UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08839

SPDR® SERIES TRUST
(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

James E. Ross	Ryan Louvar
President	Vice President and Senior Counsel
SSgA Funds Management Inc.	State Street Bank and Trust Company
State Street Financial Center	One Lincoln Street/CPH0326
One Lincoln Street	Boston, MA 02111
Boston, MA 02111
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: September 30, 2010

TABLE OF CONTENTS

SPDR® Dow Jones Total Market ETF (TMW)	1
SPDR Dow Jones Large Cap ETF (ELR)	12
SPDR Dow Jones Large Cap Growth ETF (ELG)	21
SPDR Dow Jones Large Cap Value ETF (ELV)	27
SPDR Dow Jones Mid Cap ETF (EMM)	32
SPDR Dow Jones Mid Cap Growth ETF (EMG)	39
SPDR Dow Jones Mid Cap Value ETF (EMV)	43
SPDR Dow Jones Small Cap ETF (DSC)	47
SPDR Dow Jones Small Cap Growth ETF (DSG)	65
SPDR Dow Jones Small Cap Value ETF (DSV)	75
SPDR DJ Global Titans ETF (DGT)	84
SPDR Dow Jones REIT ETF (RWR)	85
SPDR KBW Bank ETF (KBE)	87
SPDR KBW Capital Markets ETF (KCE)	88
SPDR KBW Insurance ETF (KIE)	89
SPDR KBW Mortgage Financesm ETF (KME)	90
SPDR KBW Regional Bankingsm ETF (KRE)	91
SPDR Morgan Stanley Technology ETF (MTK)	92
SPDR S&P® Dividend ETF (SDY)	93
SPDR S&P Biotech ETF (XBI)	95
SPDR S&P Homebuilders ETF (XHB)	96
SPDR S&P Metals & Mining ETF (XME)	97
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	98
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	99
SPDR S&P Pharmaceuticals ETF (XPH)	100
SPDR S&P Retail ETF (XRT)	101
SPDR S&P Semiconductor ETF (XSD)	102
SPDR Wells Fargo® Preferred Stock ETF (PSK)	103
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)	106
SPDR Barclays Capital TIPS ETF (IPE)	107
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)	108
SPDR Barclays Capital Long Term Treasury ETF (TLO)	110
SPDR Barclays Capital Intermediate Term Credit Bond ETF (ITR)	111
SPDR Barclays Capital Long Term Credit Bond ETF (LWC)	117
SPDR Barclays Capital Convertible Securities ETF (CWB)	122
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)	125
SPDR Barclays Capital Aggregate Bond ETF (LAG)	126
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)	132
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)	139

SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)	141
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)	143
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	150
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	155
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)	157
SPDR Barclays Capital International Treasury Bond ETF (BWX)	159
SPDR Barclays Capital High Yield Bond ETF (JNK)	165
SPDR Barclays Capital Short Term Corporate Bond ETF (SCPB)	170
Notes to Schedules of Investments	176

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.3%
BE Aerospace, Inc. (a)	2,913	$88,293
Boeing Co.	9,890	658,081
Ceradyne, Inc. (a)	503	11,745
General Dynamics Corp.	4,569	286,979
Goodrich Corp.	2,740	202,020
Honeywell International, Inc.	10,106	444,058
ITT Corp.	3,379	158,239
L-3 Communications Holdings, Inc.	2,084	150,611
Lockheed Martin Corp.	4,703	335,230
Northrop Grumman Corp.	5,271	319,581
Precision Castparts Corp.	1,780	226,683
Raytheon Co.	6,636	303,331
Rockwell Collins, Inc. (b)	3,301	192,283
United Technologies Corp.	12,685	903,552

		4,280,686

AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc. (b)	2,396	167,528
Expeditors International Washington, Inc.	3,514	162,452
FedEx Corp.	4,331	370,301
Forward Air Corp. (b)	3,429	89,154
United Parcel Service, Inc. (Class B)	11,169	744,861
UTI Worldwide, Inc.	3,503	56,328

		1,590,624

AIRLINES — 0.2%
AMR Corp. (a)(b)	4,845	30,378
Continental Airlines, Inc. (Class B) (a)	2,260	56,138
Delta Air Lines, Inc. (a)	8,926	103,899
JetBlue Airways Corp. (a)(b)	5,048	33,771
Southwest Airlines Co.	10,951	143,130
United Continental Holdings, Inc. (a)	2,365	55,885
US Airways Group, Inc. (a)	2,796	25,863

		449,064

AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc. (a)(b)	734	6,621
BorgWarner, Inc. (a)(b)	1,423	74,878
Gentex Corp.	5,348	104,339
Johnson Controls, Inc.	10,006	305,183
Modine Manufacturing Co. (a)	3,164	41,037
The Goodyear Tire & Rubber Co. (a)	5,022	53,987

		586,045

AUTOMOBILES — 0.4%
Ford Motor Co. (a)(b)	44,967	550,396
Harley-Davidson, Inc. (b)	4,505	128,122
Thor Industries, Inc.	525	17,535

		696,053

BEVERAGES — 2.1%
Central European Distribution Corp. (a)	791	17,655
Coca-Cola Enterprises, Inc. (a)	5,728	177,568
Constellation Brands, Inc. (Class A) (a)	4,087	72,299
Dr. Pepper Snapple Group, Inc.	3,824	135,829
Hansen Natural Corp. (a)	1,201	55,991
Molson Coors Brewing Co. (Class B)	2,137	100,909
PepsiCo, Inc.	22,485	1,493,903
The Coca-Cola Co.	29,481	1,725,228

		3,779,382

BIOTECHNOLOGY — 1.9%
Acorda Therapeutics, Inc. (a)(b)	1,293	42,695
Alexion Pharmaceuticals, Inc. (a)	1,225	78,841
Alkermes, Inc. (a)	2,400	35,160
Alnylam Pharmaceuticals, Inc. (a)	1,100	13,508
AMAG Pharmaceuticals, Inc. (a)	302	5,197
Amgen, Inc. (a)	15,568	857,952
Amylin Pharmaceuticals, Inc. (a)(b)	2,642	55,086
AVI BioPharma, Inc. (a)(b)	4,942	9,093
Biogen Idec, Inc. (a)	4,549	255,290
BioMarin Pharmaceutical, Inc. (a)(b)	1,930	43,136
Celgene Corp. (a)	7,059	406,669
Cephalon, Inc. (a)(b)	1,332	83,170
Chelsea Therapeutics International, Inc. (a)	6,843	35,036
Cubist Pharmaceuticals, Inc. (a)	1,305	30,524
Dendreon Corp. (a)(b)	4,112	169,332
Genzyme Corp. (a)	3,833	271,338
Gilead Sciences, Inc. (a)	13,667	486,682
Human Genome Sciences, Inc. (a)(b)	6,473	192,831
Incyte Corp. (a)	1,468	23,473
InterMune, Inc. (a)(b)	575	7,832
Isis Pharmaceuticals, Inc. (a)(b)	2,303	19,345
Martek Biosciences Corp. (a)(b)	972	21,996
Medivation, Inc. (a)	1,606	20,878
Myriad Genetics, Inc. (a)	1,407	23,089
Neurocrine Biosciences, Inc. (a)	1,966	11,914
Novavax, Inc. (a)	3,610	7,906
Onyx Pharmaceuticals, Inc. (a)	1,139	30,047
PDL BioPharma, Inc.	3,574	18,799
Pharmasset, Inc. (a)(b)	372	10,974
SIGA Technologies, Inc. (a)(b)	7,982	67,528
Spectrum Pharmaceuticals, Inc. (a)	3,127	13,040
Talecris Biotherapeutics Holdings Corp. (a)	314	7,184
Vertex Pharmaceuticals, Inc. (a)	2,376	82,138
Zymogenetics, Inc. (a)(b)	1,258	12,266

		3,449,949

BUILDING PRODUCTS — 0.1%
Masco Corp.	5,983	65,873
Quanex Building Products Corp.	566	9,775
Simpson Manufacturing Co., Inc.	1,417	36,530
USG Corp. (a)	1,273	16,791

		128,969

CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc. (a)	674	52,579
Ameriprise Financial, Inc.	3,719	176,020
BlackRock, Inc.	264	44,946
Diamond Hill Investment Group, Inc. (b)	124	9,052
E*TRADE Financial Corp. (a)	3,066	44,580
Eaton Vance Corp.	1,922	55,815
Federated Investors, Inc. (Class B) (b)	900	20,484
Franklin Resources, Inc.	2,249	240,418
International Assets Holding Corp. (a)(b)	2,660	48,146
Invesco, Ltd. (b)	6,533	138,696

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Janus Capital Group, Inc.	5,532	$60,575
Jefferies Group, Inc.	2,150	48,784
KBW, Inc.	780	19,968
Knight Capital Group, Inc. (Class A) (a)	700	8,673
Legg Mason, Inc. (b)	3,252	98,568
Morgan Stanley	17,023	420,128
Northern Trust Corp.	3,465	167,152
Raymond James Financial, Inc. (b)	1,648	41,744
SEI Investments Co.	5,256	106,907
State Street Corp. (c)	7,405	278,872
T. Rowe Price Group, Inc.	3,913	195,904
TD Ameritrade Holding Corp. (a)	3,994	64,503
The Bank of New York Mellon Corp.	16,566	432,870
The Charles Schwab Corp.	14,666	203,857
The Goldman Sachs Group, Inc.	6,399	925,167
Waddell & Reed Financial, Inc. (Class A) (b)	2,937	80,356

		3,984,764

CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	2,856	236,534
Airgas, Inc. (b)	1,177	79,977
Ashland, Inc.	1,618	78,910
Cabot Corp.	1,860	60,580
Calgon Carbon Corp. (a)(b)	1,599	23,186
Celanese Corp. (Series A)	2,722	87,376
CF Industries Holdings, Inc.	1,110	106,005
E. I. du Pont de Nemours & Co.	13,469	600,987
Eastman Chemical Co.	2,009	148,666
Ecolab, Inc.	3,607	183,019
FMC Corp.	1,120	76,619
Monsanto Co.	8,383	401,797
Nalco Holding Co.	3,345	84,327
PPG Industries, Inc.	2,911	211,921
Praxair, Inc.	5,064	457,077
Sigma-Aldrich Corp.	1,582	95,521
The Dow Chemical Co.	15,439	423,955
The Mosaic Co.	2,670	156,889

		3,513,346

COMMERCIAL BANKS — 2.8%
Arrow Financial Corp. (b)	4,236	106,229
Bank of Hawaii Corp. (b)	763	34,274
BB&T Corp.	9,723	234,130
CapitalSource, Inc.	1,626	8,683
Cathay General Bancorp (b)	1,066	12,675
Centerstate Banks, Inc.	2,170	18,619
Columbia Banking System, Inc. (b)	4,161	81,764
Comerica, Inc. (b)	2,159	80,207
CVB Financial Corp. (b)	6,536	49,085
East West Bancorp, Inc.	1,888	30,737
F.N.B. Corp. (b)	5,915	50,632
Farmers Capital Bank Corp. (b)	1,922	9,514
Fifth Third Bancorp	11,366	136,733
First Bancorp- North Carolina (b)	2,445	33,301
First Commonwealth Financial Corp.	5,807	31,648
First Horizon National Corp. (a)	3,624	41,354
First Merchants Corp. (b)	4,677	35,686
Huntington Bancshares, Inc.	5,497	31,168
Independent Bank Corp.- Massachusetts (b)	3,231	72,762
International Bancshares Corp. (b)	1,436	24,254
Keycorp	5,401	42,992
Lakeland Financial Corp.	4,470	83,410
M&T Bank Corp. (b)	1,146	93,754
Marshall & Ilsley Corp.	3,173	22,338
National Penn Bancshares, Inc.	6,440	40,250
Old National Bancorp	1,247	13,093
PacWest Bancorp (b)	1,748	33,317
PNC Financial Services Group, Inc.	8,698	451,513
Popular, Inc. (a)	3,425	9,933
Regions Financial Corp.	11,335	82,405
Renasant Corp. (b)	5,448	82,864
Sandy Spring Bancorp, Inc. (b)	3,273	50,731
Simmons First National Corp. (b)	3,350	94,704
StellarOne Corp.	5,728	72,860
SunTrust Banks, Inc.	7,480	193,208
Susquehanna Bancshares, Inc. (b)	5,631	47,526
Trustmark Corp. (b)	1,189	25,849
U.S. Bancorp	24,961	539,657
Umpqua Holdings Corp. (b)	4,984	56,519
United Bankshares, Inc. (b)	917	22,824
United Community Banks, Inc. (a)(b)	3,658	8,194
Wells Fargo & Co.	72,115	1,812,250
Zions Bancorporation	3,087	65,938

		5,069,584

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Avery Dennison Corp.	2,332	86,564
Bowne & Co., Inc.	2,202	24,949
Cintas Corp.	3,200	88,160
Courier Corp. (b)	2,765	39,318
Covanta Holding Corp.	2,272	35,784
Ennis, Inc.	5,502	98,431
Herman Miller, Inc. (b)	3,007	59,178
Iron Mountain, Inc.	3,992	89,181
Kimball International, Inc. (Class B)	5,491	32,012
Pitney Bowes, Inc. (b)	3,857	82,463
R.R. Donnelley & Sons Co.	4,891	82,951
Republic Services, Inc.	4,161	126,869
Stericycle, Inc. (a)(b)	1,100	76,428
Waste Connections, Inc. (a)(b)	1,475	58,498
Waste Management, Inc. (b)	7,271	259,866

		1,240,652

COMMUNICATIONS EQUIPMENT — 2.4%
ADC Telecommunications, Inc. (a)(b)	3,758	47,614
Arris Group, Inc. (a)	3,933	38,425
Brocade Communications Systems, Inc. (a)	4,156	24,271
CIENA Corp. (a)(b)	4,601	71,637
Cisco Systems, Inc. (a)	85,546	1,873,457
CommScope, Inc. (a)	2,066	49,047
Comtech Telecommunications Corp. (a)	789	21,579
EchoStar Corp. (Class A) (a)	947	18,069
Emulex Corp. (a)	561	5,857
F5 Networks, Inc. (a)(b)	1,495	155,196
Finisar Corp. (a)(b)	920	17,287
Harmonic, Inc. (a)(b)	2,186	15,040
Harris Corp.	2,777	122,993
InterDigital, Inc. (a)(b)	1,172	34,703
JDS Uniphase Corp. (a)	5,323	65,952
Juniper Networks, Inc. (a)	8,879	269,478

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Motorola, Inc. (a)	33,753	$287,913
Plantronics, Inc. (b)	763	25,774
Polycom, Inc. (a)	1,777	48,476
QUALCOMM, Inc.	24,201	1,091,949
Riverbed Technology, Inc. (a)	1,434	65,362
Tellabs, Inc.	9,748	72,623

		4,422,702

COMPUTERS & PERIPHERALS — 4.0%
Apple, Inc. (a)	13,218	3,750,608
Avid Technology, Inc. (a)(b)	1,277	16,741
Dell, Inc. (a)	26,461	342,935
EMC Corp. (a)	30,282	615,027
Hewlett-Packard Co.	36,265	1,525,669
Icad, Inc. (a)	6,844	12,045
Lexmark International, Inc. (Class A) (a)	1,617	72,151
NCR Corp. (a)	3,559	48,509
NetApp, Inc. (a)	6,730	335,087
Novatel Wireless, Inc. (a)(b)	1,415	11,150
QLogic Corp. (a)	4,441	78,339
SanDisk Corp. (a)	5,267	193,036
Seagate Technology (a)	7,745	91,236
Teradata Corp. (a)	3,545	136,695
Western Digital Corp. (a)	4,437	125,966

		7,355,194

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)	1,299	31,514
EMCOR Group, Inc. (a)(b)	1,262	31,033
Fluor Corp.	2,918	144,528
Jacobs Engineering Group, Inc. (a)	1,924	74,459
KBR, Inc.	2,386	58,791
Quanta Services, Inc. (a)	2,841	54,206
The Shaw Group, Inc. (a)	1,372	46,044
URS Corp. (a)	1,221	46,374

		486,949

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc. (b)	1,264	29,957
Martin Marietta Materials, Inc. (b)	902	69,427
Vulcan Materials Co. (b)	1,890	69,779

		169,163

CONSUMER FINANCE — 0.7%
American Express Co.	16,219	681,685
AmeriCredit Corp. (a)	3,574	87,420
Capital One Financial Corp.	6,994	276,613
Discover Financial Services	6,978	116,393
SLM Corp. (a)	7,668	88,565

		1,250,676

CONTAINERS & PACKAGING — 0.3%
Crown Holdings, Inc. (a)	3,972	113,837
Owens-Illinois, Inc. (a)	3,266	91,644
Pactiv Corp. (a)	3,795	125,159
Sealed Air Corp.	4,448	99,991
Temple-Inland, Inc.	2,218	41,388

		472,019

DISTRIBUTORS — 0.1%
Genuine Parts Co. (b)	1,346	60,018
LKQ Corp. (a)	2,765	57,512

		117,530

DIVERSIFIED CONSUMER SERVICES — 0.3%
Apollo Group, Inc. (a)(b)	2,265	116,308
Capella Education Co. (a)(b)	700	54,334
Career Education Corp. (a)	2,487	53,396
Corinthian Colleges, Inc. (a)(b)	1,908	13,394
DeVry, Inc.	967	47,586
H&R Block, Inc.	4,848	62,782
ITT Educational Services, Inc. (a)(b)	779	54,740
Service Corp. International (b)	10,334	89,079
Sotheby’s	1,042	38,366
Strayer Education, Inc. (b)	272	47,464

		577,449

DIVERSIFIED FINANCIAL SERVICES — 3.5%
Bank of America Corp.	149,233	1,956,445
CIT Group, Inc. (a)	2,961	120,868
Citigroup, Inc. (a)	299,030	1,166,217
CME Group, Inc.	1,028	267,742
Intercontinental Exchange, Inc. (a)	1,247	130,586
JPMorgan Chase & Co.	59,429	2,262,462
Leucadia National Corp. (a)	3,818	90,181
Medallion Financial Corp. (b)	984	7,665
Moody’s Corp. (b)	3,639	90,902
MSCI, Inc. (Class A) (a)	1,599	53,103
NYSE Euronext (b)	4,980	142,279
PHH Corp. (a)	1,029	21,671
The NASDAQ OMX Group, Inc. (a)	3,003	58,348

		6,368,469

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	86,335	2,469,181
CenturyLink, Inc. (b)	4,560	179,938
Cogent Communications Group, Inc. (a)	2,660	25,190
Frontier Communications Corp.	18,961	154,911
Level 3 Communications, Inc. (a)	13,311	12,476
Qwest Communications International, Inc. (b)	25,764	161,540
SureWest Communications (a)(b)	2,707	20,032
tw telecom, inc. (a)	3,552	65,961
Verizon Communications, Inc.	40,833	1,330,748
Windstream Corp. (b)	7,972	97,976

		4,517,953

ELECTRIC UTILITIES — 1.7%
Allegheny Energy, Inc.	3,536	86,703
American Electric Power Co., Inc.	6,299	228,213
Central Vermont Public Service Corp.	4,576	92,298
Duke Energy Corp.	15,717	278,348
Edison International (b)	5,123	176,180
Entergy Corp.	2,748	210,304
Exelon Corp.	9,767	415,879
FirstEnergy Corp.	4,752	183,142
Hawaiian Electric Industries, Inc.	210	4,733
Maine & Maritimes Corp.	124	5,568
MGE Energy, Inc. (b)	3,205	126,886
NextEra Energy, Inc.	5,459	296,915
Northeast Utilities	2,212	65,409
Pepco Holdings, Inc. (b)	6,356	118,222
Pinnacle West Capital Corp.	1,720	70,984
PNM Resources, Inc.	4,260	48,521

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

PPL Corp.	5,489	$149,466
Progress Energy, Inc.	2,989	132,771
The Southern Co.	11,976	445,986
Unitil Corp. (b)	2,401	52,702

		3,189,230

ELECTRICAL EQUIPMENT — 0.7%
Babcock & Wilcox Co. (a)	2,209	47,008
Capstone Turbine Corp. (a)(b)	8,506	6,567
Cooper Industries PLC	210	10,275
Emerson Electric Co.	11,510	606,117
First Solar, Inc. (a)	832	122,595
General Cable Corp. (a)(b)	1,608	43,609
GrafTech International, Ltd. (a)	2,604	40,701
Hubbell, Inc. (Class B)	2,134	108,300
PowerSecure International, Inc. (a)	3,045	28,197
Rockwell Automation, Inc.	2,717	167,720
Roper Industries, Inc. (b)	2,293	149,458

		1,330,547

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Agilent Technologies, Inc. (a)	6,528	217,839
Amphenol Corp. (Class A)	3,610	176,818
Arrow Electronics, Inc. (a)	3,472	92,806
Avnet, Inc. (a)	3,994	107,878
Benchmark Electronics, Inc. (a)	2,935	48,134
Corning, Inc.	22,863	417,936
Dolby Laboratories, Inc. (Class A) (a)	1,054	59,878
FLIR Systems, Inc. (a)	2,537	65,201
Itron, Inc. (a)	657	40,228
Jabil Circuit, Inc.	3,922	56,516
L-1 Identity Solutions, Inc. (a)(b)	2,217	26,005
Lightpath Technologies, Inc. (Class A) (a)(b)	7,796	22,297
Molex, Inc. (b)	3,727	78,006
National Instruments Corp.	1,463	47,782
Power-One, Inc. (a)(b)	1,258	11,435
Sanmina-SCI Corp. (a)(b)	2,372	28,654
Tech Data Corp. (a)	2,634	106,150
Trimble Navigation, Ltd. (a)	3,658	128,176
Tyco Electronics, Ltd.	944	27,584
Vishay Intertechnology, Inc. (a)	5,567	53,888
Vishay Precision Group, Inc. (a)	396	6,182

		1,819,393

ENERGY EQUIPMENT & SERVICES — 1.9%
Baker Hughes, Inc.	7,465	318,009
Cameron International Corp. (a)	3,810	163,678
Complete Production Services, Inc. (a)	944	19,305
Diamond Offshore Drilling, Inc. (b)	763	51,709
Dresser-Rand Group, Inc. (a)	104	3,837
Exterran Holdings, Inc. (a)(b)	1,886	42,831
FMC Technologies, Inc. (a)	2,007	137,058
Halliburton Co.	14,447	477,762
Helix Energy Solutions Group, Inc. (a)	758	8,444
Helmerich & Payne, Inc.	1,956	79,140
Nabors Industries, Ltd. (a)	5,498	99,294
National-Oilwell Varco, Inc.	7,141	317,560
Noble Corp.	210	7,096
Oceaneering International, Inc. (a)	104	5,601
Omni Energy Services Corp. (a)(b)	7,600	20,748
Patterson-UTI Energy, Inc.	4,501	76,877
Pride International, Inc. (a)	3,312	97,472
Rowan Cos., Inc. (a)	3,620	109,903
Schlumberger, Ltd.	20,943	1,290,298
Superior Energy Services, Inc. (a)	3,666	97,846
TGC Industries, Inc. (a)(b)	5,694	21,865
Tidewater, Inc. (b)	1,088	48,753
Weatherford International, Ltd. (a)	2,412	41,245

		3,536,331

FOOD & STAPLES RETAILING — 2.0%
Costco Wholesale Corp.	6,614	426,537
CVS Caremark Corp.	22,217	699,169
Safeway, Inc. (b)	7,071	149,622
SUPERVALU, Inc. (b)	4,000	46,120
Sysco Corp.	9,611	274,106
The Kroger Co.	8,835	191,366
Wal-Mart Stores, Inc.	25,792	1,380,388
Walgreen Co.	13,858	464,243
Whole Foods Market, Inc. (a)	2,215	82,199

		3,713,750

FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	8,941	285,397
Bunge, Ltd.	2,195	129,856
Campbell Soup Co. (b)	4,913	175,640
ConAgra Foods, Inc.	8,864	194,476
Dean Foods Co. (a)	3,483	35,561
Del Monte Foods Co.	9,241	121,149
Flowers Foods, Inc. (b)	3,223	80,059
General Mills, Inc.	10,781	393,938
H.J. Heinz Co.	4,618	218,755
Kellogg Co.	3,067	154,914
Kraft Foods, Inc. (Class A)	20,937	646,116
McCormick & Co., Inc. (b)	1,711	71,930
Mead Johnson Nutrition Co.	2,961	168,510
Sanderson Farms, Inc. (b)	178	7,706
Sara Lee Corp.	12,664	170,078
Smithfield Foods, Inc. (a)	2,452	41,267
The Hershey Co. (b)	2,685	127,779
The J.M. Smucker Co.	1,519	91,945
TreeHouse Foods, Inc. (a)(b)	1,436	66,200
Tyson Foods, Inc. (Class A)	5,734	91,859

		3,273,135

GAS UTILITIES — 0.1%
Chesapeake Utilities Corp. (b)	3,903	141,366
Delta Natural Gas Co., Inc.	248	7,626
Gas Natural, Inc. (b)	490	5,449
Questar Corp.	2,283	40,021

		194,462

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
ABIOMED, Inc. (a)	1,798	19,077
Alere, Inc. (a)(b)	1,712	52,952
American Medical Systems Holdings, Inc. (a)(b)	3,500	68,530
Angeion Corp. (a)	3,230	14,600
Baxter International, Inc. (b)	9,150	436,546
Becton, Dickinson & Co.	3,751	277,949
Boston Scientific Corp. (a)	21,158	129,698
C.R. Bard, Inc.	1,964	159,928
CareFusion Corp. (a)	2,910	72,284

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Covidien PLC	1,048	$42,119
DENTSPLY International, Inc.	1,839	58,793
Edwards Lifesciences Corp. (a)	3,095	207,520
Gen-Probe, Inc. (a)(b)	918	44,486
Hologic, Inc. (a)	5,402	86,486
Hospira, Inc. (a)	3,287	187,392
Immucor, Inc. (a)	1,484	29,428
Intuitive Surgical, Inc. (a)(b)	517	146,694
Kinetic Concepts, Inc. (a)	1,363	49,859
MAKO Surgical Corp. (a)(b)	612	5,863
Masimo Corp. (b)	1,201	32,799
Medtronic, Inc.	17,177	576,804
NuVasive, Inc. (a)(b)	874	30,712
ResMed, Inc. (a)(b)	2,416	79,269
St. Jude Medical, Inc. (a)	5,388	211,964
Stryker Corp.	4,201	210,260
Thoratec Corp. (a)(b)	1,062	39,273
Varian Medical Systems, Inc. (a)(b)	2,437	147,438
Vascular Solutions, Inc. (a)(b)	1,108	12,720
Zimmer Holdings, Inc. (a)	3,342	174,887

		3,606,330

HEALTH CARE PROVIDERS & SERVICES — 2.3%
Aetna, Inc.	6,667	210,744
Amedisys, Inc. (a)(b)	715	17,017
AmerisourceBergen Corp.	4,077	125,001
athenahealth, Inc. (a)(b)	700	23,114
Cardinal Health, Inc.	5,820	192,293
CIGNA Corp.	4,834	172,961
Community Health Systems, Inc. (a)	1,000	30,970
Coventry Health Care, Inc. (a)	2,866	61,705
DaVita, Inc. (a)	2,149	148,345
Express Scripts, Inc. (Class A) (a)	7,401	360,429
Health Management Associates, Inc. (Class A) (a)	4,416	33,827
Health Net, Inc. (a)	2,876	78,198
HEALTHSOUTH Corp. (a)(b)	2,969	57,005
Healthways, Inc. (a)	382	4,446
Henry Schein, Inc. (a)(b)	2,541	148,852
Humana, Inc. (a)	3,002	150,821
Laboratory Corp. of America Holdings (a)(b)	1,553	121,802
Lincare Holdings, Inc.	3,538	88,768
McKesson Corp.	4,713	291,169
Medco Health Solutions, Inc. (a)	7,585	394,875
Omnicare, Inc.	2,476	59,127
Patterson Cos., Inc.	2,479	71,023
PSS World Medical, Inc. (a)(b)	2,246	48,019
Psychiatric Solutions, Inc. (a)	1,564	52,472
Quest Diagnostics, Inc.	2,015	101,697
Tenet Healthcare Corp. (a)	9,036	42,650
UnitedHealth Group, Inc.	17,526	615,338
VCA Antech, Inc. (a)(b)	2,614	55,129
WellCare Health Plans, Inc. (a)(b)	336	9,731
WellPoint, Inc. (a)	7,778	440,546

		4,208,074

HEALTH CARE TECHNOLOGY — 0.0% (d)
Transcend Services, Inc. (a)(b)	372	5,673

HOTELS, RESTAURANTS & LEISURE — 2.1%
Biglari Holdings, Inc. (a)(b)	198	65,073
Bob Evans Farms, Inc.	4,322	121,319
Brinker International, Inc.	2,174	41,002
Carnival Corp.	6,284	240,112
Darden Restaurants, Inc.	2,654	113,538
Gaylord Entertainment Co. (a)	566	17,263
International Game Technology	6,060	87,567
Interval Leisure Group, Inc. (a)	850	11,449
Las Vegas Sands Corp. (a)(b)	6,940	241,859
Marriott International, Inc. (Class A) (b)	6,050	216,771
McDonald’s Corp.	14,517	1,081,662
MGM MIRAGE, Inc. (a)(b)	4,121	46,485
Panera Bread Co. (Class A) (a)(b)	682	60,432
Penn National Gaming, Inc. (a)	1,976	58,509
Royal Caribbean Cruises, Ltd. (a)	1,853	58,425
Scientific Games Corp. (Class A) (a)	3,010	29,197
Starbucks Corp.	11,017	281,815
Starwood Hotels & Resorts Worldwide, Inc. (b)	3,618	190,126
The Cheesecake Factory, Inc. (a)(b)	3,225	85,366
Wendy’s/Arby’s Group, Inc. (Class A)	8,850	40,090
Wyndham Worldwide Corp.	5,726	157,293
Wynn Resorts, Ltd. (b)	1,812	157,227
Yum! Brands, Inc.	7,954	366,361

		3,768,941

HOUSEHOLD DURABLES — 0.7%
American Greetings Corp. (Class A) (b)	3,158	58,707
Bassett Furniture Industries, Inc. (a)	5,063	24,961
Brookfield Homes Corp. (a)	210	1,720
D.R. Horton, Inc. (b)	5,389	59,926
Fortune Brands, Inc.	2,262	111,358
Garmin Ltd. (b)	2,560	77,696
Harman International Industries, Inc. (a)	1,663	55,561
KB HOME	2,970	33,650
Leggett & Platt, Inc.	4,324	98,414
Lennar Corp. (Class A) (b)	3,608	55,491
Mohawk Industries, Inc. (a)	763	40,668
National Presto Industries, Inc. (b)	676	71,974
Newell Rubbermaid, Inc. (b)	5,916	105,364
NVR, Inc. (a)	129	83,531
Pulte Group, Inc. (a)(b)	7,886	69,081
Ryland Group, Inc.	1,235	22,131
Stanley Black & Decker, Inc.	1,933	118,454
Toll Brothers, Inc. (a)	2,491	47,379
Whirlpool Corp. (b)	1,365	110,511

		1,246,577

HOUSEHOLD PRODUCTS — 2.0%
Church & Dwight Co., Inc. (b)	2,275	147,739
Colgate-Palmolive Co.	7,117	547,013
Energizer Holdings, Inc. (a)	1,293	86,928
Kimberly-Clark Corp.	5,447	354,327
Procter & Gamble Co.	41,282	2,475,682
The Clorox Co.	2,020	134,855

		3,746,544

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Calpine Corp. (a)(b)	5,254	65,412
Constellation Energy Group, Inc.	3,055	98,493

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Mirant Corp. (a)	3,786	$37,708
NRG Energy, Inc. (a)(b)	5,469	113,865
RRI Energy, Inc. (a)	7,692	27,307
The AES Corp. (a)	11,048	125,395

		468,180

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	9,437	818,282
General Electric Co.	156,586	2,544,523
McDermott International, Inc. (a)	4,421	65,342
Textron, Inc. (b)	4,164	85,612

		3,513,759

INSURANCE — 4.2%
AFLAC, Inc.	7,228	373,760
American International Group, Inc. (a)(b)	4,965	194,131
American Physicians Service Group, Inc. (b)	1,801	58,262
AON Corp.	3,943	154,211
Arthur J. Gallagher & Co. (b)	1,592	41,981
Assurant, Inc.	2,235	90,965
Assured Guaranty, Ltd.	2,308	39,490
Berkshire Hathaway, Inc. (Class B) (a)	28,333	2,342,572
Chubb Corp.	5,794	330,200
Cincinnati Financial Corp. (b)	2,446	70,567
Donegal Group, Inc. (Class A) (b)	2,092	27,342
Eastern Insurance Holdings, Inc.	984	10,263
Everest Re Group, Ltd.	1,010	87,335
Fidelity National Financial, Inc. (Class A)	4,060	63,783
Genworth Financial, Inc. (Class A) (a)	7,465	91,222
Hartford Financial Services Group, Inc.	6,587	151,172
Lincoln National Corp.	6,614	158,207
Loews Corp.	7,062	267,650
Marsh & McLennan Cos., Inc.	7,091	171,035
MBIA, Inc. (a)	3,040	30,552
Mercer Insurance Group, Inc.	372	6,622
MetLife, Inc.	7,656	294,373
NYMAGIC, Inc. (b)	1,701	43,665
Old Republic International Corp. (b)	4,305	59,624
PartnerRe, Ltd.	1,103	88,439
PMA Capital Corp. (Class A) (a)	3,499	26,382
Principal Financial Group, Inc.	6,126	158,786
ProAssurance Corp. (a)	1,988	114,489
Protective Life Corp.	456	9,923
Prudential Financial, Inc.	6,959	377,039
Reinsurance Group of America, Inc.	1,156	55,823
RenaissanceRe Holdings, Ltd.	1,244	74,590
Seabright Insurance Holdings (b)	2,443	19,691
Selective Insurance Group, Inc.	3,852	62,749
The Allstate Corp.	8,678	273,791
The Hanover Insurance Group, Inc. (b)	1,707	80,229
The Phoenix Cos., Inc. (a)(b)	6,903	14,496
The Progressive Corp.	9,651	201,416
The Travelers Cos., Inc.	9,414	490,469
Torchmark Corp.	1,289	68,497
Transatlantic Holdings, Inc.	946	48,076
Unum Group	6,773	150,022
Validus Holdings, Ltd.	2,287	60,285
W.R. Berkley Corp.	2,158	58,417
XL Group PLC	4,818	104,358

		7,696,951

INTERNET & CATALOG RETAIL — 0.7%
Amazon.com, Inc. (a)	4,827	758,129
Expedia, Inc.	5,021	141,642
HSN, Inc. (a)(b)	850	25,415
Liberty Media Corp. — Interactive (Class A) (a)	9,687	132,809
Netflix, Inc. (a)	600	97,296
Priceline.com, Inc. (a)	527	183,575

		1,338,866

INTERNET SOFTWARE & SERVICES — 1.7%
Akamai Technologies, Inc. (a)	3,300	165,594
AOL, Inc. (a)	1,761	43,585
Art Technology Group, Inc. (a)	5,513	22,769
EarthLink, Inc. (b)	5,787	52,604
eBay, Inc. (a)	15,269	372,564
Equinix, Inc. (a)(b)	617	63,150
Google, Inc. (Class A) (a)	3,354	1,763,500
IAC/InterActive Corp. (a)	2,223	58,398
Internap Network Services Corp. (a)(b)	4,441	21,805
Local.com Corp. (a)(b)	4,751	20,999
Monster Worldwide, Inc. (a)(b)	3,236	41,938
Terremark Worldwide, Inc. (a)	3,334	34,473
VeriSign, Inc. (a)	3,382	107,345
WebMD Health Corp. (a)(b)	799	39,846
Yahoo!, Inc. (a)	17,477	247,649

		3,056,219

IT SERVICES — 2.7%
Accenture PLC (Class A)	944	40,111
Alliance Data Systems Corp. (a)	992	64,738
Aon Hewitt LLC (a)	210	10,590
Automatic Data Processing, Inc.	8,108	340,779
Broadridge Financial Solutions, Inc.	2,821	64,516
Cognizant Technology Solutions Corp. (Class A) (a)	5,405	348,460
Computer Sciences Corp.	3,020	138,920
Fidelity National Information Services, Inc.	7,071	191,836
Fiserv, Inc. (a)	3,548	190,953
International Business Machines Corp.	17,282	2,318,208
Lender Processing Services, Inc.	2,024	67,258
Mastercard, Inc. (Class A)	1,196	267,904
Paychex, Inc.	5,653	155,401
SAIC, Inc. (a)(b)	2,330	37,234
The Western Union Co.	9,930	175,463
Total System Services, Inc.	3,176	48,402
Unisys Corp. (a)	1,227	34,233
VeriFone Systems, Inc. (a)	314	9,756
Visa, Inc. (Class A)	6,689	496,725

		5,001,487

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp. (b)	2,628	39,998
Eastman Kodak Co. (a)(b)	5,281	22,180
Hasbro, Inc.	3,519	156,631
Mattel, Inc.	7,923	185,874
Pool Corp.	2,832	56,838

		461,521

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	1,640	$7,479
Charles River Laboratories International, Inc. (a)(b)	1,046	34,675
Covance, Inc. (a)(b)	961	44,965
Illumina, Inc. (a)(b)	1,986	97,711
Life Technologies Corp. (a)	3,259	152,163
PerkinElmer, Inc.	3,628	83,952
Pharmaceutical Product Development, Inc.	1,200	29,748
Pure Bioscience (a)(b)	13,298	30,718
Sequenom, Inc. (a)(b)	1,272	8,917
Techne Corp.	1,506	92,965
Thermo Fisher Scientific, Inc. (a)	6,856	328,265
Waters Corp. (a)	2,032	143,825

		1,055,383

MACHINERY — 2.5%
AGCO Corp. (a)	1,155	45,057
ArvinMeritor, Inc. (a)(b)	1,154	17,933
Bucyrus International, Inc. (b)	1,595	110,613
Caterpillar, Inc.	9,165	721,102
CLARCOR, Inc.	1,063	41,064
Crane Co.	2,063	78,270
Cummins, Inc.	2,673	242,120
Danaher Corp.	6,862	278,666
Deere & Co.	6,243	435,637
Donaldson Co., Inc.	1,187	55,943
Dover Corp.	2,704	141,176
Eaton Corp.	2,577	212,577
Federal Signal Corp. (b)	5,402	29,117
Flowserve Corp.	782	85,566
Graco, Inc. (b)	314	9,963
Harsco Corp.	2,121	52,134
IDEX Corp.	3,810	135,293
Illinois Tool Works, Inc.	9,448	444,245
Ingersoll-Rand PLC	210	7,499
John Bean Technologies Corp.	431	6,943
Joy Global, Inc.	2,073	145,773
Lincoln Electric Holdings, Inc.	964	55,738
Mueller Water Products, Inc. (Class A)	4,398	13,282
Navistar International Corp. (a)	1,192	52,019
Oshkosh Corp. (a)(b)	2,343	64,433
PACCAR, Inc.	4,983	239,931
Pall Corp.	3,778	157,316
Parker-Hannifin Corp.	3,048	213,543
Pentair, Inc.	2,492	83,806
SPX Corp.	1,331	84,226
Terex Corp. (a)(b)	1,933	44,304
The Manitowoc Co., Inc. (b)	2,316	28,047
The Timken Co.	2,932	112,472
WABCO Holdings, Inc. (a)	1,484	62,239
Watts Water Technologies, Inc.	2,475	84,274

		4,592,321

MARINE — 0.0% (d)
Genco Shipping & Trading, Ltd. (a)(b)	420	6,695

MEDIA — 3.1%
Ascent Media Corp. (Class A) (a)(b)	211	5,636
Cablevision Systems Corp. (Class A)	4,223	110,600
CBS Corp.	10,367	164,421
Comcast Corp. (Class A)	40,990	741,099
DIRECTV (Class A) (a)	15,182	632,027
Discovery Communications, Inc. (Series A) (a)(b)	4,705	204,903
DISH Network Corp. (Class A)	4,751	91,029
Gannett Co., Inc. (b)	6,357	77,746
Journal Communications, Inc. (Class A) (a)	5,530	24,940
Knology, Inc. (a)(b)	3,802	51,061
Lamar Advertising Co. (Class A) (a)	1,899	60,426
Liberty Global, Inc. (Series A) (a)(b)	6,315	194,565
Liberty Media — Starz (Series A) (a)	775	50,282
Liberty Media Corp. — Capital (Class A) (a)	1,935	100,736
Live Nation, Inc. (a)(b)	2,315	22,872
Madison Square Garden, Inc. (Class A) (a)	1,056	22,260
News Corp. (Class A)	33,492	437,406
Omnicom Group, Inc.	4,586	181,055
Scripps Networks Interactive (Class A)	1,064	50,625
Sirius XM Radio, Inc. (a)(b)	52,473	62,968
The Interpublic Group of Cos., Inc. (a)	8,841	88,675
The McGraw-Hill Cos., Inc.	5,841	193,103
The New York Times Co. (Class A) (a)(b)	1,759	13,615
The Walt Disney Co.	26,822	888,076
Time Warner Cable, Inc.	4,540	245,115
Time Warner, Inc.	19,368	593,629
Valassis Communications, Inc. (a)	210	7,117
Viacom, Inc. (Class B)	7,971	288,471
Virgin Media, Inc. (b)	4,645	106,928

		5,711,386

METALS & MINING — 1.3%
AK Steel Holding Corp.	3,860	53,307
Alcoa, Inc.	12,919	156,449
Allegheny Technologies, Inc. (b)	1,506	69,954
Allied Nevada Gold Corp. (a)	840	22,260
Century Aluminum Co. (a)(b)	1,495	19,689
Cliffs Natural Resources, Inc.	2,414	154,303
Coeur d’Alene Mines Corp. (a)	524	10,438
Commercial Metals Co.	2,272	32,921
Freeport-McMoRan Copper & Gold, Inc.	6,859	585,690
Newmont Mining Corp.	7,194	451,855
Nucor Corp.	4,379	167,278
Reliance Steel & Aluminum Co.	800	33,224
Royal Gold, Inc.	1,308	65,191
Schnitzer Steel Industries, Inc. (Class A) (b)	600	28,968
Southern Copper Corp.	3,509	123,236
Steel Dynamics, Inc.	3,249	45,843
Titanium Metals Corp. (a)	2,224	44,391
United States Steel Corp.	2,912	127,662
Walter Energy, Inc.	1,161	94,378
Worthington Industries, Inc. (b)	864	12,986

		2,300,023

MULTI-UTILITIES — 1.1%
Alliant Energy Corp.	210	7,634
Ameren Corp.	3,041	86,364
CMS Energy Corp. (b)	5,999	108,102
Consolidated Edison, Inc.	3,992	192,494

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Dominion Resources, Inc.	9,157	$399,795
DTE Energy Co.	1,829	84,006
NiSource, Inc. (b)	4,293	74,698
PG&E Corp.	5,246	238,273
Public Service Enterprise Group, Inc.	6,688	221,239
Sempra Energy	3,518	189,268
TECO Energy, Inc.	6,336	109,740
Wisconsin Energy Corp.	1,506	87,047
Xcel Energy, Inc.	8,355	191,914

		1,990,574

MULTILINE RETAIL — 0.9%
Big Lots, Inc. (a)	2,711	90,141
Dillard’s, Inc. (Class A)	948	22,411
Dollar Tree Stores, Inc. (a)	2,964	144,525
Family Dollar Stores, Inc.	2,545	112,387
J.C. Penney Co., Inc.	3,482	94,641
Kohl’s Corp. (a)	4,416	232,635
Macy’s, Inc.	7,770	179,409
Nordstrom, Inc.	3,902	145,154
Sears Holdings Corp. (a)(b)	1,270	91,618
Target Corp.	9,557	510,726

		1,623,647

OFFICE ELECTRONICS — 0.2%
Xerox Corp.	25,526	264,194
Zebra Technologies Corp. (Class A) (a)	2,255	75,858

		340,052

OIL, GAS & CONSUMABLE FUELS — 8.4%
Abraxas Petroleum Corp. (a)	5,703	16,197
Adams Resources & Energy, Inc.	372	6,603
Alpha Natural Resources, Inc. (a)	3,054	125,672
Anadarko Petroleum Corp.	7,826	446,473
Apache Corp.	5,166	505,028
Approach Resources, Inc. (a)	490	5,478
Arch Coal, Inc.	3,046	81,359
Atlas Energy, Inc. (a)	210	6,014
Blue Dolphin Energy Co. (a)(b)	2,144	3,924
BPZ Resources, Inc. (a)(b)	1,232	4,719
Brigham Exploration Co. (a)	1,832	34,350
Cabot Oil & Gas Corp.	1,210	36,433
Chesapeake Energy Corp. (b)	8,892	201,404
Chevron Corp.	29,540	2,394,217
Cimarex Energy Co.	900	59,562
Clayton Williams Energy, Inc. (a)	124	6,273
Concho Resources, Inc. (a)(b)	1,624	107,460
ConocoPhillips	19,651	1,128,557
CONSOL Energy, Inc.	3,078	113,763
Contango Oil & Gas Co. (a)(b)	248	12,440
Denbury Resources, Inc. (a)	5,905	93,830
Devon Energy Corp.	6,527	422,558
El Paso Corp.	12,300	152,274
EOG Resources, Inc.	3,907	363,234
EXCO Resources, Inc.	3,200	47,584
Exxon Mobil Corp.	74,762	4,619,544
Forest Oil Corp. (a)	1,860	55,242
Frontier Oil Corp.	2,403	32,200
Goodrich Petroleum Corp. (a)	1,218	17,746
Hess Corp.	4,295	253,920
Holly Corp.	1,162	33,408
Houston American Energy Corp. (b)	7,796	77,960
Marathon Oil Corp.	11,006	364,299
Mariner Energy, Inc. (a)	1,888	45,746
Massey Energy Co.	2,562	79,473
Murphy Oil Corp.	3,002	185,884
Newfield Exploration Co. (a)	2,022	116,144
Noble Energy, Inc.	3,118	234,131
Occidental Petroleum Corp.	12,203	955,495
Panhandle Oil & Gas, Inc. (b)	372	9,185
Patriot Coal Corp. (a)(b)	3,440	39,250
Peabody Energy Corp.	4,115	201,676
Petrohawk Energy Corp. (a)	4,665	75,293
Pioneer Natural Resources Co. (b)	2,841	184,750
Plains Exploration & Production Co. (a)	3,330	88,811
QEP Resources, Inc.	2,284	68,840
Quicksilver Resources, Inc. (a)(b)	732	9,223
Range Resources Corp. (b)	3,148	120,033
Rex Energy Corp. (a)(b)	1,422	18,202
SandRidge Energy, Inc. (a)(b)	6,653	37,789
SM Energy Co.	3,002	112,455
Southwestern Energy Co. (a)	5,663	189,371
Spectra Energy Corp.	9,208	207,640
Sunoco, Inc.	2,361	86,176
Tesoro Corp.	3,405	45,491
The Williams Cos., Inc.	9,417	179,959
Toreador Resources Corp. (a)	984	11,001
Ultra Petroleum Corp. (a)(b)	2,080	87,318
Valero Energy Corp.	8,243	144,335
Zion Oil & Gas, Inc. (a)	2,237	11,588

		15,374,984

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	195	12,593
International Paper Co.	8,071	175,544
Louisiana-Pacific Corp. (a)(b)	1,364	10,326
MeadWestvaco Corp.	5,011	122,168
Weyerhaeuser Co.	8,087	127,451

		448,082

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.	7,091	227,692
Herbalife, Ltd.	1,400	84,490
NBTY, Inc. (a)	210	11,546
The Estee Lauder Cos., Inc. (Class A) (b)	2,759	174,451

		498,179

PHARMACEUTICALS — 5.1%
Abbott Laboratories	21,631	1,130,004
Allergan, Inc.	4,550	302,712
Auxilium Pharmaceuticals, Inc. (a)(b)	911	22,575
Bristol-Myers Squibb Co.	27,849	754,986
Eli Lilly & Co.	13,725	501,374
Endo Pharmaceuticals Holdings, Inc. (a)	1,976	65,682
Forest Laboratories, Inc. (a)	5,218	161,393
Johnson & Johnson	38,283	2,372,015
King Pharmaceuticals, Inc. (a)	3,891	38,754
Merck & Co., Inc.	44,937	1,654,131
Mylan, Inc. (a)(b)	5,788	108,872
Nektar Therapeutics (a)(b)	1,146	16,926
Perrigo Co. (b)	1,655	106,284
Pfizer, Inc.	117,400	2,015,758
Questcor Pharmaceuticals, Inc. (a)	1,353	13,422

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

ViroPharma, Inc. (a)	2,000	$29,820
VIVUS, Inc. (a)(b)	3,930	26,292
Watson Pharmaceuticals, Inc. (a)	2,614	110,598

		9,431,598

PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	3,110	97,032
IHS, Inc. (Class A) (a)	926	62,968
Manpower, Inc.	1,404	73,289
Robert Half International, Inc.	4,202	109,252
The Dun & Bradstreet Corp.	1,430	106,020

		448,561

REAL ESTATE INVESTMENT TRUSTS — 2.5%
Agree Realty Corp. (b)	3,752	94,738
AMB Property Corp. (b)	1,428	37,799
American Campus Communities, Inc.	1,777	54,092
Annaly Capital Management, Inc.	9,139	160,846
Apartment Investment & Management Co. (Class A)	3,464	74,060
Ashford Hospitality Trust (a)(b)	8,582	77,667
AvalonBay Communities, Inc.	1,346	139,890
BioMed Realty Trust, Inc.	2,914	52,219
Boston Properties, Inc.	3,411	283,522
BRE Properties, Inc.	1,107	45,941
Camden Property Trust	362	17,365
CBL & Associates Properties, Inc. (b)	2,493	32,559
Cedar Shopping Centers, Inc. (b)	2,551	15,510
Cogdell Spencer, Inc.	1,765	11,155
Colonial Properties Trust	524	8,484
Corporate Office Properties Trust (b)	2,414	90,066
Developers Diversified Realty Corp.	2,643	29,654
Digital Realty Trust, Inc. (b)	1,129	69,659
Duke Realty Corp.	2,924	33,889
Equity Residential	5,330	253,548
Extra Space Storage, Inc.	2,186	35,063
Glimcher Realty Trust	4,500	27,675
HCP, Inc.	4,462	160,543
Health Care REIT, Inc.	1,291	61,116
Home Properties, Inc. (b)	772	40,839
Hospitality Properties Trust	2,381	53,168
Host Hotels & Resorts, Inc.	10,758	155,776
Investors Real Estate Trust	10,472	87,755
Kimco Realty Corp.	5,010	78,907
LaSalle Hotel Properties	3,512	82,146
Lexington Realty Trust (b)	2,284	16,353
Liberty Property Trust (b)	1,686	53,783
Monmouth Real Estate Investment Corp. (b)	6,370	49,813
National Retail Properties, Inc.	4,516	113,397
Nationwide Health Properties, Inc.	1,515	58,585
Pennsylvania Real Estate Investment Trust	3,210	38,071
Pittsburgh & West Virginia Railroad (b)	2,750	30,993
Plum Creek Timber Co., Inc.	3,429	121,044
Post Properties, Inc.	566	15,803
ProLogis	6,526	76,876
Public Storage	1,435	139,252
Realty Income Corp. (b)	2,186	73,712
Regency Centers Corp. (b)	184	7,262
Senior Housing Properties Trust	1,912	44,932
Simon Property Group, Inc.	3,958	367,065
SL Green Realty Corp. (b)	1,034	65,483
Strategic Hotels & Resorts, Inc. (a)	1,258	5,334
Sunstone Hotel Investors, Inc. (a)	826	7,492
Tanger Factory Outlet Centers, Inc. (b)	2,103	99,135
The Macerich Co. (b)	2,673	114,805
Transcontinental Realty Investors, Inc. (a)(b)	844	7,588
UDR, Inc. (b)	2,797	59,073
Urstadt Biddle Properties (Class A)	5,760	104,141
Ventas, Inc.	2,222	114,589
Vornado Realty Trust	4,562	390,188
Walter Investment Management Corp.	420	7,346
Weingarten Realty Investors	1,712	37,356

		4,585,122

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Brookfield Properties Corp. (b)	2,392	37,124
CB Richard Ellis Group, Inc. (Class A) (a)	6,041	110,429
Forestar Real Estate Group, Inc. (a)	810	13,811
Jones Lang LaSalle, Inc.	982	84,717
The St. Joe Co. (a)(b)	1,407	34,992

		281,073

ROAD & RAIL — 1.0%
Avis Budget Group, Inc. (a)	1,468	17,102
Con-way, Inc.	420	13,016
CSX Corp.	6,659	368,376
Dollar Thrifty Automotive Group, Inc. (a)	1,551	77,767
J.B. Hunt Transport Services, Inc.	4,200	145,740
Kansas City Southern (a)	1,848	69,134
Landstar Systems, Inc.	2,531	97,747
Norfolk Southern Corp.	6,358	378,364
Union Pacific Corp.	7,126	582,907

		1,750,153

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Advanced Micro Devices, Inc. (a)	8,481	60,300
Aetrium, Inc. (a)(b)	7,413	20,015
Altera Corp. (b)	4,975	150,046
Anadigics, Inc. (a)	2,477	15,085
Analog Devices, Inc.	5,331	167,287
Applied Materials, Inc.	21,581	252,066
Atheros Communications, Inc. (a)(b)	2,786	73,411
AXT, Inc. (a)	8,174	54,112
Broadcom Corp. (Class A)	8,170	289,136
Cirrus Logic, Inc. (a)(b)	1,678	29,935
Cree, Inc. (a)	210	11,401
Cypress Semiconductor Corp. (a)	2,559	32,192
Energy Conversion Devices, Inc. (a)(b)	1,200	6,024
FEI Co. (a)(b)	2,079	40,686
Intel Corp.	81,803	1,573,072
International Rectifier Corp. (a)	1,756	37,034
Intersil Corp. (Class A) (b)	4,627	54,090
KLA-Tencor Corp.	4,183	147,367
Lam Research Corp. (a)	3,419	143,085
Linear Technology Corp.	4,662	143,263
LSI Corp. (a)	9,844	44,889
Marvell Technology Group, Ltd. (a)	7,174	125,617
Maxim Integrated Products, Inc. (b)	2,599	48,107

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

MEMC Electronic Materials, Inc. (a)(b)	4,296	$51,208
Microchip Technology, Inc. (b)	3,855	121,240
Micron Technology, Inc. (a)	11,979	86,369
Microsemi Corp. (a)	2,448	41,983
MKS Instruments, Inc. (a)	308	5,538
National Semiconductor Corp.	6,227	79,519
Novellus Systems, Inc. (a)	3,560	94,625
NVIDIA Corp. (a)	9,696	113,249
ON Semiconductor Corp. (a)	4,546	32,777
Rambus, Inc. (a)	2,183	45,494
Sigma Designs, Inc. (a)(b)	624	7,170
Skyworks Solutions, Inc. (a)	1,087	22,479
SunPower Corp. (Class A) (a)(b)	2,416	34,790
Teradyne, Inc. (a)(b)	5,138	57,237
Texas Instruments, Inc.	19,326	524,508
Xilinx, Inc. (b)	4,226	112,454

		4,948,860

SOFTWARE — 4.1%
Activision Blizzard, Inc.	9,620	104,088
Adobe Systems, Inc. (a)	9,792	256,061
ArcSight, Inc. (a)(b)	210	9,148
Autodesk, Inc. (a)	5,366	171,551
BMC Software, Inc. (a)	3,668	148,481
CA, Inc.	7,059	149,086
Cadence Design Systems, Inc. (a)	7,239	55,234
Citrix Systems, Inc. (a)	4,425	301,962
Compuware Corp. (a)	8,137	69,409
Concur Technologies, Inc. (a)(b)	1,296	64,074
Electronic Arts, Inc. (a)	4,749	78,026
Intuit, Inc. (a)	5,822	255,062
Jack Henry & Associates, Inc.	2,146	54,723
McAfee, Inc. (a)	3,313	156,572
Microsoft Corp.	115,680	2,833,003
Novell, Inc. (a)	10,699	63,873
Nuance Communications, Inc. (a)(b)	4,511	70,552
Oracle Corp.	58,308	1,565,570
Parametric Technology Corp. (a)	4,885	95,453
Red Hat, Inc. (a)	4,261	174,701
Rovi Corp. (a)	684	34,480
Salesforce.com, Inc. (a)(b)	1,661	185,700
Smith Micro Software, Inc. (a)	1,915	19,035
Solera Holdings, Inc.	1,700	75,072
Symantec Corp. (a)	13,754	208,648
Synopsys, Inc. (a)	4,021	99,600
TiVo, Inc. (a)(b)	3,000	27,180
Unica Corp. (a)	1,468	30,799
Versant Corp. (a)(b)	2,433	28,125
VMware, Inc. (Class A) (a)(b)	420	35,675
Websense, Inc. (a)(b)	689	12,223

		7,433,166

SPECIALTY RETAIL — 2.3%
Abercrombie & Fitch Co. (Class A)	2,060	80,999
Advance Auto Parts, Inc.	2,360	138,485
Aeropostale, Inc. (a)	1,200	27,900
American Eagle Outfitters, Inc.	4,153	62,129
AutoNation, Inc. (a)(b)	4,378	101,789
AutoZone, Inc. (a)	663	151,767
Bed Bath & Beyond, Inc. (a)	4,619	200,511
Best Buy Co., Inc.	4,993	203,864
Chico’s FAS, Inc.	2,570	27,036
Dick’s Sporting Goods, Inc. (a)	1,628	45,649
Foot Locker, Inc.	3,689	53,601
GameStop Corp. (Class A) (a)	2,269	44,722
Genesco, Inc. (a)	373	11,145
Limited Brands, Inc.	5,760	154,253
Lowe’s Cos., Inc.	20,252	451,417
O’Reilly Automotive, Inc. (a)	3,185	169,442
Office Depot, Inc. (a)	5,831	26,823
OfficeMax, Inc. (a)	1,048	13,718
PetSmart, Inc.	3,429	120,015
Pier 1 Imports, Inc. (a)(b)	944	7,731
RadioShack Corp. (b)	3,349	71,434
Rent-A-Center, Inc.	2,345	52,481
Ross Stores, Inc.	3,002	163,969
Staples, Inc.	11,046	231,082
The Gap, Inc.	8,795	163,939
The Home Depot, Inc.	25,819	817,946
The Men’s Wearhouse, Inc. (b)	763	18,152
The Sherwin-Williams Co.	1,189	89,342
The TJX Cos., Inc.	5,994	267,512
Tiffany & Co.	2,539	119,308
Urban Outfitters, Inc. (a)(b)	2,693	84,668
Williams-Sonoma, Inc. (b)	2,088	66,190

		4,239,019

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter’s, Inc. (a)	1,492	39,284
Coach, Inc.	5,598	240,490
Crocs, Inc. (a)(b)	524	6,817
Hanesbrands, Inc. (a)	2,080	53,789
Iconix Brand Group, Inc. (a)(b)	682	11,935
Jones Apparel Group, Inc.	3,502	68,779
Liz Claiborne, Inc. (a)(b)	3,030	18,423
NIKE, Inc. (Class B)	4,241	339,874
Quiksilver, Inc. (a)	5,063	19,796
Under Armour, Inc. (Class A) (a)(b)	867	39,050
V.F. Corp.	1,018	82,478
Wolverine World Wide, Inc.	3,445	99,940

		1,020,655

THRIFTS & MORTGAGE FINANCE — 0.3%
Astoria Financial Corp.	1,932	26,333
Berkshire Hills Bancorp, Inc. (b)	2,541	48,177
Hudson City Bancorp, Inc.	4,704	57,671
MGIC Investment Corp. (a)	3,618	33,394
New York Community Bancorp, Inc. (b)	4,072	66,170
NewAlliance Bancshares, Inc.	8,153	102,891
OceanFirst Financial Corp.	4,788	58,749
People’s United Financial, Inc.	5,209	68,186
Radian Group, Inc.	2,711	21,200
TF Financial Corp. NY	248	5,121
TrustCo Bank Corp. NY	8,790	48,873

		536,765

TOBACCO — 1.4%
Altria Group, Inc.	30,387	729,895
Lorillard, Inc.	2,158	173,309
Philip Morris International, Inc.	28,039	1,570,745
Reynolds American, Inc.	3,066	182,090

		2,656,039

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	3,085	$164,091
Kaman Corp. (Class A) (b)	2,685	70,374
W.W. Grainger, Inc.	618	73,610
Willis Lease Finance Corp. (a)(b)	490	4,954

		313,029

WATER UTILITIES — 0.1%
Aqua America, Inc. (b)	1,711	34,904
Artesian Resources Corp. (Class A) (b)	490	9,344
Cadiz, Inc. (a)(b)	858	8,803
Connecticut Water Service, Inc. (b)	1,200	28,740
Middlesex Water Co. (b)	5,888	99,154
Pennichuck Corp.	248	5,707
The York Water Co. (b)	2,759	44,227

		230,879

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
American Tower Corp. (Class A) (a)	6,514	333,908
Crown Castle International Corp. (a)	4,482	197,880
Leap Wireless International, Inc. (a)(b)	1,376	16,993
MetroPCS Communications, Inc. (a)(b)	3,458	36,171
NII Holdings, Inc. (a)	3,054	125,519
SBA Communications Corp. (Class A) (a)(b)	2,150	86,645
Sprint Nextel Corp. (a)(b)	39,155	181,288
Telephone & Data Systems, Inc.	2,225	72,980

		1,051,384

TOTAL COMMON STOCKS —
(Cost $181,198,738)		182,550,821

RIGHTS — 0.0% (d)
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Zion Oil & Gas, Inc. (expiring 11/15/10) (a) (Cost $0)	402	72

SHORT TERM INVESTMENTS — 4.7%
MONEY MARKET FUNDS — 4.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	8,354,867	8,354,867
State Street Institutional Liquid Reserves Fund (e)	249,017	249,017

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,603,884)		8,603,884

TOTAL INVESTMENTS — 104.5% (g)
(Cost $189,802,622)		191,154,777
OTHER ASSETS AND LIABILITIES — (4.5)%		(8,163,572)

NET ASSETS — 100.0%		$182,991,205

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at September 30, 2010.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	Investments of cash collateral for securities loaned.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.4%
Alliant Techsystems, Inc. (a)(b)	114	$8,596
Boeing Co.	2,136	142,130
General Dynamics Corp.	1,012	63,564
Goodrich Corp.	425	31,335
Honeywell International, Inc.	2,361	103,742
ITT Corp. (a)	617	28,894
L-3 Communications Holdings, Inc.	408	29,486
Lockheed Martin Corp. (a)	992	70,710
Northrop Grumman Corp. (a)	911	55,234
Precision Castparts Corp. (a)	475	60,491
Raytheon Co. (a)	1,247	57,000
Rockwell Collins, Inc.	540	31,455
Spirit Aerosystems Holdings, Inc. (a)(b)	345	6,876
United Technologies Corp.	2,823	201,082

		890,595

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc. (a)	582	40,693
Expeditors International Washington, Inc.	725	33,517
FedEx Corp.	988	84,474
United Parcel Service, Inc. (Class B)	2,372	158,189

		316,873

AIRLINES — 0.2%
AMR Corp. (a)(b)	875	5,486
Delta Air Lines, Inc. (a)(b)	2,468	28,728
Southwest Airlines Co. (a)	2,500	32,675
United Continental Holdings, Inc. (b)	1,043	24,646

		91,535

AUTO COMPONENTS — 0.3%
BorgWarner, Inc. (a)(b)	387	20,364
Johnson Controls, Inc.	2,238	68,259
Lear Corp. (b)	120	9,472
The Goodyear Tire & Rubber Co. (b)	803	8,632
TRW Automotive Holdings Corp. (a)(b)	200	8,312

		115,039

AUTOMOBILES — 0.4%
Ford Motor Co. (a)(b)	11,392	139,438
Harley-Davidson, Inc. (a)	807	22,951

		162,389

BEVERAGES — 2.4%
Brown-Forman Corp. (Class B) (a)	390	24,039
Coca-Cola Enterprises, Inc. (b)	1,074	33,294
Constellation Brands, Inc. (Class A) (a)(b)	649	11,481
Dr. Pepper Snapple Group, Inc.	784	27,848
Hansen Natural Corp. (a)(b)	247	11,515
Molson Coors Brewing Co. (Class B)	494	23,327
PepsiCo, Inc.	5,237	347,946
The Coca-Cola Co.	7,104	415,726

		895,176

BIOTECHNOLOGY — 1.5%
Alexion Pharmaceuticals, Inc. (a)(b)	257	16,541
Amgen, Inc. (b)	3,159	174,092
Amylin Pharmaceuticals, Inc. (a)(b)	473	9,862
Biogen Idec, Inc. (a)(b)	766	42,988
Celgene Corp. (b)	1,530	88,143
Cephalon, Inc. (a)(b)	231	14,424
Dendreon Corp. (a)(b)	474	19,519
Genzyme Corp. (a)(b)	824	58,331
Gilead Sciences, Inc. (b)	2,708	96,432
Human Genome Sciences, Inc. (a)(b)	541	16,116
Talecris Biotherapeutics Holdings Corp. (b)	162	3,707
United Therapeutics Corp. (a)(b)	117	6,553
Vertex Pharmaceuticals, Inc. (a)(b)	614	21,226

		567,934

BUILDING PRODUCTS — 0.0% (c)
Masco Corp. (a)	1,258	13,851

CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc. (b)	139	10,843
Ameriprise Financial, Inc.	817	38,669
BlackRock, Inc.	149	25,367
E*TRADE Financial Corp. (a)(b)	585	8,506
Eaton Vance Corp. (a)	391	11,355
Federated Investors, Inc. (Class B) (a)	313	7,124
Franklin Resources, Inc. (a)	546	58,367
Invesco, Ltd. (a)	1,489	31,611
Jefferies Group, Inc. (a)	400	9,076
Legg Mason, Inc. (a)	555	16,822
Morgan Stanley	4,285	105,754
Northern Trust Corp. (a)	837	40,377
Owens Corning, Inc. (a)(b)	395	10,124
Raymond James Financial, Inc. (a)	332	8,409
SEI Investments Co.	457	9,295
State Street Corp. (d)	1,691	63,683
T. Rowe Price Group, Inc. (a)	888	44,458
TD Ameritrade Holding Corp. (a)(b)	824	13,308
The Bank of New York Mellon Corp.	4,059	106,062
The Charles Schwab Corp.	3,180	44,202
The Goldman Sachs Group, Inc.	1,439	208,051

		871,463

CHEMICALS — 2.1%
Air Products & Chemicals, Inc. (a)	669	55,407
Airgas, Inc.	236	16,036
Albemarle Corp.	309	14,464
Ashland, Inc.	195	9,510
Celanese Corp. (Series A)	507	16,275
CF Industries Holdings, Inc. (a)	229	21,870
E. I. du Pont de Nemours & Co.	3,004	134,038
Eastman Chemical Co. (a)	249	18,426
Ecolab, Inc.	744	37,751
FMC Corp. (a)	253	17,308
Huntsman Corp. (a)	386	4,462
International Flavors & Fragrances, Inc.	268	13,003
Lubrizol Corp.	230	24,373
Monsanto Co. (a)	1,757	84,213
Nalco Holding Co. (a)	367	9,252
PPG Industries, Inc.	558	40,622
Praxair, Inc.	964	87,011
Sigma-Aldrich Corp. (a)	366	22,099
The Dow Chemical Co.	3,844	105,556
The Mosaic Co. (a)	504	29,615
The Scotts Miracle-Gro Co. (Class A) (a)	150	7,760
The Valspar Corp. (a)	311	9,905

		778,956

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMERCIAL BANKS — 2.5%
BB&T Corp. (a)	2,347	$56,516
BOK Financial Corp. (a)	75	3,385
City National Corp. (a)	141	7,483
Comerica, Inc. (a)	603	22,402
Commerce Bancshares, Inc. (a)	216	8,119
Cullen/Frost Bankers, Inc. (a)	191	10,289
Fifth Third Bancorp (a)	2,531	30,448
First Horizon National Corp. (a)(b)	727	8,293
Huntington Bancshares, Inc. (a)	1,981	11,232
Keycorp (a)	2,744	21,842
M&T Bank Corp. (a)	272	22,252
Marshall & Ilsley Corp. (a)	1,470	10,349
PNC Financial Services Group, Inc.	1,768	91,777
Regions Financial Corp. (a)	4,216	30,650
SunTrust Banks, Inc. (a)	1,744	45,048
U.S. Bancorp (a)	6,330	136,855
Wells Fargo & Co.	16,276	409,016
Zions Bancorporation (a)	500	10,680

		936,636

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp.	401	14,885
Cintas Corp.	454	12,508
Copart, Inc. (b)	205	6,759
Corrections Corp. of America (a)(b)	437	10,785
Covanta Holding Corp. (a)	413	6,505
Iron Mountain, Inc. (a)	610	13,627
Pitney Bowes, Inc. (a)	719	15,372
R.R. Donnelley & Sons Co.	712	12,076
Republic Services, Inc.	1,052	32,075
Stericycle, Inc. (a)(b)	305	21,191
Waste Connections, Inc. (a)(b)	269	10,669
Waste Management, Inc. (a)	1,522	54,396

		210,848

COMMUNICATIONS EQUIPMENT — 2.2%
Brocade Communications Systems, Inc. (b)	1,177	6,874
Cisco Systems, Inc. (b)	19,077	417,786
F5 Networks, Inc. (a)(b)	224	23,253
Harris Corp.	462	20,462
Juniper Networks, Inc. (a)(b)	1,796	54,509
Motorola, Inc. (b)	7,169	61,152
QUALCOMM, Inc.	5,296	238,955
Tellabs, Inc. (a)	1,059	7,890

		830,881

COMPUTERS & PERIPHERALS — 4.2%
Apple, Inc. (b)	3,032	860,330
Dell, Inc. (b)	5,862	75,972
EMC Corp. (b)	6,930	140,748
Hewlett-Packard Co.	7,817	328,861
NCR Corp. (a)(b)	566	7,715
NetApp, Inc. (a)(b)	1,110	55,267
SanDisk Corp. (b)	769	28,184
Seagate Technology (b)	1,640	19,319
Teradata Corp. (b)	615	23,714
Western Digital Corp. (a)(b)	741	21,037

		1,561,147

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (b)	326	7,909
Fluor Corp. (a)	614	30,411
Foster Wheeler AG (b)	300	7,338
Jacobs Engineering Group, Inc. (a)(b)	417	16,138
KBR, Inc.	559	13,774
Quanta Services, Inc. (a)(b)	659	12,574
The Shaw Group, Inc. (b)	349	11,712
URS Corp. (b)	288	10,938

		110,794

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. (a)	137	10,545
Vulcan Materials Co. (a)	391	14,436

		24,981

CONSUMER FINANCE — 0.7%
American Express Co.	3,578	150,383
AmeriCredit Corp. (a)(b)	132	3,229
Capital One Financial Corp.	1,498	59,246
Discover Financial Services	1,851	30,874
SLM Corp. (a)(b)	1,587	18,330

		262,062

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc. (a)	222	10,139
Ball Corp. (a)	320	18,832
Bemis Co., Inc. (a)	345	10,954
Crown Holdings, Inc. (b)	545	15,620
Owens-Illinois, Inc. (b)	583	16,359
Pactiv Corp. (b)	445	14,676
Sealed Air Corp. (a)	545	12,251
Smurfit-Stone Container Corp. (b)	168	3,086
Sonoco Products Co.	334	11,169

		113,086

DISTRIBUTORS — 0.1%
Genuine Parts Co. (a)	552	24,614

DIVERSIFIED CONSUMER SERVICES — 0.2%
Apollo Group, Inc. (a)(b)	452	23,210
DeVry, Inc. (a)	210	10,334
H&R Block, Inc. (a)	1,152	14,918
Strayer Education, Inc. (a)	47	8,202
Weight Watchers International, Inc. (a)	129	4,024

		60,688

DIVERSIFIED FINANCIAL SERVICES — 3.8%
Bank of America Corp.	32,927	431,673
CBOE Holdings, Inc. (a)	39	781
CIT Group, Inc. (a)(b)	607	24,778
Citigroup, Inc. (b)	78,666	306,797
CME Group, Inc. (a)	226	58,862
Intercontinental Exchange, Inc. (b)	246	25,761
JPMorgan Chase & Co.	13,155	500,811
Leucadia National Corp. (a)(b)	568	13,416
Moody’s Corp. (a)	656	16,387
MSCI, Inc. (Class A) (b)	397	13,184
NYSE Euronext (a)	879	25,113
The NASDAQ OMX Group, Inc. (a)(b)	534	10,376

		1,427,939

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	19,757	565,050
CenturyLink, Inc. (a)	1,015	40,052
Frontier Communications Corp. (a)	3,380	27,615

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Qwest Communications International, Inc. (a)	4,856	$30,447
Verizon Communications, Inc.	9,327	303,967
Windstream Corp. (a)	1,508	18,533

		985,664

ELECTRIC UTILITIES — 1.9%
Allegheny Energy, Inc.	575	14,099
American Electric Power Co., Inc.	1,620	58,693
DPL, Inc.	383	10,008
Duke Energy Corp. (a)	4,416	78,207
Edison International (a)	1,022	35,147
Entergy Corp.	642	49,132
Exelon Corp. (a)	2,170	92,399
FirstEnergy Corp. (a)	1,033	39,812
ITC Holdings Corp. (a)	167	10,396
NextEra Energy, Inc. (a)	1,374	74,732
Northeast Utilities (a)	629	18,599
NV Energy, Inc. (a)	795	10,454
Pepco Holdings, Inc. (a)	732	13,615
Pinnacle West Capital Corp. (a)	345	14,238
PPL Corp. (a)	1,665	45,338
Progress Energy, Inc. (a)	984	43,709
The Southern Co.	2,699	100,511
Westar Energy, Inc.	366	8,868

		717,957

ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	357	17,054
Babcock & Wilcox Co. (a)(b)	387	8,235
Cooper Industries PLC	500	24,465
Emerson Electric Co. (a)	2,556	134,599
First Solar, Inc. (a)(b)	153	22,545
Hubbell, Inc. (Class B)	182	9,236
Rockwell Automation, Inc. (a)	427	26,359
Roper Industries, Inc. (a)	302	19,684

		262,177

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Agilent Technologies, Inc. (a)(b)	1,219	40,678
Amphenol Corp. (Class A) (a)	603	29,535
Arrow Electronics, Inc. (b)	410	10,959
Avnet, Inc. (b)	500	13,505
Corning, Inc.	5,097	93,173
Dolby Laboratories, Inc. (Class A) (b)	180	10,226
FLIR Systems, Inc. (a)(b)	470	12,079
Ingram Micro, Inc. (Class A) (b)	468	7,891
Itron, Inc. (a)(b)	104	6,368
Jabil Circuit, Inc. (a)	544	7,839
Mettler-Toledo International, Inc. (a)(b)	112	13,937
Molex, Inc. (a)	452	9,461
Trimble Navigation, Ltd. (a)(b)	433	15,172
Tyco Electronics, Ltd.	1,400	40,908

		311,731

ENERGY EQUIPMENT & SERVICES — 2.0%
Baker Hughes, Inc.	1,449	61,727
Cameron International Corp. (a)(b)	816	35,055
Diamond Offshore Drilling, Inc. (a)	224	15,181
FMC Technologies, Inc. (a)(b)	444	30,321
Halliburton Co. (a)	3,036	100,401
Helmerich & Payne, Inc. (a)	317	12,826
Nabors Industries, Ltd. (a)(b)	970	17,518
National-Oilwell Varco, Inc.	1,390	61,813
Noble Corp.	800	27,032
Oceaneering International, Inc. (b)	152	8,187
Patterson-UTI Energy, Inc. (a)	530	9,052
Pride International, Inc. (a)(b)	599	17,629
Rowan Cos., Inc. (a)(b)	372	11,294
Schlumberger, Ltd.	4,507	277,676
Tidewater, Inc. (a)	178	7,976
Weatherford International, Ltd. (b)	2,400	41,040

		734,728

FOOD & STAPLES RETAILING — 2.3%
Costco Wholesale Corp. (a)	1,458	94,026
CVS Caremark Corp.	4,569	143,787
Safeway, Inc. (a)	1,279	27,064
SUPERVALU, Inc. (a)	723	8,336
Sysco Corp.	2,003	57,126
The Kroger Co.	2,087	45,204
Wal-Mart Stores, Inc.	7,015	375,443
Walgreen Co.	3,164	105,994
Whole Foods Market, Inc. (a)(b)	384	14,250

		871,230

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co. (a)	1,994	63,649
Bunge, Ltd.	514	30,408
Campbell Soup Co. (a)	770	27,528
ConAgra Foods, Inc.	1,543	33,853
Flowers Foods, Inc. (a)	290	7,204
General Mills, Inc.	2,108	77,026
Green Mountain Coffee Roasters, Inc. (a)(b)	319	9,950
H.J. Heinz Co. (a)	1,066	50,496
Hormel Foods Corp. (a)	252	11,239
Kellogg Co. (a)	913	46,116
Kraft Foods, Inc. (Class A) (a)	5,371	165,749
McCormick & Co., Inc. (a)	392	16,480
Mead Johnson Nutrition Co. (a)	733	41,715
Ralcorp Holdings, Inc. (a)(b)	195	11,404
Sara Lee Corp.	2,238	30,056
Smithfield Foods, Inc. (a)(b)	439	7,388
The Hershey Co.	553	26,317
The J.M. Smucker Co. (a)	404	24,454
Tyson Foods, Inc. (Class A) (a)	991	15,876

		696,908

GAS UTILITIES — 0.2%
AGL Resources, Inc.	263	10,089
Atmos Energy Corp.	310	9,068
Energen Corp.	214	9,784
National Fuel Gas Co. (a)	229	11,864
ONEOK, Inc.	336	15,133
Questar Corp. (a)	589	10,325
UGI Corp.	364	10,414

		76,677

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Alere, Inc. (a)(b)	258	7,980
Baxter International, Inc. (a)	1,991	94,991
Beckman Coulter, Inc. (a)	199	9,709
Becton, Dickinson & Co. (a)	673	49,869
Boston Scientific Corp. (a)(b)	5,012	30,724

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

C.R. Bard, Inc. (a)	340	$27,686
CareFusion Corp. (b)	605	15,028
Covidien PLC	1,600	64,304
DENTSPLY International, Inc. (a)	463	14,802
Edwards Lifesciences Corp. (a)(b)	383	25,680
Gen-Probe, Inc. (a)(b)	186	9,014
Hologic, Inc. (a)(b)	859	13,753
Hospira, Inc. (b)	542	30,899
IDEXX Laboratories, Inc. (a)(b)	208	12,838
Intuitive Surgical, Inc. (a)(b)	128	36,319
Kinetic Concepts, Inc. (a)(b)	167	6,109
Medtronic, Inc.	3,573	119,981
ResMed, Inc. (a)(b)	512	16,799
St. Jude Medical, Inc. (a)(b)	1,078	42,408
Stryker Corp. (a)	1,034	51,752
Teleflex, Inc. (a)	135	7,665
Varian Medical Systems, Inc. (a)(b)	429	25,954
Zimmer Holdings, Inc. (b)	681	35,637

		749,901

HEALTH CARE PROVIDERS & SERVICES — 2.0%
Aetna, Inc.	1,492	47,162
AmerisourceBergen Corp.	951	29,158
Cardinal Health, Inc.	1,207	39,879
CIGNA Corp.	937	33,526
Community Health Systems, Inc. (a)(b)	317	9,817
Coventry Health Care, Inc. (b)	505	10,873
DaVita, Inc. (a)(b)	363	25,058
Express Scripts, Inc. (Class A) (b)	1,739	84,689
Henry Schein, Inc. (a)(b)	316	18,511
Humana, Inc. (b)	580	29,139
Laboratory Corp. of America Holdings (a)(b)	365	28,627
Lincare Holdings, Inc. (a)	373	9,359
McKesson Corp. (a)	835	51,586
Medco Health Solutions, Inc. (a)(b)	1,509	78,558
Omnicare, Inc. (a)	360	8,597
Patterson Cos., Inc. (a)	338	9,684
Quest Diagnostics, Inc. (a)	493	24,882
UnitedHealth Group, Inc.	3,734	131,101
Universal Health Services, Inc. (Class B) (a)	314	12,202
WellPoint, Inc. (b)	1,334	75,558

		757,966

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)(b)	215	18,058

HOTELS, RESTAURANTS & LEISURE — 1.9%
Burger King Holdings, Inc. (a)	309	7,379
Carnival Corp.	1,444	55,175
Chipotle Mexican Grill, Inc. (a)(b)	106	18,232
Darden Restaurants, Inc. (a)	514	21,989
Hyatt Hotels Corp. (Class A) (a)(b)	131	4,898
International Game Technology (a)	1,019	14,725
Las Vegas Sands Corp. (a)(b)	1,350	47,048
Marriott International, Inc. (Class A) (a)	1,046	37,478
McDonald’s Corp.	3,555	264,883
MGM MIRAGE, Inc. (a)(b)	839	9,464
Penn National Gaming, Inc. (a)(b)	296	8,765
Royal Caribbean Cruises, Ltd. (a)(b)	468	14,756
Starbucks Corp.	2,488	63,643
Starwood Hotels & Resorts Worldwide, Inc. (a)	579	30,426
Wyndham Worldwide Corp.	527	14,477
Wynn Resorts, Ltd. (a)	242	20,998
Yum! Brands, Inc.	1,573	72,452

		706,788

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc. (a)	930	10,342
Fortune Brands, Inc. (a)	520	25,599
Garmin Ltd. (a)	417	12,656
Harman International Industries, Inc. (a)(b)	180	6,014
Leggett & Platt, Inc. (a)	546	12,427
Lennar Corp. (Class A) (a)	393	6,044
Mohawk Industries, Inc. (a)(b)	183	9,754
Newell Rubbermaid, Inc.	939	16,723
NVR, Inc. (a)(b)	22	14,246
Pulte Group, Inc. (a)(b)	1,089	9,540
Stanley Black & Decker, Inc.	538	32,969
Toll Brothers, Inc. (a)(b)	457	8,692
Whirlpool Corp. (a)	252	20,402

		185,408

HOUSEHOLD PRODUCTS — 2.2%
Church & Dwight Co., Inc. (a)	236	15,326
Colgate-Palmolive Co.	1,657	127,357
Energizer Holdings, Inc. (b)	181	12,169
Kimberly-Clark Corp.	1,309	85,150
Procter & Gamble Co.	9,405	564,018
The Clorox Co. (a)	472	31,511

		835,531

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Calpine Corp. (a)(b)	1,216	15,139
Constellation Energy Group, Inc.	607	19,570
NRG Energy, Inc. (a)(b)	885	18,426
The AES Corp. (b)	2,570	29,169

		82,304

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	2,194	190,242
General Electric Co.	35,395	575,169
McDermott International, Inc. (a)(b)	775	11,454
Textron, Inc. (a)	815	16,756
Tyco International, Ltd.	1,600	58,768

		852,389

INSURANCE — 4.4%
ACE, Ltd. (a)	1,100	64,075
AFLAC, Inc.	1,585	81,960
Alleghany Corp. (a)(b)	15	4,546
Allied World Assurance Company Holdings, Ltd. (a)	115	6,508
American Financial Group, Inc.	262	8,012
American International Group, Inc. (a)(b)	400	15,640
American National Insurance Co. (a)	33	2,507
AON Corp. (a)	804	31,444
Arch Capital Group, Ltd. (b)	169	14,162
Assurant, Inc.	403	16,402
Assured Guaranty, Ltd. (a)	476	8,144

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Axis Capital Holdings, Ltd. (a)	481	$15,844
Berkshire Hathaway, Inc. (Class B) (a)(b)	6,390	528,325
Brown & Brown, Inc. (a)	384	7,753
Chubb Corp.	1,025	58,415
Cincinnati Financial Corp. (a)	513	14,800
CNA Financial Corp. (a)(b)	92	2,575
Everest Re Group, Ltd.	199	17,208
Fidelity National Financial, Inc. (Class A)	684	10,746
Genworth Financial, Inc. (Class A) (b)	1,729	21,128
Hartford Financial Services Group, Inc. (a)	1,467	33,668
HCC Insurance Holdings, Inc.	393	10,253
Lincoln National Corp.	1,033	24,709
Loews Corp.	1,211	45,897
Markel Corp. (a)(b)	32	11,027
Marsh & McLennan Cos., Inc.	1,737	41,896
MetLife, Inc.	1,943	74,708
Old Republic International Corp. (a)	788	10,914
PartnerRe, Ltd. (a)	242	19,404
Principal Financial Group, Inc.	1,057	27,397
Prudential Financial, Inc.	1,514	82,029
Reinsurance Group of America, Inc.	246	11,879
RenaissanceRe Holdings, Ltd.	207	12,412
The Allstate Corp.	1,645	51,900
The Hanover Insurance Group, Inc. (a)	180	8,460
The Progressive Corp.	2,156	44,996
The Travelers Cos., Inc.	1,580	82,318
Torchmark Corp. (a)	300	15,942
Transatlantic Holdings, Inc.	179	9,097
Unum Group (a)	1,125	24,919
Validus Holdings, Ltd.	228	6,010
W.R. Berkley Corp. (a)	489	13,237
Wesco Financial Corp.	4	1,433
White Mountains Insurance Group, Ltd.	28	8,637
XL Group PLC	1,070	23,176

		1,626,512

INTERNET & CATALOG RETAIL — 0.8%
Amazon.com, Inc. (b)	1,148	180,305
Expedia, Inc. (a)	703	19,832
Liberty Media Corp. — Interactive (Class A) (b)	2,084	28,572
Netflix, Inc. (a)(b)	155	25,135
Priceline.com, Inc. (b)	134	46,677

		300,521

INTERNET SOFTWARE & SERVICES — 1.7%
Akamai Technologies, Inc. (b)	566	28,402
AOL, Inc. (a)(b)	364	9,009
eBay, Inc. (a)(b)	3,729	90,987
Equinix, Inc. (b)	106	10,849
Google, Inc. (Class A) (b)	768	403,807
IAC/InterActive Corp. (a)(b)	277	7,277
VeriSign, Inc. (a)(b)	659	20,917
Yahoo!, Inc. (a)(b)	4,366	61,866

		633,114

IT SERVICES — 3.3%
Accenture PLC (Class A)	2,100	89,229
Alliance Data Systems Corp. (a)(b)	176	11,486
Aon Hewitt LLC (a)(b)	294	14,826
Automatic Data Processing, Inc.	1,736	72,964
Broadridge Financial Solutions, Inc.	487	11,138
Cognizant Technology Solutions Corp. (Class A) (b)	977	62,987
Computer Sciences Corp.	515	23,690
CoreLogic, Inc.	308	5,901
DST Systems, Inc. (a)	141	6,322
Fidelity National Information Services, Inc. (a)	737	19,995
Fiserv, Inc. (b)	462	24,865
Genpact, Ltd. (a)(b)	211	3,741
Global Payments, Inc. (a)	270	11,580
International Business Machines Corp.	4,142	555,608
Lender Processing Services, Inc.	321	10,667
Mastercard, Inc. (Class A)	328	73,472
Paychex, Inc.	1,105	30,377
SAIC, Inc. (a)(b)	1,209	19,320
The Western Union Co. (a)	2,154	38,061
Total System Services, Inc. (a)	682	10,394
Visa, Inc. (Class A) (a)	1,657	123,049

		1,219,672

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. (a)	435	19,362
Mattel, Inc.	1,220	28,621

		47,983

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Charles River Laboratories International, Inc. (a)(b)	240	7,956
Covance, Inc. (a)(b)	222	10,387
Illumina, Inc. (a)(b)	419	20,615
Life Technologies Corp. (a)(b)	580	27,080
PerkinElmer, Inc.	408	9,441
Pharmaceutical Product Development, Inc.	346	8,577
Techne Corp. (a)	127	7,840
Thermo Fisher Scientific, Inc. (b)	1,324	63,393
Waters Corp. (b)	339	23,995

		179,284

MACHINERY — 2.2%
AGCO Corp. (b)	305	11,898
Bucyrus International, Inc. (a)	216	14,980
Caterpillar, Inc.	1,925	151,459
Cummins, Inc. (a)	632	57,247
Danaher Corp.	1,673	67,941
Deere & Co.	1,432	99,925
Donaldson Co., Inc. (a)	231	10,887
Dover Corp.	643	33,571
Eaton Corp.	559	46,112
Flowserve Corp. (a)	196	21,446
Illinois Tool Works, Inc. (a)	1,401	65,875
Ingersoll-Rand PLC (a)	1,000	35,710
Joy Global, Inc. (a)	364	25,596
Lincoln Electric Holdings, Inc. (a)	139	8,037
Navistar International Corp. (a)(b)	219	9,557
Oshkosh Corp. (a)(b)	241	6,627
PACCAR, Inc. (a)	1,170	56,335
Pall Corp.	409	17,031
Parker-Hannifin Corp.	545	38,183

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Pentair, Inc. (a)	331	$11,132
SPX Corp.	186	11,770
The Timken Co. (a)	200	7,672

		808,991

MEDIA — 3.1%
Cablevision Systems Corp. (Class A)	776	20,323
CBS Corp. (a)	2,078	32,957
Clear Channel Outdoor Holdings, Inc. (Class A) (b)	137	1,566
Comcast Corp. (Class A)	9,538	172,447
DIRECTV (Class A) (a)(b)	2,873	119,603
Discovery Communications, Inc. (Series A) (a)(b)	954	41,547
DISH Network Corp. (Class A) (a)	723	13,853
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	184	5,871
Gannett Co., Inc. (a)	652	7,974
John Wiley & Sons, Inc. (Class A)	171	6,987
Liberty Global, Inc. (Series A) (a)(b)	839	25,850
Liberty Media — Starz (Series A) (b)	175	11,354
Liberty Media Corp. — Capital (Class A) (b)	300	15,618
News Corp. (Class A) (a)	7,881	102,926
Omnicom Group, Inc. (a)	1,056	41,691
Scripps Networks Interactive (Class A) (a)	277	13,180
Sirius XM Radio, Inc. (b)	11,977	14,372
The Interpublic Group of Cos., Inc. (a)(b)	1,654	16,590
The McGraw-Hill Cos., Inc. (a)	1,097	36,267
The Walt Disney Co.	5,874	194,488
The Washington Post Co. (Class B) (a)	20	7,988
Time Warner Cable, Inc. (a)	1,171	63,222
Time Warner, Inc.	3,747	114,845
Viacom, Inc. (Class B)	1,825	66,047
Virgin Media, Inc. (a)	1,007	23,181

		1,170,747

METALS & MINING — 1.2%
Alcoa, Inc. (a)	3,270	39,600
Allegheny Technologies, Inc. (a)	320	14,864
Cliffs Natural Resources, Inc. (a)	452	28,892
Freeport-McMoRan Copper & Gold, Inc.	1,514	129,281
Newmont Mining Corp.	1,615	101,438
Nucor Corp. (a)	977	37,321
Reliance Steel & Aluminum Co.	221	9,178
Southern Copper Corp.	762	26,761
Steel Dynamics, Inc. (a)	620	8,748
Titanium Metals Corp. (a)(b)	200	3,992
United States Steel Corp. (a)	481	21,087
Walter Energy, Inc. (a)	179	14,551

		435,713

MULTI-UTILITIES — 1.4%
Alliant Energy Corp. (a)	378	13,740
Ameren Corp. (a)	693	19,681
CenterPoint Energy, Inc.	1,200	18,864
CMS Energy Corp. (a)	749	13,497
Consolidated Edison, Inc. (a)	924	44,555
Dominion Resources, Inc. (a)	1,960	85,574
DTE Energy Co.	559	25,675
Integrys Energy Group, Inc. (a)	263	13,692
MDU Resources Group, Inc.	570	11,372
NiSource, Inc. (a)	921	16,026
NSTAR (a)	361	14,205
OGE Energy Corp.	321	12,798
PG&E Corp. (a)	1,239	56,275
Public Service Enterprise Group, Inc.	1,728	57,162
SCANA Corp. (a)	376	15,160
Sempra Energy	767	41,265
TECO Energy, Inc. (a)	679	11,760
Vectren Corp. (a)	276	7,140
Wisconsin Energy Corp.	401	23,178
Xcel Energy, Inc. (a)	1,520	34,915

		536,534

MULTILINE RETAIL — 0.8%
Dollar General Corp. (a)(b)	117	3,422
Dollar Tree Stores, Inc. (b)	464	22,625
Family Dollar Stores, Inc.	450	19,872
J.C. Penney Co., Inc. (a)	660	17,939
Kohl’s Corp. (b)	976	51,416
Macy’s, Inc.	1,422	32,834
Nordstrom, Inc. (a)	580	21,576
Sears Holdings Corp. (a)(b)	144	10,388
Target Corp.	2,219	118,583

		298,655

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	4,507	46,647

OIL, GAS & CONSUMABLE FUELS — 8.8%
Alpha Natural Resources, Inc. (a)(b)	354	14,567
Anadarko Petroleum Corp. (a)	1,629	92,934
Apache Corp.	1,148	112,228
Arch Coal, Inc. (a)	468	12,500
Cabot Oil & Gas Corp.	364	10,960
Chesapeake Energy Corp. (a)	2,223	50,351
Chevron Corp.	6,699	542,954
Cimarex Energy Co.	275	18,200
Cobalt International Energy, Inc. (a)(b)	1,016	9,703
Concho Resources, Inc. (a)(b)	300	19,851
ConocoPhillips	4,608	264,637
CONSOL Energy, Inc.	804	29,716
Continental Resources, Inc. (a)(b)	115	5,331
Denbury Resources, Inc. (b)	1,302	20,689
Devon Energy Corp.	1,323	85,651
El Paso Corp.	2,410	29,836
EOG Resources, Inc.	832	77,351
EQT Corp.	437	15,758
EXCO Resources, Inc.	583	8,669
Exxon Mobil Corp.	16,995	1,050,121
Forest Oil Corp. (b)	380	11,286
Hess Corp.	1,006	59,475
Marathon Oil Corp.	2,412	79,837
Massey Energy Co. (a)	341	10,578
Murphy Oil Corp.	642	39,753
Newfield Exploration Co. (b)	441	25,331
Noble Energy, Inc. (a)	579	43,477
Occidental Petroleum Corp.	2,691	210,705
Peabody Energy Corp. (a)	921	45,138
Petrohawk Energy Corp. (b)	1,008	16,269
Pioneer Natural Resources Co. (a)	311	20,224
Plains Exploration & Production Co. (b)	434	11,575

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

QEP Resources, Inc. (a)	589	$17,752
Quicksilver Resources, Inc. (a)(b)	378	4,763
Range Resources Corp. (a)	526	20,056
Southern Union Co.	361	8,686
Southwestern Energy Co. (b)	1,166	38,991
Spectra Energy Corp.	2,226	50,196
Sunoco, Inc. (a)	407	14,856
The Williams Cos., Inc.	1,970	37,647
Ultra Petroleum Corp. (a)(b)	514	21,578
Valero Energy Corp.	1,809	31,676
Whiting Petroleum Corp. (b)	170	16,237

		3,308,093

PAPER & FOREST PRODUCTS — 0.2%
International Paper Co.	1,308	28,449
MeadWestvaco Corp.	567	13,823
Weyerhaeuser Co. (a)	1,759	27,722

		69,994

PERSONAL PRODUCTS — 0.3%
Alberto-Culver Co. (a)	296	11,144
Avon Products, Inc. (a)	1,459	46,849
Herbalife, Ltd. (a)	200	12,070
The Estee Lauder Cos., Inc. (Class A) (a)	402	25,418

		95,481

PHARMACEUTICALS — 5.7%
Abbott Laboratories	5,124	267,678
Allergan, Inc.	1,056	70,256
Bristol-Myers Squibb Co.	5,815	157,645
Eli Lilly & Co. (a)	3,311	120,951
Endo Pharmaceuticals Holdings, Inc. (b)	351	11,667
Forest Laboratories, Inc. (a)(b)	1,042	32,229
Johnson & Johnson	9,149	566,872
King Pharmaceuticals, Inc. (b)	831	8,277
Merck & Co., Inc.	10,206	375,683
Mylan, Inc. (a)(b)	1,028	19,337
Perrigo Co. (a)	291	18,688
Pfizer, Inc.	26,709	458,593
Valeant Pharmaceuticals International, Inc. (a)	99	2,480
Warner Chilcott PLC	300	6,732
Watson Pharmaceuticals, Inc. (a)(b)	350	14,808

		2,131,896

PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	437	13,634
IHS, Inc. (Class A) (a)(b)	160	10,880
Manpower, Inc.	262	13,676
Robert Half International, Inc. (a)	573	14,898
The Dun & Bradstreet Corp. (a)	182	13,494
Towers Watson & Co. (Class A) (a)	143	7,033
Verisk Analytics, Inc. (Class A) (a)(b)	281	7,871

		81,486

REAL ESTATE INVESTMENT TRUSTS — 1.8%
AMB Property Corp. (a)	526	13,923
Annaly Capital Management, Inc. (a)	2,112	37,171
AvalonBay Communities, Inc. (a)	268	27,853
Boston Properties, Inc. (a)	489	40,646
Digital Realty Trust, Inc. (a)	332	20,484
Equity Residential	927	44,097
Federal Realty Investment Trust (a)	193	15,760
HCP, Inc.	918	33,030
Health Care REIT, Inc.	463	21,918
Host Hotels & Resorts, Inc. (a)	2,135	30,915
Kimco Realty Corp. (a)	1,385	21,814
Liberty Property Trust (a)	320	10,208
Nationwide Health Properties, Inc.	336	12,993
Piedmont Office Realty Trust, Inc. (Class A)	200	3,782
Plum Creek Timber Co., Inc. (a)	587	20,721
ProLogis (a)	1,520	17,906
Public Storage (a)	435	42,212
Rayonier, Inc.	265	13,282
Realty Income Corp. (a)	352	11,869
Regency Centers Corp. (a)	317	12,512
Simon Property Group, Inc. (a)	974	90,329
SL Green Realty Corp. (a)	217	13,743
The Macerich Co. (a)	451	19,371
UDR, Inc.	500	10,560
Ventas, Inc. (a)	576	29,704
Vornado Realty Trust	605	51,746

		668,549

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Brookfield Properties Corp. (a)	941	14,604
CB Richard Ellis Group, Inc. (Class A) (b)	859	15,703
The St. Joe Co. (a)(b)	310	7,710

		38,017

ROAD & RAIL — 0.8%
CSX Corp.	1,264	69,925
Hertz Global Holdings, Inc. (a)(b)	799	8,461
J.B. Hunt Transport Services, Inc.	292	10,132
Kansas City Southern (b)	305	11,410
Norfolk Southern Corp.	1,246	74,150
Ryder Systems, Inc. (a)	198	8,468
Union Pacific Corp.	1,606	131,371

		313,917

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Advanced Micro Devices, Inc. (b)	1,879	13,360
Altera Corp. (a)	1,020	30,763
Analog Devices, Inc.	994	31,192
Applied Materials, Inc.	4,559	53,249
Broadcom Corp. (Class A) (a)	1,438	50,891
Cree, Inc. (a)(b)	361	19,599
Intel Corp.	18,469	355,159
KLA-Tencor Corp. (a)	590	20,786
Lam Research Corp. (a)(b)	435	18,205
Linear Technology Corp. (a)	699	21,480
LSI Corp. (b)	2,183	9,954
Marvell Technology Group, Ltd. (b)	1,631	28,559
Maxim Integrated Products, Inc. (a)	1,102	20,398
MEMC Electronic Materials, Inc. (a)(b)	771	9,190
Microchip Technology, Inc. (a)	625	19,656
Micron Technology, Inc. (a)(b)	3,003	21,652
National Semiconductor Corp. (a)	776	9,909
NVIDIA Corp. (a)(b)	1,809	21,129
ON Semiconductor Corp. (a)(b)	1,362	9,820
Texas Instruments, Inc.	4,024	109,211

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Xilinx, Inc. (a)	941	$25,040

		899,202

SOFTWARE — 3.8%
Activision Blizzard, Inc.	2,028	21,943
Adobe Systems, Inc. (a)(b)	1,781	46,573
Ansys, Inc. (b)	309	13,055
Autodesk, Inc. (b)	773	24,713
BMC Software, Inc. (a)(b)	629	25,462
CA, Inc. (a)	1,394	29,441
Citrix Systems, Inc. (b)	615	41,968
Electronic Arts, Inc. (a)(b)	1,085	17,826
Factset Research Systems, Inc. (a)	151	12,251
Intuit, Inc. (b)	1,013	44,379
McAfee, Inc. (b)	517	24,433
Microsoft Corp.	25,510	624,740
Nuance Communications, Inc. (a)(b)	726	11,355
Oracle Corp.	12,653	339,733
Red Hat, Inc. (b)	648	26,568
Rovi Corp. (a)(b)	300	15,123
Salesforce.com, Inc. (a)(b)	347	38,795
Symantec Corp. (b)	2,788	42,294
Synopsys, Inc. (a)(b)	478	11,840
VMware, Inc. (Class A) (a)(b)	164	13,930

		1,426,422

SPECIALTY RETAIL — 2.0%
Abercrombie & Fitch Co. (Class A) (a)	292	11,481
Advance Auto Parts, Inc. (a)	320	18,778
American Eagle Outfitters, Inc.	611	9,141
AutoNation, Inc. (a)(b)	228	5,301
AutoZone, Inc. (a)(b)	87	19,915
Bed Bath & Beyond, Inc. (b)	891	38,678
Best Buy Co., Inc. (a)	1,136	46,383
CarMax, Inc. (a)(b)	673	18,750
GameStop Corp. (Class A) (a)(b)	505	9,954
Guess ?, Inc.	213	8,654
Limited Brands, Inc. (a)	831	22,254
Lowe’s Cos., Inc.	4,767	106,256
O’Reilly Automotive, Inc. (b)	459	24,419
PetSmart, Inc. (a)	441	15,435
Ross Stores, Inc. (a)	446	24,361
Staples, Inc. (a)	2,406	50,333
The Gap, Inc. (a)	1,201	22,387
The Home Depot, Inc. (a)	5,731	181,558
The Sherwin-Williams Co. (a)	340	25,548
The TJX Cos., Inc. (a)	1,429	63,776
Tiffany & Co. (a)	423	19,877
Urban Outfitters, Inc. (b)	385	12,104

		755,343

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Coach, Inc.	994	42,702
NIKE, Inc. (Class B) (a)	1,013	81,182
Phillips-Van Heusen Corp.	200	12,032
Polo Ralph Lauren Corp. (a)	196	17,612
V.F. Corp. (a)	293	23,739

		177,267

THRIFTS & MORTGAGE FINANCE — 0.2%
Capitol Federal Financial (a)	72	1,778
Hudson City Bancorp, Inc. (a)	1,664	20,401
New York Community Bancorp, Inc. (a)	1,393	22,636
People’s United Financial, Inc. (a)	1,197	15,669
TFS Financial Corp. (a)	321	2,950

		63,434

TOBACCO — 1.5%
Altria Group, Inc.	6,979	167,635
Lorillard, Inc.	477	38,308
Philip Morris International, Inc.	6,046	338,697
Reynolds American, Inc. (a)	572	33,971

		578,611

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (a)	488	25,956
MSC Industrial Direct Co., Inc. (Class A)	147	7,944
W.W. Grainger, Inc. (a)	225	26,800

		60,700

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	564	13,124
Aqua America, Inc. (a)	454	9,262

		22,386

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
American Tower Corp. (Class A) (b)	1,341	68,740
Clearwire Corp. (Class A) (a)(b)	368	2,977
Crown Castle International Corp. (a)(b)	820	36,203
MetroPCS Communications, Inc. (a)(b)	832	8,703
NII Holdings, Inc. (b)	564	23,180
SBA Communications Corp. (Class A) (a)(b)	394	15,878
Sprint Nextel Corp. (b)	9,633	44,601
Telephone & Data Systems, Inc.	354	11,611
US Cellular Corp. (b)	56	2,574

		214,467

TOTAL COMMON STOCKS —
(Cost $32,479,294)		37,322,542

SHORT TERM INVESTMENTS — 14.4%
MONEY MARKET FUNDS — 14.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	5,355,131	5,355,131
State Street Institutional Liquid Reserves Fund (e)	41,107	41,107

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,396,238)		5,396,238

TOTAL INVESTMENTS — 114.2% (g)
(Cost $37,875,532)		42,718,780
OTHER ASSETS AND LIABILITIES — (14.2)%		(5,324,206)

NET ASSETS — 100.0%		$37,394,574

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	Investments of cash collateral for securities loaned.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Dow Jones Large Cap Growth ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.9%
Goodrich Corp.	4,101	$302,367
ITT Corp.	6,023	282,057
Precision Castparts Corp.	4,594	585,046
Rockwell Collins, Inc.	5,188	302,201
Spirit Aerosystems Holdings, Inc. (a)(b)	3,328	66,327

		1,537,998

AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc.	5,465	382,113
Expeditors International Washington, Inc.	7,023	324,673
FedEx Corp.	9,546	816,183

		1,522,969

AIRLINES — 0.2%
AMR Corp. (a)(b)	10,835	67,935
Delta Air Lines, Inc. (b)	25,829	300,650

		368,585

AUTO COMPONENTS — 0.6%
BorgWarner, Inc. (b)	3,746	197,114
Johnson Controls, Inc.	21,882	667,401
Lear Corp. (b)	1,563	123,368
The Goodyear Tire & Rubber Co. (b)	7,871	84,613

		1,072,496

BEVERAGES — 2.1%
Brown-Forman Corp. (Class B)	3,548	218,699
Hansen Natural Corp. (b)	2,325	108,391
PepsiCo, Inc.	51,948	3,451,425

		3,778,515

BIOTECHNOLOGY — 3.2%
Alexion Pharmaceuticals, Inc. (b)	2,997	192,887
Amgen, Inc. (b)	31,275	1,723,565
Amylin Pharmaceuticals, Inc. (b)	4,135	86,215
Biogen Idec, Inc. (b)	7,383	414,334
Celgene Corp. (b)	15,062	867,722
Cephalon, Inc. (a)(b)	2,428	151,604
Genzyme Corp. (b)	8,290	586,849
Gilead Sciences, Inc. (b)	27,363	974,396
Human Genome Sciences, Inc. (a)(b)	6,159	183,477
Talecris Biotherapeutics Holdings Corp. (b)	2,033	46,515
United Therapeutics Corp. (a)(b)	1,659	92,921
Vertex Pharmaceuticals, Inc. (b)	6,618	228,784

		5,549,269

CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc. (b)	1,584	123,568
BlackRock, Inc.	1,335	227,284
E*TRADE Financial Corp. (b)	6,505	94,583
Eaton Vance Corp.	3,839	111,484
Franklin Resources, Inc.	5,121	547,435
Jefferies Group, Inc. (a)	3,557	80,708
Northern Trust Corp.	7,836	378,009
Owens Corning, Inc. (b)	3,647	93,472
SEI Investments Co.	5,020	102,107
State Street Corp. (c)	16,111	606,740
T. Rowe Price Group, Inc.	8,504	425,753
TD Ameritrade Holding Corp. (a)(b)	7,611	122,918
The Charles Schwab Corp.	31,558	438,656

		3,352,717

CHEMICALS — 2.1%
Airgas, Inc. (a)	2,299	156,217
Albemarle Corp.	2,984	139,681
CF Industries Holdings, Inc.	2,304	220,032
Ecolab, Inc.	7,573	384,254
FMC Corp.	2,351	160,832
Lubrizol Corp.	2,273	240,870
Monsanto Co.	17,701	848,409
Nalco Holding Co.	4,222	106,436
Praxair, Inc.	10,061	908,106
Sigma-Aldrich Corp.	3,423	206,681
The Mosaic Co.	4,893	287,513

		3,659,031

COMMERCIAL BANKS — 0.3%
SunTrust Banks, Inc.	16,263	420,073
Zions Bancorporation	5,618	120,001

		540,074

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Copart, Inc. (b)	2,396	78,996
Corrections Corp. of America (b)	3,599	88,823
Covanta Holding Corp. (a)	4,297	67,678
Iron Mountain, Inc.	6,059	135,358
Republic Services, Inc.	10,200	310,998
Stericycle, Inc. (a)(b)	2,730	189,681
Waste Connections, Inc. (a)(b)	2,523	100,062

		971,596

COMMUNICATIONS EQUIPMENT — 4.7%
Brocade Communications Systems, Inc. (b)	14,522	84,808
Cisco Systems, Inc. (b)	188,334	4,124,515
F5 Networks, Inc. (b)	2,521	261,705
Harris Corp.	4,267	188,985
Juniper Networks, Inc. (b)	17,256	523,720
Motorola, Inc. (b)	70,190	598,721
QUALCOMM, Inc.	52,399	2,364,243
Tellabs, Inc.	11,583	86,293

		8,232,990

COMPUTERS & PERIPHERALS — 8.7%
Apple, Inc. (b)	29,632	8,408,080
Dell, Inc. (b)	56,335	730,102
EMC Corp. (b)	66,627	1,353,194
Hewlett-Packard Co.	76,558	3,220,795
NCR Corp. (b)	5,259	71,680
NetApp, Inc. (b)	11,556	575,373
SanDisk Corp. (b)	7,653	280,482
Seagate Technology (b)	15,438	181,860
Teradata Corp. (b)	5,485	211,502
Western Digital Corp. (b)	7,535	213,919

		15,246,987

CONSTRUCTION & ENGINEERING — 0.6%
Aecom Technology Corp. (b)	3,442	83,503
Fluor Corp.	5,835	289,008
Foster Wheeler AG (b)	3,943	96,446
Jacobs Engineering Group, Inc. (b)	4,157	160,876
KBR, Inc.	5,097	125,590
Quanta Services, Inc. (b)	6,784	129,439

SPDR Dow Jones Large Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

The Shaw Group, Inc. (b)	2,617	$87,826
URS Corp. (b)	2,796	106,192

		1,078,880

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. (a)	1,486	114,377

CONSUMER FINANCE — 0.2%
Discover Financial Services	17,780	296,570

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	2,016	92,071
Ball Corp.	2,989	175,902
Crown Holdings, Inc. (b)	5,435	155,767
Pactiv Corp. (b)	4,407	145,343

		569,083

DIVERSIFIED CONSUMER SERVICES — 0.2%
Apollo Group, Inc. (a)(b)	4,284	219,983
DeVry, Inc. (a)	2,054	101,077
Strayer Education, Inc. (a)	445	77,653
Weight Watchers International, Inc. (a)	1,131	35,276

		433,989

DIVERSIFIED FINANCIAL SERVICES — 0.9%
CIT Group, Inc. (b)	5,783	236,062
CME Group, Inc.	2,224	579,241
Intercontinental Exchange, Inc. (b)	2,375	248,710
Leucadia National Corp. (b)	6,270	148,098
Moody’s Corp. (a)	6,683	166,941
MSCI, Inc. (Class A) (b)	3,876	128,722
The NASDAQ OMX Group, Inc. (b)	5,245	101,910

		1,609,684

ELECTRIC UTILITIES — 0.1%
ITC Holdings Corp. (a)	1,657	103,148

ELECTRICAL EQUIPMENT — 1.3%
AMETEK, Inc.	3,443	164,472
Babcock & Wilcox Co. (b)	3,823	81,353
Cooper Industries PLC	5,421	265,250
Emerson Electric Co.	24,682	1,299,754
First Solar, Inc. (b)	1,819	268,030
Roper Industries, Inc. (a)	3,076	200,494

		2,279,353

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Agilent Technologies, Inc. (b)	11,359	379,050
Amphenol Corp. (Class A)	5,641	276,296
Arrow Electronics, Inc. (b)	3,872	103,499
Corning, Inc.	51,123	934,528
Dolby Laboratories, Inc. (Class A) (b)	1,728	98,168
FLIR Systems, Inc. (a)(b)	5,223	134,231
Ingram Micro, Inc. (Class A) (b)	5,325	89,779
Itron, Inc. (a)(b)	1,331	81,497
Jabil Circuit, Inc.	6,517	93,910
Mettler-Toledo International, Inc. (a)(b)	1,083	134,769
Trimble Navigation, Ltd. (a)(b)	3,792	132,872
Tyco Electronics, Ltd.	14,588	426,261

		2,884,860

ENERGY EQUIPMENT & SERVICES — 4.0%
Baker Hughes, Inc.	13,891	591,757
Cameron International Corp. (b)	8,038	345,312
Diamond Offshore Drilling, Inc. (a)	2,163	146,586
FMC Technologies, Inc. (b)	3,956	270,155
Halliburton Co.	29,646	980,393
Helmerich & Payne, Inc.	3,208	129,796
Nabors Industries, Ltd. (b)	9,277	167,543
National-Oilwell Varco, Inc.	13,670	607,905
Noble Corp.	8,378	283,093
Oceaneering International, Inc. (b)	1,741	93,770
Pride International, Inc. (b)	5,145	151,417
Rowan Cos., Inc. (b)	3,731	113,273
Schlumberger, Ltd.	44,557	2,745,157
Weatherford International, Ltd. (b)	24,149	412,948

		7,039,105

FOOD & STAPLES RETAILING — 4.4%
Costco Wholesale Corp.	14,323	923,690
CVS Caremark Corp.	44,460	1,399,156
The Kroger Co.	19,554	423,540
Wal-Mart Stores, Inc.	68,724	3,678,108
Walgreen Co.	31,992	1,071,732
Whole Foods Market, Inc. (a)(b)	4,424	164,175

		7,660,401

FOOD PRODUCTS — 0.4%
Flowers Foods, Inc. (a)	2,987	74,197
Green Mountain Coffee Roasters, Inc. (a)(b)	3,863	120,487
Mead Johnson Nutrition Co.	6,706	381,639
Ralcorp Holdings, Inc. (b)	1,832	107,135

		683,458

GAS UTILITIES — 0.1%
ONEOK, Inc.	3,252	146,470

HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
Alere, Inc. (a)(b)	2,702	83,573
Baxter International, Inc. (a)	19,132	912,788
Becton, Dickinson & Co.	7,162	530,704
Boston Scientific Corp. (b)	49,263	301,982
C.R. Bard, Inc.	3,043	247,791
CareFusion Corp. (b)	6,032	149,835
Covidien PLC	16,461	661,568
DENTSPLY International, Inc.	4,656	148,852
Edwards Lifesciences Corp. (b)	3,653	244,934
Gen-Probe, Inc. (a)(b)	1,620	78,505
Hologic, Inc. (b)	8,641	138,342
Hospira, Inc. (b)	5,416	308,766
IDEXX Laboratories, Inc. (a)(b)	1,878	115,910
Intuitive Surgical, Inc. (a)(b)	1,289	365,741
Kinetic Concepts, Inc. (a)(b)	1,962	71,770
Medtronic, Inc.	35,335	1,186,549
ResMed, Inc. (a)(b)	4,970	163,066
St. Jude Medical, Inc. (b)	10,608	417,319
Stryker Corp.	9,917	496,346
Varian Medical Systems, Inc. (a)(b)	3,927	237,584
Zimmer Holdings, Inc. (b)	6,664	348,727

		7,210,652

HEALTH CARE PROVIDERS & SERVICES — 3.6%
Aetna, Inc.	13,670	432,109
AmerisourceBergen Corp.	9,085	278,546
Community Health Systems, Inc. (a)(b)	3,238	100,281
Coventry Health Care, Inc. (b)	4,872	104,894

SPDR Dow Jones Large Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

DaVita, Inc. (b)	3,402	$234,840
Express Scripts, Inc. (Class A) (b)	16,394	798,388
Henry Schein, Inc. (a)(b)	3,041	178,142
Laboratory Corp. of America Holdings (a)(b)	3,390	265,878
Lincare Holdings, Inc.	3,322	83,349
McKesson Corp.	8,454	522,288
Medco Health Solutions, Inc. (b)	14,958	778,713
Patterson Cos., Inc.	3,374	96,665
Quest Diagnostics, Inc.	4,806	242,559
UnitedHealth Group, Inc.	36,713	1,288,993
Universal Health Services, Inc. (Class B)	2,957	114,909
WellPoint, Inc. (b)	13,089	741,361

		6,261,915

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)(b)	2,295	192,757

HOTELS, RESTAURANTS & LEISURE — 2.1%
Burger King Holdings, Inc.	2,900	69,252
Chipotle Mexican Grill, Inc. (a)(b)	1,050	180,600
Darden Restaurants, Inc.	4,596	196,617
Hyatt Hotels Corp. (Class A) (a)(b)	1,187	44,382
International Game Technology	9,869	142,607
Las Vegas Sands Corp. (a)(b)	14,166	493,685
Marriott International, Inc. (Class A) (a)	10,290	368,691
MGM MIRAGE, Inc. (a)(b)	8,542	96,354
Starbucks Corp.	24,303	621,671
Starwood Hotels & Resorts Worldwide, Inc.	5,694	299,220
Wyndham Worldwide Corp.	5,837	160,342
Wynn Resorts, Ltd. (a)	2,847	247,034
Yum! Brands, Inc.	15,306	704,994

		3,625,449

HOUSEHOLD DURABLES — 0.2%
Garmin Ltd. (a)	3,794	115,148
Harman International Industries, Inc. (b)	2,299	76,810
Mohawk Industries, Inc. (a)(b)	1,774	94,554
NVR, Inc. (b)	197	127,563

		414,075

HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc. (a)	2,309	149,946
Colgate-Palmolive Co.	16,045	1,233,219
Energizer Holdings, Inc. (b)	2,296	154,360

		1,537,525

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Calpine Corp. (b)	11,341	141,196
NRG Energy, Inc. (b)	8,454	176,012
The AES Corp. (b)	25,971	294,771

		611,979

INDUSTRIAL CONGLOMERATES — 0.2%
McDermott International, Inc. (b)	7,648	113,037
Textron, Inc. (a)	8,917	183,334

		296,371

INSURANCE — 3.1%
Alleghany Corp. (b)	197	59,697
Berkshire Hathaway, Inc. (Class B) (b)	62,403	5,159,480
Brown & Brown, Inc.	3,934	79,427
Markel Corp. (a)(b)	295	101,654
Wesco Financial Corp.	46	16,475
White Mountains Insurance Group, Ltd.	197	60,767

		5,477,500

INTERNET & CATALOG RETAIL — 1.7%
Amazon.com, Inc. (b)	11,349	1,782,474
Expedia, Inc.	6,730	189,853
Liberty Media Corp. — Interactive (Class A) (b)	19,418	266,221
Netflix, Inc. (a)(b)	1,460	236,753
Priceline.com, Inc. (a)(b)	1,558	542,714

		3,018,015

INTERNET SOFTWARE & SERVICES — 3.5%
Akamai Technologies, Inc. (b)	5,920	297,066
eBay, Inc. (b)	36,643	894,089
Equinix, Inc. (b)	1,502	153,730
Google, Inc. (Class A) (b)	7,529	3,958,673
IAC/InterActive Corp. (b)	2,505	65,806
VeriSign, Inc. (a)(b)	5,666	179,839
Yahoo!, Inc. (b)	41,267	584,753

		6,133,956

IT SERVICES — 3.3%
Accenture PLC (Class A)	20,699	879,500
Alliance Data Systems Corp. (b)	1,692	110,420
Aon Hewitt LLC (a)(b)	3,233	163,040
Automatic Data Processing, Inc.	16,427	690,427
Cognizant Technology Solutions Corp. (Class A) (b)	9,727	627,100
DST Systems, Inc.	1,195	53,584
Fidelity National Information Services, Inc.	8,229	223,253
Fiserv, Inc. (b)	4,884	262,857
Genpact, Ltd. (b)	3,154	55,920
Global Payments, Inc.	2,712	116,318
Mastercard, Inc. (Class A)	3,414	764,736
SAIC, Inc. (b)	12,379	197,816
The Western Union Co.	21,533	380,488
Total System Services, Inc. (a)	6,211	94,656
Visa, Inc. (Class A)	16,299	1,210,364

		5,830,479

LIFE SCIENCES TOOLS & SERVICES — 1.0%
Charles River Laboratories International, Inc. (a)(b)	2,152	71,339
Covance, Inc. (a)(b)	2,208	103,312
Illumina, Inc. (a)(b)	4,108	202,113
Life Technologies Corp. (b)	5,996	279,953
PerkinElmer, Inc.	3,743	86,613
Pharmaceutical Product Development, Inc.	3,696	91,624
Techne Corp.	1,182	72,965
Thermo Fisher Scientific, Inc. (b)	13,375	640,395
Waters Corp. (b)	3,079	217,932

		1,766,246

SPDR Dow Jones Large Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

MACHINERY — 3.8%
AGCO Corp. (b)	2,883	$112,466
Bucyrus International, Inc. (a)	2,480	171,988
Caterpillar, Inc.	18,601	1,463,527
Cummins, Inc.	5,876	532,248
Danaher Corp.	16,474	669,009
Deere & Co.	13,764	960,452
Donaldson Co., Inc.	2,411	113,630
Dover Corp.	6,067	316,758
Flowserve Corp.	1,831	200,348
Illinois Tool Works, Inc.	14,005	658,515
Joy Global, Inc.	3,322	233,603
Lincoln Electric Holdings, Inc.	1,472	85,111
Navistar International Corp. (a)(b)	1,675	73,097
Oshkosh Corp. (b)	2,940	80,850
PACCAR, Inc. (a)	11,855	570,818
Pall Corp.	3,748	156,067
SPX Corp.	1,676	106,057
The Timken Co.	2,563	98,317

		6,602,861

MEDIA — 3.5%
Cablevision Systems Corp. (Class A)	7,754	203,077
Clear Channel Outdoor Holdings, Inc. (Class A) (b)	942	10,767
Comcast Corp. (Class A)	92,082	1,664,842
DIRECTV (Class A) (b)	28,273	1,177,005
Discovery Communications, Inc. (Series A) (a)(b)	9,232	402,053
DISH Network Corp. (Class A)	6,862	131,476
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	1,977	63,086
John Wiley & Sons, Inc. (Class A) (a)	1,602	65,458
Liberty Global, Inc. (Series A) (a)(b)	7,580	233,540
Liberty Media — Starz (Series A) (b)	1,730	112,242
Liberty Media Corp. — Capital (Class A) (b)	2,760	143,686
Scripps Networks Interactive (Class A)	2,713	129,084
Sirius XM Radio, Inc. (a)(b)	125,808	150,970
The Interpublic Group of Cos., Inc. (b)	15,862	159,096
The Washington Post Co. (Class B)	197	78,684
Time Warner Cable, Inc.	11,533	622,667
Viacom, Inc. (Class B)	17,541	634,809
Virgin Media, Inc. (a)	9,739	224,192

		6,206,734

METALS & MINING — 2.4%
Alcoa, Inc.	33,361	404,002
Allegheny Technologies, Inc. (a)	3,032	140,836
Cliffs Natural Resources, Inc.	4,453	284,636
Freeport-McMoRan Copper & Gold, Inc.	15,386	1,313,810
Newmont Mining Corp.	15,808	992,900
Nucor Corp. (a)	9,353	357,285
Reliance Steel & Aluminum Co.	2,417	100,378
Southern Copper Corp.	6,875	241,450
Steel Dynamics, Inc.	7,302	103,031
Titanium Metals Corp. (b)	2,759	55,070
United States Steel Corp. (a)	4,707	206,355

		4,199,753

MULTILINE RETAIL — 1.4%
Dollar General Corp. (b)	1,134	33,170
Dollar Tree Stores, Inc. (b)	4,169	203,280
Family Dollar Stores, Inc.	4,195	185,251
Kohl’s Corp. (b)	9,336	491,821
Nordstrom, Inc.	5,546	206,311
Sears Holdings Corp. (a)(b)	1,546	111,528
Target Corp.	21,901	1,170,390

		2,401,751

OIL, GAS & CONSUMABLE FUELS — 5.6%
Alpha Natural Resources, Inc. (b)	3,886	159,909
Anadarko Petroleum Corp.	16,142	920,901
Arch Coal, Inc.	5,471	146,130
Cabot Oil & Gas Corp.	3,539	106,559
Chesapeake Energy Corp. (a)	21,151	479,070
Cimarex Energy Co.	2,736	181,068
Cobalt International Energy, Inc. (a)(b)	11,607	110,847
Concho Resources, Inc. (b)	2,800	185,276
CONSOL Energy, Inc.	7,414	274,021
Continental Resources, Inc. (a)(b)	939	43,532
Denbury Resources, Inc. (b)	12,977	206,205
EOG Resources, Inc.	8,180	760,495
EQT Corp.	4,766	171,862
EXCO Resources, Inc. (a)	5,894	87,644
Hess Corp.	9,644	570,153
Massey Energy Co.	3,410	105,778
Murphy Oil Corp.	6,190	383,285
Newfield Exploration Co. (b)	4,315	247,854
Noble Energy, Inc.	5,674	426,061
Occidental Petroleum Corp.	26,437	2,070,017
Peabody Energy Corp.	8,712	426,975
Petrohawk Energy Corp. (b)	9,830	158,656
Pioneer Natural Resources Co. (a)	3,056	198,732
Plains Exploration & Production Co. (b)	4,576	122,042
QEP Resources, Inc.	5,724	172,521
Quicksilver Resources, Inc. (a)(b)	3,781	47,641
Range Resources Corp.	5,253	200,297
Southwestern Energy Co. (b)	11,307	378,106
Sunoco, Inc.	3,943	143,920
Ultra Petroleum Corp. (b)	4,995	209,690
Whiting Petroleum Corp. (b)	1,895	180,991

		9,876,238

PERSONAL PRODUCTS — 0.2%
Herbalife, Ltd.	1,971	118,950
The Estee Lauder Cos., Inc. (Class A)	3,951	249,822

		368,772

PHARMACEUTICALS — 0.8%
Allergan, Inc.	9,880	657,316
Endo Pharmaceuticals Holdings, Inc. (b)	3,495	116,174
King Pharmaceuticals, Inc. (b)	7,977	79,451
Mylan, Inc. (b)	10,224	192,313
Perrigo Co. (a)	2,676	171,853
Warner Chilcott PLC	3,745	84,038
Watson Pharmaceuticals, Inc. (b)	3,670	155,278

		1,456,423

PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	4,086	127,483
IHS, Inc. (Class A) (a)(b)	1,508	102,544
Manpower, Inc.	2,645	138,069

SPDR Dow Jones Large Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Robert Half International, Inc. (a)	4,776	$124,176
The Dun & Bradstreet Corp.	1,613	119,588
Towers Watson & Co. (Class A) (a)	1,334	65,606
Verisk Analytics, Inc. (Class A) (b)	3,455	96,775

		774,241

REAL ESTATE INVESTMENT TRUSTS — 1.6%
AvalonBay Communities, Inc.	2,760	286,847
Boston Properties, Inc.	4,534	376,866
Digital Realty Trust, Inc.	2,870	177,079
Federal Realty Investment Trust	1,971	160,952
Public Storage	4,626	448,907
Simon Property Group, Inc.	9,520	882,885
SL Green Realty Corp.	2,563	162,314
Ventas, Inc.	5,140	265,070

		2,760,920

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CB Richard Ellis Group, Inc. (Class A) (b)	9,610	175,671

ROAD & RAIL — 1.3%
CSX Corp.	12,413	686,687
Hertz Global Holdings, Inc. (a)(b)	5,729	60,670
J.B. Hunt Transport Services, Inc.	3,097	107,466
Kansas City Southern (b)	3,324	124,351
Union Pacific Corp.	16,270	1,330,886

		2,310,060

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Advanced Micro Devices, Inc. (b)	18,433	131,058
Altera Corp. (a)	9,871	297,709
Broadcom Corp. (Class A)	14,310	506,431
Cree, Inc. (a)(b)	3,158	171,448
Lam Research Corp. (b)	4,134	173,008
LSI Corp. (b)	20,928	95,432
Marvell Technology Group, Ltd. (b)	17,013	297,897
MEMC Electronic Materials, Inc. (a)(b)	7,129	84,978
Micron Technology, Inc. (b)	32,470	234,109
NVIDIA Corp. (b)	18,541	216,559
ON Semiconductor Corp. (b)	13,954	100,608
Xilinx, Inc. (a)	8,429	224,296

		2,533,533

SOFTWARE — 7.9%
Activision Blizzard, Inc.	17,893	193,602
Adobe Systems, Inc. (b)	17,151	448,499
Ansys, Inc. (b)	2,935	124,004
Autodesk, Inc. (b)	7,530	240,734
BMC Software, Inc. (b)	5,930	240,046
CA, Inc.	13,368	282,332
Citrix Systems, Inc. (b)	6,022	410,941
Electronic Arts, Inc. (b)	10,739	176,442
Factset Research Systems, Inc. (a)	1,370	111,148
Intuit, Inc. (b)	9,500	416,195
McAfee, Inc. (b)	4,948	233,842
Microsoft Corp.	251,322	6,154,876
Nuance Communications, Inc. (a)(b)	7,918	123,838
Oracle Corp.	124,953	3,354,988
Red Hat, Inc. (b)	6,126	251,166
Rovi Corp. (b)	3,323	167,512
Salesforce.com, Inc. (a)(b)	3,822	427,300
Symantec Corp. (b)	25,762	390,810
VMware, Inc. (Class A) (b)	2,054	174,467

		13,922,742

SPECIALTY RETAIL — 2.8%
Advance Auto Parts, Inc.	2,898	170,055
AutoZone, Inc. (b)	919	210,368
Bed Bath & Beyond, Inc. (b)	8,523	369,983
Best Buy Co., Inc.	11,089	452,764
CarMax, Inc. (a)(b)	7,326	204,102
GameStop Corp. (Class A) (b)	4,980	98,156
Guess ?, Inc.	1,920	78,010
Lowe’s Cos., Inc.	47,100	1,049,859
O’Reilly Automotive, Inc. (b)	4,506	239,719
PetSmart, Inc.	3,838	134,330
Ross Stores, Inc.	4,007	218,862
Staples, Inc.	23,872	499,402
The Sherwin-Williams Co.	3,040	228,426
The TJX Cos., Inc.	13,385	597,373
Tiffany & Co. (a)	4,107	192,988
Urban Outfitters, Inc. (b)	4,323	135,915

		4,880,312

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Coach, Inc.	9,976	428,569
NIKE, Inc. (Class B)	9,815	786,574
Polo Ralph Lauren Corp. (a)	2,035	182,865

		1,398,008

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	15,989	196,025

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co. (a)	4,498	239,249
MSC Industrial Direct Co., Inc. (Class A)	1,363	73,656
W.W. Grainger, Inc. (a)	2,002	238,458

		551,363

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
American Tower Corp. (Class A) (b)	13,144	673,762
Clearwire Corp. (Class A) (a)(b)	3,242	26,228
Crown Castle International Corp. (b)	8,087	357,041
MetroPCS Communications, Inc. (a)(b)	7,736	80,919
NII Holdings, Inc. (b)	5,424	222,926
SBA Communications Corp. (Class A) (a)(b)	3,778	152,253
US Cellular Corp. (b)	493	22,663

		1,535,792

TOTAL COMMON STOCKS —
(Cost $177,998,314)		175,260,723

SHORT TERM INVESTMENTS — 4.8%
MONEY MARKET FUNDS — 4.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	8,228,170	8,228,170

SPDR Dow Jones Large Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund (d)	292,632	$292,632

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,520,802)		8,520,802

TOTAL INVESTMENTS — 104.6% (f)
(Cost $186,519,116)		183,781,525
OTHER ASSETS AND LIABILITIES — (4.6)%		(8,099,634)

NET ASSETS — 100.0%		$175,681,891

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Dow Jones Large Cap Value ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.8%
Alliant Techsystems, Inc. (a)(b)	992	$74,797
Boeing Co.	18,013	1,198,585
General Dynamics Corp.	8,672	544,688
Honeywell International, Inc.	19,389	851,953
L-3 Communications Holdings, Inc.	3,307	238,997
Lockheed Martin Corp.	7,870	560,974
Northrop Grumman Corp.	7,527	456,362
Raytheon Co.	10,174	465,053
United Technologies Corp.	24,024	1,711,229

		6,102,638

AIR FREIGHT & LOGISTICS — 0.8%
United Parcel Service, Inc. (Class B)	19,430	1,295,787

AIRLINES — 0.3%
Southwest Airlines Co.	20,245	264,602
United Continental Holdings, Inc. (b)	8,700	205,581

		470,183

AUTO COMPONENTS — 0.1%
TRW Automotive Holdings Corp. (b)	2,100	87,276

AUTOMOBILES — 0.8%
Ford Motor Co. (a)(b)	94,668	1,158,737
Harley-Davidson, Inc. (a)	6,703	190,633

		1,349,370

BEVERAGES — 2.6%
Coca-Cola Enterprises, Inc. (b)	9,171	284,301
Constellation Brands, Inc. (Class A) (b)	5,592	98,923
Dr. Pepper Snapple Group, Inc.	6,804	241,678
Molson Coors Brewing Co. (Class B)	4,308	203,424
The Coca-Cola Co.	59,045	3,455,313

		4,283,639

BIOTECHNOLOGY — 0.1%
Dendreon Corp. (a)(b)	3,763	154,960

BUILDING PRODUCTS — 0.1%
Masco Corp.	10,264	113,007

CAPITAL MARKETS — 2.7%
Ameriprise Financial, Inc.	7,055	333,913
Federated Investors, Inc. (Class B) (a)	2,824	64,274
Invesco, Ltd.	12,661	268,793
Legg Mason, Inc.	3,793	114,966
Morgan Stanley	35,424	874,264
Raymond James Financial, Inc. (a)	2,550	64,592
The Bank of New York Mellon Corp.	33,352	871,488
The Goldman Sachs Group, Inc.	11,947	1,727,297

		4,319,587

CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	5,568	461,142
Ashland, Inc.	1,884	91,883
Celanese Corp. (Series A)	4,100	131,610
E. I. du Pont de Nemours & Co.	25,002	1,115,589
Eastman Chemical Co.	1,958	144,892
Huntsman Corp.	5,647	65,279
International Flavors & Fragrances, Inc.	2,058	99,854
PPG Industries, Inc.	4,641	337,865
The Dow Chemical Co.	31,621	868,313
The Scotts Miracle-Gro Co. (Class A)	1,291	66,783
The Valspar Corp.	2,497	79,529

		3,462,739

COMMERCIAL BANKS — 4.6%
BB&T Corp.	19,124	460,506
BOK Financial Corp. (a)	643	29,019
City National Corp. (a)	1,333	70,742
Comerica, Inc. (a)	4,963	184,376
Commerce Bancshares, Inc. (a)	2,065	77,623
Cullen/Frost Bankers, Inc. (a)	1,593	85,815
Fifth Third Bancorp	22,131	266,236
First Horizon National Corp. (a)(b)	6,325	72,169
Huntington Bancshares, Inc. (a)	18,983	107,634
Keycorp	24,090	191,756
M&T Bank Corp.	2,337	191,190
Marshall & Ilsley Corp.	13,955	98,243
PNC Financial Services Group, Inc.	14,622	759,028
Regions Financial Corp.	33,520	243,690
U.S. Bancorp	53,200	1,150,184
Wells Fargo & Co.	136,008	3,417,881

		7,406,092

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	3,055	113,402
Cintas Corp.	3,473	95,681
Pitney Bowes, Inc. (a)	5,982	127,895
R.R. Donnelley & Sons Co.	6,032	102,303
Waste Management, Inc. (a)	12,557	448,787

		888,068

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	3,000	110,760

CONSUMER FINANCE — 1.2%
American Express Co.	29,657	1,246,484
Capital One Financial Corp.	12,615	498,923
SLM Corp. (b)	12,900	148,995

		1,894,402

CONTAINERS & PACKAGING — 0.3%
Bemis Co., Inc.	2,973	94,393
Owens-Illinois, Inc. (b)	4,763	133,650
Sealed Air Corp.	4,355	97,900
Smurfit-Stone Container Corp. (b)	1,382	25,387
Sonoco Products Co.	2,949	98,615

		449,945

DISTRIBUTORS — 0.1%
Genuine Parts Co. (a)	4,538	202,349

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	8,925	115,579

DIVERSIFIED FINANCIAL SERVICES — 6.5%
Bank of America Corp.	275,726	3,614,768
CBOE Holdings, Inc.	308	6,172
Citigroup, Inc. (b)	656,426	2,560,062
JPMorgan Chase & Co.	109,900	4,183,893
NYSE Euronext	7,220	206,275

		10,571,170

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.0%
AT&T, Inc.	164,263	4,697,922
CenturyLink, Inc. (a)	8,475	334,424
Frontier Communications Corp. (a)	27,949	228,343

SPDR Dow Jones Large Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Qwest Communications International, Inc.	38,129	$239,069
Verizon Communications, Inc.	78,033	2,543,095
Windstream Corp. (a)	13,199	162,216

		8,205,069

ELECTRIC UTILITIES — 3.6%
Allegheny Energy, Inc.	4,534	111,174
American Electric Power Co., Inc.	13,277	481,026
DPL, Inc. (a)	3,530	92,239
Duke Energy Corp. (a)	36,106	639,437
Edison International (a)	8,361	287,535
Entergy Corp.	5,271	403,390
Exelon Corp.	18,275	778,149
FirstEnergy Corp. (a)	8,538	329,054
NextEra Energy, Inc.	11,512	626,138
Northeast Utilities	5,015	148,293
NV Energy, Inc.	6,706	88,184
Pepco Holdings, Inc. (a)	6,271	116,641
Pinnacle West Capital Corp.	2,849	117,578
PPL Corp. (a)	13,331	363,003
Progress Energy, Inc.	8,042	357,226
The Southern Co.	22,577	840,767
Westar Energy, Inc.	3,152	76,373

		5,856,207

ELECTRICAL EQUIPMENT — 0.2%
Hubbell, Inc. (Class B)	1,492	75,719
Rockwell Automation, Inc.	3,983	245,871

		321,590

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Avnet, Inc. (b)	4,064	109,769
Molex, Inc. (a)	3,536	74,008

		183,777

ENERGY EQUIPMENT & SERVICES — 0.1%
Patterson-UTI Energy, Inc. (a)	3,900	66,612
Tidewater, Inc. (a)	1,442	64,616

		131,228

FOOD & STAPLES RETAILING — 0.5%
Safeway, Inc. (a)	10,702	226,454
SUPERVALU, Inc. (a)	5,612	64,706
Sysco Corp.	16,467	469,639

		760,799

FOOD PRODUCTS — 3.1%
Archer-Daniels-Midland Co.	16,251	518,732
Bunge, Ltd.	3,890	230,132
Campbell Soup Co. (a)	5,769	206,242
ConAgra Foods, Inc.	12,546	275,259
General Mills, Inc.	16,893	617,270
H.J. Heinz Co. (a)	8,715	412,830
Hormel Foods Corp. (a)	2,057	91,742
Kellogg Co.	7,178	362,561
Kraft Foods, Inc. (Class A)	44,481	1,372,684
McCormick & Co., Inc. (a)	3,393	142,642
Sara Lee Corp.	17,139	230,177
Smithfield Foods, Inc. (a)(b)	4,205	70,770
The Hershey Co.	4,389	208,872
The J.M. Smucker Co.	3,217	194,725
Tyson Foods, Inc. (Class A)	8,355	133,847

		5,068,485

GAS UTILITIES — 0.3%
AGL Resources, Inc.	2,180	83,625
Atmos Energy Corp.	2,598	75,992
Energen Corp.	2,028	92,720
National Fuel Gas Co. (a)	1,972	102,169
Questar Corp.	4,500	78,885
UGI Corp.	3,135	89,692

		523,083

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Beckman Coulter, Inc. (a)	1,865	90,993
Teleflex, Inc. (a)	1,137	64,559

		155,552

HEALTH CARE PROVIDERS & SERVICES — 0.6%
Cardinal Health, Inc.	10,007	330,631
CIGNA Corp.	7,786	278,583
Humana, Inc. (b)	4,757	238,992
Omnicare, Inc.	3,237	77,300

		925,506

HOTELS, RESTAURANTS & LEISURE — 1.7%
Carnival Corp.	11,528	440,485
McDonald’s Corp.	29,363	2,187,837
Penn National Gaming, Inc. (a)(b)	1,646	48,738
Royal Caribbean Cruises, Ltd. (a)(b)	3,835	120,918

		2,797,978

HOUSEHOLD DURABLES — 0.7%
D.R. Horton, Inc. (a)	7,880	87,625
Fortune Brands, Inc.	4,303	211,837
Leggett & Platt, Inc. (a)	4,303	97,936
Lennar Corp. (Class A) (a)	4,120	63,366
Newell Rubbermaid, Inc.	7,902	140,735
Pulte Group, Inc. (a)(b)	8,500	74,460
Stanley Black & Decker, Inc.	4,501	275,821
Toll Brothers, Inc. (a)(b)	3,755	71,420
Whirlpool Corp.	2,132	172,607

		1,195,807

HOUSEHOLD PRODUCTS — 3.5%
Kimberly-Clark Corp.	11,477	746,579
Procter & Gamble Co.	78,484	4,706,685
The Clorox Co.	3,785	252,687

		5,705,951

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Constellation Energy Group, Inc.	4,829	155,687

INDUSTRIAL CONGLOMERATES — 4.2%
3M Co.	18,010	1,561,647
General Electric Co.	295,091	4,795,229
Tyco International, Ltd.	13,600	499,528

		6,856,404

INSURANCE — 5.4%
ACE, Ltd.	9,300	541,725
AFLAC, Inc.	12,904	667,266
Allied World Assurance Company Holdings, Ltd.	1,060	59,985
American Financial Group, Inc.	2,199	67,245

SPDR Dow Jones Large Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

American International Group, Inc. (a)(b)	3,389	$132,510
American National Insurance Co.	433	32,895
AON Corp. (a)	6,671	260,903
Arch Capital Group, Ltd. (b)	1,476	123,689
Assurant, Inc.	2,794	113,716
Assured Guaranty, Ltd. (a)	4,915	84,096
Axis Capital Holdings, Ltd.	3,467	114,203
Chubb Corp.	8,584	489,202
Cincinnati Financial Corp. (a)	4,340	125,209
CNA Financial Corp. (a)(b)	870	24,351
Everest Re Group, Ltd.	1,369	118,377
Fidelity National Financial, Inc. (Class A)	6,664	104,691
Genworth Financial, Inc. (Class A) (b)	13,562	165,728
Hartford Financial Services Group, Inc.	12,250	281,137
HCC Insurance Holdings, Inc.	3,291	85,862
Lincoln National Corp.	8,594	205,568
Loews Corp.	9,330	353,607
Marsh & McLennan Cos., Inc.	15,031	362,548
MetLife, Inc.	16,186	622,352
Old Republic International Corp. (a)	6,574	91,050
PartnerRe, Ltd.	1,862	149,295
Principal Financial Group, Inc.	8,444	218,868
Prudential Financial, Inc.	12,966	702,498
Reinsurance Group of America, Inc.	2,126	102,665
RenaissanceRe Holdings, Ltd.	1,675	100,433
The Allstate Corp.	13,981	441,101
The Hanover Insurance Group, Inc. (a)	1,386	65,142
The Progressive Corp.	17,659	368,543
The Travelers Cos., Inc.	12,876	670,840
Torchmark Corp. (a)	2,393	127,164
Transatlantic Holdings, Inc.	1,745	88,681
Unum Group	8,787	194,632
Validus Holdings, Ltd.	2,355	62,078
W.R. Berkley Corp. (a)	3,845	104,084
XL Group PLC	9,430	204,254

		8,828,193

INTERNET SOFTWARE & SERVICES — 0.0% (c)
AOL, Inc. (b)	3,059	75,710

IT SERVICES — 3.3%
Broadridge Financial Solutions, Inc.	3,216	73,550
Computer Sciences Corp.	4,355	200,330
CoreLogic, Inc.	2,545	48,762
International Business Machines Corp.	34,874	4,677,998
Lender Processing Services, Inc.	2,400	79,752
Paychex, Inc.	8,700	239,163

		5,319,555

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc.	3,602	160,325
Mattel, Inc.	10,325	242,224

		402,549

MACHINERY — 0.7%
Eaton Corp.	4,540	374,505
Ingersoll-Rand PLC	8,600	307,106
Parker-Hannifin Corp.	4,459	312,397
Pentair, Inc. (a)	2,812	94,568

		1,088,576

MEDIA — 2.7%
CBS Corp.	17,668	280,214
Gannett Co., Inc. (a)	6,281	76,817
News Corp. (Class A)	64,351	840,424
Omnicom Group, Inc.	8,464	334,159
The McGraw-Hill Cos., Inc.	8,693	287,391
The Walt Disney Co.	49,023	1,623,151
Time Warner, Inc.	30,897	946,993

		4,389,149

METALS & MINING — 0.1%
Walter Energy, Inc.	1,413	114,863

MULTI-UTILITIES — 2.8%
Alliant Energy Corp.	3,118	113,339
Ameren Corp.	6,790	192,836
CenterPoint Energy, Inc.	10,387	163,284
CMS Energy Corp. (a)	6,442	116,085
Consolidated Edison, Inc. (a)	7,732	372,837
Dominion Resources, Inc.	16,180	706,419
DTE Energy Co.	4,755	218,397
Integrys Energy Group, Inc. (a)	2,183	113,647
MDU Resources Group, Inc.	4,693	93,625
NiSource, Inc.	7,864	136,834
NSTAR (a)	3,052	120,096
OGE Energy Corp.	2,730	108,845
PG&E Corp. (a)	10,657	484,041
Public Service Enterprise Group, Inc.	14,177	468,975
SCANA Corp. (a)	3,153	127,129
Sempra Energy	6,309	339,424
TECO Energy, Inc.	5,683	98,430
Vectren Corp. (a)	2,295	59,372
Wisconsin Energy Corp.	3,180	183,804
Xcel Energy, Inc. (a)	12,949	297,438

		4,514,857

MULTILINE RETAIL — 0.3%
J.C. Penney Co., Inc. (a)	5,779	157,073
Macy’s, Inc.	11,528	266,182

		423,255

OFFICE ELECTRONICS — 0.2%
Xerox Corp.	38,525	398,734

OIL, GAS & CONSUMABLE FUELS — 11.8%
Apache Corp.	10,058	983,270
Chevron Corp.	55,444	4,493,736
ConocoPhillips	38,287	2,198,823
Devon Energy Corp.	11,271	729,685
El Paso Corp.	19,000	235,220
Exxon Mobil Corp.	141,363	8,734,820
Forest Oil Corp. (b)	3,046	90,466
Marathon Oil Corp.	19,702	652,136
Southern Union Co.	3,321	79,903
Spectra Energy Corp.	17,906	403,780
The Williams Cos., Inc.	16,049	306,696
Valero Energy Corp.	15,631	273,699

		19,182,234

PAPER & FOREST PRODUCTS — 0.4%
International Paper Co.	11,374	247,384
MeadWestvaco Corp.	4,854	118,341
Weyerhaeuser Co.	14,788	233,059

		598,784

SPDR Dow Jones Large Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

PERSONAL PRODUCTS — 0.3%
Alberto-Culver Co. (a)	2,446	$92,092
Avon Products, Inc.	11,700	375,687

		467,779

PHARMACEUTICALS — 10.1%
Abbott Laboratories	42,450	2,217,588
Bristol-Myers Squibb Co.	47,774	1,295,153
Eli Lilly & Co.	27,275	996,356
Forest Laboratories, Inc. (b)	7,797	241,161
Johnson & Johnson	76,523	4,741,365
Merck & Co., Inc.	84,939	3,126,605
Pfizer, Inc.	223,449	3,836,619

		16,454,847

REAL ESTATE INVESTMENT TRUSTS — 2.0%
AMB Property Corp. (a)	4,672	123,668
Annaly Capital Management, Inc. (a)	17,241	303,442
Equity Residential (a)	7,869	374,328
HCP, Inc.	8,269	297,519
Health Care REIT, Inc.	3,357	158,920
Host Hotels & Resorts, Inc. (a)	17,868	258,729
Kimco Realty Corp.	10,926	172,084
Liberty Property Trust (a)	3,098	98,826
Nationwide Health Properties, Inc.	3,348	129,467
Piedmont Office Realty Trust, Inc. (Class A)	1,608	30,407
Plum Creek Timber Co., Inc. (a)	4,610	162,733
ProLogis (a)	13,411	157,982
Rayonier, Inc.	2,257	113,121
Realty Income Corp. (a)	2,998	101,093
Regency Centers Corp. (a)	2,286	90,228
The Macerich Co. (a)	3,554	152,644
UDR, Inc.	4,200	88,704
Vornado Realty Trust	5,020	429,361

		3,243,256

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Brookfield Properties Corp. (a)	7,367	114,336
The St. Joe Co. (a)(b)	2,583	64,239

		178,575

ROAD & RAIL — 0.4%
Norfolk Southern Corp.	10,256	610,334
Ryder Systems, Inc.	1,532	65,524

		675,858

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Analog Devices, Inc.	8,170	256,375
Applied Materials, Inc.	36,600	427,488
Intel Corp.	154,326	2,967,689
KLA-Tencor Corp.	4,853	170,971
Linear Technology Corp. (a)	5,500	169,015
Maxim Integrated Products, Inc.	8,245	152,615
Microchip Technology, Inc. (a)	5,059	159,106
National Semiconductor Corp.	6,281	80,208
Texas Instruments, Inc.	32,881	892,390

		5,275,857

SOFTWARE — 0.1%
Synopsys, Inc. (b)	4,171	103,316

SPECIALTY RETAIL — 1.3%
Abercrombie & Fitch Co. (Class A)	2,300	90,436
American Eagle Outfitters, Inc.	5,200	77,792
AutoNation, Inc. (a)(b)	1,925	44,756
Limited Brands, Inc.	7,847	210,143
The Gap, Inc.	10,440	194,602
The Home Depot, Inc.	47,293	1,498,242

		2,115,971

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Phillips-Van Heusen Corp.	1,600	96,256
V.F. Corp.	2,456	198,985

		295,241

THRIFTS & MORTGAGE FINANCE — 0.2%
Capitol Federal Financial (a)	587	14,499
New York Community Bancorp, Inc. (a)	12,122	196,982
People’s United Financial, Inc.	10,080	131,947
TFS Financial Corp. (a)	2,193	20,154

		363,582

TOBACCO — 3.0%
Altria Group, Inc.	57,883	1,390,350
Lorillard, Inc.	4,241	340,595
Philip Morris International, Inc.	50,666	2,838,309
Reynolds American, Inc. (a)	4,633	275,154

		4,844,408

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	4,738	110,253
Aqua America, Inc. (a)	3,870	78,948

		189,201

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Sprint Nextel Corp. (a)(b)	83,176	385,105
Telephone & Data Systems, Inc.	2,612	85,673

		470,778

TOTAL COMMON STOCKS —
(Cost $167,358,116)		162,135,802

SHORT TERM INVESTMENTS — 3.8%
MONEY MARKET FUNDS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	5,963,680	5,963,680
State Street Institutional Liquid Reserves Fund (d)	203,327	203,327

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,167,007)		6,167,007

TOTAL INVESTMENTS — 103.6% (f)
(Cost $173,525,123)		168,302,809
OTHER ASSETS AND LIABILITIES — (3.6)%		(5,792,859)

NET ASSETS — 100.0%		$162,509,950

SPDR Dow Jones Large Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.7%
Alliant Techsystems, Inc. (a)(b)	1,112	$83,845
BE Aerospace, Inc. (a)(b)	3,430	103,963
Spirit Aerosystems Holdings, Inc. (a)(b)	3,592	71,589
TransDigm Group, Inc. (a)	1,318	81,782

		341,179

AIR FREIGHT & LOGISTICS — 0.1%
UTI Worldwide, Inc.	3,629	58,354

AIRLINES — 0.8%
AMR Corp. (a)(b)	11,859	74,356
Continental Airlines, Inc. (Class B) (a)(b)	4,973	123,529
JetBlue Airways Corp. (a)(b)	8,698	58,190
United Continental Holdings, Inc. (b)	6,044	142,820

		398,895

AUTO COMPONENTS — 1.3%
BorgWarner, Inc. (a)(b)	4,067	214,005
Gentex Corp. (a)	4,911	95,814
Lear Corp. (b)	1,765	139,311
The Goodyear Tire & Rubber Co. (b)	8,565	92,074
TRW Automotive Holdings Corp. (a)(b)	2,987	124,140

		665,344

BEVERAGES — 0.5%
Constellation Brands, Inc. (Class A) (a)(b)	6,717	118,824
Hansen Natural Corp. (a)(b)	2,522	117,575

		236,399

BIOTECHNOLOGY — 2.2%
Abraxis BioScience, Inc. (b)	210	16,241
Alexion Pharmaceuticals, Inc. (a)(b)	3,195	205,630
Amylin Pharmaceuticals, Inc. (a)(b)	4,676	97,495
BioMarin Pharmaceutical, Inc. (a)(b)	3,637	81,287
Dendreon Corp. (a)(b)	5,136	211,500
Human Genome Sciences, Inc. (a)(b)	6,682	199,057
Onyx Pharmaceuticals, Inc. (a)(b)	2,216	58,458
Regeneron Pharmaceuticals, Inc. (a)(b)	2,326	63,732
Talecris Biotherapeutics Holdings Corp. (b)	2,229	51,000
United Therapeutics Corp. (a)(b)	1,775	99,418

		1,083,818

BUILDING PRODUCTS — 0.5%
Armstrong World Industries, Inc. (a)(b)	644	26,733
Lennox International, Inc. (a)	1,832	76,376
Masco Corp.	12,819	141,137

		244,246

CAPITAL MARKETS — 2.4%
Affiliated Managers Group, Inc. (b)	1,823	142,212
E*TRADE Financial Corp. (a)(b)	7,156	104,048
Eaton Vance Corp. (a)	4,226	122,723
Federated Investors, Inc. (Class B) (a)	3,669	83,507
Greenhill & Co., Inc. (a)	1,051	83,365
Jefferies Group, Inc. (a)	3,998	90,715
Legg Mason, Inc. (a)	5,130	155,490
Owens Corning, Inc. (a)(b)	3,991	102,290
Raymond James Financial, Inc. (a)	3,528	89,364
SEI Investments Co.	5,595	113,802
Waddell & Reed Financial, Inc. (Class A) (a)	3,070	83,995

		1,171,511

CHEMICALS — 2.9%
Albemarle Corp. (a)	3,261	152,647
Ashland, Inc.	2,530	123,388
Celanese Corp. (Series A) (a)	5,589	179,407
Cytec Industries, Inc.	1,729	97,481
Eastman Chemical Co.	2,436	180,264
Huntsman Corp. (a)	6,860	79,302
International Flavors & Fragrances, Inc.	2,802	135,953
Intrepid Potash, Inc. (a)(b)	1,520	39,626
Nalco Holding Co. (a)	4,598	115,916
Rockwood Holdings, Inc. (a)(b)	1,811	56,992
RPM International, Inc. (a)	4,592	91,473
The Scotts Miracle-Gro Co. (Class A) (a)	1,602	82,871
The Valspar Corp.	3,315	105,583

		1,440,903

COMMERCIAL BANKS — 3.1%
Associated Ban-Corp. (a)	6,168	81,356
Bank of Hawaii Corp. (a)	1,702	76,454
BOK Financial Corp. (a)	979	44,182
City National Corp. (a)	1,704	90,431
Commerce Bancshares, Inc. (a)	2,638	99,162
Cullen/Frost Bankers, Inc. (a)	2,025	109,087
East West Bancorp, Inc.	5,277	85,910
First Citizens BancShares, Inc. (Class A) (a)	208	38,536
First Horizon National Corp. (a)(b)	8,233	93,939
FirstMerit Corp. (a)	3,844	70,422
Fulton Financial Corp. (a)	7,190	65,141
Huntington Bancshares, Inc. (a)	25,506	144,619
Marshall & Ilsley Corp. (a)	18,887	132,965
Prosperity Bancshares, Inc. (a)	1,643	53,348
TCF Financial Corp. (a)	4,847	78,473
UMB Financial Corp.	1,195	42,434
Valley National Bancorp (a)	5,783	74,601
Westamerica Bancorporation (a)	1,024	55,798
Zions Bancorporation (a)	6,183	132,069

		1,568,927

COMMERCIAL SERVICES & SUPPLIES — 2.1%
Avery Dennison Corp.	3,699	137,307
Cintas Corp. (a)	4,730	130,311
Clean Harbors, Inc. (a)(b)	816	55,284
Copart, Inc. (b)	2,653	87,469
Corrections Corp. of America (a)(b)	3,941	97,264
Covanta Holding Corp. (a)	4,644	73,143
KAR Auction Services, Inc. (a)(b)	861	10,857
Pitney Bowes, Inc. (a)	7,404	158,297
Quad Graphics, Inc. (b)	912	42,609
R.R. Donnelley & Sons Co.	7,312	124,012
Rollins, Inc. (a)	1,842	43,066

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Waste Connections, Inc. (a)(b)	2,769	$109,819

		1,069,438

COMMUNICATIONS EQUIPMENT — 1.2%
Brocade Communications Systems, Inc. (b)	15,908	92,903
CommScope, Inc. (b)	3,339	79,268
EchoStar Corp. (Class A) (a)(b)	1,502	28,658
JDS Uniphase Corp. (b)	7,775	96,332
Polycom, Inc. (a)(b)	3,050	83,204
Riverbed Technology, Inc. (b)	2,536	115,591
Tellabs, Inc. (a)	12,617	93,997

		589,953

COMPUTERS & PERIPHERALS — 1.2%
Diebold, Inc. (a)	2,403	74,709
Lexmark International, Inc. (Class A) (a)(b)	2,796	124,758
NCR Corp. (a)(b)	5,772	78,673
QLogic Corp. (a)(b)	3,897	68,743
Teradata Corp. (b)	5,947	229,316

		576,199

CONSTRUCTION & ENGINEERING — 1.5%
Aecom Technology Corp. (b)	3,559	86,341
EMCOR Group, Inc. (a)(b)	2,395	58,893
Foster Wheeler AG (b)	4,259	104,175
KBR, Inc. (a)	5,575	137,368
Quanta Services, Inc. (a)(b)	7,485	142,814
The Shaw Group, Inc. (b)	2,957	99,237
URS Corp. (b)	2,979	113,143

		741,971

CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc. (a)	1,617	124,460

CONSUMER FINANCE — 0.1%
AmeriCredit Corp. (a)(b)	2,413	59,022
Green Dot Corp. (Class A) (a)(b)	149	7,223

		66,245

CONTAINERS & PACKAGING — 2.4%
AptarGroup, Inc. (a)	2,243	102,438
Bemis Co., Inc. (a)	3,853	122,333
Greif, Inc. (Class A)	1,218	71,667
Owens-Illinois, Inc. (b)	5,884	165,105
Packaging Corp. of America	3,652	84,617
Pactiv Corp. (b)	4,705	155,171
Rock-Tenn Co. (Class A) (a)	1,382	68,837
Sealed Air Corp. (a)	5,639	126,765
Silgan Holdings, Inc. (a)	1,807	57,282
Smurfit-Stone Container Corp. (b)	1,740	31,964
Sonoco Products Co.	3,547	118,611
Temple-Inland, Inc. (a)	3,836	71,580

		1,176,370

DISTRIBUTORS — 0.2%
LKQ Corp. (b)	4,987	103,730

DIVERSIFIED CONSUMER SERVICES — 0.9%
Career Education Corp. (a)(b)	2,408	51,700
DeVry, Inc. (a)	2,209	108,705
Education Management Corp. (a)(b)	740	10,863
ITT Educational Services, Inc. (a)(b)	1,232	86,573
Service Corp. International (a)	8,804	75,890
Strayer Education, Inc. (a)	500	87,250
Weight Watchers International, Inc. (a)	1,237	38,582

		459,563

DIVERSIFIED FINANCIAL SERVICES — 0.5%
CBOE Holdings, Inc.	364	7,295
MSCI, Inc. (Class A) (a)(b)	4,191	139,183
The NASDAQ OMX Group, Inc. (a)(b)	5,685	110,459

		256,937

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Level 3 Communications, Inc. (a)(b)	58,741	55,058
tw telecom, inc. (a)(b)	5,461	101,411

		156,469

ELECTRIC UTILITIES — 2.5%
Allegheny Energy, Inc. (a)	6,042	148,150
Cleco Corp. (a)	2,152	63,742
DPL, Inc. (a)	4,273	111,653
Great Plains Energy, Inc. (a)	4,822	91,136
Hawaiian Electric Industries, Inc. (a)	3,276	73,841
IDACORP, Inc. (a)	1,728	62,070
ITC Holdings Corp.	1,800	112,050
NV Energy, Inc. (a)	8,336	109,618
Pepco Holdings, Inc. (a)	7,947	147,814
Pinnacle West Capital Corp. (a)	3,869	159,674
Portland General Electric Co.	2,680	54,350
Westar Energy, Inc.	3,955	95,830

		1,229,928

ELECTRICAL EQUIPMENT — 1.4%
Acuity Brands, Inc. (a)	1,534	67,864
AMETEK, Inc.	3,781	180,618
Babcock & Wilcox Co. (b)	4,117	87,610
Brady Corp. (Class A) (a)	1,668	48,656
Hubbell, Inc. (Class B)	1,971	100,028
Regal-Beloit Corp. (a)	1,336	78,410
Thomas & Betts Corp. (b)	1,881	77,159
Woodward Governor Co.	2,069	67,077

		707,422

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Anixter International, Inc. (a)(b)	1,040	56,150
Arrow Electronics, Inc. (b)	4,202	112,319
Avnet, Inc. (b)	5,395	145,719
AVX Corp. (a)	1,910	26,396
FLIR Systems, Inc. (a)(b)	5,614	144,280
Ingram Micro, Inc. (Class A) (b)	5,589	94,231
Itron, Inc. (a)(b)	1,427	87,375
Jabil Circuit, Inc.	7,201	103,766
Mettler-Toledo International, Inc. (b)	1,196	148,830
Molex, Inc. (a)	4,680	97,952
National Instruments Corp. (a)	2,163	70,644
Trimble Navigation, Ltd. (a)(b)	4,287	150,217

		1,237,879

ENERGY EQUIPMENT & SERVICES — 2.4%
Dresser-Rand Group, Inc. (b)	2,923	107,829
Dril-Quip, Inc. (b)	1,098	68,197
Helmerich & Payne, Inc. (a)	3,450	139,587
Oceaneering International, Inc. (b)	1,931	104,004

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Oil States International, Inc. (b)	1,788	$83,231
Patterson-UTI Energy, Inc. (a)	5,515	94,196
Pride International, Inc. (a)(b)	5,669	166,839
Rowan Cos., Inc. (a)(b)	4,061	123,292
SEACOR Holdings, Inc. (b)	757	64,466
Superior Energy Services, Inc. (a)(b)	2,841	75,826
Tidewater, Inc. (a)	1,838	82,361
Unit Corp. (a)(b)	1,682	62,722

		1,172,550

FOOD & STAPLES RETAILING — 0.3%
BJ’s Wholesale Club, Inc. (a)(b)	1,915	79,472
SUPERVALU, Inc. (a)	7,562	87,190

		166,662

FOOD PRODUCTS — 1.5%
Corn Products International, Inc. (a)	2,712	101,700
Dean Foods Co. (a)(b)	6,434	65,691
Del Monte Foods Co. (a)	7,109	93,199
Flowers Foods, Inc. (a)	3,272	81,277
Green Mountain Coffee Roasters, Inc. (a)(b)	4,134	128,939
Lancaster Colony Corp. (a)	757	35,958
Ralcorp Holdings, Inc. (b)	1,953	114,211
Smithfield Foods, Inc. (a)(b)	5,518	92,868
Tootsie Roll Industries, Inc. (a)	881	21,919

		735,762

GAS UTILITIES — 1.9%
AGL Resources, Inc.	2,783	106,756
Atmos Energy Corp.	3,216	94,068
Energen Corp.	2,581	118,003
National Fuel Gas Co. (a)	2,465	127,712
New Jersey Resources Corp. (a)	1,483	58,163
Nicor, Inc. (a)	1,602	73,403
Piedmont Natural Gas Co., Inc. (a)	2,403	69,687
Questar Corp. (a)	6,243	109,440
UGI Corp.	3,908	111,808
WGL Holdings, Inc. (a)	1,788	67,551

		936,591

HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Alere, Inc. (a)(b)	2,999	92,759
Beckman Coulter, Inc.	2,473	120,658
Gen-Probe, Inc. (a)(b)	1,736	84,127
Hill-Rom Holdings, Inc. (a)	2,232	80,106
Hologic, Inc. (a)(b)	9,219	147,596
IDEXX Laboratories, Inc. (a)(b)	2,053	126,711
Kinetic Concepts, Inc. (a)(b)	2,270	83,037
Masimo Corp. (a)	1,892	51,671
ResMed, Inc. (a)(b)	5,400	177,174
STERIS Corp. (a)	1,925	63,948
Teleflex, Inc. (a)	1,415	80,344
Thoratec Corp. (a)(b)	2,076	76,770

		1,184,901

HEALTH CARE PROVIDERS & SERVICES — 2.4%
AMERIGROUP Corp. (a)(b)	1,872	79,504
Community Health Systems, Inc. (a)(b)	3,406	105,484
Coventry Health Care, Inc. (b)	5,283	113,743
Health Net, Inc. (b)	3,476	94,512
LifePoint Hospitals, Inc. (a)(b)	1,954	68,507
Lincare Holdings, Inc. (a)	3,530	88,568
MEDNAX, Inc. (b)	1,677	89,384
Omnicare, Inc.	4,215	100,654
Owens & Minor, Inc. (a)	2,228	63,409
Patterson Cos., Inc. (a)	3,569	102,252
Tenet Healthcare Corp. (a)(b)	17,119	80,802
Universal Health Services, Inc. (Class B) (a)	3,246	126,140
VCA Antech, Inc. (a)(b)	3,103	65,442

		1,178,401

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (b)	5,984	110,524

HOTELS, RESTAURANTS & LEISURE — 2.1%
Bally Technologies, Inc. (b)	1,941	67,838
Brinker International, Inc. (a)	3,609	68,066
Burger King Holdings, Inc. (a)	3,274	78,183
Chipotle Mexican Grill, Inc. (a)(b)	1,109	190,748
Choice Hotels International, Inc. (a)	1,190	43,387
MGM MIRAGE, Inc. (a)(b)	8,905	100,448
Panera Bread Co. (Class A) (b)	1,110	98,357
Penn National Gaming, Inc. (a)(b)	2,370	70,176
Wendy’s/Arby’s Group, Inc. (Class A)	11,718	53,083
WMS Industries, Inc. (a)(b)	2,094	79,719
Wyndham Worldwide Corp. (a)	6,371	175,011

		1,025,016

HOUSEHOLD DURABLES — 2.6%
D.R. Horton, Inc. (a)	9,900	110,088
Harman International Industries, Inc. (a)(b)	2,473	82,623
Jarden Corp. (a)	3,289	102,386
Leggett & Platt, Inc. (a)	5,223	118,875
Lennar Corp. (Class A) (a)	5,654	86,958
Mohawk Industries, Inc. (a)(b)	1,970	105,001
Newell Rubbermaid, Inc.	9,954	177,281
NVR, Inc. (a)(b)	209	135,334
Pulte Group, Inc. (a)(b)	11,993	105,059
Tempur-Pedic International, Inc. (a)(b)	2,341	72,571
Toll Brothers, Inc. (a)(b)	4,832	91,905
Tupperware Brands Corp.	2,234	102,228

		1,290,309

HOUSEHOLD PRODUCTS — 0.3%
Energizer Holdings, Inc. (a)(b)	2,475	166,394

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Dynegy, Inc. (b)	—	0
Mirant Corp. (b)	5,132	51,115

		51,115

INDUSTRIAL CONGLOMERATES — 0.8%
Carlisle Cos., Inc.	2,177	65,201
McDermott International, Inc. (b)	8,234	121,698
Seaboard Corp. (a)	12	21,252
Textron, Inc. (a)	9,639	198,178

		406,329

INSURANCE — 6.1%
Alleghany Corp. (a)(b)	257	77,879

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Allied World Assurance Company Holdings, Ltd. (a)	1,434	$81,150
American Financial Group, Inc.	2,800	85,624
American International Group, Inc. (a)(b)	4,215	164,807
American National Insurance Co.	525	39,884
Arch Capital Group, Ltd. (b)	1,772	148,494
Arthur J. Gallagher & Co. (a)	3,720	98,096
Aspen Insurance Holdings, Ltd. (a)	2,591	78,455
Assurant, Inc. (a)	3,800	154,660
Assured Guaranty, Ltd. (a)	6,012	102,865
Axis Capital Holdings, Ltd. (a)	4,280	140,983
Brown & Brown, Inc. (a)	4,102	82,819
Endurance Specialty Holdings, Ltd. (a)	1,658	65,988
Erie Indemnity Co. (Class A) (a)	1,021	57,237
Fidelity National Financial, Inc. (Class A)	8,227	129,246
First American Financial Corp. (a)	4,307	64,347
HCC Insurance Holdings, Inc.	4,102	107,021
Markel Corp. (a)(b)	350	120,607
Mercury General Corp.	975	39,848
Old Republic International Corp. (a)	8,581	118,847
OneBeacon Insurance Group, Ltd. (Class A)	881	12,589
Platinum Underwriters Holdings, Ltd. (a)	1,622	70,589
ProAssurance Corp. (a)(b)	1,134	65,307
Reinsurance Group of America, Inc.	2,595	125,313
RenaissanceRe Holdings, Ltd.	1,957	117,342
StanCorp Financial Group, Inc. (a)	1,689	64,182
The Hanover Insurance Group, Inc. (a)	1,600	75,200
Torchmark Corp. (a)	2,883	153,203
Transatlantic Holdings, Inc.	2,294	116,581
Validus Holdings, Ltd. (a)	3,182	83,878
W.R. Berkley Corp.	4,627	125,253
Wesco Financial Corp.	50	17,908
White Mountains Insurance Group, Ltd. (a)	248	76,498

		3,062,700

INTERNET SOFTWARE & SERVICES — 1.0%
AOL, Inc. (a)(b)	3,786	93,704
Equinix, Inc. (a)(b)	1,615	165,295
IAC/InterActive Corp. (a)(b)	2,735	71,849
Rackspace Hosting, Inc. (a)(b)	3,696	96,022
WebMD Health Corp. (a)(b)	1,721	85,826

		512,696

IT SERVICES — 2.1%
Alliance Data Systems Corp. (b)	1,878	122,558
Aon Hewitt LLC (a)(b)	3,280	165,410
Broadridge Financial Solutions, Inc.	4,203	96,123
CoreLogic, Inc.	3,509	67,232
DST Systems, Inc. (a)	1,329	59,592
Gartner, Inc. (a)(b)	2,665	78,458
Genpact, Ltd. (a)(b)	3,746	66,417
Global Payments, Inc. (a)	2,843	121,936
Lender Processing Services, Inc.	3,320	110,324
NeuStar, Inc. (Class A) (b)	2,648	65,829
Total System Services, Inc. (a)	7,021	107,000

		1,060,879

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Bio-Rad Laboratories, Inc. (Class A) (b)	694	62,814
Bruker Corp. (b)	2,606	36,562
Charles River Laboratories International, Inc. (a)(b)	2,358	78,168
Covance, Inc. (a)(b)	2,308	107,991
Furiex Pharmaceuticals, Inc. (b)	—	0
PerkinElmer, Inc.	4,159	96,239
Pharmaceutical Product Development, Inc. (a)	3,929	97,400
Techne Corp.	1,337	82,533

		561,707

MACHINERY — 4.1%
AGCO Corp. (b)	3,304	128,889
CLARCOR, Inc. (a)	1,820	70,306
Crane Co.	1,809	68,633
Donaldson Co., Inc. (a)	2,544	119,899
Gardner Denver, Inc.	1,845	99,039
Graco, Inc. (a)	2,142	67,966
Harsco Corp.	2,864	70,397
IDEX Corp. (a)	2,878	102,198
Kennametal, Inc. (a)	2,862	88,522
Lincoln Electric Holdings, Inc. (a)	1,529	88,407
Navistar International Corp. (a)(b)	1,890	82,479
Nordson Corp. (a)	1,088	80,175
Oshkosh Corp. (a)(b)	3,193	87,807
Pall Corp.	4,170	173,639
Pentair, Inc. (a)	3,506	117,907
Snap-On, Inc. (a)	2,049	95,299
SPX Corp.	1,790	113,271
Terex Corp. (a)(b)	3,853	88,311
The Timken Co. (a)	2,755	105,682
WABCO Holdings, Inc. (b)	2,283	95,749
Wabtec Corp. (a)	1,715	81,960

		2,026,535

MARINE — 0.2%
Kirby Corp. (a)(b)	1,916	76,755

MEDIA — 2.2%
Clear Channel Outdoor Holdings, Inc. (Class A) (b)	1,500	17,145
DreamWorks Animation SKG, Inc. (Class A) (b)	2,210	70,521
Gannett Co., Inc. (a)	8,426	103,050
John Wiley & Sons, Inc. (Class A)	1,829	74,733
Lamar Advertising Co. (Class A) (a)(b)	2,056	65,422
Liberty Media — Starz (Series A) (b)	1,828	118,601
Liberty Media Corp. — Capital (Class A) (a)(b)	3,044	158,471
Morningstar, Inc. (a)(b)	750	33,420
Regal Entertainment Group	2,887	37,877
Sirius XM Radio, Inc. (b)	137,590	165,108
The Interpublic Group of Cos., Inc. (a)(b)	17,340	173,920
The Washington Post Co. (Class B) (a)	202	80,681

		1,098,949

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

METALS & MINING — 1.8%
AK Steel Holding Corp. (a)	3,898	$53,831
Allegheny Technologies, Inc. (a)	3,313	153,889
Commercial Metals Co. (a)	4,007	58,062
Compass Minerals International, Inc. (a)	1,167	89,416
Reliance Steel & Aluminum Co.	2,646	109,888
Royal Gold, Inc.	1,883	93,849
Steel Dynamics, Inc. (a)	7,728	109,042
Titanium Metals Corp. (a)(b)	3,119	62,255
Walter Energy, Inc.	1,887	153,394

		883,626

MULTI-UTILITIES — 2.4%
Alliant Energy Corp.	3,935	143,037
CMS Energy Corp. (a)	8,190	147,584
Integrys Energy Group, Inc. (a)	2,726	141,916
MDU Resources Group, Inc.	6,195	123,590
NiSource, Inc. (a)	9,873	171,790
NSTAR (a)	3,695	145,398
OGE Energy Corp.	3,465	138,150
TECO Energy, Inc. (a)	7,274	125,986
Vectren Corp.	2,889	74,738

		1,212,189

MULTILINE RETAIL — 0.2%
Big Lots, Inc. (b)	2,892	96,159

OFFICE ELECTRONICS — 0.1%
Zebra Technologies Corp. (Class A) (a)(b)	2,059	69,265

OIL, GAS & CONSUMABLE FUELS — 4.0%
Arch Coal, Inc. (a)	5,795	154,784
Atlas Energy, Inc. (a)(b)	2,787	79,820
Cabot Oil & Gas Corp. (a)	3,706	111,588
Cobalt International Energy, Inc. (a)(b)	12,720	121,476
Concho Resources, Inc. (b)	3,079	203,737
EXCO Resources, Inc. (a)	6,095	90,633
Forest Oil Corp. (b)	4,004	118,919
Mariner Energy, Inc. (b)	3,633	88,028
Massey Energy Co. (a)	3,673	113,936
Plains Exploration & Production Co. (a)(b)	4,969	132,523
Quicksilver Resources, Inc. (a)(b)	4,262	53,701
SandRidge Energy, Inc. (a)(b)	13,138	74,624
SM Energy Co.	2,281	85,446
Southern Union Co.	4,147	99,777
Sunoco, Inc. (a)	4,300	156,950
Teekay Corp. (a)	1,507	40,282
Tesoro Corp. (a)	5,111	68,283
Whiting Petroleum Corp. (b)	2,088	199,425

		1,993,932

PAPER & FOREST PRODUCTS — 0.5%
Domtar Corp.	1,496	96,612
MeadWestvaco Corp.	6,092	148,523

		245,135

PERSONAL PRODUCTS — 0.7%
Alberto-Culver Co. (a)	3,125	117,656
Herbalife, Ltd. (a)	2,151	129,813
NBTY, Inc. (b)	2,047	112,544

		360,013

PHARMACEUTICALS — 1.0%
Endo Pharmaceuticals Holdings, Inc. (b)	3,706	123,187
King Pharmaceuticals, Inc. (b)	8,998	89,620
Perrigo Co. (a)	2,943	189,000
Salix Pharmaceuticals, Ltd. (a)(b)	1,827	72,568

		474,375

PROFESSIONAL SERVICES — 1.6%
Equifax, Inc.	4,505	140,556
FTI Consulting, Inc. (b)	1,676	58,140
IHS, Inc. (Class A) (b)	1,692	115,056
Manpower, Inc. (a)	2,921	152,476
Robert Half International, Inc. (a)	5,264	136,864
The Dun & Bradstreet Corp.	1,797	133,230
Towers Watson & Co. (Class A) (a)	1,666	81,934

		818,256

REAL ESTATE INVESTMENT TRUSTS — 7.2%
Alexandria Real Estate Equities, Inc. (a)	1,784	124,880
AMB Property Corp. (a)	5,998	158,767
Apartment Investment & Management Co. (Class A) (a)	4,168	89,112
BRE Properties, Inc.	2,275	94,413
Camden Property Trust (a)	2,389	114,600
Chimera Investment Corp.	29,537	116,671
Corporate Office Properties Trust (a)	2,122	79,172
Developers Diversified Realty Corp. (a)	6,740	75,623
Digital Realty Trust, Inc. (a)	3,114	192,134
Douglas Emmett, Inc. (a)	4,332	75,853
Duke Realty Corp.	8,804	102,038
Essex Property Trust, Inc. (a)	1,073	117,429
Federal Realty Investment Trust (a)	2,173	177,447
Highwoods Properties, Inc. (a)	2,594	84,227
Hospitality Properties Trust	4,401	98,274
Liberty Property Trust (a)	4,040	128,876
Mack-Cali Realty Corp. (a)	2,838	92,831
MFA Financial, Inc.	10,001	76,308
National Retail Properties, Inc.	3,013	75,656
Nationwide Health Properties, Inc.	4,415	170,728
OMEGA Healthcare Investors, Inc.	3,317	74,467
Piedmont Office Realty Trust, Inc. (Class A) (a)	2,043	38,633
Rayonier, Inc.	2,834	142,040
Realty Income Corp. (a)	3,720	125,438
Regency Centers Corp. (a)	2,918	115,173
Senior Housing Properties Trust (a)	4,529	106,432
SL Green Realty Corp. (a)	2,781	176,121
Taubman Centers, Inc. (a)	1,947	86,856
The Macerich Co. (a)	4,628	198,773
UDR, Inc. (a)	5,785	122,179
Washington Real Estate Investment Trust (a)	2,178	69,108
Weingarten Realty Investors (a)	4,267	93,106

		3,593,365

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
CB Richard Ellis Group, Inc. (Class A) (a)(b)	10,488	191,721

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Jones Lang LaSalle, Inc. (a)	1,502	$129,577
The St. Joe Co. (a)(b)	3,271	81,350

		402,648

ROAD & RAIL — 1.1%
Hertz Global Holdings, Inc. (a)(b)	6,566	69,534
J.B. Hunt Transport Services, Inc.	3,296	114,371
Kansas City Southern (b)	3,628	135,724
Knight Transportation, Inc. (a)	2,071	40,032
Landstar Systems, Inc. (a)	1,792	69,207
Ryder Systems, Inc. (a)	1,869	79,937
Werner Enterprises, Inc. (a)	1,887	38,665

		547,470

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Micro Devices, Inc. (b)	20,016	142,314
Atmel Corp. (b)	16,434	130,814
Lam Research Corp. (a)(b)	4,509	188,702
LSI Corp. (b)	22,895	104,401
MEMC Electronic Materials, Inc. (a)(b)	8,110	96,671
National Semiconductor Corp. (a)	8,431	107,664
Novellus Systems, Inc. (a)(b)	3,279	87,156
ON Semiconductor Corp. (a)(b)	15,167	109,354
PMC-Sierra, Inc. (a)(b)	8,115	59,726
Rambus, Inc. (a)(b)	3,996	83,277
Silicon Laboratories, Inc. (b)	1,592	58,347
Skyworks Solutions, Inc. (a)(b)	6,298	130,243
Varian Semiconductor Equipment Associates, Inc. (a)(b)	2,652	76,324

		1,374,993

SOFTWARE — 3.5%
Ansys, Inc. (b)	3,223	136,172
Cadence Design Systems, Inc. (a)(b)	9,613	73,347
Compuware Corp. (a)(b)	8,112	69,195
Concur Technologies, Inc. (a)(b)	1,607	79,450
Factset Research Systems, Inc. (a)	1,523	123,561
Informatica Corp. (a)(b)	3,276	125,831
Jack Henry & Associates, Inc. (a)	2,989	76,220
MICROS Systems, Inc. (a)(b)	2,842	120,302
Novell, Inc. (a)(b)	12,344	73,694
Nuance Communications, Inc. (a)(b)	8,707	136,177
Parametric Technology Corp. (a)(b)	4,138	80,857
Quality Systems, Inc. (a)	664	44,030
Quest Software, Inc. (a)(b)	2,219	54,565
Rovi Corp. (b)	3,680	185,509
Solera Holdings, Inc.	2,471	109,119
Synopsys, Inc. (a)(b)	5,337	132,198
TIBCO Software, Inc. (a)(b)	5,941	105,393

		1,725,620

SPECIALTY RETAIL — 4.1%
Aaron’s, Inc. (a)	2,668	49,225
Abercrombie & Fitch Co. (Class A) (a)	3,147	123,740
Aeropostale, Inc. (a)(b)	3,361	78,143
American Eagle Outfitters, Inc.	7,327	109,612
AutoNation, Inc. (a)(b)	2,560	59,520
CarMax, Inc. (a)(b)	7,949	221,459
Chico’s FAS, Inc. (a)	6,436	67,707
Dick’s Sporting Goods, Inc. (a)(b)	3,113	87,289
Foot Locker, Inc.	5,537	80,453
GameStop Corp. (Class A) (a)(b)	5,451	107,439
Guess ?, Inc. (a)	2,327	94,546
J. Crew Group, Inc. (a)(b)	2,163	72,720
PetSmart, Inc. (a)	4,218	147,630
RadioShack Corp. (a)	4,462	95,174
Signet Jewelers, Ltd. (b)	3,041	96,521
Tiffany & Co. (a)	4,508	211,831
Tractor Supply Co. (a)	2,586	102,561
Urban Outfitters, Inc. (a)(b)	4,755	149,497
Williams-Sonoma, Inc. (a)	3,439	109,016

		2,064,083

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Fossil, Inc. (b)	1,683	90,529
Hanesbrands, Inc. (b)	3,344	86,476
Phillips-Van Heusen Corp.	2,176	130,908

		307,913

THRIFTS & MORTGAGE FINANCE — 0.4%
Capitol Federal Financial	723	17,858
First Niagara Financial Group, Inc. (a)	7,436	86,630
TFS Financial Corp. (a)	3,410	31,338
Washington Federal, Inc. (a)	4,005	61,116

		196,942

TRADING COMPANIES & DISTRIBUTORS — 0.2%
MSC Industrial Direct Co., Inc. (Class A)	1,570	84,843

WATER UTILITIES — 0.5%
American Water Works Co., Inc.	6,226	144,879
Aqua America, Inc. (a)	4,885	99,654

		244,533

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
MetroPCS Communications, Inc. (a)(b)	8,918	93,282
SBA Communications Corp. (Class A) (a)(b)	4,089	164,787
Telephone & Data Systems, Inc.	3,384	110,995
US Cellular Corp. (a)(b)	525	24,134

		393,198

TOTAL COMMON STOCKS —
(Cost $47,614,718)		49,619,473

SHORT TERM INVESTMENTS — 28.2%
MONEY MARKET FUNDS — 28.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	13,907,389	13,907,389
State Street Institutional Liquid Reserves Fund (c)	156,847	156,847

TOTAL SHORT TERM INVESTMENTS —
(Cost $14,064,236)		14,064,236

TOTAL INVESTMENTS — 127.8% (e)
(Cost $61,678,954)		63,683,709
OTHER ASSETS AND LIABILITIES — (27.8)%		(13,868,185)

NET ASSETS — 100.0%		$49,815,524

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Dow Jones Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.9%
BE Aerospace, Inc. (a)	8,093	$245,299
Spirit Aerosystems Holdings, Inc. (a)(b)	8,672	172,833
TransDigm Group, Inc. (b)	3,138	194,713

		612,845

AIR FREIGHT & LOGISTICS — 0.2%
UTI Worldwide, Inc.	8,469	136,182

AIRLINES — 0.5%
AMR Corp. (a)(b)	27,808	174,356
JetBlue Airways Corp. (a)(b)	20,501	137,152

		311,508

AUTO COMPONENTS — 1.6%
BorgWarner, Inc. (a)	9,600	505,152
Lear Corp. (a)	4,183	330,164
The Goodyear Tire & Rubber Co. (a)	20,089	215,957

		1,051,273

BEVERAGES — 0.4%
Hansen Natural Corp. (a)	5,924	276,177

BIOTECHNOLOGY — 3.2%
Abraxis BioScience, Inc. (a)	500	38,670
Alexion Pharmaceuticals, Inc. (a)	7,531	484,695
Amylin Pharmaceuticals, Inc. (a)	10,901	227,286
BioMarin Pharmaceutical, Inc. (a)(b)	8,531	190,668
Human Genome Sciences, Inc. (a)(b)	15,914	474,078
Onyx Pharmaceuticals, Inc. (a)	5,300	139,814
Regeneron Pharmaceuticals, Inc. (a)(b)	5,342	146,371
Talecris Biotherapeutics Holdings Corp. (a)	5,255	120,234
United Therapeutics Corp. (a)	4,190	234,682

		2,056,498

CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc. (a)	4,319	336,925
E*TRADE Financial Corp. (a)	16,800	244,272
Eaton Vance Corp.	9,978	289,761
Greenhill & Co., Inc. (b)	2,497	198,062
Jefferies Group, Inc. (b)	9,348	212,106
Owens Corning, Inc. (a)	9,400	240,922
SEI Investments Co.	13,091	266,271

		1,788,319

CHEMICALS — 1.3%
Albemarle Corp. (b)	7,674	359,220
Intrepid Potash, Inc. (a)(b)	3,541	92,314
Nalco Holding Co.	10,831	273,049
Rockwood Holdings, Inc. (a)	4,300	135,321

		859,904

COMMERCIAL BANKS — 0.8%
East West Bancorp, Inc.	12,400	201,872
Zions Bancorporation	14,500	309,720

		511,592

COMMERCIAL SERVICES & SUPPLIES — 1.9%
Clean Harbors, Inc. (a)(b)	1,923	130,284
Copart, Inc. (a)	6,233	205,502
Corrections Corp. of America (a)	9,262	228,586
Covanta Holding Corp. (b)	10,880	171,360
KAR Auction Services, Inc. (a)(b)	1,959	24,703
Quad Graphics, Inc. (a)	2,100	98,112
Rollins, Inc. (b)	4,419	103,316
Waste Connections, Inc. (a)(b)	6,532	259,059

		1,220,922

COMMUNICATIONS EQUIPMENT — 2.1%
Brocade Communications Systems, Inc. (a)	37,191	217,195
CommScope, Inc. (a)	7,794	185,030
EchoStar Corp. (Class A) (a)	3,272	62,430
JDS Uniphase Corp. (a)	18,300	226,737
Polycom, Inc. (a)(b)	7,115	194,097
Riverbed Technology, Inc. (a)	6,000	273,480
Tellabs, Inc.	29,599	220,513

		1,379,482

COMPUTERS & PERIPHERALS — 1.4%
NCR Corp. (a)	13,421	182,928
QLogic Corp. (a)	9,167	161,706
Teradata Corp. (a)	14,144	545,393

		890,027

CONSTRUCTION & ENGINEERING — 2.7%
Aecom Technology Corp. (a)	8,444	204,852
EMCOR Group, Inc. (a)(b)	5,574	137,065
Foster Wheeler AG (a)	10,000	244,600
KBR, Inc.	13,102	322,833
Quanta Services, Inc. (a)	17,603	335,865
The Shaw Group, Inc. (a)	6,981	234,282
URS Corp. (a)	7,017	266,506

		1,746,003

CONSTRUCTION MATERIALS — 0.5%
Martin Marietta Materials, Inc. (b)	3,835	295,180

CONSUMER FINANCE — 0.2%
AmeriCredit Corp. (a)	5,765	141,012

CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	5,250	239,768
Pactiv Corp. (a)	11,043	364,198

		603,966

DISTRIBUTORS — 0.4%
LKQ Corp. (a)(b)	11,704	243,443

DIVERSIFIED CONSUMER SERVICES — 0.9%
DeVry, Inc.	5,200	255,892
Education Management Corp. (a)(b)	1,707	25,059
Strayer Education, Inc. (b)	1,189	207,480
Weight Watchers International, Inc. (b)	2,869	89,484

		577,915

DIVERSIFIED FINANCIAL SERVICES — 0.9%
MSCI, Inc. (Class A) (a)	9,867	327,683
The NASDAQ OMX Group, Inc. (a)	13,390	260,168

		587,851

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
tw telecom, inc. (a)(b)	12,676	235,393

ELECTRIC UTILITIES — 0.4%
ITC Holdings Corp.	4,201	261,512

ELECTRICAL EQUIPMENT — 1.5%
AMETEK, Inc.	8,951	427,589
Babcock & Wilcox Co. (a)	9,700	206,416

SPDR Dow Jones Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Regal-Beloit Corp.	3,182	$186,752
Woodward Governor Co.	4,829	156,556

		977,313

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Anixter International, Inc. (a)(b)	2,434	131,412
Arrow Electronics, Inc. (a)	9,857	263,478
FLIR Systems, Inc. (a)	13,226	339,908
Ingram Micro, Inc. (Class A) (a)	13,115	221,119
Itron, Inc. (a)	3,427	209,835
Jabil Circuit, Inc.	16,785	241,872
Mettler-Toledo International, Inc. (a)	2,826	351,667
National Instruments Corp.	5,093	166,337
Trimble Navigation, Ltd. (a)(b)	10,081	353,238

		2,278,866

ENERGY EQUIPMENT & SERVICES — 3.1%
Dresser-Rand Group, Inc. (a)	6,894	254,320
Dril-Quip, Inc. (a)	2,600	161,486
Helmerich & Payne, Inc.	8,153	329,870
Oceaneering International, Inc. (a)	4,549	245,009
Oil States International, Inc. (a)	4,200	195,510
Pride International, Inc. (a)	13,512	397,658
Rowan Cos., Inc. (a)	9,550	289,938
Superior Energy Services, Inc. (a)	6,545	174,686

		2,048,477

FOOD PRODUCTS — 1.4%
Dean Foods Co. (a)	15,090	154,069
Flowers Foods, Inc. (b)	7,646	189,927
Green Mountain Coffee Roasters, Inc. (a)(b)	9,708	302,792
Ralcorp Holdings, Inc. (a)	4,629	270,704

		917,492

HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Alere, Inc. (a)(b)	6,998	216,448
Gen-Probe, Inc. (a)(b)	4,110	199,171
Hologic, Inc. (a)	21,700	347,417
IDEXX Laboratories, Inc. (a)(b)	4,907	302,860
Kinetic Concepts, Inc. (a)	5,218	190,875
Masimo Corp. (b)	4,417	120,628
ResMed, Inc. (a)(b)	12,732	417,737
Thoratec Corp. (a)(b)	4,840	178,983

		1,974,119

HEALTH CARE PROVIDERS & SERVICES — 2.8%
AMERIGROUP Corp. (a)(b)	4,364	185,339
Community Health Systems, Inc. (a)	7,926	245,468
Coventry Health Care, Inc. (a)	12,438	267,790
Lincare Holdings, Inc.	8,318	208,699
MEDNAX, Inc. (a)(b)	3,940	210,002
Patterson Cos., Inc. (b)	8,353	239,313
Universal Health Services, Inc. (Class B)	7,756	301,398
VCA Antech, Inc. (a)(b)	7,406	156,193

		1,814,202

HEALTH CARE TECHNOLOGY — 0.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)	14,090	260,242

HOTELS, RESTAURANTS & LEISURE — 3.2%
Bally Technologies, Inc. (a)(b)	4,681	163,601
Burger King Holdings, Inc.	7,666	183,064
Chipotle Mexican Grill, Inc. (a)(b)	2,625	451,500
Choice Hotels International, Inc. (b)	2,777	101,249
MGM MIRAGE, Inc. (a)(b)	20,962	236,451
Panera Bread Co. (Class A) (a)(b)	2,616	231,804
Wendy’s/Arby’s Group, Inc. (Class A)	27,504	124,593
WMS Industries, Inc. (a)	4,964	188,980
Wyndham Worldwide Corp. (b)	14,994	411,885

		2,093,127

HOUSEHOLD DURABLES — 1.8%
Harman International Industries, Inc. (a)	5,945	198,623
Jarden Corp.	7,755	241,413
Mohawk Industries, Inc. (a)	4,719	251,523
NVR, Inc. (a)	495	320,527
Tempur-Pedic International, Inc. (a)	5,500	170,500

		1,182,586

HOUSEHOLD PRODUCTS — 0.6%
Energizer Holdings, Inc. (a)	5,860	393,968

INDUSTRIAL CONGLOMERATES — 1.2%
McDermott International, Inc. (a)	19,300	285,254
Seaboard Corp. (b)	30	53,130
Textron, Inc. (b)	22,704	466,794

		805,178

INSURANCE — 1.4%
Alleghany Corp. (a)	600	181,818
Brown & Brown, Inc.	9,645	194,732
Markel Corp. (a)	830	286,010
Wesco Financial Corp.	124	44,411
White Mountains Insurance Group, Ltd.	590	181,991

		888,962

INTERNET SOFTWARE & SERVICES — 1.5%
Equinix, Inc. (a)(b)	3,823	391,284
IAC/InterActive Corp. (a)	6,373	167,419
Rackspace Hosting, Inc. (a)(b)	8,700	226,026
WebMD Health Corp. (a)(b)	4,041	201,524

		986,253

IT SERVICES — 2.8%
Alliance Data Systems Corp. (a)(b)	4,453	290,603
Aon Hewitt LLC (a)	7,739	390,278
DST Systems, Inc.	3,092	138,645
Gartner, Inc. (a)	6,307	185,678
Genpact, Ltd. (a)	8,704	154,322
Global Payments, Inc.	6,800	291,652
NeuStar, Inc. (Class A) (a)	6,190	153,884
Total System Services, Inc.	16,514	251,673

		1,856,735

LIFE SCIENCES TOOLS & SERVICES — 2.0%
Bio-Rad Laboratories, Inc. (Class A) (a)	1,614	146,083
Bruker Corp. (a)	6,100	85,583
Charles River Laboratories International, Inc. (a)(b)	5,498	182,259
Covance, Inc. (a)	5,483	256,549
Furiex Pharmaceuticals, Inc. (a)	783	8,832
PerkinElmer, Inc.	9,763	225,916
Pharmaceutical Product Development, Inc.	9,197	227,994

SPDR Dow Jones Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Techne Corp. (b)	3,182	$196,425

		1,329,641

MACHINERY — 5.1%
AGCO Corp. (a)	7,793	304,005
CLARCOR, Inc. (b)	4,298	166,032
Donaldson Co., Inc.	5,990	282,309
Gardner Denver, Inc.	4,383	235,279
Lincoln Electric Holdings, Inc.	3,585	207,285
Navistar International Corp. (a)(b)	4,450	194,198
Nordson Corp. (b)	2,595	191,226
Oshkosh Corp. (a)	7,512	206,580
Pall Corp.	9,938	413,818
SPX Corp.	4,200	265,776
Terex Corp. (a)	9,000	206,280
The Timken Co.	6,493	249,071
WABCO Holdings, Inc. (a)	5,400	226,476
Wabtec Corp. (b)	4,008	191,542

		3,339,877

MARINE — 0.3%
Kirby Corp. (a)(b)	4,529	181,432

MEDIA — 3.5%
Clear Channel Outdoor Holdings, Inc. (Class A) (a)	3,396	38,816
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	5,189	165,581
John Wiley & Sons, Inc. (Class A)	4,424	180,765
Lamar Advertising Co. (Class A) (a)	4,813	153,150
Liberty Media — Starz (Series A) (a)	4,282	277,816
Liberty Media Corp. — Capital (Class A) (a)	7,154	372,437
Morningstar, Inc. (a)(b)	1,887	84,085
Sirius XM Radio, Inc. (a)	323,366	388,039
The Interpublic Group of Cos., Inc. (a)	40,768	408,903
The Washington Post Co. (Class B)	487	194,513

		2,264,105

METALS & MINING — 2.2%
Allegheny Technologies, Inc. (b)	7,820	363,239
Compass Minerals International, Inc.	2,749	210,628
Reliance Steel & Aluminum Co.	6,198	257,403
Royal Gold, Inc.	4,447	221,639
Steel Dynamics, Inc.	18,077	255,066
Titanium Metals Corp. (a)	7,207	143,852

		1,451,827

OFFICE ELECTRONICS — 0.2%
Zebra Technologies Corp. (Class A) (a)	4,810	161,808

OIL, GAS & CONSUMABLE FUELS — 6.3%
Arch Coal, Inc.	13,621	363,817
Atlas Energy, Inc. (a)	6,578	188,394
Cabot Oil & Gas Corp.	8,749	263,432
Cobalt International Energy, Inc. (a)	29,900	285,545
Concho Resources, Inc. (a)(b)	7,285	482,048
EXCO Resources, Inc. (b)	14,265	212,121
Mariner Energy, Inc. (a)	8,500	205,955
Massey Energy Co.	8,603	266,865
Plains Exploration & Production Co. (a)	11,871	316,600
Quicksilver Resources, Inc. (a)(b)	10,160	128,016
SandRidge Energy, Inc. (a)	31,694	180,022
SM Energy Co.	5,337	199,924
Sunoco, Inc.	10,100	368,650
Tesoro Corp.	11,785	157,448
Whiting Petroleum Corp. (a)	4,940	471,819

		4,090,656

PERSONAL PRODUCTS — 0.9%
Herbalife, Ltd.	5,100	307,785
NBTY, Inc. (a)	4,825	265,279

		573,064

PHARMACEUTICALS — 1.7%
Endo Pharmaceuticals Holdings, Inc. (a)	8,720	289,853
King Pharmaceuticals, Inc. (a)	20,894	208,104
Perrigo Co. (b)	7,008	450,054
Salix Pharmaceuticals, Ltd. (a)	4,300	170,796

		1,118,807

PROFESSIONAL SERVICES — 3.0%
Equifax, Inc. (b)	10,594	330,533
FTI Consulting, Inc. (a)(b)	3,961	137,407
IHS, Inc. (Class A) (a)	3,951	268,668
Manpower, Inc.	6,905	360,441
Robert Half International, Inc. (b)	12,348	321,048
The Dun & Bradstreet Corp.	4,214	312,426
Towers Watson & Co. (Class A) (b)	3,941	193,818

		1,924,341

REAL ESTATE INVESTMENT TRUSTS — 3.5%
Alexandria Real Estate Equities, Inc.	4,200	294,000
Corporate Office Properties Trust (b)	4,959	185,020
Digital Realty Trust, Inc. (b)	7,348	453,371
Essex Property Trust, Inc. (b)	2,540	277,978
Federal Realty Investment Trust	5,177	422,754
SL Green Realty Corp.	6,582	416,838
Taubman Centers, Inc.	4,600	205,206

		2,255,167

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.2%
CB Richard Ellis Group, Inc. (Class A) (a)	24,975	456,543
Jones Lang LaSalle, Inc.	3,555	306,690

		763,233

ROAD & RAIL — 1.6%
Hertz Global Holdings, Inc. (a)(b)	15,425	163,351
J.B. Hunt Transport Services, Inc.	7,733	268,335
Kansas City Southern (a)	8,573	320,716
Knight Transportation, Inc. (b)	4,868	94,098
Landstar Systems, Inc.	4,222	163,054

		1,009,554

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Advanced Micro Devices, Inc. (a)	47,070	334,668
Atmel Corp. (a)	38,602	307,272
Lam Research Corp. (a)	10,642	445,368
LSI Corp. (a)	53,826	245,447
MEMC Electronic Materials, Inc. (a)(b)	19,093	227,589
ON Semiconductor Corp. (a)	35,620	256,820
Rambus, Inc. (a)	9,400	195,896
Silicon Laboratories, Inc. (a)(b)	3,765	137,987
Skyworks Solutions, Inc. (a)	14,777	305,588

SPDR Dow Jones Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Varian Semiconductor Equipment Associates, Inc. (a)	6,248	$179,817

		2,636,452

SOFTWARE — 5.3%
Ansys, Inc. (a)	7,606	321,353
Cadence Design Systems, Inc. (a)(b)	22,650	172,820
Concur Technologies, Inc. (a)(b)	3,824	189,059
Factset Research Systems, Inc. (b)	3,612	293,042
Informatica Corp. (a)(b)	7,756	297,908
Jack Henry & Associates, Inc.	6,981	178,016
MICROS Systems, Inc. (a)	6,692	283,272
Nuance Communications, Inc. (a)(b)	20,207	316,037
Parametric Technology Corp. (a)	9,720	189,929
Quality Systems, Inc. (b)	1,572	104,239
Quest Software, Inc. (a)(b)	5,342	131,360
Rovi Corp. (a)(b)	8,708	438,970
Solera Holdings, Inc.	5,915	261,206
TIBCO Software, Inc. (a)	14,000	248,360

		3,425,571

SPECIALTY RETAIL — 5.0%
Aaron’s, Inc. (b)	6,276	115,792
Aeropostale, Inc. (a)	7,914	184,000
CarMax, Inc. (a)(b)	18,913	526,916
Chico’s FAS, Inc.	14,956	157,337
Dick’s Sporting Goods, Inc. (a)(b)	7,301	204,720
GameStop Corp. (Class A) (a)(b)	12,836	252,998
Guess ?, Inc.	5,584	226,878
J. Crew Group, Inc. (a)(b)	5,068	170,386
PetSmart, Inc.	10,067	352,345
Tiffany & Co. (b)	10,642	500,068
Tractor Supply Co.	6,072	240,816
Urban Outfitters, Inc. (a)(b)	11,162	350,933

		3,283,189

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Fossil, Inc. (a)	4,000	215,160

TRADING COMPANIES & DISTRIBUTORS — 0.3%
MSC Industrial Direct Co., Inc. (Class A)	3,659	197,732

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
MetroPCS Communications, Inc. (a)(b)	20,915	218,771
SBA Communications Corp. (Class A) (a)(b)	9,682	390,184
US Cellular Corp. (a)	1,300	59,761

		668,716

TOTAL COMMON STOCKS —
(Cost $59,876,043)		65,154,856

SHORT TERM INVESTMENTS — 11.6%
MONEY MARKET FUNDS — 11.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,401,824	7,401,824
State Street Institutional Liquid Reserves Fund (c)	184,460	184,460

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,586,284)		7,586,284

TOTAL INVESTMENTS — 111.5% (e)
(Cost $67,462,327)		72,741,140
OTHER ASSETS AND LIABILITIES — (11.5)%		(7,530,152)

NET ASSETS — 100.0%		$65,210,988

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan as of September 30, 2010.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR Dow Jones Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.4%
Alliant Techsystems, Inc. (a)(b)	1,860	$140,244

AIRLINES — 1.2%
Continental Airlines, Inc. (Class B) (b)	8,400	208,656
United Continental Holdings, Inc. (b)	10,200	241,026

		449,682

AUTO COMPONENTS — 1.0%
Gentex Corp. (a)	8,347	162,850
TRW Automotive Holdings Corp. (a)(b)	5,027	208,922

		371,772

BEVERAGES — 0.5%
Constellation Brands, Inc. (Class A) (a)(b)	11,275	199,455

BIOTECHNOLOGY — 1.0%
Dendreon Corp. (a)(b)	8,686	357,689

BUILDING PRODUCTS — 1.1%
Armstrong World Industries, Inc. (a)(b)	1,100	45,661
Lennox International, Inc. (a)	3,035	126,529
Masco Corp.	21,600	237,816

		410,006

CAPITAL MARKETS — 1.9%
Federated Investors, Inc. (Class B) (a)	6,170	140,429
Legg Mason, Inc. (a)	8,649	262,151
Raymond James Financial, Inc. (a)	5,996	151,879
Waddell & Reed Financial, Inc. (Class A) (a)	5,156	141,068

		695,527

CHEMICALS — 4.9%
Ashland, Inc.	4,207	205,175
Celanese Corp. (Series A)	9,400	301,740
Cytec Industries, Inc.	2,900	163,502
Eastman Chemical Co. (a)	4,049	299,626
Huntsman Corp. (a)	11,629	134,431
International Flavors & Fragrances, Inc. (a)	4,669	226,540
RPM International, Inc. (a)	7,727	153,922
The Scotts Miracle-Gro Co. (Class A) (a)	2,738	141,637
The Valspar Corp. (a)	5,637	179,539

		1,806,112

COMMERCIAL BANKS — 6.1%
Associated Ban-Corp. (a)	10,474	138,152
Bank of Hawaii Corp. (a)	2,864	128,651
BOK Financial Corp. (a)	1,611	72,704
City National Corp. (a)	2,895	153,638
Commerce Bancshares, Inc. (a)	4,483	168,516
Cullen/Frost Bankers, Inc. (a)	3,445	185,582
First Citizens BancShares, Inc. (Class A)	300	55,581
First Horizon National Corp. (a)(b)	13,993	159,658
FirstMerit Corp. (a)	6,519	119,428
Fulton Financial Corp. (a)	11,821	107,098
Huntington Bancshares, Inc. (a)	43,049	244,088
Marshall & Ilsley Corp.	31,466	221,521
PNC Financial Services Group, Inc.	1	52
Prosperity Bancshares, Inc. (a)	2,756	89,487
TCF Financial Corp. (a)	8,140	131,787
UMB Financial Corp. (a)	1,966	69,813
Valley National Bancorp (a)	9,727	125,478
Westamerica Bancorporation (a)	1,772	96,556

		2,267,790

COMMERCIAL SERVICES & SUPPLIES — 2.5%
Avery Dennison Corp.	6,196	229,996
Cintas Corp. (a)	7,948	218,967
Pitney Bowes, Inc. (a)	12,500	267,250
R.R. Donnelley & Sons Co.	12,247	207,709

		923,922

COMPUTERS & PERIPHERALS — 0.9%
Diebold, Inc. (a)	4,031	125,324
Lexmark International, Inc. (Class A) (a)(b)	4,755	212,168

		337,492

CONSUMER FINANCE — 0.0% (c)
Green Dot Corp. (Class A) (a)(b)	234	11,344

CONTAINERS & PACKAGING — 4.2%
Bemis Co., Inc. (a)	6,452	204,851
Greif, Inc. (Class A) (a)	2,046	120,386
Owens-Illinois, Inc. (a)(b)	9,900	277,794
Packaging Corp. of America (a)	6,145	142,380
Rock-Tenn Co. (Class A) (a)	2,322	115,659
Sealed Air Corp. (a)	9,494	213,425
Silgan Holdings, Inc. (a)	3,107	98,492
Smurfit-Stone Container Corp. (b)	3,014	55,367
Sonoco Products Co.	5,932	198,366
Temple-Inland, Inc. (a)	6,400	119,424

		1,546,144

DIVERSIFIED CONSUMER SERVICES — 1.0%
Career Education Corp. (b)	3,900	83,733
ITT Educational Services, Inc. (b)	2,100	147,567
Service Corp. International (a)	14,751	127,154

		358,454

DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
CBOE Holdings, Inc. (a)	658	13,186

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Level 3 Communications, Inc. (a)(b)	99,753	93,498

ELECTRIC UTILITIES — 5.1%
Allegheny Energy, Inc. (a)	10,186	249,761
Cleco Corp. (a)	3,613	107,017
DPL, Inc. (a)	7,265	189,835
Great Plains Energy, Inc. (a)	8,115	153,374
Hawaiian Electric Industries, Inc.	5,541	124,894
IDACORP, Inc. (a)	2,820	101,294
NV Energy, Inc. (a)	14,175	186,401
Pepco Holdings, Inc. (a)	13,405	249,333
Pinnacle West Capital Corp. (a)	6,508	268,585
Portland General Electric Co.	4,533	91,929
Westar Energy, Inc.	6,681	161,881

		1,884,304

ELECTRICAL EQUIPMENT — 1.3%
Acuity Brands, Inc. (a)	2,577	114,006
Brady Corp. (Class A) (a)	2,880	84,010

SPDR Dow Jones Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Hubbell, Inc. (Class B)	3,316	$168,287
Thomas & Betts Corp. (b)	3,188	130,772

		497,075

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Avnet, Inc. (b)	9,087	245,440
AVX Corp. (a)	3,069	42,414
Molex, Inc. (a)	7,953	166,456

		454,310

ENERGY EQUIPMENT & SERVICES — 1.4%
Patterson-UTI Energy, Inc. (a)	9,300	158,844
SEACOR Holdings, Inc. (a)(b)	1,300	110,708
Tidewater, Inc. (a)	3,091	138,508
Unit Corp. (a)(b)	2,800	104,412

		512,472

FOOD & STAPLES RETAILING — 0.8%
BJ’s Wholesale Club, Inc. (b)	3,249	134,833
SUPERVALU, Inc. (a)	12,854	148,207

		283,040

FOOD PRODUCTS — 1.6%
Corn Products International, Inc. (a)	4,542	170,325
Del Monte Foods Co.	12,088	158,474
Lancaster Colony Corp. (a)	1,224	58,140
Smithfield Foods, Inc. (a)(b)	9,373	157,748
Tootsie Roll Industries, Inc. (a)	1,423	35,404

		580,091

GAS UTILITIES — 4.2%
AGL Resources, Inc.	4,720	181,059
Atmos Energy Corp.	5,442	159,179
Energen Corp.	4,292	196,230
National Fuel Gas Co.	4,095	212,162
New Jersey Resources Corp. (a)	2,541	99,658
Nicor, Inc. (a)	2,691	123,302
Piedmont Natural Gas Co., Inc. (a)	4,073	118,117
Questar Corp.	10,500	184,065
UGI Corp.	6,543	187,195
WGL Holdings, Inc. (a)	3,030	114,473

		1,575,440

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Beckman Coulter, Inc.	4,200	204,918
Hill-Rom Holdings, Inc. (a)	3,700	132,793
STERIS Corp. (a)	3,263	108,397
Teleflex, Inc. (a)	2,380	135,136

		581,244

HEALTH CARE PROVIDERS & SERVICES — 1.8%
Health Net, Inc. (a)(b)	5,878	159,823
LifePoint Hospitals, Inc. (a)(b)	3,281	115,032
Omnicare, Inc. (a)	7,088	169,261
Owens & Minor, Inc. (a)	3,742	106,497
Tenet Healthcare Corp. (a)(b)	28,784	135,861

		686,474

HOTELS, RESTAURANTS & LEISURE — 0.6%
Brinker International, Inc. (a)	6,113	115,291
Penn National Gaming, Inc. (a)(b)	4,017	118,944

		234,235

HOUSEHOLD DURABLES — 3.6%
D.R. Horton, Inc. (a)	16,600	184,592
Leggett & Platt, Inc. (a)	8,797	200,220
Lennar Corp. (Class A) (a)	9,509	146,248
Newell Rubbermaid, Inc.	16,801	299,226
Pulte Group, Inc. (a)(b)	20,000	175,200
Toll Brothers, Inc. (a)(b)	8,096	153,986
Tupperware Brands Corp.	3,795	173,659

		1,333,131

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Mirant Corp. (b)	8,623	85,885

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc. (a)	3,661	109,647

INSURANCE — 12.2%
Allied World Assurance Company Holdings, Ltd. (a)	2,440	138,080
American Financial Group, Inc.	4,686	143,298
American International Group, Inc. (a)(b)	7,113	278,118
American National Insurance Co. (a)	865	65,714
Arch Capital Group, Ltd. (b)	3,000	251,400
Arthur J. Gallagher & Co. (a)	6,271	165,366
Aspen Insurance Holdings, Ltd. (a)	4,394	133,050
Assurant, Inc.	6,432	261,782
Assured Guaranty, Ltd. (a)	10,213	174,744
Axis Capital Holdings, Ltd. (a)	7,200	237,168
Endurance Specialty Holdings, Ltd. (a)	2,748	109,370
Erie Indemnity Co. (Class A) (a)	1,746	97,881
Fidelity National Financial, Inc. (Class A)	13,793	216,688
First American Financial Corp. (a)	7,220	107,867
HCC Insurance Holdings, Inc.	6,940	181,065
Mercury General Corp. (a)	1,583	64,697
Old Republic International Corp. (a)	14,396	199,385
OneBeacon Insurance Group, Ltd. (Class A)	1,385	19,792
Platinum Underwriters Holdings, Ltd. (a)	2,750	119,680
ProAssurance Corp. (a)(b)	1,942	111,840
Reinsurance Group of America, Inc.	4,317	208,468
RenaissanceRe Holdings, Ltd. (a)	3,313	198,647
StanCorp Financial Group, Inc. (a)	2,867	108,946
The Hanover Insurance Group, Inc. (a)	2,713	127,511
Torchmark Corp. (a)	4,882	259,430
Transatlantic Holdings, Inc.	3,902	198,300
Validus Holdings, Ltd.	5,401	142,370
W.R. Berkley Corp. (a)	7,800	211,146

		4,531,803

INTERNET SOFTWARE & SERVICES — 0.4%
AOL, Inc. (a)(b)	6,370	157,658

IT SERVICES — 1.2%
Broadridge Financial Solutions, Inc.	7,104	162,468
CoreLogic, Inc.	5,949	113,983
Lender Processing Services, Inc. (a)	5,600	186,088

		462,539

MACHINERY — 2.8%
Crane Co. (a)	3,033	115,072

SPDR Dow Jones Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Graco, Inc. (a)	3,632	$115,243
Harsco Corp.	4,811	118,254
IDEX Corp.	4,844	172,011
Kennametal, Inc. (a)	4,811	148,804
Pentair, Inc. (a)	5,865	197,240
Snap-On, Inc.	3,448	160,367

		1,026,991

MEDIA — 0.6%
Gannett Co., Inc. (a)	14,146	173,005
Regal Entertainment Group	4,772	62,609

		235,614

METALS & MINING — 1.2%
AK Steel Holding Corp. (a)	6,688	92,361
Commercial Metals Co. (a)	6,791	98,402
Walter Energy, Inc. (a)	3,222	261,916

		452,679

MULTI-UTILITIES — 5.5%
Alliant Energy Corp.	6,596	239,764
CMS Energy Corp. (a)	13,738	247,559
Integrys Energy Group, Inc. (a)	4,539	236,300
MDU Resources Group, Inc.	10,439	208,258
NiSource, Inc. (a)	16,665	289,971
NSTAR (a)	6,179	243,144
OGE Energy Corp.	5,845	233,040
TECO Energy, Inc.	12,052	208,741
Vectren Corp.	4,853	125,547

		2,032,324

MULTILINE RETAIL — 0.4%
Big Lots, Inc. (a)(b)	4,916	163,457

OIL, GAS & CONSUMABLE FUELS — 1.2%
Forest Oil Corp. (a)(b)	6,712	199,346
Southern Union Co.	7,047	169,551
Teekay Corp. (a)	2,545	68,028

		436,925

PAPER & FOREST PRODUCTS — 1.1%
Domtar Corp.	2,500	161,450
MeadWestvaco Corp.	10,282	250,675

		412,125

PERSONAL PRODUCTS — 0.5%
Alberto-Culver Co. (a)	5,261	198,077

REAL ESTATE INVESTMENT TRUSTS — 12.0%
AMB Property Corp. (a)	10,125	268,009
Apartment Investment & Management Co. (Class A)	7,000	149,660
BRE Properties, Inc.	3,800	157,700
Camden Property Trust (a)	3,995	191,640
Chimera Investment Corp. (a)	49,640	196,078
Developers Diversified Realty Corp. (a)	11,300	126,786
Douglas Emmett, Inc. (a)	7,347	128,646
Duke Realty Corp. (a)	14,834	171,926
Highwoods Properties, Inc. (a)	4,355	141,407
Hospitality Properties Trust	7,482	167,073
Liberty Property Trust (a)	6,780	216,282
Mack-Cali Realty Corp. (a)	4,754	155,503
MFA Financial, Inc. (a)	17,084	130,351
National Retail Properties, Inc. (a)	5,061	127,082
Nationwide Health Properties, Inc. (a)	7,455	288,285
OMEGA Healthcare Investors, Inc. (a)	5,625	126,281
Piedmont Office Realty Trust, Inc. (Class A) (a)	3,402	64,332
Rayonier, Inc.	4,725	236,817
Realty Income Corp. (a)	6,228	210,008
Regency Centers Corp. (a)	4,862	191,903
Senior Housing Properties Trust (a)	7,697	180,880
The Macerich Co. (a)	7,818	335,783
UDR, Inc.	9,742	205,751
Washington Real Estate Investment Trust (a)	3,677	116,671
Weingarten Realty Investors (a)	7,250	158,195

		4,443,049

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
The St. Joe Co. (a)(b)	5,500	136,785

ROAD & RAIL — 0.5%
Ryder Systems, Inc. (a)	3,104	132,758
Werner Enterprises, Inc. (a)	3,111	63,744

		196,502

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
National Semiconductor Corp. (a)	14,347	183,211
Novellus Systems, Inc. (a)(b)	5,463	145,207
PMC-Sierra, Inc. (a)(b)	13,620	100,243

		428,661

SOFTWARE — 1.2%
Compuware Corp. (a)(b)	13,623	116,204
Novell, Inc. (a)(b)	20,697	123,561
Synopsys, Inc. (a)(b)	8,981	222,460

		462,225

SPECIALTY RETAIL — 3.1%
Abercrombie & Fitch Co. (Class A) (a)	5,300	208,396
American Eagle Outfitters, Inc.	12,300	184,008
AutoNation, Inc. (a)(b)	4,343	100,975
Foot Locker, Inc.	9,286	134,926
RadioShack Corp. (a)	7,583	161,745
Signet Jewelers, Ltd. (b)	5,119	162,477
Williams-Sonoma, Inc. (a)	5,800	183,860

		1,136,387

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Hanesbrands, Inc. (b)	5,600	144,816
Phillips-Van Heusen Corp. (a)	3,700	222,592

		367,408

THRIFTS & MORTGAGE FINANCE — 0.9%
Capitol Federal Financial (a)	1,294	31,962
First Niagara Financial Group, Inc. (a)	12,639	147,244
TFS Financial Corp. (a)	5,672	52,126
Washington Federal, Inc. (a)	6,725	102,623

		333,955

WATER UTILITIES — 1.1%
American Water Works Co., Inc.	10,498	244,288
Aqua America, Inc. (a)	8,227	167,831

		412,119

SPDR Dow Jones Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Telephone & Data Systems, Inc. (a)	5,756	$188,797

TOTAL COMMON STOCKS —
(Cost $35,402,667)		37,015,745

SHORT TERM INVESTMENTS — 28.6%
MONEY MARKET FUNDS — 28.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	10,558,200	10,558,200
State Street Institutional Liquid Reserves Fund (d)	47,706	47,706

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,605,906)		10,605,906

TOTAL INVESTMENTS — 128.3% (f)
(Cost $46,008,573)		47,621,651
OTHER ASSETS AND LIABILITIES — (28.3)%		(10,504,310)

NET ASSETS — 100.0%		$37,117,341

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)(b)	1,440	$26,870
Aerovironment, Inc. (b)	590	13,128
American Science & Engineering, Inc. (a)	337	24,820
Applied Signal Technology, Inc.	492	12,241
BE Aerospace, Inc. (b)	3,539	107,267
Ceradyne, Inc. (a)(b)	970	22,650
Cubic Corp.	568	23,174
Curtiss-Wright Corp. (a)	1,751	53,055
DigitalGlobe, Inc. (a)(b)	978	29,731
Ducommun, Inc. (a)	391	8,516
Esterline Technologies Corp. (b)	1,134	64,899
GenCorp, Inc. (a)(b)	2,056	10,116
GeoEye, Inc. (b)	831	33,639
Heico Corp. (Class A)	1,020	34,751
Hexcel Corp. (b)	3,512	62,478
Ladish Co., Inc. (a)(b)	500	15,565
Moog, Inc. (Class A) (a)(b)	1,545	54,863
Orbital Sciences Corp. (a)(b)	2,251	34,440
Taser International, Inc. (a)(b)	2,183	8,470
Teledyne Technologies, Inc. (b)	1,336	53,200
TransDigm Group, Inc. (a)	1,356	84,140
Triumph Group, Inc. (a)	718	53,556

		831,569

AIR FREIGHT & LOGISTICS — 0.4%
Atlas Air Worldwide Holdings, Inc. (b)	991	49,847
Forward Air Corp. (a)	1,069	27,794
HUB Group, Inc. (Class A) (b)	1,400	40,964
Pacer International, Inc. (a)(b)	1,194	7,212
UTI Worldwide, Inc.	3,861	62,085

		187,902

AIRLINES — 0.6%
AirTran Holdings, Inc. (a)(b)	5,106	37,529
Alaska Air Group, Inc. (b)	1,328	67,768
Allegiant Travel Co. (a)	601	25,434
Hawaiian Holdings, Inc. (a)(b)	1,845	11,052
JetBlue Airways Corp. (a)(b)	9,081	60,752
Republic Airways Holdings, Inc. (a)(b)	1,209	10,010
SkyWest, Inc. (a)	2,107	29,414
US Airways Group, Inc. (b)	5,961	55,139

		297,098

AUTO COMPONENTS — 0.8%
American Axle & Manufacturing Holdings, Inc. (a)(b)	2,456	22,153
Cooper Tire & Rubber Co. (a)	2,347	46,072
Dana Holding Corp. (b)	5,235	64,495
Dorman Products, Inc. (a)(b)	554	17,074
Drew Industries, Inc. (a)(b)	678	14,143
Exide Technologies (a)(b)	1,987	9,518
Federal-Mogul Corp. (Class A) (b)	864	16,338
Fuel Systems Solutions, Inc. (a)(b)	524	20,494
Gentex Corp. (a)	5,125	99,989
Modine Manufacturing Co. (b)	1,894	24,565
Superior Industries International, Inc. (a)	750	12,960
Tenneco, Inc. (a)(b)	2,235	64,748

		412,549

AUTOMOBILES — 0.1%
Tesla Motors, Inc. (a)(b)	495	10,029
Thor Industries, Inc. (a)	1,311	43,787
Winnebago Industries, Inc. (a)(b)	992	10,337

		64,153

BEVERAGES — 0.2%
Boston Beer Co., Inc. (Class A) (a)(b)	342	22,870
Central European Distribution Corp. (b)	2,386	53,255
Coca-Cola Hellenic Bottling Co. SA (a)	136	7,198
National Beverage Corp. (a)	358	5,012

		88,335

BIOTECHNOLOGY — 2.7%
Abraxis BioScience, Inc. (b)	224	17,324
Acorda Therapeutics, Inc. (a)(b)	1,386	45,766
Affymax, Inc. (b)	515	3,064
Alkermes, Inc. (a)(b)	3,488	51,099
Allos Therapeutics, Inc. (a)(b)	2,849	13,447
Alnylam Pharmaceuticals, Inc. (b)	1,327	16,296
AMAG Pharmaceuticals, Inc. (b)	825	14,198
Arena Pharmaceuticals, Inc. (a)(b)	4,154	6,522
Ariad Pharmaceuticals, Inc. (a)(b)	4,215	16,101
ArQule, Inc. (a)(b)	1,174	6,046
Array BioPharma, Inc. (a)(b)	1,792	5,788
Aveo Pharmaceuticals, Inc. (a)(b)	538	5,993
BioCryst Pharmaceuticals, Inc. (a)(b)	948	4,683
BioMarin Pharmaceutical, Inc. (a)(b)	3,823	85,444
Celera Corp. (a)(b)	2,983	20,105
Cell Therapeutics, Inc. (a)(b)	21,936	8,489
Cepheid, Inc. (a)(b)	2,174	40,676
Clinical Data, Inc. (b)	617	10,409
Codexis, Inc. (a)(b)	238	2,285
Cubist Pharmaceuticals, Inc. (a)(b)	2,113	49,423
Cytori Therapeutics, Inc. (a)(b)	1,432	7,002
Dyax Corp. (a)(b)	3,065	7,264
Emergent Biosolutions, Inc. (a)(b)	574	9,907
Enzon Pharmaceuticals, Inc. (a)(b)	1,885	21,206
Exelixis, Inc. (a)(b)	3,953	15,496
Genomic Health, Inc. (a)(b)	553	7,388
Geron Corp. (a)(b)	3,741	20,688
Halozyme Therapeutics, Inc. (a)(b)	2,862	22,066
Idenix Pharmaceuticals, Inc. (a)(b)	1,760	5,456
Immunogen, Inc. (a)(b)	2,585	16,208
Immunomedics, Inc. (a)(b)	2,530	8,147
Incyte Corp. (b)	4,139	66,183
InterMune, Inc. (a)(b)	1,632	22,228
Ironwood Pharmaceuticals, Inc. (b)	704	7,167
Isis Pharmaceuticals, Inc. (a)(b)	3,352	28,157
Lexicon Pharmaceuticals, Inc. (a)(b)	7,837	12,539
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	3,545	5,601
MannKind Corp. (b)	3,077	20,800
Martek Biosciences Corp. (a)(b)	1,186	26,839
Maxygen, Inc. (a)(b)	997	5,773
Medivation, Inc. (b)	1,236	16,068
Metabolix, Inc. (a)(b)	794	9,989
Micromet, Inc. (b)	2,969	19,952
Momenta Pharmaceuticals, Inc. (a)(b)	1,482	22,304
Myriad Genetics, Inc. (b)	3,500	57,435

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Nabi Biopharmaceuticals (a)(b)	1,977	$9,490
Neurocrine Biosciences, Inc. (a)(b)	2,056	12,459
Novavax, Inc. (b)	2,906	6,364
NPS Pharmaceuticals, Inc. (b)	2,427	16,601
Onyx Pharmaceuticals, Inc. (b)	2,287	60,331
Opko Health, Inc. (a)(b)	4,839	10,839
Orexigen Therapeutics, Inc. (a)(b)	1,120	6,642
Osiris Therapeutics, Inc. (a)(b)	635	4,623
PDL BioPharma, Inc. (a)	4,401	23,149
Pharmacyclics, Inc. (b)	1,635	13,178
Pharmasset, Inc. (a)(b)	973	28,703
Progenics Pharmaceuticals, Inc. (a)(b)	904	4,565
Regeneron Pharmaceuticals, Inc. (a)(b)	2,394	65,596
Rigel Pharmaceuticals, Inc. (a)(b)	1,802	15,155
Sangamo Biosciences, Inc. (a)(b)	1,308	4,486
Savient Pharmaceuticals, Inc. (a)(b)	2,515	57,518
Seattle Genetics, Inc. (a)(b)	3,188	49,510
SIGA Technologies, Inc. (a)(b)	1,146	9,695
Targacept, Inc. (b)	906	20,240
Theravance, Inc. (a)(b)	2,257	45,366
Vanda Pharmaceuticals, Inc. (b)	885	5,912
Zymogenetics, Inc. (a)(b)	1,794	17,491

		1,372,934

BUILDING PRODUCTS — 0.7%
A.O. Smith Corp. (a)	883	51,117
AAON, Inc. (a)	538	12,654
Ameresco, Inc. (b)	364	4,331
American Woodmark Corp.	322	5,709
Ameron International Corp.	326	22,155
Apogee Enterprises, Inc. (a)	965	8,830
Armstrong World Industries, Inc. (a)(b)	628	26,068
Builders FirstSource, Inc. (a)(b)	2,126	4,847
Gibraltar Industries, Inc. (a)(b)	924	8,297
Griffon Corp. (a)(b)	1,857	22,637
Lennox International, Inc.	1,946	81,129
Quanex Building Products Corp. (a)	1,461	25,231
Simpson Manufacturing Co., Inc.	1,397	36,015
Trex Co., Inc. (a)(b)	556	10,603
Universal Forest Products, Inc.	687	20,095
USG Corp. (a)(b)	2,537	33,463

		373,181

CAPITAL MARKETS — 1.4%
Artio Global Investors, Inc.	1,529	23,394
BGC Partners, Inc. (Class A) (a)	1,870	11,164
Calamos Asset Management, Inc. (Class A)	674	7,751
Cohen & Steers, Inc.	757	16,427
Cowen Group, Inc. (Class A) (b)	1,542	5,073
Duff & Phelps Corp. (Class A)	911	12,271
Epoch Holding Corp. (a)	661	8,514
Evercore Partners, Inc. (Class A) (a)	594	16,994
FBR Capital Markets Corp. (a)(b)	1,577	4,952
Financial Engines, Inc. (a)(b)	400	5,312
GAMCO Investors, Inc. (Class A) (a)	140	5,394
GFI Group, Inc. (a)	2,235	10,370
Gleacher & Co., Inc. (a)(b)	2,522	4,060
GLG Partners, Inc. (a)(b)	6,135	27,608
Greenhill & Co., Inc. (a)	1,121	88,918
International Assets Holding Corp. (b)	557	10,082
Investment Technology Group, Inc. (a)(b)	1,595	22,681
Janus Capital Group, Inc. (a)	6,858	75,095
KBW, Inc. (a)	1,342	34,355
Knight Capital Group, Inc. (Class A) (a)(b)	3,559	44,096
LaBranche & Cos., Inc. (a)(b)	1,852	7,223
MF Global Holdings Ltd. (a)(b)	5,438	39,154
optionsXpress Holdings, Inc. (a)(b)	1,617	24,837
Penson Worldwide, Inc. (a)(b)	716	3,559
Piper Jaffray Co., Inc. (a)(b)	721	21,003
Pzena Investment Management, Inc. (Class A)	197	1,353
Stifel Financial Corp. (a)(b)	1,335	61,797
SWS Group, Inc.	1,377	9,873
Teton Advisors, Inc. (b)	1	9
TradeStation Group, Inc. (a)(b)	1,178	7,751
Waddell & Reed Financial, Inc. (Class A) (a)	3,128	85,582
Westwood Holdings Group, Inc. (a)	229	7,747

		704,399

CHEMICALS — 2.3%
A. Schulman, Inc.	1,029	20,734
American Vanguard Corp. (a)	727	4,493
Arch Chemicals, Inc.	979	34,353
Balchem Corp. (a)	1,048	32,341
Cabot Corp.	1,872	60,971
Calgon Carbon Corp. (a)(b)	2,210	32,045
Cytec Industries, Inc.	1,768	99,680
Ferro Corp. (a)(b)	2,996	38,618
Georgia Gulf Corp. (b)	1,300	21,242
H.B. Fuller Co.	1,789	35,547
Innophos Holdings, Inc. (a)	751	24,858
Intrepid Potash, Inc. (b)	1,600	41,712
Koppers Holdings, Inc.	783	21,039
Kraton Performance Polymers, Inc. (b)	1,177	31,956
Kronos Worldwide, Inc. (a)(b)	111	4,422
LSB Industries, Inc. (a)(b)	653	12,126
Minerals Technologies, Inc.	694	40,891
NewMarket Corp. (a)	394	44,790
NL Industries, Inc. (a)	254	2,306
Olin Corp. (a)	2,535	51,106
OM Group, Inc. (a)(b)	1,131	34,066
Omnova Solutions, Inc. (a)(b)	1,881	13,524
PolyOne Corp. (a)(b)	3,235	39,111
Rockwood Holdings, Inc. (a)(b)	1,925	60,580
RPM International, Inc. (a)	4,781	95,238
Sensient Technologies Corp. (a)	1,860	56,711
Solutia, Inc. (a)(b)	4,447	71,241
Spartech Corp. (a)(b)	1,043	8,563
Stepan Co. (a)	294	17,378
STR Holdings, Inc. (a)(b)	1,512	32,569
TPC Group, Inc. (b)	712	16,960
Valhi, Inc. (a)	194	3,938
W.R. Grace & Co. (b)	2,273	63,508
Westlake Chemical Corp.	676	20,233
Zep, Inc. (a)	828	14,440
Zoltek Cos., Inc. (b)	946	9,195

		1,212,485

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMERCIAL BANKS — 5.3%
1st Source Corp. (a)	479	$8,315
Arrow Financial Corp. (a)	424	10,643
Associated Ban-Corp. (a)	6,384	84,205
Bancfirst Corp. (a)	255	10,317
BancorpSouth, Inc. (a)	3,038	43,079
Bank of Hawaii Corp. (a)	1,779	79,913
Bank of the Ozarks, Inc. (a)	531	19,695
Boston Private Financial Holdings, Inc. (a)	2,611	17,076
Camden National Corp. (a)	289	10,014
Capital City Bank Group, Inc.	440	5,342
CapitalSource, Inc. (a)	10,955	58,500
Cardinal Financial Corp. (a)	1,220	11,724
Cathay General Bancorp (a)	2,981	35,444
Centerstate Banks, Inc. (a)	986	8,460
Chemical Financial Corp.	829	17,111
Citizens Republic Bancorp, Inc. (b)	16,649	15,002
City Holding Co. (a)	561	17,206
CoBiz Financial, Inc. (a)	1,577	8,768
Columbia Banking System, Inc. (a)	1,423	27,962
Community Bank System, Inc. (a)	1,250	28,762
Community Trust Bancorp, Inc. (a)	515	13,951
CVB Financial Corp. (a)	3,488	26,195
Danvers Bancorp, Inc. (a)	690	10,578
East West Bancorp, Inc. (a)	5,405	87,993
F.N.B. Corp. (a)	4,452	38,109
First Bancorp- North Carolina (a)	567	7,723
First BanCorp- Puerto Rico (a)(b)	2,285	640
First Busey Corp. (a)	2,237	10,178
First Citizens BancShares, Inc. (Class A)	215	39,833
First Commonwealth Financial Corp. (a)	2,889	15,745
First Community Bancshares, Inc. (a)	628	8,101
First Financial Bancorp (a)	2,200	36,696
First Financial Bankshares, Inc. (a)	744	34,961
First Financial Corp.	365	10,767
First Interstate Bancsystem, Inc.	539	7,255
First Merchants Corp.	777	5,928
First Midwest Bancorp, Inc. (a)	2,784	32,099
FirstMerit Corp. (a)	3,959	72,529
Fulton Financial Corp.	7,392	66,971
Glacier Bancorp, Inc. (a)	2,654	38,748
Great Southern Bancorp, Inc.	416	9,056
Hancock Holding Co. (a)	1,226	36,866
Heartland Financial USA, Inc.	565	8,695
Home Bancshares, Inc. (a)	896	18,207
Hudson Valley Holding Corp.	446	8,706
IBERIABANK Corp. (a)	963	48,131
Independent Bank Corp.- Massachusetts (a)	742	16,710
International Bancshares Corp. (a)	2,160	36,482
Investors Bancorp, Inc. (a)(b)	1,869	22,129
Lakeland Financial Corp. (a)	655	12,222
MB Financial, Inc. (a)	1,971	31,970
Nara Bancorp, Inc. (a)(b)	1,299	9,171
National Penn Bancshares, Inc. (a)	4,617	28,856
NBT Bancorp, Inc. (a)	1,224	27,014
Northfield Bancorp, Inc. (a)	697	7,542
Old National Bancorp (a)	3,366	35,343
Oriental Financial Group, Inc. (a)	1,809	24,060
Orrstown Financial Services, Inc.	205	4,748
PacWest Bancorp (a)	1,211	23,082
Park National Corp. (a)	419	26,833
Pinnacle Financial Partners, Inc. (a)(b)	1,208	11,102
Popular, Inc. (b)	37,693	109,310
PrivateBancorp, Inc.	2,306	26,265
Prosperity Bancshares, Inc.	1,689	54,842
Renasant Corp.	919	13,978
Republic Bancorp, Inc.- Kentucky	346	7,311
S&T Bancorp, Inc. (a)	1,017	17,716
S.Y. Bancorp, Inc. (a)	410	10,176
Sandy Spring Bancorp, Inc. (a)	889	13,779
SCBT Financial Corp. (a)	447	13,942
Signature Bank (a)(b)	1,557	60,474
Simmons First National Corp. (a)	564	15,944
Southside Bancshares, Inc. (a)	554	10,465
StellarOne Corp. (a)	847	10,774
Sterling Bancorp (a)	983	8,542
Sterling Bancshares, Inc. (a)	3,785	20,325
Suffolk Bancorp (a)	330	8,356
Susquehanna Bancshares, Inc. (a)	4,824	40,715
SVB Financial Group (a)(b)	1,490	63,057
Synovus Financial Corp. (a)	24,327	59,844
TCF Financial Corp. (a)	5,090	82,407
Texas Capital Bancshares, Inc. (a)(b)	1,292	22,313
Tompkins Trustco, Inc. (a)	292	11,581
TowneBank (a)	855	12,791
Trico Bancshares (a)	511	7,854
Trustmark Corp. (a)	2,105	45,763
UMB Financial Corp. (a)	1,177	41,795
Umpqua Holdings Corp. (a)	4,308	48,853
Union First Market Bankshares Corp. (a)	770	10,056
United Bankshares, Inc. (a)	1,588	39,525
United Community Banks, Inc. (a)(b)	3,829	8,577
Univest Corp. of Pennsylvania (a)	536	9,359
Valley National Bancorp (a)	5,944	76,678
Washington Trust Bancorp, Inc. (a)	525	10,038
Webster Financial Corp.	2,437	42,794
WesBanco, Inc. (a)	882	14,412
Westamerica Bancorporation (a)	1,064	57,977
Western Alliance Bancorp (a)(b)	2,504	16,777
Whitney Holding Corp. (a)	3,789	30,956
Wilmington Trust Corp. (a)	3,397	30,505
Wilshire Bancorp, Inc. (a)	995	6,507
Wintrust Financial Corp. (a)	1,142	37,012

		2,759,808

COMMERCIAL SERVICES & SUPPLIES — 1.9%
ABM Industries, Inc. (a)	1,646	35,537
ACCO Brands Corp. (a)(b)	1,866	10,729
American Reprographics Co. (b)	1,342	10,535
APAC Customer Services, Inc. (a)(b)	1,180	6,679
ATC Technology Corp. (b)	702	17,367
Bowne & Co., Inc. (a)	1,518	17,199
Cenveo, Inc. (a)(b)	2,124	10,684
Clean Harbors, Inc. (a)(b)	828	56,097
Consolidated Graphics, Inc. (b)	339	14,052
Courier Corp. (a)	370	5,261
Deluxe Corp.	2,027	38,776

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

EnergySolutions, Inc. (a)	2,889	$14,532
EnerNOC, Inc. (a)(b)	630	19,788
Ennis, Inc. (a)	880	15,743
Fuel Tech, Inc. (b)	629	3,944
G & K Services, Inc. (Class A) (a)	663	15,156
Healthcare Services Group, Inc. (a)	1,440	32,818
Herman Miller, Inc. (a)	2,014	39,636
Higher One Holdings, Inc. (b)	362	5,969
HNI Corp. (a)	1,401	40,293
Innerworkings, Inc. (a)(b)	1,020	6,701
Interface, Inc. (Class A) (a)	2,167	30,836
KAR Auction Services, Inc. (a)(b)	837	10,555
Kimball International, Inc. (Class B) (a)	872	5,084
Knoll, Inc. (a)	1,660	25,747
M&F Worldwide Corp. (a)(b)	428	10,422
McGrath Rentcorp (a)	886	21,220
Metalico, Inc. (b)	1,437	5,504
Mine Safety Appliances Co. (a)	1,169	31,680
Mobile Mini, Inc. (a)(b)	1,319	20,233
Quad Graphics, Inc. (b)	950	44,384
RINO International Corp. (a)(b)	292	4,073
Rollins, Inc. (a)	1,902	44,469
Schawk, Inc. (a)	443	8,178
Standard Parking Corp. (a)(b)	583	9,969
Steelcase, Inc. (Class A) (a)	2,985	24,865
Sykes Enterprises, Inc. (b)	1,407	19,107
Team, Inc. (a)(b)	643	11,066
Tetra Tech, Inc. (b)	2,192	45,966
The Brink’s Co.	1,766	40,618
The Geo Group, Inc. (b)	2,451	57,231
UniFirst Corp.	576	25,430
United Stationers, Inc. (b)	873	46,714
US Ecology, Inc. (a)	570	9,120
Viad Corp.	779	15,066

		985,033

COMMUNICATIONS EQUIPMENT — 2.8%
Acme Packet, Inc. (a)(b)	1,896	71,934
Adtran, Inc. (a)	2,286	80,696
Anaren, Inc. (a)(b)	571	9,587
Arris Group, Inc. (a)(b)	4,824	47,130
Aruba Networks, Inc. (b)	2,628	56,081
Aviat Networks, Inc. (b)	2,155	8,814
Bel Fuse, Inc. (Class B) (a)	380	7,912
BigBand Networks, Inc. (a)(b)	1,431	4,064
Black Box Corp. (a)	633	20,294
Blue Coat Systems, Inc. (a)(b)	1,526	36,716
Calix, Inc. (a)(b)	238	3,418
CIENA Corp. (a)(b)	3,345	52,082
CommScope, Inc. (b)	3,551	84,301
Comtech Telecommunications Corp. (a)(b)	1,065	29,128
DG Fastchannel, Inc. (a)(b)	864	18,792
Digi International, Inc. (a)(b)	965	9,158
EchoStar Corp. (Class A) (a)(b)	1,496	28,544
EMS Technologies, Inc. (a)(b)	574	10,694
Emulex Corp. (b)	3,060	31,946
Extreme Networks, Inc. (a)(b)	3,217	10,005
Finisar Corp. (a)(b)	2,609	49,023
Harmonic, Inc. (a)(b)	4,220	29,034
Hughes Communications, Inc. (b)	299	8,148
Infinera Corp. (a)(b)	3,485	40,670
InterDigital, Inc. (a)(b)	1,598	47,317
Ixia (a)(b)	1,721	21,340
JDS Uniphase Corp. (a)(b)	8,048	99,715
Loral Space & Communications, Inc. (b)	411	21,454
Meru Networks, Inc. (a)(b)	165	2,845
Netgear, Inc. (b)	1,305	35,248
Oclaro, Inc. (a)(b)	1,916	30,675
Oplink Communications, Inc. (a)(b)	888	17,618
OpNext, Inc. (a)(b)	1,970	3,093
Plantronics, Inc. (a)	1,771	59,824
Polycom, Inc. (a)(b)	3,097	84,486
Riverbed Technology, Inc. (b)	2,608	118,873
SeaChange International, Inc. (a)(b)	1,111	8,232
ShoreTel, Inc. (a)(b)	667	3,308
Sonus Networks, Inc. (a)(b)	7,440	26,263
Sycamore Networks, Inc. (a)	709	22,979
Symmetricom, Inc. (a)(b)	1,884	10,776
Tekelec (b)	2,562	33,203
UTStarcom, Inc. (b)	4,383	9,511
ViaSat, Inc. (a)(b)	1,291	53,073

		1,458,004

COMPUTERS & PERIPHERALS — 1.1%
Avid Technology, Inc. (a)(b)	1,003	13,149
Compellent Technologies, Inc. (a)(b)	990	17,998
Diebold, Inc. (a)	2,444	75,984
Electronics for Imaging, Inc. (b)	1,771	21,465
Hypercom Corp. (a)(b)	1,744	11,336
Imation Corp. (a)(b)	1,086	10,132
Intermec, Inc. (a)(b)	1,790	21,945
Intevac, Inc. (a)(b)	884	8,849
Isilon Systems, Inc. (a)(b)	969	21,589
Lexmark International, Inc. (Class A) (a)(b)	2,866	127,881
Netezza Corp. (b)	2,006	54,062
Novatel Wireless, Inc. (a)(b)	1,065	8,392
QLogic Corp. (a)(b)	3,984	70,278
Quantum Corp. (a)(b)	7,134	15,124
Silicon Graphics International Corp. (a)(b)	988	7,667
STEC, Inc. (a)(b)	1,098	13,670
Stratasys, Inc. (a)(b)	716	19,848
Super Micro Computer, Inc. (a)(b)	1,000	10,390
Synaptics, Inc. (a)(b)	1,219	34,303

		564,062

CONSTRUCTION & ENGINEERING — 0.6%
Comfort Systems USA, Inc. (a)	1,480	15,880
Dycom Industries, Inc. (a)(b)	1,378	13,766
EMCOR Group, Inc. (b)	2,452	60,295
Furmanite Corp. (a)(b)	1,261	6,154
Granite Construction, Inc. (a)	1,305	29,676
Great Lakes Dredge & Dock Corp.	2,104	12,224
Insituform Technologies, Inc. (a)(b)	1,456	35,206
Layne Christensen Co. (a)(b)	759	19,651
Mastec, Inc. (a)(b)	2,095	21,620
Michael Baker Corp. (b)	303	9,987
MYR Group, Inc. (a)(b)	693	11,358
Northwest Pipe Co. (b)	313	5,478
Orion Marine Group, Inc. (a)(b)	981	12,174

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Pike Electric Corp. (a)(b)	611	$4,448
Primoris Services Corp.	432	2,825
Sterling Construction Co., Inc. (a)(b)	513	6,351
Tutor Perini Corp. (a)(b)	950	19,086

		286,179

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc. (a)	1,594	37,778
Headwaters, Inc. (a)(b)	2,062	7,423
Texas Industries, Inc. (a)	866	27,297
United States Lime & Minerals, Inc. (a)(b)	108	4,175

		76,673

CONSUMER FINANCE — 0.4%
Advance America Cash Advance Centers, Inc. (a)	1,744	7,028
Cardtronics, Inc. (a)(b)	1,203	18,562
Cash America International, Inc. (a)	1,130	39,550
CompuCredit Holdings Corp. (a)	635	3,061
Credit Acceptance Corp. (a)(b)	201	12,173
Dollar Financial Corp. (a)(b)	862	17,990
Ezcorp, Inc. (b)	1,654	33,146
First Cash Financial Services, Inc. (a)(b)	1,000	27,750
Green Dot Corp. (Class A) (a)(b)	182	8,824
Nelnet, Inc. (Class A) (a)	1,082	24,756
The First Marblehead Corp. (b)	2,215	5,183
The Student Loan Corp. (a)	136	4,039
World Acceptance Corp. (b)	606	26,761

		228,823

CONTAINERS & PACKAGING — 0.8%
Boise, Inc. (a)(b)	2,956	19,184
Graham Packaging Co., Inc. (a)(b)	486	5,745
Graphic Packaging Holding Co. (a)(b)	2,754	9,198
Greif, Inc. (Class A)	1,243	73,138
Myers Industries, Inc. (a)	1,224	10,514
Packaging Corp. of America (a)	3,810	88,278
Rock-Tenn Co. (Class A) (a)	1,416	70,531
Silgan Holdings, Inc. (a)	1,852	58,708
Temple-Inland, Inc. (a)	4,065	75,853

		411,149

DISTRIBUTORS — 0.2%
Audiovox Corp. (Class A) (b)	629	4,302
Core-Mark Holding Co., Inc. (a)(b)	385	11,920
LKQ Corp. (a)(b)	5,187	107,889

		124,111

DIVERSIFIED CONSUMER SERVICES — 1.4%
American Public Education, Inc. (a)(b)	654	21,490
Bridgepoint Education, Inc. (a)(b)	701	10,837
Cambium Learning Group, Inc. (a)(b)	902	2,886
Capella Education Co. (a)(b)	532	41,294
Career Education Corp. (b)	2,400	51,528
Coinstar, Inc. (a)(b)	1,102	47,375
Corinthian Colleges, Inc. (a)(b)	3,339	23,440
Education Management Corp. (a)(b)	800	11,744
Grand Canyon Education, Inc. (a)(b)	1,153	25,285
Hillenbrand, Inc. (a)	2,276	48,957
ITT Educational Services, Inc. (b)	1,300	91,351
K12, Inc. (a)(b)	1,192	34,604
Lincoln Educational Services Corp. (a)(b)	648	9,338
Matthews International Corp. (Class A) (a)	1,096	38,755
Pre-Paid Legal Services, Inc. (a)(b)	272	16,997
Regis Corp. (a)	2,079	39,771
Service Corp. International (a)	9,072	78,201
Sotheby’s	2,543	93,633
Steiner Leisure, Ltd. (a)(b)	492	18,745
Stewart Enterprises, Inc. (Class A) (a)	2,891	15,583
Universal Technical Institute, Inc.	959	18,748

		740,562

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Asset Acceptance Capital Corp. (a)(b)	431	2,314
Encore Capital Group, Inc. (b)	571	10,289
Interactive Brokers Group, Inc. (Class A) (a)(b)	1,487	25,591
Life Partners Holdings, Inc. (a)	269	5,119
MarketAxess Holdings, Inc. (a)	969	16,454
NewStar Financial, Inc. (a)(b)	880	6,521
PHH Corp. (a)(b)	1,996	42,036
Pico Holdings, Inc. (a)(b)	786	23,470
Portfolio Recovery Associates, Inc. (a)(b)	592	38,273

		170,067

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AboveNet, Inc. (b)	788	41,047
Alaska Communications Systems Group, Inc. (a)	1,544	15,672
Atlantic Tele-Network, Inc. (a)	328	16,151
Cbeyond, Inc. (a)(b)	940	12,060
Cincinnati Bell, Inc. (a)(b)	7,777	20,765
Cogent Communications Group, Inc. (a)(b)	1,481	14,025
Consolidated Communications Holdings, Inc. (a)	901	16,822
General Communication, Inc. (Class A) (a)(b)	1,314	13,101
Global Crossing, Ltd. (b)	1,177	15,136
Globalstar, Inc. (a)(b)	2,800	4,872
IDT Corp. (b)	600	10,674
Iridium Communications, Inc. (a)(b)	1,400	11,956
Level 3 Communications, Inc. (a)(b)	61,100	57,269
Neutral Tandem, Inc. (a)(b)	1,270	15,176
PAETEC Holding Corp. (a)(b)	5,187	21,318
Premiere Global Services, Inc. (a)(b)	2,150	15,222
tw telecom, inc. (a)(b)	5,732	106,443
Vonage Holdings Corp. (b)	4,816	12,281

		419,990

ELECTRIC UTILITIES — 1.3%
ALLETE, Inc. (a)	1,128	41,093
Central Vermont Public Service Corp.	394	7,947
Cleco Corp.	2,299	68,096
El Paso Electric Co. (a)(b)	1,600	38,048
Empire District Electric Co.	1,537	30,970
Great Plains Energy, Inc. (a)	5,022	94,916
Hawaiian Electric Industries, Inc. (a)	3,428	77,267
IDACORP, Inc.	1,789	64,261

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

MGE Energy, Inc.	834	$33,018
Otter Tail Corp. (a)	1,180	24,060
PNM Resources, Inc. (a)	2,900	33,031
Portland General Electric Co.	2,818	57,149
UIL Holdings Corp.	1,757	49,477
Unisource Energy Corp. (a)	1,306	43,660
Unitil Corp. (a)	444	9,746

		672,739

ELECTRICAL EQUIPMENT — 1.7%
A123 Systems, Inc. (a)(b)	2,792	25,044
Acuity Brands, Inc. (a)	1,622	71,757
Advanced Battery Technologies, Inc. (a)(b)	2,482	8,910
American Superconductor Corp. (a)(b)	1,551	48,236
AZZ, Inc. (a)	440	18,850
Baldor Electric Co. (a)	1,564	63,186
Belden CDT, Inc. (a)	1,733	45,716
Brady Corp. (Class A)	1,773	51,718
Broadwind Energy, Inc. (a)(b)	1,765	3,301
Capstone Turbine Corp. (a)(b)	9,982	7,707
Encore Wire Corp. (a)	654	13,414
Ener1, Inc. (a)(b)	2,794	10,282
EnerSys (a)(b)	1,746	43,598
Franklin Electric Co., Inc. (a)	733	24,306
FuelCell Energy, Inc. (a)(b)	2,673	3,288
Generac Holdings, Inc. (a)(b)	988	13,476
General Cable Corp. (a)(b)	1,933	52,423
Global Power Equipment Group, Inc. (a)(b)	536	8,174
GrafTech International, Ltd. (a)(b)	4,606	71,992
II-VI, Inc. (a)(b)	947	35,351
Polypore International, Inc. (b)	905	27,295
Powell Industries, Inc. (a)(b)	265	8,247
Regal-Beloit Corp. (a)	1,403	82,342
Thomas & Betts Corp. (b)	1,930	79,169
Vicor Corp. (a)	666	9,730
Woodward Governor Co. (a)	2,203	71,421

		898,933

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Anixter International, Inc. (a)(b)	1,120	60,469
AVX Corp.	1,913	26,438
Benchmark Electronics, Inc. (b)	2,405	39,442
Brightpoint, Inc. (b)	2,492	17,419
Checkpoint Systems, Inc. (b)	1,555	31,644
Cogent, Inc. (a)(b)	1,827	19,439
Cognex Corp. (a)	1,377	36,931
Coherent, Inc. (b)	856	34,249
Comverge, Inc. (a)(b)	1,002	7,876
CTS Corp. (a)	1,162	11,178
Daktronics, Inc. (a)	1,305	12,815
DTS Inc. (a)(b)	612	23,360
Echelon Corp. (b)	1,132	9,679
Electro Rent Corp. (a)	713	9,469
Electro Scientific Industries, Inc. (a)(b)	874	9,710
Fabrinet (b)	364	5,758
FARO Technologies, Inc. (a)(b)	514	11,210
ICx Technologies, Inc. (b)	422	3,186
Insight Enterprises, Inc. (b)	1,794	28,058
IPG Photonics Corp. (a)(b)	948	22,885
KEMET Corp. (a)(b)	3,013	10,063
L-1 Identity Solutions, Inc. (a)(b)	3,232	37,911
Littelfuse, Inc. (a)(b)	838	36,621
Maxwell Technologies, Inc. (b)	884	12,915
Mercury Computer System, Inc. (a)(b)	998	12,006
Methode Electronics, Inc. (Class A) (a)	1,304	11,840
MTS Systems Corp. (a)	587	18,197
Multi-Fineline Electronix, Inc. (a)(b)	312	6,861
National Instruments Corp. (a)	2,256	73,681
Newport Corp. (b)	1,256	14,243
OSI Systems, Inc. (a)(b)	559	20,303
Park Electrochemical Corp. (a)	646	17,016
Plexus Corp. (a)(b)	1,455	42,704
Power-One, Inc. (a)(b)	2,069	18,807
Rofin-Sinar Technologies, Inc. (a)(b)	1,108	28,121
Rogers Corp. (a)(b)	581	18,290
Sanmina-SCI Corp. (a)(b)	2,912	35,177
Scansource, Inc. (a)(b)	981	27,213
Smart Modular Technologies (WWH), Inc. (a)(b)	1,825	11,005
SYNNEX Corp. (a)(b)	837	23,553
Tech Data Corp. (b)	1,877	75,643
Technitrol, Inc.	1,358	5,989
TTM Technologies, Inc. (a)(b)	1,681	16,457
Universal Display Corp. (a)(b)	1,111	26,108
Vishay Intertechnology, Inc. (a)(b)	6,542	63,327
Vishay Precision Group, Inc. (b)	467	7,290
X-Rite, Inc. (a)(b)	1,743	6,606

		1,099,162

ENERGY EQUIPMENT & SERVICES — 2.4%
Allis-Chalmers Energy, Inc. (a)(b)	1,178	4,912
Atwood Oceanics, Inc. (a)(b)	2,084	63,458
Basic Energy Services, Inc. (a)(b)	824	7,020
Bristow Group, Inc. (a)(b)	1,282	46,255
Cal Dive International, Inc. (a)(b)	3,541	19,369
CARBO Ceramics, Inc. (a)	732	59,292
Complete Production Services, Inc. (a)(b)	2,746	56,156
Dawson Geophysical Co. (a)(b)	259	6,902
Dresser-Rand Group, Inc. (b)	3,038	112,072
Dril-Quip, Inc. (b)	1,108	68,818
Exterran Holdings, Inc. (a)(b)	2,370	53,823
Global Geophysical Services, Inc. (b)	299	2,180
Global Industries, Ltd. (a)(b)	3,699	20,233
Gulf Island Fabrication, Inc.	424	7,717
Gulfmark Offshore, Inc. (Class A) (a)(b)	984	30,228
Helix Energy Solutions Group, Inc. (a)(b)	3,902	43,468
Hercules Offshore, Inc. (a)(b)	4,331	11,477
Hornbeck Offshore Services, Inc. (b)	914	17,814
ION Geophysical Corp. (a)(b)	4,613	23,711
Key Energy Services, Inc. (a)(b)	4,579	43,546
Lufkin Industries, Inc. (a)	1,092	47,939
Matrix Service Co. (a)(b)	924	8,085
Newpark Resources, Inc. (a)(b)	3,058	25,687
Oil States International, Inc. (a)(b)	1,887	87,840
OYO Geospace Corp. (b)	220	12,734
Parker Drilling Co. (a)(b)	4,302	18,714

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

PHI, Inc. (non-voting) (a)(b)	474	$7,669
Pioneer Drilling Co. (b)	1,659	10,584
RPC, Inc. (a)	1,123	23,763
SEACOR Holdings, Inc. (a)(b)	808	68,809
Superior Energy Services, Inc. (a)(b)	2,888	77,081
T-3 Energy Services, Inc. (a)(b)	435	11,375
Tesco Corp. (a)(b)	1,163	13,991
Tetra Technologies, Inc. (a)(b)	2,767	28,223
Unit Corp. (a)(b)	1,758	65,556
Willbros Group, Inc. (b)	1,564	14,342

		1,220,843

FOOD & STAPLES RETAILING — 0.8%
Arden Group, Inc. (Class A) (a)	43	3,548
BJ’s Wholesale Club, Inc. (b)	2,037	84,535
Casey’s General Stores, Inc. (a)	1,384	57,782
Great Atlantic & Pacific Tea Co. (a)(b)	1,209	4,788
Ingles Markets, Inc. (a)	409	6,793
Nash Finch Co. (a)	443	18,845
Pantry, Inc. (a)(b)	792	19,095
PriceSmart, Inc.	607	17,682
Rite Aid Corp. (b)	23,723	22,371
Ruddick Corp. (a)	1,553	53,858
Spartan Stores, Inc. (a)	764	11,078
Susser Holdings Corp. (a)(b)	405	5,670
The Andersons, Inc. (a)	724	27,440
United Natural Foods, Inc. (a)(b)	1,449	48,020
Village Super Market, Inc. (Class A)	192	5,364
Weis Markets, Inc. (a)	417	16,317
Winn-Dixie Stores, Inc. (a)(b)	2,012	14,346

		417,532

FOOD PRODUCTS — 1.4%
Alico, Inc.	128	2,975
B&G Foods, Inc. (a)	1,852	20,224
Cal-Maine Foods, Inc. (a)	499	14,461
Calavo Growers, Inc. (a)	453	9,821
Chiquita Brands International, Inc. (a)(b)	1,606	21,263
Corn Products International, Inc. (a)	2,754	103,275
Darling International, Inc. (a)(b)	3,024	25,764
Dean Foods Co. (b)	6,700	68,407
Del Monte Foods Co.	7,307	95,795
Diamond Foods, Inc. (a)	832	34,104
Dole Food Co., Inc. (a)(b)	1,306	11,950
Farmer Brothers Co. (a)	215	3,440
Fresh Del Monte Produce, Inc. (a)(b)	1,509	32,745
Hain Celestial Group, Inc. (a)(b)	1,476	35,394
J&J Snack Foods Corp. (a)	520	21,804
Lancaster Colony Corp. (a)	750	35,625
Lance, Inc. (a)	1,172	24,964
Limoneira Co. (a)	300	6,042
Pilgrim’s Pride Corp. (b)	1,739	9,773
Sanderson Farms, Inc. (a)	738	31,948
Seneca Foods Corp. (a)(b)	336	8,800
Smart Balance, Inc. (a)(b)	2,348	9,110
Tootsie Roll Industries, Inc. (a)	876	21,795
TreeHouse Foods, Inc. (a)(b)	1,261	58,132

		707,611

GAS UTILITIES — 0.9%
Chesapeake Utilities Corp. (a)	388	14,053
Laclede Group, Inc.	761	26,194
New Jersey Resources Corp. (a)	1,534	60,164
Nicor, Inc. (a)	1,639	75,099
Northwest Natural Gas Co. (a)	975	46,264
Piedmont Natural Gas Co., Inc. (a)	2,490	72,210
South Jersey Industries, Inc. (a)	1,085	53,675
Southwest Gas Corp. (a)	1,731	58,144
WGL Holdings, Inc. (a)	1,835	69,326

		475,129

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abaxis, Inc. (a)(b)	843	19,473
ABIOMED, Inc. (a)(b)	1,155	12,255
Accuray, Inc. (a)(b)	2,128	13,236
AGA Medical Holdings, Inc. (a)(b)	504	7,036
Align Technology, Inc. (a)(b)	2,172	42,528
Alimera Sciences, Inc. (a)(b)	239	2,287
Alphatec Holdings, Inc. (a)(b)	1,673	3,563
American Medical Systems Holdings, Inc. (a)(b)	2,887	56,527
Analogic Corp. (a)	452	20,286
AngioDynamics, Inc. (a)(b)	885	13,487
Arthrocare Corp. (b)	1,019	27,696
Atrion Corp. (a)	56	8,821
Cantel Medical Corp. (a)	495	8,019
Conceptus, Inc. (a)(b)	909	12,499
CONMED Corp. (a)(b)	1,092	24,472
CryoLife, Inc. (a)(b)	923	5,603
Cyberonics, Inc. (a)(b)	1,018	27,160
DexCom, Inc. (a)(b)	2,161	28,568
Greatbatch, Inc. (a)(b)	794	18,413
Haemonetics Corp. (a)(b)	932	54,550
Hill-Rom Holdings, Inc. (a)	2,350	84,342
ICU Medical, Inc. (a)(b)	481	17,937
Immucor, Inc. (b)	2,660	52,748
Insulet Corp. (a)(b)	1,129	15,964
Integra LifeSciences Holdings Corp. (a)(b)	690	27,227
Invacare Corp. (a)	1,199	31,786
IRIS International, Inc. (a)(b)	698	6,701
Kensey Nash Corp. (a)(b)	317	9,158
MAKO Surgical Corp. (a)(b)	937	8,976
Masimo Corp. (a)	1,918	52,381
MELA Sciences, Inc. (a)(b)	994	6,481
Meridian Bioscience, Inc. (a)	1,490	32,601
Merit Medical Systems, Inc. (b)	981	15,588
Natus Medical, Inc. (b)	1,105	16,100
Neogen Corp. (a)(b)	832	28,163
NuVasive, Inc. (a)(b)	1,440	50,602
NxStage Medical, Inc. (b)	1,000	19,100
OraSure Technologies, Inc. (a)(b)	1,727	6,994
Orthofix International NV (a)(b)	577	18,129
Orthovita, Inc. (a)(b)	2,898	6,578
Palomar Medical Technologies, Inc. (a)(b)	640	6,611
Quidel Corp. (b)	980	10,770
RTI Biologics, Inc. (a)(b)	1,766	4,645
Sirona Dental Systems, Inc. (a)(b)	1,484	53,483
SonoSite, Inc. (a)(b)	493	16,520
Stereotaxis, Inc. (a)(b)	1,770	7,328

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

STERIS Corp.	2,067	$68,666
SurModics, Inc. (b)	550	6,556
Symmetry Medical, Inc. (a)(b)	1,136	10,951
Synovis Life Technologies, Inc. (a)(b)	450	6,728
The Cooper Cos., Inc.	1,764	81,532
Thoratec Corp. (a)(b)	2,118	78,324
TomoTherapy, Inc. (a)(b)	1,828	6,435
Unilife Corp. (a)(b)	2,109	12,717
Volcano Corp. (a)(b)	1,904	49,466
West Pharmaceutical Services, Inc. (a)	1,295	44,431
Wright Medical Group, Inc. (b)	1,402	20,203
Zoll Medical Corp. (a)(b)	826	26,655

		1,426,056

HEALTH CARE PROVIDERS & SERVICES — 3.5%
Accretive Health, Inc. (b)	500	5,415
Air Methods Corp. (a)(b)	377	15,676
Alliance HealthCare Services, Inc. (a)(b)	979	4,484
Almost Family, Inc. (b)	310	9,185
Amedisys, Inc. (a)(b)	1,100	26,180
AMERIGROUP Corp. (a)(b)	1,894	80,438
AMN Healthcare Services, Inc. (a)(b)	1,141	5,865
AmSurg Corp. (a)(b)	1,088	19,018
Assisted Living Concepts, Inc. (Class A) (a)(b)	359	10,928
athenahealth, Inc. (a)(b)	1,234	40,747
Bio-Reference Laboratories, Inc. (a)(b)	900	18,774
BioScrip, Inc. (b)	1,662	8,576
Brookdale Senior Living, Inc. (a)(b)	2,776	45,276
Catalyst Health Solutions, Inc. (b)	1,432	50,421
Centene Corp. (b)	1,857	43,807
Chemed Corp. (a)	821	46,772
Clarient, Inc. (b)	1,880	6,354
Continucare Corp. (a)(b)	1,532	6,434
Corvel Corp. (a)(b)	267	11,334
Cross Country Healthcare, Inc. (a)(b)	978	7,032
Emdeon, Inc. (Class A) (a)(b)	1,631	19,866
Emergency Medical Services Corp. (Class A) (b)	1,085	57,776
Emeritus Corp. (a)(b)	698	11,908
Genoptix, Inc. (a)(b)	604	8,577
Gentiva Health Services, Inc. (b)	1,082	23,642
Hanger Orthopedic Group, Inc. (a)(b)	1,104	16,052
Health Management Associates, Inc. (Class A) (a)(b)	9,369	71,766
Health Net, Inc. (a)(b)	3,674	99,896
HEALTHSOUTH Corp. (a)(b)	3,507	67,334
Healthspring, Inc. (a)(b)	1,989	51,396
Healthways, Inc. (b)	1,370	15,947
HMS Holdings Corp. (a)(b)	1,030	60,708
IPC The Hospitalist Co. (a)(b)	533	14,562
Kindred Healthcare, Inc. (a)(b)	1,479	19,257
Landauer, Inc. (a)	322	20,167
LHC Group, Inc. (a)(b)	581	13,473
LifePoint Hospitals, Inc. (b)	2,031	71,207
Magellan Health Services, Inc. (b)	1,272	60,089
Medcath Corp. (b)	552	5,559
MEDNAX, Inc. (a)(b)	1,697	90,450
Molina Healthcare, Inc. (a)(b)	643	17,355
MWI Veterinary Supply, Inc. (a)(b)	404	23,319
National Healthcare Corp. (a)	406	15,050
Owens & Minor, Inc. (a)	2,330	66,312
PharMerica Corp. (a)(b)	1,134	10,807
PSS World Medical, Inc. (a)(b)	2,115	45,219
Psychiatric Solutions, Inc. (b)	1,939	65,053
RehabCare Group, Inc. (b)	870	17,591
Res-Care, Inc. (b)	899	11,930
Select Medical Holdings Corp. (a)(b)	2,175	16,747
Skilled Healthcare Group, Inc. (Class A) (a)(b)	700	2,751
Sun Healthcare Group, Inc. (b)	2,614	22,141
Team Health Holdings, Inc. (a)(b)	777	10,031
Tenet Healthcare Corp. (a)(b)	17,693	83,511
The Ensign Group, Inc. (a)	413	7,413
Triple-S Management Corp. (Class B) (b)	760	12,806
Universal American Financial Corp. (a)	1,516	22,361
VCA Antech, Inc. (a)(b)	3,152	66,476
WellCare Health Plans, Inc. (a)(b)	1,559	45,149

		1,824,370

HEALTH CARE TECHNOLOGY — 0.4%
Allscripts-Misys Healthcare Solutions, Inc. (b)	6,201	114,532
Computer Programs and Systems, Inc. (a)	396	16,858
MedAssets, Inc. (b)	1,694	35,642
Medidata Solutions, Inc. (b)	822	15,782
MedQuist, Inc. (a)(b)	420	3,679
Omnicell, Inc. (b)	1,109	14,506

		200,999

HOTELS, RESTAURANTS & LEISURE — 2.7%
AFC Enterprises, Inc. (a)(b)	889	11,024
Ambassadors Group, Inc. (a)	659	7,473
Ameristar Casinos, Inc.	807	14,082
Bally Technologies, Inc. (b)	2,023	70,704
Biglari Holdings, Inc. (a)(b)	49	16,104
BJ’s Restaurants, Inc. (a)(b)	841	23,683
Bob Evans Farms, Inc. (a)	1,144	32,112
Boyd Gaming Corp. (a)(b)	1,982	14,369
Brinker International, Inc. (a)	3,737	70,480
Buffalo Wild Wings, Inc. (a)(b)	632	30,266
California Pizza Kitchen, Inc. (b)	850	14,501
CEC Entertainment, Inc. (a)(b)	811	27,842
Choice Hotels International, Inc. (a)	1,169	42,622
Churchill Downs, Inc. (a)	458	16,360
Cracker Barrel Old Country Store, Inc.	827	41,979
Denny’s Corp. (a)(b)	3,699	11,504
DineEquity, Inc. (b)	628	28,247
Domino’s Pizza, Inc. (a)(b)	1,551	20,504
Gaylord Entertainment Co. (a)(b)	1,308	39,894
International Speedway Corp. (Class A)	1,008	24,595
Interval Leisure Group, Inc. (a)(b)	1,553	20,919
Isle of Capri Casinos, Inc. (b)	621	4,446
Jack in the Box, Inc. (a)(b)	2,080	44,595
Krispy Kreme Doughnuts, Inc. (a)(b)	1,952	8,940
Landry’s Restaurants, Inc. (a)(b)	328	8,033
Life Time Fitness, Inc. (a)(b)	1,547	61,060
Marcus Corp. (a)	742	8,793
Morgans Hotel Group Co. (a)(b)	946	6,925

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Orient-Express Hotels, Ltd. (Class A) (b)	3,129	$34,888
P F Chang’s China Bistro, Inc. (a)	828	38,254
Panera Bread Co. (Class A) (a)(b)	1,127	99,863
Papa John’s International, Inc. (a)(b)	818	21,579
Peet’s Coffee & Tea, Inc. (a)(b)	479	16,396
Pinnacle Entertainment, Inc. (a)(b)	2,305	25,701
Red Robin Gourmet Burgers, Inc. (a)(b)	505	9,903
Ruby Tuesday, Inc. (a)(b)	2,219	26,340
Scientific Games Corp. (Class A) (a)(b)	2,547	24,706
Shuffle Master, Inc. (b)	1,844	15,508
Six Flags Entertainment Corp. (a)(b)	1,017	44,707
Sonic Corp. (a)(b)	2,256	18,228
Speedway Motorsports, Inc. (a)	479	7,511
Texas Roadhouse, Inc. (Class A) (a)(b)	2,108	29,638
The Cheesecake Factory, Inc. (a)(b)	2,116	56,011
Vail Resorts, Inc. (a)(b)	1,404	52,678
Wendy’s/Arby’s Group, Inc. (Class A)	12,100	54,813
WMS Industries, Inc. (b)	2,176	82,840

		1,381,620

HOUSEHOLD DURABLES — 1.2%
American Greetings Corp. (Class A) (a)	1,318	24,502
Beazer Homes USA, Inc. (a)(b)	2,549	10,527
Blyth, Inc. (a)	225	9,279
Brookfield Homes Corp. (b)	349	2,858
Cavco Industries, Inc. (a)(b)	228	8,188
CSS Industries, Inc. (a)	285	4,928
Ethan Allen Interiors, Inc. (a)	1,138	19,870
Furniture Brands International, Inc. (a)(b)	1,229	6,612
Helen of Troy, Ltd. (a)(b)	997	25,214
Hovnanian Enterprises, Inc. (Class A) (a)(b)	1,851	7,274
iRobot Corp. (a)(b)	871	16,174
Jarden Corp. (a)	3,361	104,628
KB HOME	2,943	33,344
La-Z-Boy, Inc. (b)	1,936	16,340
M.D.C. Holdings, Inc. (a)	1,323	38,407
M/I Homes, Inc. (a)(b)	751	7,788
Meritage Homes Corp. (a)(b)	1,095	21,484
National Presto Industries, Inc. (a)	170	18,100
Ryland Group, Inc. (a)	1,576	28,242
Sealy Corp. (a)(b)	1,546	3,772
Skyline Corp. (a)	235	4,761
Standard Pacific Corp. (a)(b)	3,872	15,372
Tempur-Pedic International, Inc. (a)(b)	2,434	75,454
Tupperware Brands Corp. (a)	2,325	106,392
Universal Electronics, Inc. (a)(b)	558	11,634

		621,144

HOUSEHOLD PRODUCTS — 0.1%
Cellu Tissue Holdings, Inc. (b)	432	5,154
Central Garden & Pet Co. (Class A) (a)(b)	2,399	24,853
Spectrum Brands Holdings, Inc. (a)(b)	643	17,477
WD-40 Co.	585	22,242

		69,726

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Dynegy, Inc. (b)	3,829	18,648
Mirant Corp. (b)	5,300	52,788
Ormat Technologies, Inc. (a)	666	19,427
RRI Energy, Inc. (a)(b)	13,564	48,152

		139,015

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	2,273	68,077
Raven Industries, Inc. (a)	615	23,302
Seaboard Corp. (a)	14	24,794
Standex International Corp. (a)	426	10,305
Tredegar Corp. (a)	839	15,924

		142,402

INSURANCE — 3.2%
AMBAC Financial Group, Inc. (a)(b)	9,975	5,536
American Equity Investment Life Holding Co. (a)	2,300	23,552
American Physicians Capital, Inc. (a)	266	11,028
AMERISAFE, Inc. (b)	710	13,334
Amtrust Financial Services, Inc. (a)	910	13,213
Argo Group International Holdings, Ltd. (a)	1,124	39,048
Arthur J. Gallagher & Co. (a)	3,864	101,894
Aspen Insurance Holdings, Ltd. (a)	2,614	79,152
Baldwin & Lyons, Inc. (Class B) (a)	344	8,755
Citizens, Inc. (a)(b)	1,220	8,406
CNA Surety Corp. (a)(b)	548	9,820
CNO Financial Group, Inc. (a)(b)	8,321	46,098
Crawford & Co. (Class B) (a)(b)	870	2,114
Delphi Financial Group (a)	1,695	42,358
Donegal Group, Inc. (Class A) (a)	454	5,934
eHealth, Inc. (a)(b)	843	10,892
EMC Insurance Group, Inc. (a)	232	4,946
Employers Holdings, Inc. (a)	1,651	26,036
Endurance Specialty Holdings, Ltd. (a)	1,773	70,565
Enstar Group, Ltd. (a)(b)	347	25,192
Erie Indemnity Co. (Class A)	1,039	58,246
FBL Financial Group, Inc. (Class A) (a)	448	11,639
First American Financial Corp. (a)	4,500	67,230
First Mercury Financial Corp. (a)	593	5,977
Flagstone Reinsurance Holdings SA (a)	1,310	13,899
FPIC Insurance Group, Inc. (a)(b)	383	13,439
Global Indemnity PLC (a)(b)	572	9,181
Greenlight Capital Re, Ltd. (Class A) (a)(b)	1,114	27,872
Harleysville Group, Inc. (a)	457	14,985
Hilltop Holdings, Inc. (a)(b)	1,632	15,635
Horace Mann Educators Corp.	1,558	27,701
Infinity Property & Casualty Corp.	500	24,385
Kansas City Life Insurance Co. (a)	145	4,523
Maiden Holdings, Ltd. (a)	2,080	15,829
MBIA, Inc. (b)	5,712	57,406
Meadowbrook Insurance Group, Inc.	2,184	19,590
Mercury General Corp.	970	39,644
Montpelier Re Holdings, Ltd. (a)	2,561	44,357

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

National Financial Partners Corp. (a)(b)	1,593	$20,183
National Interstate Corp. (a)	218	4,746
National Western Life Insurance Co. (Class A) (a)	78	10,973
OneBeacon Insurance Group, Ltd. (Class A)	791	11,303
Platinum Underwriters Holdings, Ltd. (a)	1,657	72,113
Presidential Life Corp. (a)	755	7,399
Primerica, Inc. (a)	678	13,791
ProAssurance Corp. (a)(b)	1,131	65,134
Protective Life Corp. (a)	3,144	68,413
RLI Corp. (a)	605	34,255
Safety Insurance Group, Inc. (a)	588	24,708
Seabright Insurance Holdings	818	6,593
Selective Insurance Group, Inc.	1,950	31,766
StanCorp Financial Group, Inc. (a)	1,722	65,436
State Auto Financial Corp. (a)	489	7,438
Stewart Information Services Corp.	585	6,622
Symetra Financial Corp.	3,548	37,112
The Navigators Group, Inc. (a)(b)	412	18,388
The Phoenix Cos., Inc. (a)(b)	3,753	7,881
Tower Group, Inc. (a)	1,478	34,511
United Fire & Casualty Co.	855	18,135
Unitrin, Inc.	1,694	41,317
Universal Insurance Holdings, Inc. (a)	982	4,409

		1,632,037

INTERNET & CATALOG RETAIL — 0.3%
1-800-FLOWERS.COM, Inc. (Class A) (a)(b)	810	1,531
Blue Nile, Inc. (a)(b)	523	23,268
drugstore.com, Inc. (a)(b)	2,987	5,735
Gaiam, Inc. (Class A) (a)	506	3,385
HSN, Inc. (a)(b)	1,539	46,016
NutriSystem, Inc. (a)	1,115	21,453
Orbitz Worldwide, Inc. (a)(b)	839	5,286
Overstock.com, Inc. (a)(b)	545	8,567
PetMed Express, Inc. (a)	876	15,330
Shutterfly, Inc. (a)(b)	918	23,859
Vitacost.com, Inc. (a)(b)	810	4,868

		159,298

INTERNET SOFTWARE & SERVICES — 1.9%
Ancestry.com, Inc. (b)	680	15,477
Archipelago Learning, Inc. (a)(b)	272	3,256
Art Technology Group, Inc. (a)(b)	5,767	23,818
comScore, Inc. (b)	846	19,898
Constant Contact, Inc. (a)(b)	955	20,466
DealerTrack Holdings, Inc. (a)(b)	1,523	26,013
Dice Holdings, Inc. (a)(b)	801	6,793
Digital River, Inc. (a)(b)	1,476	50,243
DivX, Inc. (b)	990	9,435
EarthLink, Inc. (a)	3,813	34,660
Envestnet, Inc. (b)	267	2,793
GSI Commerce, Inc. (a)(b)	2,244	55,427
InfoSpace, Inc. (a)(b)	1,217	10,539
Internap Network Services Corp. (a)(b)	1,706	8,376
Internet Brands, Inc. (Class A) (a)(b)	1,032	13,705
Internet Capital Group, Inc. (a)(b)	1,549	17,085
IntraLinks Holdings, Inc. (b)	454	7,677
j2 Global Communications, Inc. (a)(b)	1,627	38,706
Limelight Networks, Inc. (a)(b)	2,292	13,477
Liquidity Services, Inc. (a)(b)	586	9,382
LivePerson, Inc. (a)(b)	1,668	14,011
LogMeIn, Inc. (b)	529	19,033
LoopNet, Inc. (a)(b)	1,210	14,326
Marchex, Inc. (Class B) (a)	888	4,840
Mediamind Technologies, Inc. (b)	180	2,484
ModusLink Global Solutions, Inc. (a)(b)	1,629	10,344
Monster Worldwide, Inc. (a)(b)	4,689	60,769
Move, Inc. (a)(b)	5,190	11,574
NIC, Inc. (a)	2,044	16,945
OpenTable, Inc. (a)(b)	659	44,865
Perficient, Inc. (a)(b)	1,067	9,752
QuinStreet, Inc. (a)(b)	278	4,178
Rackspace Hosting, Inc. (a)(b)	3,783	98,282
RealNetworks, Inc. (a)(b)	3,156	10,289
SAVVIS, Inc. (a)(b)	1,456	30,693
Stamps.com, Inc. (b)	506	6,578
TechTarget, Inc. (a)(b)	408	2,142
Terremark Worldwide, Inc. (a)(b)	1,647	17,030
The Knot, Inc. (a)(b)	1,056	9,641
United Online, Inc.	3,137	17,944
ValueClick, Inc. (a)(b)	2,977	38,939
VistaPrint NV (a)(b)	1,500	57,975
Vocus, Inc. (a)(b)	663	12,252
WebMD Health Corp. (a)(b)	1,740	86,774

		988,886

IT SERVICES — 1.7%
Acxiom Corp. (a)(b)	3,067	48,643
CACI International, Inc. (Class A) (a)(b)	1,101	49,831
Cass Information Systems, Inc. (a)	281	9,641
CIBER, Inc. (a)(b)	1,935	5,824
Convergys Corp. (a)(b)	3,950	41,277
CSG Systems International, Inc. (a)(b)	1,218	22,204
Echo Global Logistics, Inc. (a)(b)	660	8,428
Euronet Worldwide, Inc. (a)(b)	1,717	30,889
ExlService Holdings, Inc. (a)(b)	509	9,900
Forrester Research, Inc. (a)(b)	512	16,937
Gartner, Inc. (a)(b)	2,796	82,314
Global Cash Access Holdings, Inc. (a)(b)	1,332	5,435
Heartland Payment Systems, Inc. (a)	1,471	22,389
iGate Corp.	935	16,961
Integral Systems Inc. (a)(b)	592	4,369
Lionbridge Technologies, Inc. (a)(b)	1,837	7,899
ManTech International Corp. (Class A) (a)(b)	786	31,126
MAXIMUS, Inc.	620	38,180
MoneyGram International, Inc. (a)(b)	2,822	6,886
NCI, Inc. (Class A) (b)	253	4,787
NeuStar, Inc. (Class A) (b)	2,707	67,296
RightNow Technologies, Inc. (a)(b)	815	16,055
Sapient Corp. (a)	3,887	46,527
SRA International, Inc. (Class A) (b)	1,573	31,020
Syntel, Inc. (a)	845	37,602
TeleTech Holdings, Inc. (b)	1,251	18,565

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

TNS, Inc. (b)	952	$16,136
Unisys Corp. (a)(b)	1,488	41,515
VeriFone Systems, Inc. (a)(b)	3,190	99,113
Wright Express Corp. (b)	1,474	52,637

		890,386

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Brunswick Corp. (a)	3,217	48,963
Callaway Golf Co. (a)	2,551	17,857
Eastman Kodak Co. (a)(b)	9,849	41,366
JAKKS Pacific, Inc. (a)(b)	950	16,758
Leapfrog Enterprises, Inc. (a)(b)	1,247	6,833
Marine Products Corp. (a)(b)	494	3,033
Polaris Industries, Inc. (a)	1,198	77,990
Pool Corp. (a)	1,769	35,504
RC2 Corp. (a)(b)	845	17,703
Smith & Wesson Holding Corp. (a)(b)	2,309	8,220

		274,227

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	2,609	11,897
Albany Molecular Research, Inc. (a)(b)	778	4,964
Bio-Rad Laboratories, Inc. (Class A) (b)	722	65,348
Bruker Corp. (a)(b)	2,665	37,390
Dionex Corp. (a)(b)	688	59,471
Enzo Biochem, Inc. (a)(b)	1,330	5,054
eResearch Technology, Inc. (a)(b)	1,859	13,905
Kendle International, Inc. (a)(b)	472	4,399
Luminex Corp. (a)(b)	1,491	23,856
PAREXEL International Corp. (b)	2,151	49,753
Sequenom, Inc. (a)(b)	2,801	19,635

		295,672

MACHINERY — 4.2%
3D Systems Corp. (a)(b)	780	12,254
Actuant Corp. (Class A) (a)	2,519	57,836
Albany International Corp. (Class A) (a)	985	18,636
Altra Holdings, Inc. (a)(b)	914	13,463
American Railcar Industries, Inc. (a)(b)	302	4,735
Ampco-Pittsburgh Corp. (a)	289	7,173
ArvinMeritor, Inc. (a)(b)	3,253	50,552
Astec Industries, Inc. (a)(b)	595	16,975
Badger Meter, Inc.	551	22,305
Barnes Group, Inc. (a)	1,730	30,431
Blount International, Inc. (b)	1,772	22,558
Briggs & Stratton Corp. (a)	1,826	34,712
Cascade Corp. (a)	320	10,176
Chart Industries, Inc. (a)(b)	1,094	22,274
CIRCOR International, Inc. (a)	676	21,362
CLARCOR, Inc. (a)	1,931	74,595
Colfax Corp. (a)(b)	922	13,710
Columbus McKinnon Corp. (a)(b)	655	10,866
Crane Co. (a)	1,925	73,035
Douglas Dynamics, Inc. (a)	509	6,286
Dynamic Materials Corp. (a)	436	6,588
Energy Recovery, Inc. (a)(b)	1,087	3,902
EnPro Industries, Inc. (a)(b)	788	24,649
ESCO Technologies, Inc. (a)	957	31,830
Federal Signal Corp. (a)	2,260	12,181
Force Protection, Inc. (a)(b)	2,437	12,283
Freightcar America, Inc. (a)	404	9,938
Gardner Denver, Inc.	1,899	101,938
Graco, Inc. (a)	2,260	71,710
Graham Corp. (a)	344	5,339
Harsco Corp.	3,000	73,740
IDEX Corp. (a)	2,999	106,495
John Bean Technologies Corp. (a)	1,039	16,738
Kaydon Corp. (a)	1,293	44,738
Kennametal, Inc. (a)	2,979	92,141
L.B. Foster Co. (b)	367	10,621
Lindsay Corp. (a)	495	21,443
Middleby Corp. (b)	656	41,584
Mueller Industries, Inc. (a)	1,366	36,185
Mueller Water Products, Inc. (Class A) (a)	5,641	17,036
NACCO Industries, Inc.	187	16,342
Nordson Corp. (a)	1,108	81,649
RBC Bearings, Inc. (b)	856	29,087
Robbins & Myers, Inc.	908	24,316
Sauer-Danfoss, Inc. (b)	308	6,557
Snap-On, Inc. (a)	2,139	99,485
Sun Hydraulics Corp. (a)	416	11,727
Tecumseh Products Co. (Class A) (a)(b)	549	6,297
Tennant Co. (a)	666	20,579
Terex Corp. (a)(b)	4,014	92,001
The Gorman-Rupp Co. (a)	497	13,697
The Greenbrier Cos., Inc. (a)(b)	738	11,505
The Manitowoc Co., Inc. (a)	4,813	58,285
The Toro Co.	1,193	67,082
Titan International, Inc. (a)	1,195	16,216
TriMas Corp. (a)(b)	600	8,910
Trinity Industries, Inc. (a)	3,059	68,124
Valmont Industries, Inc. (a)	771	55,820
Wabash National Corp. (b)	2,200	17,798
WABCO Holdings, Inc. (b)	2,402	100,740
Wabtec Corp.	1,807	86,357
Watts Water Technologies, Inc. (a)	1,093	37,217

		2,194,804

MARINE — 0.4%
Alexander & Baldwin, Inc. (a)	1,522	53,026
American Commercial Lines, Inc. (a)(b)	334	9,312
Baltic Trading, Ltd.	770	8,478
Eagle Bulk Shipping, Inc. (a)(b)	2,475	12,919
Genco Shipping & Trading, Ltd. (a)(b)	1,022	16,291
Horizon Lines, Inc. (Class A) (a)	1,043	4,381
Kirby Corp. (a)(b)	1,999	80,080

		184,487

MEDIA — 1.4%
Arbitron, Inc. (a)	1,027	28,725
Ascent Media Corp. (Class A) (a)(b)	528	14,103
Belo Corp. (a)(b)	3,644	22,593
Cinemark Holdings, Inc. (a)	2,073	33,375
CKX, Inc. (a)(b)	2,274	11,143
Crown Media Holdings, Inc. (Class A) (a)(b)	325	777

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Dex One Corp. (b)	1,978	$24,290
Entercom Communications Corp. (Class A) (a)(b)	1,106	8,693
Entravision Communications Corp. (Class A) (a)(b)	2,412	4,800
Fisher Communications, Inc. (a)(b)	205	3,573
Harte-Hanks, Inc.	1,325	15,463
Journal Communications, Inc. (Class A) (b)	1,425	6,427
Knology, Inc. (b)	1,128	15,149
Lamar Advertising Co. (Class A) (a)(b)	2,175	69,208
LIN TV Corp. (Class A) (a)(b)	1,318	5,852
Live Nation, Inc. (a)(b)	5,468	54,024
Madison Square Garden, Inc. (Class A) (b)	2,246	47,346
Martha Stewart Living Omnimedia, Inc. (Class A) (a)(b)	928	4,399
Mediacom Communications Corp. (Class A) (a)(b)	1,360	8,990
Meredith Corp. (a)	1,321	44,003
Morningstar, Inc. (a)(b)	816	36,361
National CineMedia, Inc. (a)	1,555	27,834
PRIMEDIA, Inc. (a)	647	2,459
Regal Entertainment Group (a)	2,867	37,615
Scholastic Corp. (a)	1,061	29,517
Sinclair Broadcast Group, Inc. (b)	1,717	12,053
SuperMedia, Inc. (a)(b)	549	5,803
The E.W. Scripps Co. (Class A) (a)(b)	1,039	8,187
The McClatchy Co. (Class A) (a)(b)	2,436	9,573
The New York Times Co. (Class A) (a)(b)	3,564	27,585
Valassis Communications, Inc. (b)	1,832	62,086
Value Line, Inc. (a)	27	374
Warner Music Group Corp. (a)(b)	1,945	8,753
World Wrestling Entertainment, Inc. (Class A) (a)	1,064	14,800

		705,933

METALS & MINING — 1.8%
A.M. Castle & Co. (a)(b)	613	8,122
AK Steel Holding Corp.	4,056	56,013
Allied Nevada Gold Corp. (a)(b)	2,934	77,751
AMCOL International Corp. (a)	992	25,981
Brush Engineered Materials, Inc. (a)(b)	700	19,908
Carpenter Technology Corp.	1,626	54,812
Century Aluminum Co. (a)(b)	2,129	28,039
Coeur d’Alene Mines Corp. (a)(b)	3,282	65,377
Commercial Metals Co. (a)	4,176	60,510
Compass Minerals International, Inc.	1,200	91,944
Globe Specialty Metals, Inc. (b)	1,900	26,676
Haynes International, Inc. (a)	412	14,387
Hecla Mining Co. (a)(b)	9,434	59,623
Horsehead Holding Corp. (a)(b)	1,788	17,648
Kaiser Aluminum Corp. (a)	596	25,503
Metals USA Holdings Corp. (a)(b)	397	5,153
Molycorp, Inc. (b)	1,082	30,610
Noranda Aluminium Holding Corp. (b)	375	3,083
Olympic Steel, Inc. (a)	327	7,518
Royal Gold, Inc.	1,956	97,487
RTI International Metals, Inc. (b)	1,163	35,611
Schnitzer Steel Industries, Inc. (Class A) (a)	855	41,279
Stillwater Mining Co. (b)	1,844	31,053
US Gold Corp. (a)(b)	3,396	16,878
Worthington Industries, Inc. (a)	2,435	36,598

		937,564

MULTI-UTILITIES — 0.3%
Avista Corp. (a)	2,004	41,844
Black Hills Corp. (a)	1,424	44,429
CH Energy Group, Inc.	583	25,745
NorthWestern Corp. (a)	1,324	37,734

		149,752

MULTILINE RETAIL — 0.5%
99 Cents Only Stores (b)	1,786	33,720
Big Lots, Inc. (b)	2,997	99,650
Dillard’s, Inc. (Class A) (a)	1,815	42,906
Fred’s, Inc. (Class A) (a)	1,301	15,352
Gordmans Stores, Inc. (a)(b)	178	2,056
Retail Ventures, Inc. (a)(b)	684	7,360
Saks, Inc. (a)(b)	4,440	38,184

		239,228

OFFICE ELECTRONICS — 0.1%
Zebra Technologies Corp. (Class A) (a)(b)	2,140	71,990

OIL, GAS & CONSUMABLE FUELS — 3.3%
Alon USA Energy, Inc. (a)	413	2,230
American Oil & Gas, Inc. (b)	2,339	18,946
Apco Oil and Gas International, Inc. (a)	318	11,006
Atlas Energy, Inc. (a)(b)	2,873	82,283
ATP Oil & Gas Corp. (a)(b)	1,585	21,635
Berry Petroleum Co. (Class A) (a)	1,723	54,671
Bill Barrett Corp. (a)(b)	1,525	54,900
BPZ Resources, Inc. (a)(b)	3,888	14,891
Brigham Exploration Co. (a)(b)	4,297	80,569
Carrizo Oil & Gas, Inc. (a)(b)	1,048	25,089
Cheniere Energy, Inc. (a)(b)	1,928	4,859
Clayton Williams Energy, Inc. (a)(b)	325	16,442
Clean Energy Fuels Corp. (a)(b)	1,427	20,278
Cloud Peak Energy, Inc. (a)(b)	1,222	22,301
Comstock Resources, Inc. (a)(b)	1,714	38,548
Contango Oil & Gas Co. (a)(b)	478	23,976
Crosstex Energy, Inc. (a)(b)	1,584	12,514
CVR Energy, Inc. (a)(b)	2,112	17,424
Delek US Holdings, Inc. (a)	495	3,544
Delta Petroleum Corp. (a)(b)	6,645	5,227
DHT Holdings, Inc. (a)	1,514	6,253
Energy Partners, Ltd. (b)	1,045	12,550
Frontier Oil Corp.	3,987	53,426
Gastar Exploration, Ltd. (a)(b)	1,673	6,725
General Maritime Corp. (a)	2,982	14,642
GMX Resources, Inc. (a)(b)	1,096	5,327
Goodrich Petroleum Corp. (a)(b)	932	13,579
Green Plains Renewable Energy, Inc. (a)(b)	772	9,349
Gulfport Energy Corp. (a)(b)	920	12,733
Harvest Natural Resources, Inc. (b)	1,189	12,389
Holly Corp.	1,637	47,064

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Houston American Energy Corp. (a)	774	$7,740
International Coal Group, Inc. (a)(b)	4,810	25,589
Isramco, Inc. (b)	47	2,829
James River Coal Co. (b)	985	17,267
Kodiak Oil & Gas Corp. (a)(b)	4,786	16,225
Mariner Energy, Inc. (a)(b)	3,776	91,492
McMoRan Exploration Co. (b)	3,031	52,164
Northern Oil and Gas, Inc. (b)	1,574	26,664
Oasis Petroleum, Inc. (b)	1,568	30,372
Overseas Shipholding Group, Inc. (a)	1,011	34,698
Patriot Coal Corp. (a)(b)	2,990	34,116
Penn Virginia Corp. (a)	1,725	27,669
Petroleum Development Corp. (b)	662	18,271
Petroquest Energy, Inc. (a)(b)	2,063	12,564
Rentech, Inc. (a)(b)	7,421	7,317
Resolute Energy Corp. (a)(b)	1,556	17,209
Rex Energy Corp. (a)(b)	1,342	17,178
Rosetta Resources, Inc. (b)	1,984	46,604
SandRidge Energy, Inc. (a)(b)	13,370	75,942
Ship Finance International, Ltd. (a)	1,489	28,931
SM Energy Co.	2,315	86,720
Stone Energy Corp. (a)(b)	1,689	24,879
Swift Energy Co. (a)(b)	1,431	40,182
Teekay Corp. (a)	1,563	41,779
Tesoro Corp. (a)	5,187	69,298
USEC, Inc. (a)(b)	4,134	21,455
VAALCO Energy, Inc. (b)	2,180	12,513
Venoco, Inc. (a)(b)	711	13,957
W&T Offshore, Inc. (a)	1,325	14,045
Warren Resources, Inc. (a)(b)	2,151	8,539
Western Refining, Inc. (a)(b)	1,934	10,134
World Fuel Services Corp. (a)	2,487	64,687

		1,724,399

PAPER & FOREST PRODUCTS — 0.6%
Buckeye Technologies, Inc. (a)	1,520	22,359
Clearwater Paper Corp. (b)	390	29,671
Deltic Timber Corp. (a)	394	17,651
Domtar Corp.	1,537	99,260
KapStone Paper and Packaging Corp. (a)(b)	1,674	20,322
Louisiana-Pacific Corp. (a)(b)	4,596	34,792
Neenah Paper, Inc.	501	7,615
P.H. Glatfelter Co. (a)	1,766	21,475
Schweitzer-Mauduit International, Inc. (a)	704	41,050
Wausau Paper Corp. (a)(b)	1,690	14,010

		308,205

PERSONAL PRODUCTS — 0.5%
Elizabeth Arden, Inc. (a)(b)	921	18,411
Inter Parfums, Inc.	485	8,531
Medifast, Inc. (b)	556	15,084
NBTY, Inc. (a)(b)	2,134	117,327
Nu Skin Enterprises, Inc. (Class A) (a)	2,043	58,838
Prestige Brands Holdings, Inc. (b)	1,687	16,685
Revlon, Inc. (b)	500	6,310
USANA Health Sciences, Inc. (a)(b)	277	11,180

		252,366

PHARMACEUTICALS — 1.1%
Akorn, Inc. (a)(b)	1,794	7,248
Ardea Biosciences, Inc. (a)(b)	522	12,006
Auxilium Pharmaceuticals, Inc. (a)(b)	1,732	42,919
BioMimetic Therapeutics, Inc. (a)(b)	640	7,296
Cadence Pharmaceuticals, Inc. (a)(b)	1,169	9,761
Caraco Pharmaceutical Laboratories, Ltd. (a)(b)	379	2,039
Cumberland Pharmaceuticals, Inc. (a)(b)	519	3,015
Cypress Bioscience, Inc. (a)(b)	1,433	5,517
Durect Corp. (a)(b)	2,936	7,457
Hi-Tech Pharmacal Co., Inc. (a)(b)	440	8,906
Impax Laboratories, Inc. (b)	2,266	44,867
Inspire Pharmaceuticals, Inc. (a)(b)	2,335	13,893
Jazz Pharmaceuticals, Inc. (b)	567	6,084
MAP Pharmaceuticals, Inc. (a)(b)	529	8,094
Medicis Pharmaceutical Corp. (Class A)	2,108	62,502
Nektar Therapeutics (a)(b)	3,570	52,729
Obagi Medical Products, Inc. (a)(b)	664	6,972
Optimer Pharmaceuticals, Inc. (a)(b)	1,381	12,664
Pain Therapeutics, Inc. (a)(b)	1,175	7,261
Par Pharmaceutical Cos., Inc. (a)(b)	1,292	37,571
POZEN, Inc. (b)	933	6,606
Questcor Pharmaceuticals, Inc. (a)(b)	2,069	20,524
Salix Pharmaceuticals, Ltd. (a)(b)	1,940	77,057
Santarus, Inc. (a)(b)	2,098	6,315
Sucampo Pharmaceuticals, Inc. (a)(b)	257	964
The Medicines Co. (b)	1,934	27,463
ViroPharma, Inc. (a)(b)	3,009	44,864
VIVUS, Inc. (a)(b)	2,898	19,388
XenoPort, Inc. (a)(b)	1,144	8,134

		570,116

PROFESSIONAL SERVICES — 0.9%
Acacia Research (a)(b)	1,334	23,478
Administaff, Inc. (a)	788	21,221
Advisory Board Co. (a)(b)	622	27,461
CBIZ, Inc. (a)(b)	1,760	10,437
CDI Corp.	471	6,085
CoStar Group, Inc. (a)(b)	733	35,704
CRA International, Inc. (a)(b)	372	6,715
Dolan Media Co. (a)(b)	1,012	11,507
Exponent, Inc. (a)(b)	493	16,560
FTI Consulting, Inc. (b)	1,700	58,973
Heidrick & Struggles International, Inc. (a)	582	11,337
Hill International, Inc. (a)(b)	1,004	4,498
Huron Consulting Group, Inc. (a)(b)	781	17,174
ICF International, Inc. (b)	603	15,117
Kelly Services, Inc. (Class A) (a)(b)	945	11,085
Kforce, Inc. (a)(b)	1,272	17,452
Korn/Ferry International (a)(b)	1,784	29,507
Mistras Group, Inc. (b)	604	6,994
Navigant Consulting, Inc. (a)(b)	1,805	20,992
On Assignment, Inc. (a)(b)	1,551	8,143
Resources Connection, Inc. (a)	1,802	24,796
School Specialty, Inc. (a)(b)	566	7,364
SFN Group, Inc. (b)	1,843	11,076
The Corporate Executive Board Co.	1,300	41,028
TrueBlue, Inc. (a)(b)	1,710	23,342

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Volt Information Sciences, Inc. (a)(b)	414	$2,981
VSE Corp. (a)	218	7,689

		478,716

REAL ESTATE INVESTMENT TRUSTS — 8.3%
Acadia Realty Trust (a)	1,422	27,018
Alexander’s, Inc.	130	41,051
Alexandria Real Estate Equities, Inc. (a)	1,809	126,630
American Campus Communities, Inc. (a)	2,421	73,695
American Capital Agency Corp. (a)	1,104	29,333
Anworth Mortgage Asset Corp. (a)	4,118	29,361
Apartment Investment & Management Co. (Class A)	4,322	92,404
Ashford Hospitality Trust (a)(b)	1,786	16,163
Associated Estates Realty Corp. (a)	1,188	16,608
BioMed Realty Trust, Inc. (a)	4,130	74,010
Brandywine Realty Trust (a)	4,991	61,140
BRE Properties, Inc. (a)	2,330	96,695
Camden Property Trust (a)	2,436	116,855
CapLease, Inc. (a)	1,624	9,078
Capstead Mortgage Corp. (a)	2,694	29,284
CBL & Associates Properties, Inc. (a)	5,262	68,722
Cedar Shopping Centers, Inc. (a)	2,164	13,157
Chimera Investment Corp.	30,576	120,775
Cogdell Spencer, Inc. (a)	1,791	11,319
Colonial Properties Trust (a)	2,529	40,945
Colony Financial, Inc.	640	11,827
CommonWealth REIT (a)	2,410	61,696
Corporate Office Properties Trust (a)	2,172	81,037
Cousins Properties, Inc. (a)	3,664	26,161
CreXus Investment Corp. (a)	647	7,783
Cypress Sharpridge Investments, Inc.	1,138	15,192
DCT Industrial Trust, Inc. (a)	7,590	36,356
Developers Diversified Realty Corp. (a)	7,002	78,562
DiamondRock Hospitality Co. (a)(b)	5,680	53,903
Douglas Emmett, Inc. (a)	4,509	78,953
Duke Realty Corp. (a)	9,146	106,002
DuPont Fabros Technology, Inc. (a)	2,153	54,148
EastGroup Properties, Inc. (a)	983	36,745
Education Realty Trust, Inc. (a)	1,925	13,764
Entertainment Properties Trust (a)	1,693	73,104
Equity Lifestyle Properties, Inc. (a)	1,135	61,835
Equity One, Inc. (a)	1,674	28,257
Essex Property Trust, Inc. (a)	1,136	124,324
Extra Space Storage, Inc. (a)	3,190	51,168
FelCor Lodging Trust, Inc. (a)(b)	3,342	15,373
First Industrial Realty Trust, Inc. (a)(b)	2,111	10,703
First Potomac Realty Trust (a)	1,419	21,285
Franklin Street Properties Corp. (a)	2,633	32,702
Getty Realty Corp. (a)	827	22,188
Glimcher Realty Trust (a)	2,820	17,343
Government Properties Income Trust (a)	970	25,899
Hatteras Financial Corp. (a)	1,330	37,865
Healthcare Realty Trust, Inc. (a)	2,364	55,294
Hersha Hospitality Trust (a)	4,329	22,424
Highwoods Properties, Inc. (a)	2,622	85,136
Home Properties, Inc. (a)	1,402	74,166
Hospitality Properties Trust	4,532	101,200
Inland Real Estate Corp. (a)	2,707	22,495
Invesco Mortgage Capital, Inc. (a)	952	20,487
Investors Real Estate Trust	2,717	22,768
iStar Financial, Inc. (a)(b)	3,580	10,955
Kilroy Realty Corp. (a)	1,900	62,966
Kite Realty Group Trust (a)	2,423	10,758
LaSalle Hotel Properties (a)	2,606	60,954
Lexington Realty Trust (a)	3,687	26,399
LTC Properties, Inc. (a)	834	21,284
Mack-Cali Realty Corp. (a)	2,981	97,509
Medical Properties Trust, Inc. (a)	3,957	40,124
MFA Financial, Inc.	10,374	79,154
Mid-America Apartment Communities, Inc. (a)	1,246	72,617
National Health Investors, Inc. (a)	843	37,143
National Retail Properties, Inc. (a)	3,124	78,444
NorthStar Realty Finance Corp. (a)	2,903	10,857
OMEGA Healthcare Investors, Inc. (a)	3,442	77,273
Parkway Properties, Inc. (a)	739	10,937
Pebblebrook Hotel Trust (a)(b)	1,404	25,286
Pennsylvania Real Estate Investment Trust (a)	1,821	21,597
Pennymac Mortgage Investment Trust (a)	600	10,734
Post Properties, Inc.	1,787	49,893
Potlatch Corp. (a)	1,455	49,470
PS Business Parks, Inc.	679	38,411
Ramco-Gershenson Properties Trust (a)	1,171	12,541
Redwood Trust, Inc. (a)	2,556	36,960
Retail Opportunity Investments Corp. (a)	1,500	14,355
Saul Centers, Inc.	335	14,053
Senior Housing Properties Trust (a)	4,703	110,521
Sovran Self Storage, Inc.	987	37,407
Starwood Property Trust, Inc. (a)	1,744	34,653
Strategic Hotels & Resorts, Inc. (b)	5,200	22,048
Sun Communities, Inc. (a)	584	17,929
Sunstone Hotel Investors, Inc. (b)	3,838	34,811
Tanger Factory Outlet Centers, Inc. (a)	1,467	69,154
Taubman Centers, Inc. (a)	1,961	87,480
U-Store-It Trust (a)	2,918	24,365
Universal Health Realty Income Trust (a)	382	13,145
Urstadt Biddle Properties	118	1,859
Urstadt Biddle Properties (Class A) (a)	660	11,933
Walter Investment Management Corp. (a)	936	16,371
Washington Real Estate Investment Trust (a)	2,291	72,693
Weingarten Realty Investors (a)	4,438	96,837
Winthrop Realty Trust (a)	469	5,797

		4,310,065

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Avatar Holdings, Inc. (a)(b)	317	6,048
Forest City Enterprises, Inc. (Class A) (b)	4,642	59,557
Forestar Real Estate Group, Inc. (a)(b)	1,380	23,529
Hudson Pacific Properties, Inc.	483	7,907

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Jones Lang LaSalle, Inc. (a)	1,550	$133,719
Kennedy-Wilson Holdings, Inc. (b)	1,150	12,190
Tejon Ranch Co. (b)	499	10,813

		253,763

ROAD & RAIL — 1.0%
AMERCO, Inc. (a)(b)	213	16,929
Arkansas Best Corp. (a)	848	20,547
Avis Budget Group, Inc. (a)(b)	3,729	43,443
Celadon Group, Inc. (a)(b)	892	12,318
Con-way, Inc. (a)	2,006	62,166
Dollar Thrifty Automotive Group, Inc. (a)(b)	1,004	50,341
Genesee & Wyoming, Inc. (Class A) (b)	1,462	63,436
Heartland Express, Inc. (a)	1,989	29,576
Knight Transportation, Inc. (a)	2,205	42,623
Landstar Systems, Inc. (a)	1,913	73,880
Marten Transport, Ltd. (a)	524	12,146
Old Dominion Freight Line, Inc. (a)(b)	1,683	42,782
Patriot Transportation Holding, Inc. (a)(b)	67	4,699
RailAmerica, Inc. (a)(b)	806	7,762
Roadrunner Transportation Systems, Inc. (b)	490	5,312
Universal Truckload Services, Inc. (a)(b)	236	3,696
Werner Enterprises, Inc. (a)	1,886	38,644

		530,300

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.5%
Actel Corp. (b)	887	14,148
Advanced Analogic Technologies, Inc. (a)(b)	1,526	5,356
Advanced Energy Industries, Inc. (b)	1,347	17,592
Amkor Technology, Inc. (a)(b)	3,728	24,493
Anadigics, Inc. (a)(b)	2,171	13,221
Applied Micro Circuits Corp. (a)(b)	2,447	24,470
Atheros Communications, Inc. (a)(b)	2,666	70,249
Atmel Corp. (a)(b)	16,956	134,970
ATMI, Inc. (a)(b)	1,186	17,624
Brooks Automation, Inc. (b)	2,469	16,567
Cabot Microelectronics Corp. (a)(b)	870	27,997
Cavium Networks, Inc. (a)(b)	1,565	45,009
CEVA, Inc. (a)(b)	882	12,613
Cirrus Logic, Inc. (a)(b)	2,219	39,587
Cohu, Inc. (a)	741	9,329
Conexant Systems, Inc. (a)(b)	3,330	5,461
Cymer, Inc. (a)(b)	1,057	39,194
Cypress Semiconductor Corp. (a)(b)	5,910	74,348
Diodes, Inc. (b)	1,201	20,525
DSP Group, Inc. (a)(b)	810	5,670
Energy Conversion Devices, Inc. (a)(b)	1,691	8,489
Entegris, Inc. (a)(b)	4,815	22,486
Entropic Communications, Inc. (a)(b)	2,018	19,373
Evergreen Solar, Inc. (a)(b)	6,704	4,921
Exar Corp. (a)(b)	1,311	7,853
Fairchild Semiconductor International, Inc. (b)	4,562	42,883
FEI Co. (a)(b)	1,375	26,909
Formfactor, Inc. (a)(b)	1,803	15,506
GT Solar International, Inc. (a)(b)	2,678	22,415
Hittite Microwave Corp. (a)(b)	1,010	48,126
Integrated Device Technology, Inc. (a)(b)	5,822	34,059
International Rectifier Corp. (a)(b)	2,665	56,205
Intersil Corp. (Class A)	4,703	54,978
IXYS Corp. (a)(b)	857	8,184
Kopin Corp. (a)(b)	2,882	10,231
Kulicke & Soffa Industries, Inc. (a)(b)	2,646	16,379
Lattice Semiconductor Corp. (b)	3,892	18,487
LTX-Credence Corp. (b)	5,903	12,337
MaxLinear, Inc. (Class A) (a)(b)	212	2,379
Micrel, Inc. (a)	1,629	16,062
Microsemi Corp. (b)	3,189	54,691
MKS Instruments, Inc. (b)	1,610	28,948
Monolithic Power Systems, Inc. (a)(b)	1,298	21,196
Netlogic Microsystems, Inc. (a)(b)	2,048	56,484
Novellus Systems, Inc. (a)(b)	3,438	91,382
OmniVision Technologies, Inc. (a)(b)	1,913	44,075
Pericom Semiconductor Corp. (a)(b)	1,108	9,628
PMC-Sierra, Inc. (b)	8,423	61,993
Power Integrations, Inc. (a)	991	31,504
Rambus, Inc. (a)(b)	4,217	87,882
RF Micro Devices, Inc. (a)(b)	10,051	61,713
Rubicon Technology, Inc. (a)(b)	663	15,043
Rudolph Technologies, Inc. (a)(b)	1,326	11,019
Semtech Corp. (a)(b)	2,367	47,790
Sigma Designs, Inc. (a)(b)	1,233	14,167
Silicon Image, Inc. (a)(b)	2,534	12,112
Silicon Laboratories, Inc. (a)(b)	1,632	59,813
Skyworks Solutions, Inc. (a)(b)	6,516	134,751
Spansion, Inc. (b)	700	10,479
Standard Microsystems Corp. (a)(b)	773	17,632
SunPower Corp. (Class A) (a)(b)	3,600	51,840
Supertex, Inc. (a)(b)	425	9,401
Teradyne, Inc. (a)(b)	6,689	74,515
Tessera Technologies, Inc. (a)(b)	1,820	33,670
Trident Microsystems, Inc. (a)(b)	2,114	3,615
TriQuint Semiconductor, Inc. (a)(b)	5,676	54,490
Ultratech, Inc. (b)	778	13,304
Varian Semiconductor Equipment Associates, Inc. (b)	2,700	77,706
Veeco Instruments, Inc. (a)(b)	1,533	53,456
Volterra Semiconductor Corp. (a)(b)	967	20,810
Zoran Corp. (a)(b)	2,074	15,845

		2,347,639

SOFTWARE — 4.6%
ACI Worldwide, Inc. (a)(b)	1,269	28,413
Actuate Corp. (a)(b)	1,888	9,723
Advent Software, Inc. (a)(b)	611	31,888
ArcSight, Inc. (a)(b)	1,086	47,306
Ariba, Inc. (a)(b)	3,295	62,275
Aspen Technology, Inc. (b)	2,532	26,257
Blackbaud, Inc. (a)	1,615	38,825
Blackboard, Inc. (a)(b)	1,269	45,735
Bottomline Technologies, Inc. (a)(b)	1,205	18,509
BroadSoft, Inc. (b)	268	2,321
Cadence Design Systems, Inc. (a)(b)	10,158	77,506
Commvault Systems, Inc. (b)	1,455	37,874
Compuware Corp. (a)(b)	8,668	73,938

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Concur Technologies, Inc. (a)(b)	1,708	$84,444
Deltek, Inc. (b)	765	6,128
DemandTec, Inc. (b)	991	9,325
Ebix, Inc. (a)(b)	1,096	25,701
Epicor Software Corp. (a)(b)	1,782	15,503
EPIQ Systems, Inc. (a)	1,170	14,344
Fair Isaac Corp. (a)	1,585	39,086
FalconStor Software, Inc. (a)(b)	1,232	3,770
Fortinet, Inc. (b)	1,597	39,925
Informatica Corp. (a)(b)	3,374	129,595
Interactive Intelligence, Inc. (a)(b)	554	9,750
Jack Henry & Associates, Inc. (a)	3,120	79,560
JDA Software Group, Inc. (b)	1,516	38,446
Kenexa Corp. (a)(b)	683	11,966
Lawson Software, Inc. (b)	5,399	45,730
Manhattan Associates, Inc. (b)	816	23,950
Mentor Graphics Corp. (a)(b)	3,916	41,392
MICROS Systems, Inc. (a)(b)	2,884	122,080
MicroStrategy, Inc. (b)	326	28,235
Monotype Imaging Holdings, Inc. (b)	793	7,256
Motricity, Inc. (a)(b)	175	2,102
Netscout Systems, Inc. (a)(b)	1,259	25,822
NetSuite, Inc. (a)(b)	995	23,452
Novell, Inc. (b)	12,908	77,061
OPNET Technologies, Inc.	529	9,601
Parametric Technology Corp. (a)(b)	4,269	83,416
Pegasystems, Inc. (a)	635	19,717
Progress Software Corp. (b)	1,515	50,146
QLIK Technologies, Inc. (b)	446	9,834
Quality Systems, Inc. (a)	665	44,096
Quest Software, Inc. (a)(b)	2,275	55,942
Radiant Systems, Inc. (b)	1,241	21,221
RealD, Inc. (a)(b)	356	6,582
RealPage, Inc. (b)	448	8,548
Renaissance Learning, Inc. (a)	251	2,558
Rosetta Stone, Inc. (b)	362	7,689
S1 Corp. (b)	1,739	9,060
Smith Micro Software, Inc. (a)(b)	1,174	11,670
Solarwinds, Inc. (b)	1,119	19,314
Solera Holdings, Inc.	2,583	114,065
Sonic Solutions (a)(b)	1,218	13,861
Sourcefire, Inc. (a)(b)	967	27,888
SS&C Technologies Holdings, Inc. (b)	405	6,399
SuccessFactors, Inc. (a)(b)	2,627	65,964
Synchronoss Technologies, Inc. (a)(b)	644	11,470
Take-Two Interactive Software, Inc. (a)(b)	3,312	33,584
Taleo Corp. (Class A) (b)	1,459	42,296
TeleCommunication Systems, Inc. (Class A) (a)(b)	1,408	5,505
TeleNav, Inc. (a)(b)	279	1,476
THQ, Inc. (a)(b)	2,320	9,326
TIBCO Software, Inc. (a)(b)	6,161	109,296
TiVo, Inc. (a)(b)	4,148	37,581
Tyler Technologies, Inc. (a)(b)	1,267	25,543
Ultimate Software Group, Inc. (a)(b)	948	36,631
Unica Corp. (b)	500	10,490
Vasco Data Security International (a)(b)	978	6,357
Verint Systems, Inc. (b)	527	15,573
Websense, Inc. (a)(b)	1,473	26,131

		2,364,023

SPECIALTY RETAIL — 4.2%
Aaron’s, Inc. (a)	2,811	51,863
Aeropostale, Inc. (a)(b)	3,421	79,538
America’s Car-Mart, Inc. (a)(b)	446	11,230
AnnTaylor Stores Corp. (a)(b)	2,136	43,233
Asbury Automotive Group, Inc. (b)	1,096	15,421
Barnes & Noble, Inc. (a)	1,409	22,840
Bebe Stores, Inc.	1,444	10,411
Big 5 Sporting Goods Corp. (a)	651	8,736
Brown Shoe Co., Inc. (a)	1,567	17,974
Cabela’s, Inc. (a)(b)	1,612	30,596
Charming Shoppes, Inc. (a)(b)	3,977	13,999
Chico’s FAS, Inc. (a)	6,759	71,105
Christopher & Banks Corp. (a)	1,209	9,563
Citi Trends, Inc. (a)(b)	570	13,800
Coldwater Creek, Inc. (a)(b)	2,028	10,688
Collective Brands, Inc. (a)(b)	2,410	38,897
Conn’s, Inc. (a)(b)	390	1,814
Dick’s Sporting Goods, Inc. (b)	3,300	92,532
DSW, Inc. (Class A) (a)(b)	499	14,321
Express, Inc. (a)(b)	701	10,662
Foot Locker, Inc.	5,668	82,356
Genesco, Inc. (a)(b)	907	27,101
Group 1 Automotive, Inc. (a)(b)	919	27,460
Gymboree Corp. (a)(b)	1,099	45,652
Haverty Furniture Cos., Inc. (a)	780	8,510
hhgregg, Inc. (a)(b)	826	20,452
Hibbett Sports, Inc. (a)(b)	1,059	26,422
Hot Topic, Inc. (a)	1,557	9,326
J. Crew Group, Inc. (a)(b)	2,277	76,553
Jo-Ann Stores, Inc. (a)(b)	975	43,436
Jos. A. Bank Clothiers, Inc. (a)(b)	1,014	43,207
Kirkland’s, Inc. (b)	550	7,623
Lumber Liquidators Holdings, Inc. (a)(b)	874	21,474
MarineMax, Inc. (a)(b)	991	6,977
Monro Muffler Brake, Inc. (a)	722	33,291
New York & Co., Inc. (b)	922	2,370
Office Depot, Inc. (a)(b)	10,482	48,217
OfficeMax, Inc. (a)(b)	3,115	40,775
Pacific Sunwear of California, Inc. (a)(b)	2,336	12,217
Penske Automotive Group, Inc. (b)	1,636	21,595
Pier 1 Imports, Inc. (a)(b)	4,139	33,898
RadioShack Corp. (a)	4,658	99,355
Rent-A-Center, Inc. (a)	2,475	55,391
Rue21, Inc. (a)(b)	589	15,202
Sally Beauty Holdings, Inc. (a)(b)	3,484	39,021
Select Comfort Corp. (a)(b)	2,224	15,079
Shoe Carnival, Inc. (a)(b)	438	8,856
Signet Jewelers, Ltd. (b)	3,190	101,251
Sonic Automotive, Inc. (Class A) (a)(b)	1,307	12,848
Stage Stores, Inc. (a)	1,336	17,368
Stein Mart, Inc. (b)	1,020	9,007
Systemax, Inc. (a)	136	1,670
The Buckle, Inc. (a)	1,021	27,097
The Cato Corp. (Class A) (a)	1,026	27,456

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

The Children’s Place Retail Stores, Inc. (a)(b)	997	$48,624
The Dress Barn, Inc. (a)(b)	2,621	62,249
The Finish Line, Inc. (Class A) (a)	1,919	26,693
The Men’s Wearhouse, Inc. (a)	1,926	45,820
The Pep Boys — Manny, Moe & Jack (a)	1,821	19,266
The Talbots, Inc. (a)(b)	1,214	15,903
The Wet Seal, Inc. (Class A) (a)(b)	3,465	11,746
Tractor Supply Co.	2,709	107,439
Ulta Salon Cosmetics & Fragrance, Inc. (a)(b)	1,742	50,866
Vitamin Shoppe, Inc. (a)(b)	638	17,513
Williams-Sonoma, Inc. (a)	3,596	113,993
Zumiez, Inc. (a)(b)	698	14,770

		2,172,618

TEXTILES, APPAREL & LUXURY GOODS — 1.9%
Carter’s, Inc. (a)(b)	2,282	60,085
Columbia Sportswear Co.	514	30,038
Crocs, Inc. (a)(b)	3,198	41,606
Deckers Outdoor Corp. (a)(b)	1,451	72,492
Fossil, Inc. (a)(b)	1,742	93,702
G-III Apparel Group, Ltd. (b)	564	17,698
Hanesbrands, Inc. (b)	3,499	90,484
Iconix Brand Group, Inc. (a)(b)	2,667	46,673
Jones Apparel Group, Inc. (a)	3,139	61,650
K-Swiss, Inc. (Class A) (a)(b)	897	11,437
Kenneth Cole Productions, Inc. (Class A) (b)	281	4,684
Liz Claiborne, Inc. (a)(b)	3,675	22,344
Maidenform Brands, Inc. (a)(b)	857	24,724
Movado Group, Inc. (a)(b)	616	6,702
Oxford Industries, Inc. (a)	484	11,510
Perry Ellis International, Inc. (a)(b)	442	9,658
Quiksilver, Inc. (a)(b)	5,171	20,219
Skechers USA, Inc. (a)(b)	1,207	28,352
Steven Madden, Ltd. (a)(b)	940	38,596
The Timberland Co. (Class A) (a)(b)	1,660	32,885
The Warnaco Group, Inc. (a)(b)	1,602	81,910
True Religion Apparel, Inc. (a)(b)	910	19,419
Under Armour, Inc. (Class A) (a)(b)	1,413	63,642
Volcom, Inc. (a)(b)	639	12,218
Weyco Group, Inc. (a)	284	6,878
Wolverine World Wide, Inc. (a)	1,762	51,116

		960,722

THRIFTS & MORTGAGE FINANCE — 1.2%
Astoria Financial Corp. (a)	3,232	44,052
Bank Mutual Corp. (a)	1,653	8,579
BankFinancial Corp. (a)	767	7,033
Beneficial Mutual Bancorp, Inc. (a)(b)	1,276	11,446
Berkshire Hills Bancorp, Inc. (a)	477	9,044
Brookline Bancorp, Inc. (a)	2,178	21,736
Clifton Savings Bancorp, Inc.	379	3,259
Dime Community Bancshares (a)	1,101	15,249
Doral Financial Corp. (b)	2,221	3,687
ESSA Bancorp, Inc. (a)	513	6,074
First Financial Holdings, Inc. (a)	669	7,453
First Niagara Financial Group, Inc. (a)	7,840	91,336
Flagstar Bancorp, Inc. (a)(b)	1,488	2,708
Flushing Financial Corp. (a)	987	11,410
Kearny Financial Corp. (a)	741	6,543
Meridian Interstate Bancorp, Inc. (b)	428	4,511
MGIC Investment Corp. (a)(b)	7,299	67,370
NewAlliance Bancshares, Inc.	3,665	46,252
Northwest Bancshares, Inc. (a)	1,530	17,121
Ocwen Financial Corp. (a)(b)	2,711	27,490
Oritani Financial Corp. (a)	551	5,499
Provident Financial Services, Inc. (a)	2,086	25,783
Provident New York Bancorp (a)	1,298	10,890
Radian Group, Inc.	4,874	38,115
Rockville Financial, Inc. (a)	348	3,999
Roma Financial Corp.	272	2,864
The PMI Group, Inc. (a)(b)	6,063	22,251
TrustCo Bank Corp. NY	2,849	15,840
United Financial Bancorp, Inc. (a)	625	8,444
ViewPoint Financial Group (a)	546	5,050
Washington Federal, Inc.	4,179	63,772
Westfield Financial, Inc. (a)	1,114	8,689
WSFS Financial Corp. (a)	320	12,003

		635,552

TOBACCO — 0.2%
Alliance One International, Inc. (a)(b)	3,048	12,649
Universal Corp. (a)	926	37,123
Vector Group, Ltd. (a)	1,715	32,064

		81,836

TRADING COMPANIES & DISTRIBUTORS — 0.8%
Aceto Corp. (a)	958	6,505
Aircastle, Ltd. (a)	1,938	16,434
Applied Industrial Technologies, Inc. (a)	1,432	43,819
Beacon Roofing Supply, Inc. (a)(b)	1,664	24,244
GATX Corp. (a)	1,482	43,452
H&E Equipment Services, Inc. (a)(b)	931	7,420
Houston Wire & Cable Co. (a)	770	7,723
Interline Brands, Inc. (a)(b)	1,250	22,550
Kaman Corp. (Class A) (a)	973	25,502
Lawson Products, Inc. (a)	147	2,245
RSC Holdings, Inc. (a)(b)	1,682	12,548
Rush Enterprises, Inc. (Class A) (a)(b)	1,125	17,258
TAL International Group, Inc. (a)	406	9,833
Textainer Group Holdings, Ltd. (a)	620	16,579
Titan Machinery, Inc. (a)(b)	560	9,128
United Rentals, Inc. (a)(b)	2,274	33,746
Watsco, Inc.	936	52,117
WESCO International, Inc. (a)(b)	1,612	63,336

		414,439

WATER UTILITIES — 0.2%
American States Water Co. (a)	725	25,940
California Water Service Group	712	26,308
Connecticut Water Service, Inc. (a)	324	7,760
Middlesex Water Co. (a)	488	8,218
SJW Corp. (a)	450	11,084

		79,310

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
ICO Global Communications Holdings, Ltd. (b)	4,675	7,667
Leap Wireless International, Inc. (a)(b)	2,258	27,886

SPDR Dow Jones Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

NTELOS Holdings Corp.	1,073	$18,155
Shenandoah Telecommunications Co. (a)	873	15,863
Syniverse Holdings, Inc. (b)	2,514	56,992
USA Mobility, Inc. (a)	781	12,520

		139,083

TOTAL COMMON STOCKS —
(Cost $50,789,498)		51,413,763

SHORT TERM INVESTMENTS — 28.9%
MONEY MARKET FUNDS — 28.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	14,869,985	14,869,985
State Street Institutional Liquid Reserves Fund (c)	102,723	102,723

TOTAL SHORT TERM INVESTMENTS —
(Cost $14,972,708)		14,972,708

TOTAL INVESTMENTS — 128.3% (e)
(Cost $65,762,206)		66,386,471
OTHER ASSETS AND LIABILITIES — (28.3)%		(14,651,914)

NET ASSETS — 100.0%		$51,734,557

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.2%
AAR Corp. (a)	6,905	$128,847
Aerovironment, Inc. (a)	2,550	56,737
American Science & Engineering, Inc. (b)	1,580	116,367
BE Aerospace, Inc. (a)	17,528	531,274
DigitalGlobe, Inc. (a)(b)	5,263	159,995
GenCorp, Inc. (a)	10,000	49,200
GeoEye, Inc. (a)	4,103	166,089
Heico Corp. (Class A)	5,222	177,914
Hexcel Corp. (a)	17,698	314,847
Ladish Co., Inc. (a)	2,520	78,448
Moog, Inc. (Class A) (a)(b)	7,980	283,370
Orbital Sciences Corp. (a)	10,182	155,785
Taser International, Inc. (a)(b)	11,068	42,944
Teledyne Technologies, Inc. (a)	6,631	264,046
TransDigm Group, Inc.	6,742	418,341

		2,944,204

AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	5,176	134,576
HUB Group, Inc. (Class A) (a)	6,756	197,680
UTI Worldwide, Inc.	19,086	306,903

		639,159

AIRLINES — 0.7%
AirTran Holdings, Inc. (a)(b)	24,431	179,568
Allegiant Travel Co. (b)	2,930	123,998
Hawaiian Holdings, Inc. (a)(b)	9,265	55,497
JetBlue Airways Corp. (a)(b)	47,111	315,172
US Airways Group, Inc. (a)	29,679	274,531

		948,766

AUTO COMPONENTS — 0.5%
Drew Industries, Inc. (a)(b)	3,278	68,379
Exide Technologies (a)(b)	8,304	39,776
Fuel Systems Solutions, Inc. (a)(b)	2,334	91,283
Modine Manufacturing Co. (a)	9,303	120,660
Tenneco, Inc. (a)	10,894	315,599

		635,697

AUTOMOBILES — 0.0% (c)
Tesla Motors, Inc. (a)(b)	2,400	48,624

BEVERAGES — 0.3%
Boston Beer Co., Inc. (Class A) (a)	1,737	116,153
Central European Distribution Corp. (a)(b)	11,656	260,162
National Beverage Corp. (b)	2,599	36,386

		412,701

BIOTECHNOLOGY — 4.5%
Abraxis BioScience, Inc. (a)	1,021	78,964
Acorda Therapeutics, Inc. (a)(b)	7,283	240,485
Affymax, Inc. (a)(b)	2,217	13,191
Alkermes, Inc. (a)(b)	17,440	255,496
Allos Therapeutics, Inc. (a)(b)	14,108	66,590
Alnylam Pharmaceuticals, Inc. (a)(b)	6,315	77,548
AMAG Pharmaceuticals, Inc. (a)	3,697	63,625
Arena Pharmaceuticals, Inc. (a)(b)	18,829	29,562
Ariad Pharmaceuticals, Inc. (a)	18,571	70,941
Array BioPharma, Inc. (a)(b)	7,792	25,168
Aveo Pharmaceuticals, Inc. (a)(b)	2,522	28,095
BioCryst Pharmaceuticals, Inc. (a)(b)	5,544	27,387
BioMarin Pharmaceutical, Inc. (a)(b)	18,964	423,845
Celera Corp. (a)(b)	14,370	96,854
Cepheid, Inc. (a)(b)	10,972	205,286
Cubist Pharmaceuticals, Inc. (a)(b)	11,096	259,535
Cytori Therapeutics, Inc. (a)(b)	7,259	35,497
Dyax Corp. (a)(b)	14,643	34,704
Emergent Biosolutions, Inc. (a)	3,441	59,392
Enzon Pharmaceuticals, Inc. (a)(b)	9,815	110,419
Exelixis, Inc. (a)(b)	19,648	77,020
Genomic Health, Inc. (a)(b)	2,706	36,152
Geron Corp. (a)(b)	19,506	107,868
Halozyme Therapeutics, Inc. (a)(b)	14,233	109,736
Immunogen, Inc. (a)(b)	12,300	77,121
Immunomedics, Inc. (a)	14,686	47,289
Incyte Corp. (a)	20,960	335,150
InterMune, Inc. (a)(b)	8,468	115,334
Ironwood Pharmaceuticals, Inc. (a)	2,429	24,727
Isis Pharmaceuticals, Inc. (a)(b)	16,528	138,835
Lexicon Pharmaceuticals, Inc. (a)(b)	38,560	61,696
MannKind Corp. (a)(b)	15,304	103,455
Martek Biosciences Corp. (a)(b)	5,825	131,820
Maxygen, Inc. (a)(b)	4,923	28,504
Medivation, Inc. (a)	5,809	75,517
Metabolix, Inc. (a)(b)	3,989	50,182
Micromet, Inc. (a)	14,702	98,797
Momenta Pharmaceuticals, Inc. (a)(b)	7,160	107,758
Myriad Genetics, Inc. (a)	17,300	283,893
NPS Pharmaceuticals, Inc. (a)	10,697	73,168
Onyx Pharmaceuticals, Inc. (a)	11,855	312,735
Opko Health, Inc. (a)(b)	25,560	57,254
Orexigen Therapeutics, Inc. (a)(b)	5,645	33,475
Osiris Therapeutics, Inc. (a)(b)	3,038	22,117
Pharmacyclics, Inc. (a)(b)	7,942	64,013
Pharmasset, Inc. (a)(b)	5,263	155,259
Progenics Pharmaceuticals, Inc. (a)(b)	4,579	23,124
Regeneron Pharmaceuticals, Inc. (a)(b)	11,991	328,553
Sangamo Biosciences, Inc. (a)(b)	6,203	21,276
Seattle Genetics, Inc. (a)(b)	15,820	245,685
SIGA Technologies, Inc. (a)(b)	6,284	53,163
Targacept, Inc. (a)	4,331	96,755
Theravance, Inc. (a)(b)	11,041	221,924
Vanda Pharmaceuticals, Inc. (a)	5,100	34,068
Zymogenetics, Inc. (a)(b)	8,831	86,102

		6,042,109

BUILDING PRODUCTS — 0.2%
AAON, Inc.	2,555	60,093
Ameresco, Inc. (a)	1,644	19,564
Trex Co., Inc. (a)(b)	2,515	47,961
USG Corp. (a)	13,005	171,536

		299,154

CAPITAL MARKETS — 1.4%
Cohen & Steers, Inc.	3,626	78,684
Cowen Group, Inc. (Class A) (a)(b)	7,635	25,119
Duff & Phelps Corp. (Class A)	4,262	57,409
Epoch Holding Corp. (b)	3,413	43,959
Financial Engines, Inc. (a)	2,000	26,560
GLG Partners, Inc. (a)	34,479	155,156
Greenhill & Co., Inc.	5,412	429,280

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

International Assets Holding Corp. (a)(b)	3,028	$54,807
KBW, Inc.	6,209	158,950
Knight Capital Group, Inc. (Class A) (a)	16,384	202,998
MF Global Holdings Ltd. (a)(b)	27,097	195,098
optionsXpress Holdings, Inc. (a)	8,056	123,740
Penson Worldwide, Inc. (a)(b)	3,497	17,380
Pzena Investment Management, Inc. (Class A)	983	6,753
Stifel Financial Corp. (a)(b)	6,412	296,812
TradeStation Group, Inc. (a)(b)	5,656	37,217
Westwood Holdings Group, Inc. (b)	1,105	37,382

		1,947,304

CHEMICALS — 1.3%
American Vanguard Corp. (b)	4,805	29,695
Balchem Corp.	5,012	154,670
Calgon Carbon Corp. (a)(b)	10,925	158,412
Intrepid Potash, Inc. (a)	7,800	203,346
Kraton Performance Polymers, Inc. (a)(b)	5,594	151,877
Kronos Worldwide, Inc. (a)(b)	600	23,904
LSB Industries, Inc. (a)(b)	3,131	58,143
PolyOne Corp. (a)	15,799	191,010
Rockwood Holdings, Inc. (a)	9,287	292,262
STR Holdings, Inc. (a)(b)	7,724	166,375
W.R. Grace & Co. (a)	11,497	321,226
Zoltek Cos., Inc. (a)(b)	4,705	45,733

		1,796,653

COMMERCIAL BANKS — 1.5%
CapitalSource, Inc.	54,711	292,157
Centerstate Banks, Inc. (b)	4,993	42,840
East West Bancorp, Inc.	27,284	444,184
Investors Bancorp, Inc. (a)	9,291	110,005
Nara Bancorp, Inc. (a)	5,789	40,870
PacWest Bancorp (b)	5,700	108,642
Pinnacle Financial Partners, Inc. (a)(b)	5,610	51,556
PrivateBancorp, Inc. (b)	11,221	127,807
Signature Bank (a)	7,499	291,261
SVB Financial Group (a)(b)	7,802	330,181
Texas Capital Bancshares, Inc. (a)(b)	7,171	123,843
Western Alliance Bancorp (a)	12,607	84,467

		2,047,813

COMMERCIAL SERVICES & SUPPLIES — 1.8%
American Reprographics Co. (a)	6,883	54,032
Cenveo, Inc. (a)(b)	10,364	52,131
Clean Harbors, Inc. (a)(b)	4,147	280,959
EnergySolutions, Inc. (b)	13,908	69,957
EnerNOC, Inc. (a)(b)	3,353	105,318
Fuel Tech, Inc. (a)	3,167	19,857
Higher One Holdings, Inc. (a)	1,669	27,522
Innerworkings, Inc. (a)(b)	6,274	41,220
Interface, Inc. (Class A) (b)	9,760	138,885
KAR Auction Services, Inc. (a)	4,374	55,156
Knoll, Inc. (b)	8,276	128,361
M&F Worldwide Corp. (a)	2,156	52,499
Metalico, Inc. (a)	6,033	23,106
Mobile Mini, Inc. (a)(b)	6,267	96,136
Quad Graphics, Inc. (a)(b)	4,721	220,565
RINO International Corp. (a)(b)	1,960	27,342
Rollins, Inc. (b)	9,987	233,496
Schawk, Inc.	2,175	40,150
Standard Parking Corp. (a)(b)	2,844	48,632
Sykes Enterprises, Inc. (a)(b)	6,894	93,621
Team, Inc. (a)(b)	3,376	58,101
Tetra Tech, Inc. (a)	11,624	243,755
The Geo Group, Inc. (a)	12,697	296,475

		2,407,276

COMMUNICATIONS EQUIPMENT — 4.9%
Acme Packet, Inc. (a)	9,368	355,422
ADC Telecommunications, Inc. (a)	19,044	241,287
Anaren, Inc. (a)	2,659	44,645
Arris Group, Inc. (a)(b)	23,793	232,458
Aruba Networks, Inc. (a)(b)	12,748	272,042
Aviat Networks, Inc. (a)	10,584	43,289
BigBand Networks, Inc. (a)(b)	7,473	21,223
Blue Coat Systems, Inc. (a)(b)	7,749	186,441
Calix, Inc. (a)(b)	1,181	16,959
CIENA Corp. (a)(b)	17,495	272,397
CommScope, Inc. (a)	17,246	409,420
Comtech Telecommunications Corp. (a)	4,989	136,449
DG Fastchannel, Inc. (a)(b)	4,599	100,028
Digi International, Inc. (a)	4,452	42,249
EchoStar Corp. (Class A) (a)	7,164	136,689
Finisar Corp. (a)(b)	12,486	234,612
Harmonic, Inc. (a)	20,963	144,225
Hughes Communications, Inc. (a)	1,691	46,080
Infinera Corp. (a)	17,491	204,120
InterDigital, Inc. (a)(b)	8,442	249,968
Ixia (a)	8,635	107,074
JDS Uniphase Corp. (a)	40,215	498,264
Loral Space & Communications, Inc. (a)(b)	2,044	106,697
Meru Networks, Inc. (a)(b)	820	14,137
Netgear, Inc. (a)	6,709	181,210
Oclaro, Inc. (a)(b)	8,905	142,569
Oplink Communications, Inc. (a)	4,299	85,292
OpNext, Inc. (a)(b)	10,504	16,491
Plantronics, Inc. (b)	8,750	295,575
Polycom, Inc. (a)(b)	15,391	419,866
Riverbed Technology, Inc. (a)(b)	13,062	595,366
SeaChange International, Inc. (a)	5,719	42,378
ShoreTel, Inc. (a)(b)	2,912	14,444
Sonus Networks, Inc. (a)(b)	40,891	144,345
Sycamore Networks, Inc.	3,415	110,680
Tekelec (a)	11,832	153,343
ViaSat, Inc. (a)	6,516	267,873

		6,585,607

COMPUTERS & PERIPHERALS — 1.2%
Compellent Technologies, Inc. (a)(b)	4,770	86,719
Hypercom Corp. (a)	9,987	64,916
Intermec, Inc. (a)(b)	8,573	105,105
Intevac, Inc. (a)(b)	4,307	43,113
Isilon Systems, Inc. (a)(b)	5,205	115,967
Netezza Corp. (a)(b)	9,747	262,682
Novatel Wireless, Inc. (a)(b)	5,134	40,456
QLogic Corp. (a)	20,027	353,276

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Quantum Corp. (a)(b)	39,573	$83,895
Silicon Graphics International Corp. (a)	4,894	37,978
STEC, Inc. (a)(b)	6,403	79,717
Stratasys, Inc. (a)	4,045	112,127
Super Micro Computer, Inc. (a)(b)	4,842	50,308
Synaptics, Inc. (a)(b)	6,042	170,022

		1,606,281

CONSTRUCTION & ENGINEERING — 0.6%
EMCOR Group, Inc. (a)	12,034	295,916
Furmanite Corp. (a)(b)	6,098	29,758
Great Lakes Dredge & Dock Corp. (b)	10,640	61,818
Insituform Technologies, Inc. (a)(b)	7,454	180,238
Mastec, Inc. (a)(b)	10,354	106,853
Orion Marine Group, Inc. (a)(b)	4,524	56,143
Sterling Construction Co., Inc. (a)(b)	2,525	31,260

		761,986

CONSTRUCTION MATERIALS — 0.0% (c)
Headwaters, Inc. (a)(b)	12,727	45,817
United States Lime & Minerals, Inc. (a)(b)	564	21,804

		67,621

CONSUMER FINANCE — 0.3%
Cardtronics, Inc. (a)	6,190	95,512
CompuCredit Holdings Corp.	3,383	16,306
Ezcorp, Inc. (a)	7,949	159,298
First Cash Financial Services, Inc. (a)	4,791	132,950

		404,066

CONTAINERS & PACKAGING — 0.1%
Boise, Inc. (a)(b)	15,471	100,407
Graham Packaging Co., Inc. (a)	3,200	37,824
Graphic Packaging Holding Co. (a)	13,173	43,998

		182,229

DISTRIBUTORS — 0.4%
LKQ Corp. (a)	25,780	536,224

DIVERSIFIED CONSUMER SERVICES — 1.4%
American Public Education, Inc. (a)(b)	3,262	107,189
Bridgepoint Education, Inc. (a)(b)	3,308	51,142
Capella Education Co. (a)(b)	2,808	217,957
Coinstar, Inc. (a)	5,301	227,890
Corinthian Colleges, Inc. (a)(b)	16,744	117,543
Education Management Corp. (a)(b)	3,700	54,316
Grand Canyon Education, Inc. (a)(b)	5,722	125,483
K12, Inc. (a)	5,907	171,480
Lincoln Educational Services Corp. (a)(b)	3,402	49,023
Matthews International Corp. (Class A)	5,418	191,580
National American University Holdings, Inc. (b)	1,255	8,434
Sotheby’s	12,452	458,483
Steiner Leisure, Ltd. (a)	2,447	93,231
Universal Technical Institute, Inc. (b)	4,719	92,256

		1,966,007

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Interactive Brokers Group, Inc. (Class A) (a)(b)	7,218	124,222
NewStar Financial, Inc. (a)(b)	5,949	44,082
Pico Holdings, Inc. (a)(b)	3,848	114,901
Portfolio Recovery Associates, Inc. (a)	3,257	210,565

		493,770

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
AboveNet, Inc. (a)	4,216	219,611
Cbeyond, Inc. (a)	4,642	59,557
Cogent Communications Group, Inc. (a)	8,400	79,548
General Communication, Inc. (Class A) (a)(b)	6,665	66,450
Global Crossing, Ltd. (a)	5,546	71,322
IDT Corp. (a)	2,900	51,591
Iridium Communications, Inc. (a)	7,341	62,692
Neutral Tandem, Inc. (a)(b)	5,765	68,892
PAETEC Holding Corp. (a)(b)	22,342	91,826
Premiere Global Services, Inc. (a)	12,212	86,461
tw telecom, inc. (a)	27,451	509,765
Vonage Holdings Corp. (a)(b)	24,637	62,824

		1,430,539

ELECTRICAL EQUIPMENT — 2.1%
A123 Systems, Inc. (a)(b)	13,729	123,149
Advanced Battery Technologies, Inc. (a)(b)	10,400	37,336
American Superconductor Corp. (a)(b)	7,560	235,116
AZZ, Inc. (b)	2,472	105,901
Baldor Electric Co. (b)	8,134	328,614
Belden CDT, Inc.	8,998	237,367
Broadwind Energy, Inc. (a)(b)	8,151	15,242
Capstone Turbine Corp. (a)(b)	49,948	38,565
Ener1, Inc. (a)(b)	13,907	51,178
EnerSys (a)	8,455	211,121
FuelCell Energy, Inc. (a)(b)	20,131	24,761
General Cable Corp. (a)(b)	9,951	269,871
Global Power Equipment Group, Inc. (a)(b)	2,901	44,240
II-VI, Inc. (a)	5,059	188,853
Polypore International, Inc. (a)	4,126	124,440
Powell Industries, Inc. (a)	1,397	43,475
Regal-Beloit Corp.	7,019	411,945
Woodward Governor Co. (b)	11,053	358,338

		2,849,512

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Anixter International, Inc. (a)(b)	5,423	292,788
Brightpoint, Inc. (a)	13,127	91,758
Cogent, Inc. (a)(b)	9,943	105,794
Cognex Corp.	6,652	178,407
Comverge, Inc. (a)(b)	5,230	41,108
Daktronics, Inc.	6,401	62,858
DTS Inc. (a)(b)	3,031	115,693
Echelon Corp. (a)(b)	5,549	47,444
Electro Scientific Industries, Inc. (a)	4,286	47,617
Fabrinet (a)	1,569	24,822
FARO Technologies, Inc. (a)(b)	2,518	54,918
ICx Technologies, Inc. (a)	2,303	17,388

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Insight Enterprises, Inc. (a)	8,984	$140,510
IPG Photonics Corp. (a)	4,574	110,416
KEMET Corp. (a)	14,977	50,023
L-1 Identity Solutions, Inc. (a)(b)	15,091	177,017
Maxwell Technologies, Inc. (a)(b)	4,093	59,799
Multi-Fineline Electronix, Inc. (a)(b)	1,746	38,395
National Instruments Corp.	11,122	363,244
Newport Corp. (a)	6,172	69,990
OSI Systems, Inc. (a)	3,146	114,263
Plexus Corp. (a)	7,557	221,798
Power-One, Inc. (a)(b)	10,339	93,981
Rogers Corp. (a)	2,757	86,790
TTM Technologies, Inc. (a)(b)	9,660	94,571
Universal Display Corp. (a)(b)	6,471	152,068

		2,853,460

ENERGY EQUIPMENT & SERVICES — 3.6%
Allis-Chalmers Energy, Inc. (a)	8,258	34,436
Atwood Oceanics, Inc. (a)	10,595	322,618
Basic Energy Services, Inc. (a)(b)	4,115	35,060
Cal Dive International, Inc. (a)	18,418	100,746
CARBO Ceramics, Inc. (b)	3,654	295,974
Complete Production Services, Inc. (a)	13,457	275,196
Dawson Geophysical Co. (a)(b)	1,245	33,179
Dresser-Rand Group, Inc. (a)	15,144	558,662
Dril-Quip, Inc. (a)	5,778	358,872
Exterran Holdings, Inc. (a)(b)	11,969	271,816
Global Geophysical Services, Inc. (a)	1,451	10,578
Global Industries, Ltd. (a)(b)	17,951	98,192
Helix Energy Solutions Group, Inc. (a)	18,213	202,893
Hercules Offshore, Inc. (a)(b)	20,210	53,556
ION Geophysical Corp. (a)(b)	21,372	109,852
Key Energy Services, Inc. (a)	23,809	226,424
Lufkin Industries, Inc.	5,431	238,421
Matrix Service Co. (a)	4,370	38,238
Newpark Resources, Inc. (a)	17,276	145,118
Oil States International, Inc. (a)	9,351	435,289
OYO Geospace Corp. (a)	1,008	58,343
Parker Drilling Co. (a)(b)	20,535	89,327
Pioneer Drilling Co. (a)	8,385	53,496
RPC, Inc. (b)	5,867	124,146
Superior Energy Services, Inc. (a)	14,284	381,240
T-3 Energy Services, Inc. (a)	2,108	55,124
Tesco Corp. (a)	5,547	66,730
Tetra Technologies, Inc. (a)	14,608	149,002
Willbros Group, Inc. (a)	8,031	73,644

		4,896,172

FOOD & STAPLES RETAILING — 0.3%
Great Atlantic & Pacific Tea Co. (a)(b)	6,661	26,378
Rite Aid Corp. (a)	108,022	101,865
Susser Holdings Corp. (a)(b)	2,087	29,218
United Natural Foods, Inc. (a)(b)	7,287	241,491

		398,952

FOOD PRODUCTS — 0.8%
Alico, Inc.	928	21,567
Darling International, Inc. (a)	15,185	129,376
Dean Foods Co. (a)	33,100	337,951
Diamond Foods, Inc. (b)	4,100	168,059
J&J Snack Foods Corp.	2,434	102,058
Smart Balance, Inc. (a)(b)	11,216	43,518
TreeHouse Foods, Inc. (a)(b)	6,589	303,753

		1,106,282

HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Abaxis, Inc. (a)(b)	3,869	89,374
ABIOMED, Inc. (a)(b)	5,697	60,445
Accuray, Inc. (a)(b)	10,685	66,461
AGA Medical Holdings, Inc. (a)(b)	2,503	34,942
Align Technology, Inc. (a)(b)	10,827	211,993
Alimera Sciences, Inc. (a)(b)	1,161	11,111
Alphatec Holdings, Inc. (a)(b)	11,554	24,610
American Medical Systems Holdings, Inc. (a)(b)	13,357	261,530
AngioDynamics, Inc. (a)(b)	4,397	67,010
Arthrocare Corp. (a)	4,905	133,318
Cantel Medical Corp. (b)	2,523	40,873
Conceptus, Inc. (a)(b)	4,411	60,651
CryoLife, Inc. (a)(b)	4,094	24,851
Cyberonics, Inc. (a)(b)	4,646	123,955
DexCom, Inc. (a)(b)	10,482	138,572
Greatbatch, Inc. (a)(b)	4,127	95,705
Haemonetics Corp. (a)	4,621	270,467
ICU Medical, Inc. (a)(b)	2,438	90,913
Immucor, Inc. (a)	12,670	251,246
Insulet Corp. (a)	6,165	87,173
Integra LifeSciences Holdings Corp. (a)(b)	3,461	136,571
IRIS International, Inc. (a)	3,228	30,989
Kensey Nash Corp. (a)(b)	1,652	47,726
MAKO Surgical Corp. (a)(b)	4,579	43,867
Masimo Corp. (b)	9,945	271,598
MELA Sciences, Inc. (a)(b)	4,969	32,398
Meridian Bioscience, Inc. (b)	7,180	157,098
Merit Medical Systems, Inc. (a)	4,974	79,037
Natus Medical, Inc. (a)	5,386	78,474
Neogen Corp. (a)(b)	4,334	146,706
NuVasive, Inc. (a)	7,179	252,270
NxStage Medical, Inc. (a)	5,224	99,778
OraSure Technologies, Inc. (a)(b)	7,710	31,225
Orthofix International NV (a)	3,083	96,868
Orthovita, Inc. (a)	13,552	30,763
Palomar Medical Technologies, Inc. (a)(b)	3,302	34,110
Quidel Corp. (a)(b)	4,760	52,312
RTI Biologics, Inc. (a)(b)	9,828	25,848
Sirona Dental Systems, Inc. (a)	7,779	280,355
SonoSite, Inc. (a)(b)	2,638	88,399
Stereotaxis, Inc. (a)(b)	9,009	37,297
SurModics, Inc. (a)	2,829	33,722
Symmetry Medical, Inc. (a)	6,506	62,718
Synovis Life Technologies, Inc. (a)	2,114	31,604
Thoratec Corp. (a)(b)	10,690	395,316
TomoTherapy, Inc. (a)(b)	9,509	33,472
Unilife Corp. (a)(b)	10,523	63,454
Volcano Corp. (a)	9,260	240,575
West Pharmaceutical Services, Inc. (b)	6,336	217,388
Wright Medical Group, Inc. (a)(b)	6,705	96,619
Zoll Medical Corp. (a)	3,717	119,948

		5,493,705

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 4.4%
Accretive Health, Inc. (a)	1,836	$19,884
Air Methods Corp. (a)(b)	1,994	82,910
Alliance HealthCare Services, Inc. (a)(b)	4,783	21,906
Almost Family, Inc. (a)	1,333	39,497
Amedisys, Inc. (a)(b)	5,300	126,140
AMERIGROUP Corp. (a)(b)	9,442	401,002
AMN Healthcare Services, Inc. (a)	6,184	31,786
AmSurg Corp. (a)(b)	5,508	96,280
Assisted Living Concepts, Inc. (Class A) (a)	1,772	53,940
athenahealth, Inc. (a)(b)	6,126	202,280
Bio-Reference Laboratories, Inc. (a)(b)	4,222	88,071
BioScrip, Inc. (a)	8,071	41,646
Brookdale Senior Living, Inc. (a)(b)	13,947	227,476
Catalyst Health Solutions, Inc. (a)	7,196	253,371
Centene Corp. (a)	9,523	224,648
Chemed Corp.	4,350	247,819
Clarient, Inc. (a)	12,898	43,595
Continucare Corp. (a)(b)	7,690	32,298
Corvel Corp. (a)(b)	1,364	57,902
Emdeon, Inc. (Class A) (a)	8,098	98,634
Emergency Medical Services Corp. (Class A) (a)	5,564	296,283
Emeritus Corp. (a)	3,289	56,110
Genoptix, Inc. (a)(b)	3,026	42,969
Health Management Associates, Inc. (Class A) (a)	45,002	344,715
Healthspring, Inc. (a)	9,277	239,718
Healthways, Inc. (a)	5,979	69,596
HMS Holdings Corp. (a)	4,937	290,987
IPC The Hospitalist Co. (a)(b)	2,654	72,507
LHC Group, Inc. (a)(b)	2,777	64,399
MEDNAX, Inc. (a)	8,594	458,060
MWI Veterinary Supply, Inc. (a)	2,038	117,633
PharMerica Corp. (a)(b)	5,449	51,929
PSS World Medical, Inc. (a)(b)	10,814	231,203
Psychiatric Solutions, Inc. (a)	10,115	339,358
Select Medical Holdings Corp. (a)(b)	10,871	83,707
Team Health Holdings, Inc. (a)	3,210	41,441
The Ensign Group, Inc.	2,265	40,657
Universal American Financial Corp. (b)	7,556	111,451
VCA Antech, Inc. (a)(b)	16,073	338,980
WellCare Health Plans, Inc. (a)(b)	7,575	219,372

		5,902,160

HEALTH CARE TECHNOLOGY — 0.7%
Allscripts-Misys Healthcare Solutions, Inc. (a)	30,814	569,135
Computer Programs and Systems, Inc. (b)	1,979	84,246
MedAssets, Inc. (a)	8,113	170,697
Medidata Solutions, Inc. (a)	4,004	76,877
Omnicell, Inc. (a)	5,593	73,156

		974,111

HOTELS, RESTAURANTS & LEISURE — 3.6%
Ambassadors Group, Inc. (b)	3,230	36,628
Bally Technologies, Inc. (a)	10,008	349,780
BJ’s Restaurants, Inc. (a)(b)	4,244	119,511
Buffalo Wild Wings, Inc. (a)	3,171	151,859
California Pizza Kitchen, Inc. (a)	4,209	71,806
CEC Entertainment, Inc. (a)	3,943	135,363
Choice Hotels International, Inc. (b)	5,991	218,432
Denny’s Corp. (a)(b)	16,872	52,472
DineEquity, Inc. (a)	2,695	121,221
Domino’s Pizza, Inc. (a)(b)	7,344	97,088
Gaylord Entertainment Co. (a)	6,400	195,200
Interval Leisure Group, Inc. (a)	7,318	98,573
Isle of Capri Casinos, Inc. (a)(b)	3,159	22,618
Life Time Fitness, Inc. (a)(b)	7,463	294,565
Morgans Hotel Group Co. (a)	4,863	35,597
Orient-Express Hotels, Ltd. (Class A) (a)(b)	15,400	171,710
P F Chang’s China Bistro, Inc. (b)	4,260	196,812
Panera Bread Co. (Class A) (a)(b)	5,772	511,457
Papa John’s International, Inc. (a)(b)	3,919	103,383
Peet’s Coffee & Tea, Inc. (a)(b)	2,361	80,817
Pinnacle Entertainment, Inc. (a)	11,942	133,153
Red Robin Gourmet Burgers, Inc. (a)(b)	2,405	47,162
Scientific Games Corp. (Class A) (a)(b)	12,324	119,543
Shuffle Master, Inc. (a)	9,652	81,173
Six Flags Entertainment Corp. (a)(b)	5,000	219,800
Sonic Corp. (a)	10,790	87,183
Texas Roadhouse, Inc. (Class A) (a)(b)	10,716	150,667
The Cheesecake Factory, Inc. (a)(b)	10,882	288,047
Wendy’s/Arby’s Group, Inc. (Class A)	60,300	273,159
WMS Industries, Inc. (a)	10,857	413,326

		4,878,105

HOUSEHOLD DURABLES — 1.0%
Hovnanian Enterprises, Inc. (Class A) (a)(b)	10,655	41,874
iRobot Corp. (a)	3,728	69,229
Jarden Corp.	17,005	529,366
National Presto Industries, Inc. (b)	837	89,115
Ryland Group, Inc.	7,625	136,640
Tempur-Pedic International, Inc. (a)	12,506	387,686
Universal Electronics, Inc. (a)	2,837	59,152

		1,313,062

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Ormat Technologies, Inc. (b)	3,175	92,615

INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc. (b)	3,064	116,095
Seaboard Corp. (b)	69	122,199

		238,294

INSURANCE — 0.3%
Amtrust Financial Services, Inc. (b)	4,269	61,986
Citizens, Inc. (a)(b)	5,692	39,218
Crawford & Co. (Class B) (a)(b)	4,167	10,126
eHealth, Inc. (a)(b)	4,246	54,858
Seabright Insurance Holdings	4,180	33,691
Tower Group, Inc.	7,294	170,315

		370,194

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

INTERNET & CATALOG RETAIL — 0.6%
1-800-FLOWERS.COM, Inc. (Class A) (a)	3,575	$6,757
Blue Nile, Inc. (a)(b)	2,570	114,339
drugstore.com, Inc. (a)(b)	14,746	28,312
Gaiam, Inc. (Class A) (b)	3,480	23,281
HSN, Inc. (a)(b)	7,223	215,968
NutriSystem, Inc. (b)	5,632	108,360
Orbitz Worldwide, Inc. (a)	3,839	24,186
Overstock.com, Inc. (a)(b)	3,066	48,197
PetMed Express, Inc. (b)	4,134	72,345
Shutterfly, Inc. (a)(b)	4,933	128,209
Vitacost.com, Inc. (a)(b)	4,280	25,723

		795,677

INTERNET SOFTWARE & SERVICES — 3.4%
Ancestry.com, Inc. (a)	3,474	79,068
Archipelago Learning, Inc. (a)(b)	1,776	21,259
Art Technology Group, Inc. (a)(b)	28,388	117,243
comScore, Inc. (a)	3,947	92,833
Constant Contact, Inc. (a)(b)	4,763	102,071
DealerTrack Holdings, Inc. (a)	6,656	113,685
Dice Holdings, Inc. (a)(b)	3,878	32,885
Digital River, Inc. (a)	7,304	248,628
DivX, Inc. (a)	5,420	51,653
Envestnet, Inc. (a)	1,449	15,157
GSI Commerce, Inc. (a)(b)	10,992	271,502
Internap Network Services Corp. (a)(b)	8,558	42,020
Internet Brands, Inc. (Class A) (a)(b)	5,238	69,561
Internet Capital Group, Inc. (a)	7,794	85,968
IntraLinks Holdings, Inc. (a)	2,029	34,310
j2 Global Communications, Inc. (a)(b)	8,137	193,579
Limelight Networks, Inc. (a)(b)	11,263	66,226
Liquidity Services, Inc. (a)(b)	2,704	43,291
LivePerson, Inc. (a)	8,383	70,417
LogMeIn, Inc. (a)(b)	2,565	92,289
LoopNet, Inc. (a)	5,804	68,719
Marchex, Inc. (Class B) (b)	4,648	25,332
Mediamind Technologies, Inc. (a)(b)	968	13,358
ModusLink Global Solutions, Inc. (a)	8,099	51,429
Monster Worldwide, Inc. (a)(b)	23,991	310,923
Move, Inc. (a)(b)	27,558	61,454
NIC, Inc.	9,472	78,523
OpenTable, Inc. (a)(b)	3,208	218,401
Perficient, Inc. (a)(b)	5,295	48,396
QuinStreet, Inc. (a)(b)	2,031	30,526
Rackspace Hosting, Inc. (a)(b)	19,068	495,387
RealNetworks, Inc. (a)(b)	15,151	49,392
SAVVIS, Inc. (a)(b)	7,874	165,984
Stamps.com, Inc. (a)(b)	2,689	34,957
TechTarget, Inc. (a)(b)	2,829	14,852
Terremark Worldwide, Inc. (a)(b)	7,896	81,645
The Knot, Inc. (a)(b)	5,702	52,059
ValueClick, Inc. (a)(b)	15,481	202,492
VistaPrint NV (a)	7,400	286,010
Vocus, Inc. (a)(b)	3,170	58,582
WebMD Health Corp. (a)(b)	8,866	442,147

		4,634,213

IT SERVICES — 2.5%
Acxiom Corp. (a)	15,160	240,438
Cass Information Systems, Inc.	1,421	48,755
Echo Global Logistics, Inc. (a)(b)	2,760	35,245
Euronet Worldwide, Inc. (a)	8,498	152,879
ExlService Holdings, Inc. (a)	2,675	52,029
Forrester Research, Inc. (a)	2,592	85,743
Gartner, Inc. (a)(b)	13,717	403,828
Heartland Payment Systems, Inc. (b)	6,860	104,409
Integral Systems Inc. (a)(b)	2,895	21,365
Lionbridge Technologies, Inc. (a)	11,861	51,002
ManTech International Corp. (Class A) (a)	4,087	161,845
MoneyGram International, Inc. (a)(b)	15,000	36,600
NCI, Inc. (Class A) (a)	1,314	24,861
NeuStar, Inc. (Class A) (a)	13,633	338,916
RightNow Technologies, Inc. (a)	4,134	81,440
Sapient Corp.	19,398	232,194
SRA International, Inc. (Class A) (a)	7,600	149,872
Syntel, Inc. (b)	4,019	178,846
TeleTech Holdings, Inc. (a)	5,491	81,486
Unisys Corp. (a)(b)	7,354	205,177
VeriFone Systems, Inc. (a)	15,706	487,985
Wright Express Corp. (a)(b)	7,022	250,756

		3,425,671

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp. (b)	16,795	255,620
Smith & Wesson Holding Corp. (a)	10,547	37,547

		293,167

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Affymetrix, Inc. (a)(b)	12,511	57,050
Bio-Rad Laboratories, Inc. (Class A) (a)	3,523	318,867
Bruker Corp. (a)	13,444	188,619
Dionex Corp. (a)	3,283	283,783
Enzo Biochem, Inc. (a)(b)	6,092	23,150
eResearch Technology, Inc. (a)(b)	8,746	65,420
Kendle International, Inc. (a)(b)	2,601	24,241
Luminex Corp. (a)(b)	7,361	117,776
PAREXEL International Corp. (a)	11,157	258,061
Sequenom, Inc. (a)(b)	13,701	96,044

		1,433,011

MACHINERY — 4.1%
3D Systems Corp. (a)(b)	4,032	63,343
Actuant Corp. (Class A)	12,277	281,880
Altra Holdings, Inc. (a)(b)	5,021	73,959
American Railcar Industries, Inc. (a)(b)	1,375	21,560
ArvinMeritor, Inc. (a)(b)	16,200	251,748
Astec Industries, Inc. (a)	3,458	98,657
Badger Meter, Inc.	2,613	105,774
Chart Industries, Inc. (a)	5,042	102,655
CIRCOR International, Inc.	3,372	106,555
CLARCOR, Inc.	9,362	361,654
Colfax Corp. (a)(b)	5,315	79,034
Columbus McKinnon Corp. (a)	3,298	54,714
Douglas Dynamics, Inc.	2,081	25,700
Dynamic Materials Corp. (b)	2,495	37,700
Energy Recovery, Inc. (a)(b)	5,398	19,379
ESCO Technologies, Inc.	5,184	172,420
Force Protection, Inc. (a)	12,407	62,531

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Freightcar America, Inc. (b)	2,470	$60,762
Gardner Denver, Inc.	9,534	511,785
Graham Corp. (b)	1,672	25,950
John Bean Technologies Corp. (b)	4,888	78,746
L.B. Foster Co. (a)	1,792	51,861
Lindsay Corp. (b)	2,108	91,319
Middleby Corp. (a)	3,306	209,567
Nordson Corp. (b)	5,646	416,054
RBC Bearings, Inc. (a)	3,935	133,711
Sauer-Danfoss, Inc. (a)(b)	1,953	41,579
Sun Hydraulics Corp.	2,059	58,043
Tennant Co.	3,100	95,790
Terex Corp. (a)(b)	19,947	457,185
The Gorman-Rupp Co. (b)	2,713	74,770
The Greenbrier Cos., Inc. (a)	3,688	57,496
TriMas Corp. (a)(b)	3,000	44,550
Valmont Industries, Inc. (b)	4,018	290,903
WABCO Holdings, Inc. (a)	11,846	496,821
Wabtec Corp.	8,867	423,754

		5,539,909

MARINE — 0.3%
American Commercial Lines, Inc. (a)(b)	2,109	58,799
Kirby Corp. (a)(b)	9,943	398,317

		457,116

MEDIA — 1.3%
CKX, Inc. (a)(b)	11,176	54,762
Crown Media Holdings, Inc. (Class A) (a)(b)	1,502	3,590
Fisher Communications, Inc. (a)(b)	927	16,158
Knology, Inc. (a)	6,546	87,913
Lamar Advertising Co. (Class A) (a)	10,982	349,447
Live Nation, Inc. (a)(b)	27,248	269,210
Madison Square Garden, Inc. (Class A) (a)	11,360	239,469
Martha Stewart Living Omnimedia, Inc. (Class A) (a)(b)	4,194	19,880
Mediacom Communications Corp. (Class A) (a)(b)	6,391	42,244
Morningstar, Inc. (a)(b)	3,980	177,349
National CineMedia, Inc.	7,960	142,484
ReachLocal, Inc. (a)(b)	773	10,652
Valassis Communications, Inc. (a)	9,247	313,381
Warner Music Group Corp. (a)(b)	9,704	43,668

		1,770,207

METALS & MINING — 1.9%
A.M. Castle & Co. (a)	3,948	52,311
Allied Nevada Gold Corp. (a)(b)	14,459	383,163
Brush Engineered Materials, Inc. (a)	3,454	98,232
Compass Minerals International, Inc.	5,970	457,421
Globe Specialty Metals, Inc. (a)	9,500	133,380
Haynes International, Inc.	2,136	74,589
Hecla Mining Co. (a)(b)	44,956	284,122
Horsehead Holding Corp. (a)(b)	8,150	80,441
Molycorp, Inc. (a)	5,220	147,674
Noranda Aluminium Holding Corp. (a)	3,260	26,797
Royal Gold, Inc.	9,754	486,139
RTI International Metals, Inc. (a)	5,780	176,984
Stillwater Mining Co. (a)	8,346	140,547

		2,541,800

MULTILINE RETAIL — 0.1%
99 Cents Only Stores (a)	8,384	158,290
Gordmans Stores, Inc. (a)	966	11,157

		169,447

OFFICE ELECTRONICS — 0.3%
Zebra Technologies Corp. (Class A) (a)(b)	10,628	357,526

OIL, GAS & CONSUMABLE FUELS — 5.2%
American Oil & Gas, Inc. (a)	11,796	95,548
Apco Oil and Gas International, Inc. (b)	1,578	54,615
Atlas Energy, Inc. (a)	14,780	423,299
ATP Oil & Gas Corp. (a)(b)	7,566	103,276
Berry Petroleum Co. (Class A) (b)	8,616	273,386
Bill Barrett Corp. (a)(b)	7,595	273,420
BPZ Resources, Inc. (a)(b)	18,326	70,188
Brigham Exploration Co. (a)	22,046	413,362
Carrizo Oil & Gas, Inc. (a)(b)	5,654	135,357
Cheniere Energy, Inc. (a)(b)	9,543	24,048
Clean Energy Fuels Corp. (a)(b)	7,530	107,001
Comstock Resources, Inc. (a)(b)	8,770	197,237
Contango Oil & Gas Co. (a)(b)	2,324	116,572
Crosstex Energy, Inc. (a)(b)	9,498	75,034
CVR Energy, Inc. (a)(b)	9,742	80,371
Delek US Holdings, Inc. (b)	2,523	18,065
Delta Petroleum Corp. (a)(b)	32,328	25,429
Frontier Oil Corp.	19,927	267,022
Gastar Exploration, Ltd. (a)(b)	7,584	30,488
GMX Resources, Inc. (a)(b)	5,081	24,694
Goodrich Petroleum Corp. (a)(b)	4,677	68,144
Green Plains Renewable Energy, Inc. (a)	3,765	45,594
Gulfport Energy Corp. (a)	5,250	72,660
Hallador Energy Co.	965	11,223
Houston American Energy Corp. (b)	3,756	37,560
International Coal Group, Inc. (a)(b)	26,162	139,182
Isramco, Inc. (a)	186	11,197
Kodiak Oil & Gas Corp. (a)(b)	24,068	81,590
Mariner Energy, Inc. (a)	18,764	454,652
McMoRan Exploration Co. (a)	15,129	260,370
Northern Oil and Gas, Inc. (a)	8,815	149,326
Oasis Petroleum, Inc. (a)	7,793	150,950
Patriot Coal Corp. (a)	14,797	168,834
Penn Virginia Corp. (b)	8,096	129,860
Petroleum Development Corp. (a)	3,283	90,611
Petroquest Energy, Inc. (a)(b)	9,495	57,824
Rentech, Inc. (a)(b)	33,735	33,263
Resolute Energy Corp. (a)	7,878	87,131
Rex Energy Corp. (a)(b)	6,842	87,578
Rosetta Resources, Inc. (a)	10,143	238,259
SandRidge Energy, Inc. (a)	67,548	383,673
SM Energy Co.	11,445	428,730
Swift Energy Co. (a)(b)	7,248	203,524
Tesoro Corp. (b)	26,681	356,458
VAALCO Energy, Inc. (a)(b)	11,140	63,944
Venoco, Inc. (a)(b)	3,567	70,020
Warren Resources, Inc. (a)(b)	13,826	54,889
Western Refining, Inc. (a)(b)	9,516	49,864

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

World Fuel Services Corp. (b)	11,331	$294,719

		7,090,041

PAPER & FOREST PRODUCTS — 0.2%
Clearwater Paper Corp. (a)	2,050	155,964
Deltic Timber Corp. (b)	2,281	102,189

		258,153

PERSONAL PRODUCTS — 0.6%
Inter Parfums, Inc. (b)	2,361	41,530
Medifast, Inc. (a)(b)	2,740	74,337
NBTY, Inc. (a)	10,591	582,293
USANA Health Sciences, Inc. (a)(b)	1,406	56,746

		754,906

PHARMACEUTICALS — 1.7%
Akorn, Inc. (a)(b)	8,483	34,271
Ardea Biosciences, Inc. (a)(b)	2,369	54,487
Auxilium Pharmaceuticals, Inc. (a)	9,038	223,962
BioMimetic Therapeutics, Inc. (a)(b)	3,284	37,438
Cadence Pharmaceuticals, Inc. (a)(b)	5,943	49,624
Caraco Pharmaceutical Laboratories, Ltd. (a)(b)	1,957	10,529
Cumberland Pharmaceuticals, Inc. (a)(b)	2,640	15,338
Cypress Bioscience, Inc. (a)(b)	6,776	26,088
Durect Corp. (a)(b)	14,838	37,688
Hi-Tech Pharmacal Co., Inc. (a)(b)	2,114	42,787
Impax Laboratories, Inc. (a)	11,416	226,037
Inspire Pharmaceuticals, Inc. (a)(b)	11,013	65,527
Jazz Pharmaceuticals, Inc. (a)	3,704	39,744
MAP Pharmaceuticals, Inc. (a)(b)	2,782	42,565
Nektar Therapeutics (a)(b)	17,751	262,182
Obagi Medical Products, Inc. (a)(b)	3,501	36,760
Optimer Pharmaceuticals, Inc. (a)(b)	5,925	54,332
Pain Therapeutics, Inc. (a)(b)	5,790	35,782
POZEN, Inc. (a)	4,819	34,119
Questcor Pharmaceuticals, Inc. (a)(b)	9,684	96,065
Salix Pharmaceuticals, Ltd. (a)	9,419	374,123
Santarus, Inc. (a)	10,378	31,238
Sucampo Pharmaceuticals, Inc. (a)(b)	1,244	4,665
The Medicines Co. (a)	9,616	136,547
ViroPharma, Inc. (a)(b)	14,996	223,590
VIVUS, Inc. (a)(b)	14,562	97,420
XenoPort, Inc. (a)	5,307	37,733

		2,330,641

PROFESSIONAL SERVICES — 1.6%
Acacia Research (a)	6,668	117,357
Administaff, Inc.	4,603	123,959
Advisory Board Co. (a)	2,899	127,991
CBIZ, Inc. (a)	8,300	49,219
CoStar Group, Inc. (a)(b)	3,970	193,379
Dolan Media Co. (a)(b)	5,263	59,840
Exponent, Inc. (a)(b)	2,559	85,957
FTI Consulting, Inc. (a)	8,600	298,334
Hill International, Inc. (a)	5,162	23,126
Huron Consulting Group, Inc. (a)	3,837	84,375
ICF International, Inc. (a)	3,191	79,998
Kforce, Inc. (a)	6,687	91,746
Korn/Ferry International (a)(b)	8,199	135,611
Mistras Group, Inc. (a)	2,798	32,401
Navigant Consulting, Inc. (a)	8,598	99,995
On Assignment, Inc. (a)	7,696	40,404
Resources Connection, Inc.	9,058	124,638
SFN Group, Inc. (a)(b)	9,717	58,399
The Corporate Executive Board Co.	6,091	192,232
TrueBlue, Inc. (a)	7,731	105,528
VSE Corp. (b)	916	32,307

		2,156,796

REAL ESTATE INVESTMENT TRUSTS — 3.2%
Alexander’s, Inc. (b)	585	184,731
Alexandria Real Estate Equities, Inc.	9,200	644,000
Ashford Hospitality Trust (a)(b)	9,662	87,441
Corporate Office Properties Trust (b)	10,973	409,403
Equity Lifestyle Properties, Inc. (b)	5,766	314,132
Essex Property Trust, Inc.	5,529	605,094
Extra Space Storage, Inc.	15,852	254,266
LaSalle Hotel Properties	13,256	310,058
Mid-America Apartment Communities, Inc.	6,000	349,680
Pebblebrook Hotel Trust (a)	6,912	124,485
Strategic Hotels & Resorts, Inc. (a)	25,800	109,392
Tanger Factory Outlet Centers, Inc. (b)	7,377	347,752
Taubman Centers, Inc. (b)	9,987	445,520
U-Store-It Trust	16,313	136,213

		4,322,167

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Jones Lang LaSalle, Inc.	7,756	669,110
Kennedy-Wilson Holdings, Inc. (a)	5,600	59,360
Tejon Ranch Co. (a)	2,952	63,970

		792,440

ROAD & RAIL — 1.2%
Celadon Group, Inc. (a)	4,672	64,520
Dollar Thrifty Automotive Group, Inc. (a)(b)	4,886	244,984
Genesee & Wyoming, Inc. (Class A) (a)(b)	7,345	318,699
Heartland Express, Inc. (b)	9,832	146,202
Knight Transportation, Inc. (b)	11,299	218,410
Landstar Systems, Inc.	9,169	354,107
Marten Transport, Ltd.	2,704	62,679
Old Dominion Freight Line, Inc. (a)(b)	8,509	216,299
Patriot Transportation Holding, Inc. (a)(b)	276	19,356
RailAmerica, Inc. (a)	3,942	37,961

		1,683,217

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.4%
Advanced Analogic Technologies, Inc. (a)(b)	8,254	28,972
Advanced Energy Industries, Inc. (a)	6,142	80,215
Amkor Technology, Inc. (a)(b)	18,526	121,716
Anadigics, Inc. (a)(b)	12,226	74,456
Applied Micro Circuits Corp. (a)	12,867	128,670
Atheros Communications, Inc. (a)(b)	12,693	334,461
Atmel Corp. (a)(b)	84,567	673,153
ATMI, Inc. (a)	5,635	83,736
Cabot Microelectronics Corp. (a)	4,129	132,871
Cavium Networks, Inc. (a)	8,186	235,429
CEVA, Inc. (a)(b)	4,213	60,246

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Cirrus Logic, Inc. (a)(b)	10,982	$195,919
Cypress Semiconductor Corp. (a)	30,413	382,596
Diodes, Inc. (a)	6,644	113,546
Energy Conversion Devices, Inc. (a)(b)	8,162	40,973
Entegris, Inc. (a)	22,598	105,533
Entropic Communications, Inc. (a)	9,784	93,926
Evergreen Solar, Inc. (a)(b)	32,040	23,517
Exar Corp. (a)	6,700	40,133
FEI Co. (a)	7,314	143,135
Formfactor, Inc. (a)(b)	8,712	74,923
GT Solar International, Inc. (a)	13,094	109,597
Hittite Microwave Corp. (a)	5,059	241,061
Integrated Device Technology, Inc. (a)	29,346	171,674
International Rectifier Corp. (a)	13,660	288,089
IXYS Corp. (a)(b)	4,162	39,747
Kopin Corp. (a)	14,594	51,809
MaxLinear, Inc. (Class A) (a)	1,049	11,770
Microsemi Corp. (a)	15,913	272,908
Monolithic Power Systems, Inc. (a)(b)	6,830	111,534
Netlogic Microsystems, Inc. (a)(b)	10,511	289,893
OmniVision Technologies, Inc. (a)	9,484	218,511
Pericom Semiconductor Corp. (a)	5,504	47,830
Power Integrations, Inc. (b)	5,185	164,831
Rambus, Inc. (a)(b)	21,085	439,411
RF Micro Devices, Inc. (a)(b)	49,747	305,447
Rubicon Technology, Inc. (a)(b)	2,824	64,077
Rudolph Technologies, Inc. (a)	6,607	54,904
Sigma Designs, Inc. (a)(b)	6,391	73,433
Silicon Image, Inc. (a)	15,791	75,481
Silicon Laboratories, Inc. (a)(b)	8,182	299,870
Skyworks Solutions, Inc. (a)	32,407	670,177
Spansion, Inc. (a)	3,671	54,955
Standard Microsystems Corp. (a)(b)	3,890	88,731
SunPower Corp. (Class A) (a)	17,700	254,880
Supertex, Inc. (a)(b)	2,000	44,240
Tessera Technologies, Inc. (a)	9,052	167,462
Trident Microsystems, Inc. (a)(b)	9,944	17,004
TriQuint Semiconductor, Inc. (a)	28,842	276,883
Ultratech, Inc. (a)	4,118	70,418
Varian Semiconductor Equipment Associates, Inc. (a)	13,600	391,408
Volterra Semiconductor Corp. (a)(b)	4,941	106,330
Zoran Corp. (a)	9,097	69,501

		8,711,992

SOFTWARE — 7.6%
ACI Worldwide, Inc. (a)(b)	5,951	133,243
Actuate Corp. (a)	9,633	49,610
Advent Software, Inc. (a)(b)	2,825	147,437
ArcSight, Inc. (a)(b)	5,371	233,961
Ariba, Inc. (a)	16,544	312,682
Aspen Technology, Inc. (a)	12,398	128,567
Blackbaud, Inc. (b)	7,797	187,440
Blackboard, Inc. (a)(b)	6,323	227,881
Bottomline Technologies, Inc. (a)	5,732	88,043
BroadSoft, Inc. (a)	2,152	18,636
Cadence Design Systems, Inc. (a)(b)	50,283	383,659
Commvault Systems, Inc. (a)	7,741	201,498
Concur Technologies, Inc. (a)(b)	8,305	410,599
Deltek, Inc. (a)	3,863	30,943
DemandTec, Inc. (a)	4,992	46,975
Ebix, Inc. (a)(b)	5,522	129,491
EPIQ Systems, Inc. (b)	5,854	71,770
FalconStor Software, Inc. (a)(b)	6,270	19,186
Fortinet, Inc. (a)	7,659	191,475
Informatica Corp. (a)(b)	16,949	651,011
Interactive Intelligence, Inc. (a)(b)	2,847	50,107
Jack Henry & Associates, Inc.	15,467	394,408
Kenexa Corp. (a)(b)	3,793	66,453
Lawson Software, Inc. (a)	26,049	220,635
Manhattan Associates, Inc. (a)	3,978	116,754
Mentor Graphics Corp. (a)	19,341	204,434
MICROS Systems, Inc. (a)(b)	14,673	621,108
MicroStrategy, Inc. (a)	1,683	145,765
Monotype Imaging Holdings, Inc. (a)	3,883	35,529
Motricity, Inc. (a)(b)	1,961	23,552
Netscout Systems, Inc. (a)	5,886	120,722
NetSuite, Inc. (a)	5,079	119,712
Parametric Technology Corp. (a)	21,409	418,332
Pegasystems, Inc. (b)	3,118	96,814
Progress Software Corp. (a)	7,907	261,722
QLIK Technologies, Inc. (a)	2,417	53,295
Quality Systems, Inc. (b)	3,226	213,916
Quest Software, Inc. (a)	11,536	283,670
Radiant Systems, Inc. (a)	5,436	92,956
RealD, Inc. (a)	2,031	37,553
RealPage, Inc. (a)	2,321	44,285
Rosetta Stone, Inc. (a)(b)	1,980	42,055
Smith Micro Software, Inc. (a)	5,202	51,708
Solarwinds, Inc. (a)	5,449	94,050
Solera Holdings, Inc.	12,773	564,056
Sonic Solutions (a)(b)	5,957	67,791
Sourcefire, Inc. (a)(b)	5,031	145,094
SS&C Technologies Holdings, Inc. (a)	2,001	31,616
SuccessFactors, Inc. (a)	13,336	334,867
Synchronoss Technologies, Inc. (a)(b)	3,546	63,154
Taleo Corp. (Class A) (a)(b)	7,401	214,555
TeleCommunication Systems, Inc. (Class A) (a)	7,657	29,939
TeleNav, Inc. (a)	1,356	7,173
THQ, Inc. (a)(b)	11,952	48,047
TIBCO Software, Inc. (a)	30,607	542,968
TiVo, Inc. (a)(b)	20,715	187,678
Tyler Technologies, Inc. (a)(b)	6,311	127,230
Ultimate Software Group, Inc. (a)(b)	4,618	178,439
Unica Corp. (a)	2,400	50,352
Vasco Data Security International (a)(b)	4,568	29,692
Verint Systems, Inc. (a)	2,623	77,510
Websense, Inc. (a)(b)	7,750	137,485

		10,311,288

SPECIALTY RETAIL — 4.0%
Aaron’s, Inc. (b)	14,037	258,983
Aeropostale, Inc. (a)	17,387	404,248
AnnTaylor Stores Corp. (a)	10,451	211,528
Bebe Stores, Inc.	7,219	52,049
Cabela’s, Inc. (a)(b)	7,356	139,617
Charming Shoppes, Inc. (a)(b)	17,481	61,533
Chico’s FAS, Inc.	33,311	350,432
Citi Trends, Inc. (a)	2,510	60,767
Coldwater Creek, Inc. (a)(b)	10,480	55,230
Dick’s Sporting Goods, Inc. (a)	15,967	447,715
DSW, Inc. (Class A) (a)	2,655	76,198

SPDR Dow Jones Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Express, Inc. (a)	3,097	$47,105
Gymboree Corp. (a)(b)	5,713	237,318
hhgregg, Inc. (a)(b)	4,127	102,185
Hibbett Sports, Inc. (a)(b)	4,974	124,101
J. Crew Group, Inc. (a)(b)	11,097	373,081
Jos. A. Bank Clothiers, Inc. (a)(b)	5,033	214,456
Lumber Liquidators Holdings, Inc. (a)(b)	4,206	103,341
Monro Muffler Brake, Inc. (b)	3,732	172,082
New York & Co., Inc. (a)(b)	4,672	12,007
Office Depot, Inc. (a)	51,927	238,864
Pacific Sunwear of California, Inc. (a)	11,529	60,297
Rue21, Inc. (a)	2,912	75,159
Sally Beauty Holdings, Inc. (a)	17,400	194,880
Systemax, Inc. (b)	854	10,487
The Dress Barn, Inc. (a)	12,744	302,670
The Talbots, Inc. (a)	6,329	82,910
The Wet Seal, Inc. (Class A) (a)(b)	16,854	57,135
Tractor Supply Co.	13,276	526,526
Ulta Salon Cosmetics & Fragrance, Inc. (a)(b)	8,735	255,062
Vitamin Shoppe, Inc. (a)(b)	3,313	90,942
Zumiez, Inc. (a)	3,661	77,467

		5,476,375

TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Carter’s, Inc. (a)	11,088	291,947
Crocs, Inc. (a)(b)	15,327	199,404
Deckers Outdoor Corp. (a)	7,204	359,912
Fossil, Inc. (a)	8,711	468,565
G-III Apparel Group, Ltd. (a)	3,107	97,498
Iconix Brand Group, Inc. (a)	13,100	229,250
K-Swiss, Inc. (Class A) (a)(b)	5,025	64,069
Quiksilver, Inc. (a)	22,999	89,926
Steven Madden, Ltd. (a)	4,677	192,037
True Religion Apparel, Inc. (a)(b)	4,510	96,243
Under Armour, Inc. (Class A) (a)(b)	6,850	308,524
Volcom, Inc. (a)(b)	3,197	61,127

		2,458,502

THRIFTS & MORTGAGE FINANCE — 0.2%
Beneficial Mutual Bancorp, Inc. (a)(b)	6,203	55,641
NewAlliance Bancshares, Inc.	17,970	226,781
ViewPoint Financial Group	2,694	24,920

		307,342

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Beacon Roofing Supply, Inc. (a)(b)	7,999	116,545
H&E Equipment Services, Inc. (a)(b)	5,009	39,922
Houston Wire & Cable Co.	3,679	36,900
Interline Brands, Inc. (a)(b)	5,753	103,784
RSC Holdings, Inc. (a)(b)	9,115	67,998
Rush Enterprises, Inc. (Class A) (a)	5,846	89,678
Titan Machinery, Inc. (a)	2,839	46,276
United Rentals, Inc. (a)	10,600	157,304
WESCO International, Inc. (a)	8,080	317,463

		975,870

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
ICO Global Communications Holdings, Ltd. (a)	30,026	49,242
Leap Wireless International, Inc. (a)	10,883	134,405
Shenandoah Telecommunications Co. (b)	4,400	79,948
Syniverse Holdings, Inc. (a)	13,228	299,879

		563,474

TOTAL COMMON STOCKS —
(Cost $139,678,169)		135,181,362

SHORT TERM INVESTMENTS — 18.5%
MONEY MARKET FUNDS — 18.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	24,749,872	24,749,872
State Street Institutional Liquid Reserves Fund (e)	317,957	317,957

TOTAL SHORT TERM INVESTMENTS —
(Cost $25,067,829)		25,067,829

TOTAL INVESTMENTS — 118.2% (f)
(Cost $164,745,998)		160,249,191
OTHER ASSETS AND LIABILITIES — (18.2)%		(24,717,333)

NET ASSETS — 100.0%		$135,531,858

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at September 30, 2010.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Dow Jones Small Cap Value ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.0%
Applied Signal Technology, Inc.	2,342	$58,269
Ceradyne, Inc. (a)	4,600	107,410
Cubic Corp.	2,955	120,564
Curtiss-Wright Corp.	8,403	254,611
Ducommun, Inc.	1,806	39,335
Esterline Technologies Corp. (a)	5,531	316,539
Triumph Group, Inc.	3,527	263,079

		1,159,807

AIR FREIGHT & LOGISTICS — 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	4,743	238,573
Pacer International, Inc. (a)(b)	6,262	37,822

		276,395

AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	6,679	340,829
Republic Airways Holdings, Inc. (a)(b)	6,279	51,990
SkyWest, Inc.	10,257	143,188

		536,007

AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)(b)	11,719	105,705
Cooper Tire & Rubber Co.	11,411	223,998
Dana Holding Corp. (a)	25,788	317,708
Dorman Products, Inc. (a)(b)	2,475	76,280
Federal-Mogul Corp. (Class A) (a)	4,561	86,249
Gentex Corp.	25,281	493,232
Superior Industries International, Inc.	4,583	79,194

		1,382,366

AUTOMOBILES — 0.2%
Thor Industries, Inc.	6,466	215,964
Winnebago Industries, Inc. (a)(b)	5,332	55,560

		271,524

BEVERAGES — 0.0% (c)
Coca-Cola Hellenic Bottling Co. SA (b)	785	41,550

BIOTECHNOLOGY — 0.7%
ArQule, Inc. (a)(b)	5,346	27,532
Cell Therapeutics, Inc. (a)(b)	156,669	60,631
Clinical Data, Inc. (a)	3,035	51,201
Idenix Pharmaceuticals, Inc. (a)	8,350	25,885
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	18,892	29,849
Nabi Biopharmaceuticals (a)	7,418	35,606
Neurocrine Biosciences, Inc. (a)(b)	10,185	61,721
Novavax, Inc. (a)	16,068	35,189
PDL BioPharma, Inc.	22,312	117,361
Rigel Pharmaceuticals, Inc. (a)(b)	10,008	84,167
Savient Pharmaceuticals, Inc. (a)	12,462	285,006

		814,148

BUILDING PRODUCTS — 1.3%
A.O. Smith Corp. (b)	4,534	262,473
American Woodmark Corp.	1,682	29,822
Ameron International Corp.	1,603	108,940
Apogee Enterprises, Inc.	5,169	47,296
Armstrong World Industries, Inc. (a)(b)	3,371	139,930
Builders FirstSource, Inc. (a)	8,182	18,655
Gibraltar Industries, Inc. (a)	6,251	56,134
Griffon Corp. (a)	10,034	122,315
Lennox International, Inc.	9,391	391,511
Quanex Building Products Corp.	7,273	125,605
Simpson Manufacturing Co., Inc.	6,900	177,882
Universal Forest Products, Inc. (b)	3,593	105,095

		1,585,658

CAPITAL MARKETS — 1.3%
Artio Global Investors, Inc.	7,701	117,825
BGC Partners, Inc. (Class A) (b)	10,488	62,613
Calamos Asset Management, Inc. (Class A)	3,560	40,940
Evercore Partners, Inc. (Class A)	3,106	88,863
FBR Capital Markets Corp. (a)(b)	12,095	37,978
GAMCO Investors, Inc. (Class A) (b)	749	28,859
GFI Group, Inc.	11,700	54,288
Gleacher & Co., Inc. (a)(b)	12,179	19,608
Investment Technology Group, Inc. (a)	8,393	119,349
Janus Capital Group, Inc. (b)	33,643	368,391
LaBranche & Cos., Inc. (a)(b)	7,982	31,130
Piper Jaffray Co., Inc. (a)	3,746	109,121
SWS Group, Inc. (b)	6,095	43,701
Teton Advisors, Inc. (a)(b)	10	90
Waddell & Reed Financial, Inc. (Class A) (b)	15,817	432,753

		1,555,509

CHEMICALS — 3.5%
A. Schulman, Inc.	5,949	119,872
Arch Chemicals, Inc.	4,786	167,941
Cabot Corp.	9,330	303,878
Cytec Industries, Inc.	9,060	510,803
Ferro Corp. (a)(b)	16,397	211,357
Georgia Gulf Corp. (a)	6,100	99,674
H.B. Fuller Co.	8,852	175,889
Innophos Holdings, Inc. (b)	3,791	125,482
Koppers Holdings, Inc.	3,933	105,680
Minerals Technologies, Inc.	3,418	201,389
NewMarket Corp.	1,911	217,242
NL Industries, Inc. (b)	1,217	11,050
Olin Corp. (b)	12,711	256,254
OM Group, Inc. (a)	5,824	175,419
Omnova Solutions, Inc. (a)	8,338	59,950
RPM International, Inc.	24,053	479,136
Sensient Technologies Corp. (b)	8,975	273,648
Solutia, Inc. (a)	22,248	356,413
Spartech Corp. (a)	5,522	45,336
Stepan Co. (b)	1,420	83,936
TPC Group, Inc. (a)	3,206	76,367
Valhi, Inc. (b)	832	16,890
Westlake Chemical Corp.	3,631	108,676
Zep, Inc. (b)	3,910	68,190

		4,250,472

COMMERCIAL BANKS — 9.7%
1st Source Corp. (b)	2,484	43,122
Arrow Financial Corp. (b)	2,040	51,174
Associated Ban-Corp. (b)	32,287	425,866
Bancfirst Corp. (b)	1,294	52,355
BancorpSouth, Inc. (b)	14,460	205,043

SPDR Dow Jones Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Bank of Hawaii Corp. (b)	9,012	$404,819
Bank of the Ozarks, Inc.	2,612	96,879
Boston Private Financial Holdings, Inc. (b)	15,040	98,362
Camden National Corp. (b)	1,266	43,867
Capital City Bank Group, Inc. (b)	2,826	34,308
Cardinal Financial Corp.	5,457	52,442
Cathay General Bancorp (b)	14,681	174,557
Chemical Financial Corp. (b)	4,740	97,834
Citizens Republic Bancorp, Inc. (a)	76,074	68,550
City Holding Co. (b)	2,953	90,569
CoBiz Financial, Inc. (b)	6,928	38,520
Columbia Banking System, Inc.	7,125	140,006
Community Bank System, Inc. (b)	6,121	140,844
Community Trust Bancorp, Inc. (b)	2,461	66,669
CVB Financial Corp. (b)	18,240	136,982
Danvers Bancorp, Inc. (b)	3,624	55,556
F.N.B. Corp. (b)	20,799	178,039
First Bancorp- North Carolina (b)	3,015	41,064
First BanCorp- Puerto Rico (a)(b)	49,336	13,814
First Busey Corp. (b)	10,131	46,096
First Citizens BancShares, Inc. (Class A)	1,100	203,797
First Commonwealth Financial Corp. (b)	15,105	82,322
First Community Bancshares, Inc. (b)	3,082	39,758
First Financial Bancorp (b)	10,972	183,013
First Financial Bankshares, Inc. (b)	3,794	178,280
First Financial Corp. (b)	1,998	58,941
First Interstate Bancsystem, Inc.	2,617	35,225
First Merchants Corp. (b)	4,812	36,716
First Midwest Bancorp, Inc. (b)	13,756	158,607
FirstMerit Corp. (b)	20,174	369,588
Fulton Financial Corp.	36,157	327,582
Glacier Bancorp, Inc. (b)	13,309	194,311
Great Southern Bancorp, Inc.	1,775	38,642
Hancock Holding Co. (b)	5,704	171,519
Heartland Financial USA, Inc.	2,631	40,491
Home Bancshares, Inc. (b)	4,614	93,756
Hudson Valley Holding Corp. (b)	2,132	41,617
IBERIABANK Corp. (b)	4,969	248,351
Independent Bank Corp.- Massachusetts (b)	3,904	87,918
International Bancshares Corp. (b)	11,124	187,884
Lakeland Financial Corp. (b)	2,639	49,244
MB Financial, Inc. (b)	9,676	156,945
National Penn Bancshares, Inc. (b)	23,765	148,531
NBT Bancorp, Inc. (b)	6,422	141,734
Northfield Bancorp, Inc.	3,650	39,493
Old National Bancorp (b)	16,488	173,124
Oriental Financial Group, Inc. (b)	8,886	118,184
Orrstown Financial Services, Inc.	1,200	27,792
Park National Corp. (b)	2,262	144,858
Popular, Inc. (a)	187,877	544,843
Prosperity Bancshares, Inc.	8,694	282,294
Renasant Corp. (b)	5,069	77,100
Republic Bancorp, Inc.- Kentucky	2,025	42,788
S&T Bancorp, Inc. (b)	5,289	92,134
S.Y. Bancorp, Inc.	2,168	53,810
Sandy Spring Bancorp, Inc. (b)	4,329	67,100
SCBT Financial Corp. (b)	2,304	71,862
Simmons First National Corp. (b)	2,940	83,114
Southside Bancshares, Inc. (b)	2,952	55,763
StellarOne Corp. (b)	4,036	51,338
Sterling Bancorp (b)	4,702	40,860
Sterling Bancshares, Inc. (b)	18,960	101,815
Suffolk Bancorp (b)	1,703	43,120
Susquehanna Bancshares, Inc. (b)	23,671	199,783
Synovus Financial Corp.	120,661	296,826
TCF Financial Corp. (b)	24,991	404,604
Tompkins Trustco, Inc. (b)	1,509	59,847
TowneBank (b)	5,497	82,235
Trico Bancshares (b)	2,645	40,654
Trustmark Corp. (b)	10,658	231,705
UMB Financial Corp. (b)	6,070	215,546
Umpqua Holdings Corp. (b)	21,380	242,449
Union First Market Bankshares Corp. (b)	3,607	47,107
United Bankshares, Inc. (b)	8,120	202,107
United Community Banks, Inc. (a)(b)	18,136	40,625
Univest Corp. of Pennsylvania (b)	2,963	51,734
Valley National Bancorp (b)	29,769	384,020
Washington Trust Bancorp, Inc. (b)	2,528	48,335
Webster Financial Corp. (b)	12,154	213,424
WesBanco, Inc. (b)	4,754	77,680
Westamerica Bancorporation	5,407	294,627
Whitney Holding Corp. (b)	17,522	143,155
Wilmington Trust Corp. (b)	16,885	151,627
Wilshire Bancorp, Inc.	4,453	29,123
Wintrust Financial Corp.	5,815	188,464

		11,829,178

COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc. (b)	7,815	168,726
ACCO Brands Corp. (a)	9,902	56,937
APAC Customer Services, Inc. (a)(b)	5,586	31,617
ATC Technology Corp. (a)	3,614	89,410
Bowne & Co., Inc.	7,676	86,969
Consolidated Graphics, Inc. (a)	1,792	74,278
Courier Corp. (b)	1,838	26,136
Deluxe Corp.	9,633	184,279
Ennis, Inc.	4,873	87,178
G & K Services, Inc. (Class A)	3,484	79,644
Healthcare Services Group, Inc.	7,111	162,060
Herman Miller, Inc. (b)	10,461	205,872
HNI Corp.	6,997	201,234
Kimball International, Inc. (Class B)	4,683	27,302
McGrath Rentcorp (b)	4,406	105,524
Mine Safety Appliances Co. (b)	5,709	154,714
Steelcase, Inc. (Class A) (b)	16,639	138,603
The Brink’s Co.	8,941	205,643
UniFirst Corp.	2,896	127,858
United Stationers, Inc. (a)	4,250	227,418
US Ecology, Inc. (b)	3,289	52,624
Viad Corp.	3,835	74,169

		2,568,195

COMMUNICATIONS EQUIPMENT — 0.7%
Adtran, Inc. (b)	11,416	402,985
Bel Fuse, Inc. (Class B)	1,800	37,476
Black Box Corp.	3,317	106,343
EMS Technologies, Inc. (a)	2,766	51,531
Emulex Corp. (a)	14,689	153,353

SPDR Dow Jones Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Extreme Networks, Inc. (a)	16,126	$50,152
Symmetricom, Inc. (a)	8,441	48,282
UTStarcom, Inc. (a)(b)	20,589	44,678

		894,800

COMPUTERS & PERIPHERALS — 1.0%
Avid Technology, Inc. (a)(b)	5,172	67,805
Diebold, Inc.	12,339	383,620
Electronics for Imaging, Inc. (a)	8,184	99,190
Imation Corp. (a)(b)	5,695	53,134
Lexmark International, Inc. (Class A) (a)	14,439	644,268

		1,248,017

CONSTRUCTION & ENGINEERING — 0.5%
Comfort Systems USA, Inc.	7,064	75,797
Dycom Industries, Inc. (a)	7,537	75,295
Granite Construction, Inc. (b)	6,214	141,306
Layne Christensen Co. (a)	3,500	90,615
Michael Baker Corp. (a)(b)	1,392	45,880
MYR Group, Inc. (a)	3,200	52,448
Northwest Pipe Co. (a)(b)	1,627	28,473
Pike Electric Corp. (a)(b)	3,425	24,934
Primoris Services Corp. (b)	4,765	31,163
Tutor Perini Corp. (a)	4,977	99,988

		665,899

CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc. (b)	8,097	191,899
Texas Industries, Inc. (b)	4,182	131,817

		323,716

CONSUMER FINANCE — 0.6%
Advance America Cash Advance Centers, Inc.	9,005	36,290
Cash America International, Inc. (b)	5,401	189,035
Credit Acceptance Corp. (a)(b)	908	54,988
Dollar Financial Corp. (a)	4,404	91,912
Green Dot Corp. (Class A) (a)	740	35,875
Nelnet, Inc. (Class A)	5,418	123,964
The First Marblehead Corp. (a)(b)	11,526	26,971
The Student Loan Corp.	761	22,602
World Acceptance Corp. (a)(b)	2,802	123,736

		705,373

CONTAINERS & PACKAGING — 1.5%
Greif, Inc. (Class A)	6,291	370,162
Myers Industries, Inc. (b)	5,664	48,654
Packaging Corp. of America	18,769	434,878
Rock-Tenn Co. (Class A)	7,081	352,705
Silgan Holdings, Inc.	9,418	298,551
Temple-Inland, Inc.	20,063	374,375

		1,879,325

DISTRIBUTORS — 0.1%
Audiovox Corp. (Class A) (a)(b)	3,588	24,542
Core-Mark Holding Co., Inc. (a)(b)	2,188	67,740

		92,282

DIVERSIFIED CONSUMER SERVICES — 1.4%
Cambium Learning Group, Inc. (a)	880	2,816
Career Education Corp. (a)	12,000	257,640
Hillenbrand, Inc.	11,444	246,160
ITT Educational Services, Inc. (a)	6,500	456,755
Pre-Paid Legal Services, Inc. (a)(b)	1,252	78,238
Regis Corp. (b)	10,802	206,642
Service Corp. International	45,266	390,193
Stewart Enterprises, Inc. (Class A) (b)	15,267	82,289

		1,720,733

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Asset Acceptance Capital Corp. (a)(b)	2,013	10,810
Encore Capital Group, Inc. (a)	2,500	45,050
Life Partners Holdings, Inc. (b)	1,188	22,607
MarketAxess Holdings, Inc.	5,313	90,215
PHH Corp. (a)	10,138	213,506

		382,188

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Alaska Communications Systems Group, Inc. (b)	8,059	81,799
Atlantic Tele-Network, Inc. (b)	1,710	84,200
Cincinnati Bell, Inc. (a)(b)	38,974	104,061
Consolidated Communications Holdings, Inc. (b)	5,075	94,750
Globalstar, Inc. (a)	12,400	21,576
Level 3 Communications, Inc. (a)	303,300	284,283

		670,669

ELECTRIC UTILITIES — 2.7%
ALLETE, Inc.	5,481	199,673
Central Vermont Public Service Corp.	1,802	36,346
Cleco Corp. (b)	11,359	336,454
El Paso Electric Co. (a)	8,204	195,091
Empire District Electric Co.	7,469	150,500
Great Plains Energy, Inc. (b)	24,803	468,777
Hawaiian Electric Industries, Inc. (b)	16,773	378,063
IDACORP, Inc.	8,899	319,652
MGE Energy, Inc. (b)	4,161	164,734
Otter Tail Corp. (b)	6,003	122,401
PNM Resources, Inc.	14,701	167,444
Portland General Electric Co.	13,907	282,034
UIL Holdings Corp.	8,773	247,048
Unisource Energy Corp.	6,829	228,294
Unitil Corp. (b)	2,011	44,142

		3,340,653

ELECTRICAL EQUIPMENT — 1.4%
Acuity Brands, Inc. (b)	7,920	350,381
Brady Corp. (Class A)	8,923	260,284
Encore Wire Corp. (b)	3,400	69,734
Franklin Electric Co., Inc.	3,539	117,353
Generac Holdings, Inc. (a)	4,945	67,450
GrafTech International, Ltd. (a)	22,149	346,189
Thomas & Betts Corp. (a)	9,628	394,940
Vicor Corp. (b)	3,700	54,057

		1,660,388

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
AVX Corp.	9,605	132,741
Benchmark Electronics, Inc. (a)	11,500	188,600
Checkpoint Systems, Inc. (a)	7,456	151,730
Coherent, Inc. (a)	4,360	174,444
CTS Corp.	6,492	62,453
Electro Rent Corp.	3,316	44,036
Littelfuse, Inc. (a)	4,077	178,165

SPDR Dow Jones Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Mercury Computer System, Inc. (a)	4,541	$54,628
Methode Electronics, Inc. (Class A)	7,101	64,477
MTS Systems Corp. (b)	3,196	99,076
Park Electrochemical Corp.	3,573	94,113
Rofin-Sinar Technologies, Inc. (a)	5,123	130,022
Sanmina-SCI Corp. (a)(b)	14,680	177,334
Scansource, Inc. (a)	5,145	142,722
Smart Modular Technologies (WWH), Inc. (a)(b)	8,086	48,759
SYNNEX Corp. (a)(b)	4,221	118,779
Tech Data Corp. (a)	9,298	374,709
Technitrol, Inc. (b)	7,043	31,060
Vishay Intertechnology, Inc. (a)	31,557	305,472
Vishay Precision Group, Inc. (a)	2,256	35,216
X-Rite, Inc. (a)(b)	4,641	17,589

		2,626,125

ENERGY EQUIPMENT & SERVICES — 1.0%
Bristow Group, Inc. (a)(b)	6,404	231,056
Gulf Island Fabrication, Inc. (b)	2,229	40,568
Gulfmark Offshore, Inc. (Class A) (a)(b)	4,989	153,262
Hornbeck Offshore Services, Inc. (a)	4,300	83,807
PHI, Inc. (non-voting) (a)(b)	2,533	40,984
SEACOR Holdings, Inc. (a)	3,900	332,124
Unit Corp. (a)	8,600	320,694

		1,202,495

FOOD & STAPLES RETAILING — 1.4%
Arden Group, Inc. (Class A) (b)	260	21,450
BJ’s Wholesale Club, Inc. (a)(b)	10,008	415,332
Casey’s General Stores, Inc.	6,987	291,707
Ingles Markets, Inc. (b)	2,160	35,878
Nash Finch Co.	2,333	99,246
Pantry, Inc. (a)	4,375	105,481
PriceSmart, Inc. (b)	3,142	91,526
Ruddick Corp. (b)	7,847	272,134
Spartan Stores, Inc. (b)	4,041	58,595
The Andersons, Inc.	3,481	131,930
Village Super Market, Inc. (Class A) (b)	845	23,609
Weis Markets, Inc. (b)	2,056	80,451
Winn-Dixie Stores, Inc. (a)(b)	10,555	75,257

		1,702,596

FOOD PRODUCTS — 2.0%
B&G Foods, Inc.	8,956	97,800
Cal-Maine Foods, Inc.	2,541	73,638
Calavo Growers, Inc. (b)	2,220	48,130
Chiquita Brands International, Inc. (a)(b)	8,325	110,223
Corn Products International, Inc.	13,987	524,513
Del Monte Foods Co.	36,576	479,511
Dole Food Co., Inc. (a)(b)	6,451	59,027
Farmer Brothers Co. (b)	1,063	17,008
Fresh Del Monte Produce, Inc. (a)	7,449	161,643
Hain Celestial Group, Inc. (a)(b)	7,326	175,677
Lancaster Colony Corp. (b)	3,833	182,068
Lance, Inc.	6,157	131,144
Limoneira Co. (b)	1,481	29,827
Pilgrim’s Pride Corp. (a)	8,837	49,664
Sanderson Farms, Inc. (b)	3,979	172,251
Seneca Foods Corp. (a)	2,132	55,837
Tootsie Roll Industries, Inc. (b)	4,522	112,507

		2,480,468

GAS UTILITIES — 1.9%
Chesapeake Utilities Corp. (b)	1,698	61,502
Laclede Group, Inc.	4,040	139,057
New Jersey Resources Corp. (b)	7,730	303,171
Nicor, Inc. (b)	8,273	379,069
Northwest Natural Gas Co. (b)	4,929	233,881
Piedmont Natural Gas Co., Inc. (b)	12,382	359,078
South Jersey Industries, Inc. (b)	5,552	274,657
Southwest Gas Corp.	8,304	278,931
WGL Holdings, Inc. (b)	9,381	354,414

		2,383,760

HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Analogic Corp.	2,354	105,648
Atrion Corp. (b)	308	48,513
CONMED Corp. (a)	5,467	122,515
Hill-Rom Holdings, Inc.	11,483	412,125
Invacare Corp. (b)	6,014	159,431
STERIS Corp.	10,021	332,898
The Cooper Cos., Inc. (b)	8,555	395,412

		1,576,542

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Cross Country Healthcare, Inc. (a)(b)	6,200	44,578
Gentiva Health Services, Inc. (a)	5,548	121,224
Hanger Orthopedic Group, Inc. (a)(b)	5,775	83,968
Health Net, Inc. (a)	17,879	486,130
HEALTHSOUTH Corp. (a)(b)	17,113	328,569
Kindred Healthcare, Inc. (a)	7,539	98,158
Landauer, Inc. (b)	1,709	107,035
LifePoint Hospitals, Inc. (a)(b)	10,283	360,522
Magellan Health Services, Inc. (a)	6,204	293,077
Medcath Corp. (a)(b)	3,469	34,933
Molina Healthcare, Inc. (a)	3,304	89,175
National Healthcare Corp. (b)	2,166	80,293
Owens & Minor, Inc. (b)	11,761	334,718
RehabCare Group, Inc. (a)	4,646	93,942
Res-Care, Inc. (a)	4,573	60,684
Skilled Healthcare Group, Inc. (Class A) (a)(b)	4,154	16,325
Sun Healthcare Group, Inc. (a)	13,138	111,279
Tenet Healthcare Corp. (a)	89,662	423,205
Triple-S Management Corp. (Class B) (a)	3,694	62,244

		3,230,059

HEALTH CARE TECHNOLOGY — 0.0% (c)
MedQuist, Inc. (a)(b)	1,682	14,734

HOTELS, RESTAURANTS & LEISURE — 1.6%
AFC Enterprises, Inc. (a)	4,466	55,378
Ameristar Casinos, Inc.	4,505	78,612
Biglari Holdings, Inc. (a)(b)	271	89,064
Bob Evans Farms, Inc.	5,812	163,143
Boyd Gaming Corp. (a)	10,646	77,183
Brinker International, Inc.	18,535	349,570
Churchill Downs, Inc. (b)	2,270	81,084
Cracker Barrel Old Country Store, Inc.	4,316	219,080

SPDR Dow Jones Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

International Speedway Corp. (Class A)	5,404	$131,858
Jack in the Box, Inc. (a)(b)	10,215	219,010
Krispy Kreme Doughnuts, Inc. (a)(b)	10,594	48,521
Landry’s Restaurants, Inc. (a)	1,285	31,470
Marcus Corp.	3,840	45,504
Ruby Tuesday, Inc. (a)	11,125	132,054
Speedway Motorsports, Inc. (b)	2,497	39,153
Vail Resorts, Inc. (a)	6,851	257,049

		2,017,733

HOUSEHOLD DURABLES — 1.5%
American Greetings Corp. (Class A) (b)	6,906	128,383
Beazer Homes USA, Inc. (a)(b)	15,517	64,085
Blyth, Inc. (b)	1,229	50,684
Brookfield Homes Corp. (a)	1,627	13,325
Cavco Industries, Inc. (a)(b)	1,256	45,103
CSS Industries, Inc. (b)	1,432	24,759
Ethan Allen Interiors, Inc. (b)	5,026	87,754
Furniture Brands International, Inc. (a)(b)	6,387	34,362
Helen of Troy, Ltd. (a)	5,427	137,249
KB HOME	13,835	156,751
La-Z-Boy, Inc. (a)	10,008	84,467
M.D.C. Holdings, Inc. (b)	6,759	196,214
M/I Homes, Inc. (a)(b)	3,257	33,775
Meritage Homes Corp. (a)(b)	5,400	105,948
Sealy Corp. (a)(b)	9,649	23,544
Skyline Corp. (b)	1,193	24,170
Standard Pacific Corp. (a)(b)	20,209	80,230
Tupperware Brands Corp.	11,691	534,980

		1,825,783

HOUSEHOLD PRODUCTS — 0.3%
Cellu Tissue Holdings, Inc. (a)	1,520	18,134
Central Garden & Pet Co. (Class A) (a)	11,164	115,659
Spectrum Brands Holdings, Inc. (a)	3,483	94,668
WD-40 Co.	2,927	111,284

		339,745

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Dynegy, Inc. (a)	18,585	90,509
Mirant Corp. (a)	26,400	262,944
RRI Energy, Inc. (a)	64,735	229,809

		583,262

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	11,178	334,781
Standex International Corp.	2,399	58,032
Tredegar Corp.	4,423	83,948

		476,761

INSURANCE — 6.4%
AMBAC Financial Group, Inc. (a)(b)	51,650	28,666
American Equity Investment Life Holding Co. (b)	11,087	113,531
American Physicians Capital, Inc. (b)	1,479	61,319
AMERISAFE, Inc. (a)(b)	3,436	64,528
Argo Group International Holdings, Ltd.	5,732	199,130
Arthur J. Gallagher & Co. (b)	19,756	520,966
Aspen Insurance Holdings, Ltd.	13,360	404,541
Baldwin & Lyons, Inc. (Class B) (b)	1,790	45,556
CNA Surety Corp. (a)(b)	2,848	51,036
CNO Financial Group, Inc. (a)	41,194	228,215
Delphi Financial Group	8,637	215,839
Donegal Group, Inc. (Class A) (b)	2,374	31,028
EMC Insurance Group, Inc. (b)	885	18,868
Employers Holdings, Inc.	7,763	122,423
Endurance Specialty Holdings, Ltd.	8,562	340,768
Enstar Group, Ltd. (a)(b)	1,851	134,383
Erie Indemnity Co. (Class A) (b)	5,246	294,091
FBL Financial Group, Inc. (Class A)	2,412	62,664
First American Financial Corp.	22,100	330,174
First Mercury Financial Corp. (b)	2,702	27,236
Flagstone Reinsurance Holdings SA (b)	6,797	72,116
FPIC Insurance Group, Inc. (a)(b)	1,756	61,618
Global Indemnity PLC (a)	2,609	41,874
Greenlight Capital Re, Ltd. (Class A) (a)(b)	5,764	144,215
Harleysville Group, Inc.	2,335	76,565
Hilltop Holdings, Inc. (a)(b)	7,814	74,858
Horace Mann Educators Corp.	7,284	129,510
Infinity Property & Casualty Corp.	2,270	110,708
Kansas City Life Insurance Co. (b)	658	20,523
Maiden Holdings, Ltd.	10,986	83,603
MBIA, Inc. (a)	28,519	286,616
Meadowbrook Insurance Group, Inc.	10,658	95,602
Mercury General Corp.	4,978	203,451
Montpelier Re Holdings, Ltd. (b)	12,827	222,164
National Financial Partners Corp. (a)(b)	7,823	99,117
National Interstate Corp.	1,104	24,034
National Western Life Insurance Co. (Class A) (b)	403	56,694
OneBeacon Insurance Group, Ltd. (Class A)	4,177	59,689
Platinum Underwriters Holdings, Ltd.	8,510	370,355
Presidential Life Corp.	3,957	38,779
Primerica, Inc.	3,350	68,139
ProAssurance Corp. (a)	5,861	337,535
Protective Life Corp.	15,673	341,044
RLI Corp. (b)	3,235	183,166
Safety Insurance Group, Inc.	2,764	116,143
Selective Insurance Group, Inc.	9,923	161,646
StanCorp Financial Group, Inc. (b)	8,838	335,844
State Auto Financial Corp.	2,469	37,554
Stewart Information Services Corp.	3,064	34,684
Symetra Financial Corp.	17,730	185,456
The Navigators Group, Inc. (a)	2,072	92,473
The Phoenix Cos., Inc. (a)(b)	19,723	41,418
United Fire & Casualty Co.	4,164	88,318
Unitrin, Inc.	8,657	211,144
Universal Insurance Holdings, Inc. (b)	3,801	17,066

		7,818,683

INTERNET SOFTWARE & SERVICES — 0.3%
EarthLink, Inc. (b)	19,743	179,464
InfoSpace, Inc. (a)	6,300	54,558

SPDR Dow Jones Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

United Online, Inc.	15,973	$91,365

		325,387

IT SERVICES — 0.8%
CACI International, Inc. (Class A) (a)	5,591	253,049
CIBER, Inc. (a)(b)	11,028	33,194
Convergys Corp. (a)(b)	19,891	207,861
CSG Systems International, Inc. (a)	6,180	112,661
Global Cash Access Holdings, Inc. (a)(b)	6,383	26,043
iGate Corp.	4,266	77,385
MAXIMUS, Inc.	3,272	201,490
TNS, Inc. (a)(b)	4,960	84,072

		995,755

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Callaway Golf Co. (b)	12,469	87,283
Eastman Kodak Co. (a)(b)	51,224	215,141
JAKKS Pacific, Inc. (a)	5,291	93,333
Leapfrog Enterprises, Inc. (a)	6,983	38,267
Marine Products Corp. (a)(b)	2,616	16,062
Polaris Industries, Inc. (b)	5,970	388,647
Pool Corp. (b)	9,288	186,410
RC2 Corp. (a)	4,108	86,063

		1,111,206

LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Albany Molecular Research, Inc. (a)	4,150	26,477

MACHINERY — 4.4%
Albany International Corp. (Class A) (b)	4,824	91,270
Ampco-Pittsburgh Corp.	1,481	36,758
Barnes Group, Inc. (b)	8,288	145,786
Blount International, Inc. (a)	8,577	109,185
Briggs & Stratton Corp. (b)	9,466	179,949
Cascade Corp. (b)	1,557	49,513
Crane Co.	9,497	360,316
EnPro Industries, Inc. (a)(b)	3,853	120,522
Federal Signal Corp.	12,644	68,151
Graco, Inc. (b)	10,999	348,998
Harsco Corp.	14,700	361,326
IDEX Corp.	15,178	538,971
Kaydon Corp.	6,214	215,004
Kennametal, Inc.	14,690	454,362
Mueller Industries, Inc.	7,150	189,404
Mueller Water Products, Inc. (Class A)	29,709	89,721
NACCO Industries, Inc.	985	86,079
Robbins & Myers, Inc.	4,755	127,339
Snap-On, Inc.	10,586	492,355
Tecumseh Products Co. (Class A) (a)	2,908	33,355
The Manitowoc Co., Inc. (b)	23,964	290,204
The Toro Co. (b)	6,105	343,284
Titan International, Inc. (b)	6,406	86,929
Trinity Industries, Inc. (b)	14,955	333,048
Wabash National Corp. (a)	12,600	101,934
Watts Water Technologies, Inc. (b)	5,369	182,815

		5,436,578

MARINE — 0.4%
Alexander & Baldwin, Inc. (b)	7,679	267,536
Baltic Trading, Ltd.	3,234	35,606
Eagle Bulk Shipping, Inc. (a)(b)	11,880	62,014
Genco Shipping & Trading, Ltd. (a)(b)	5,323	84,849
Horizon Lines, Inc. (Class A) (b)	5,428	22,798

		472,803

MEDIA — 1.5%
Arbitron, Inc.	5,119	143,178
Ascent Media Corp. (Class A) (a)	2,604	69,553
Belo Corp. (a)(b)	17,535	108,717
Cinemark Holdings, Inc.	10,811	174,057
Dex One Corp. (a)	9,651	118,514
Entercom Communications Corp. (Class A) (a)(b)	4,849	38,113
Entravision Communications Corp. (Class A) (a)	9,764	19,430
Harte-Hanks, Inc.	7,181	83,802
Journal Communications, Inc. (Class A) (a)	7,576	34,168
LIN TV Corp. (Class A) (a)	5,383	23,900
Meredith Corp.	6,831	227,541
PRIMEDIA, Inc. (b)	3,554	13,505
Regal Entertainment Group	14,655	192,274
Scholastic Corp.	5,341	148,587
Sinclair Broadcast Group, Inc. (a)	9,179	64,437
SuperMedia, Inc. (a)	2,600	27,482
The E.W. Scripps Co. (Class A) (a)(b)	6,392	50,369
The McClatchy Co. (Class A) (a)(b)	10,917	42,904
The New York Times Co. (Class A) (a)(b)	18,221	141,031
Value Line, Inc. (b)	266	3,689
World Wrestling Entertainment, Inc. (Class A) (b)	4,921	68,451

		1,793,702

METALS & MINING — 1.7%
AK Steel Holding Corp.	19,996	276,145
AMCOL International Corp. (b)	4,772	124,979
Carpenter Technology Corp.	8,213	276,860
Century Aluminum Co. (a)	10,200	134,334
Coeur d’Alene Mines Corp. (a)(b)	16,557	329,815
Commercial Metals Co.	20,786	301,189
Kaiser Aluminum Corp. (b)	2,667	114,121
Metals USA Holdings Corp. (a)	1,905	24,727
Olympic Steel, Inc.	1,700	39,083
Schnitzer Steel Industries, Inc. (Class A)	4,000	193,120
US Gold Corp. (a)(b)	16,226	80,643
Worthington Industries, Inc. (b)	12,017	180,616

		2,075,632

MULTI-UTILITIES — 0.6%
Avista Corp.	10,206	213,101
Black Hills Corp. (b)	7,283	227,230
CH Energy Group, Inc.	2,951	130,316
NorthWestern Corp.	6,763	192,746

		763,393

MULTILINE RETAIL — 0.8%
Big Lots, Inc. (a)	15,112	502,474
Dillard’s, Inc. (Class A) (b)	8,781	207,583
Fred’s, Inc. (Class A) (b)	6,791	80,134
Retail Ventures, Inc. (a)(b)	3,659	39,371

SPDR Dow Jones Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Saks, Inc. (a)(b)	21,853	$187,935

		1,017,497

OIL, GAS & CONSUMABLE FUELS — 1.3%
Alon USA Energy, Inc.	3,400	18,360
Clayton Williams Energy, Inc. (a)(b)	1,738	87,925
Cloud Peak Energy, Inc. (a)	5,954	108,660
DHT Holdings, Inc. (b)	8,651	35,729
Energy Partners, Ltd. (a)	5,100	61,251
General Maritime Corp.	15,468	75,948
Harvest Natural Resources, Inc. (a)	5,711	59,509
Holly Corp.	8,100	232,875
James River Coal Co. (a)(b)	4,956	86,879
Overseas Shipholding Group, Inc.	4,884	167,619
Ship Finance International, Ltd. (b)	7,881	153,128
Stone Energy Corp. (a)(b)	7,949	117,089
Teekay Corp.	7,932	212,022
USEC, Inc. (a)	20,966	108,813
W&T Offshore, Inc.	6,400	67,840

		1,593,647

PAPER & FOREST PRODUCTS — 1.1%
Buckeye Technologies, Inc.	7,107	104,544
Domtar Corp.	7,699	497,201
KapStone Paper and Packaging Corp. (a)	7,984	96,926
Louisiana-Pacific Corp. (a)(b)	23,385	177,024
Neenah Paper, Inc.	2,695	40,964
P.H. Glatfelter Co.	8,495	103,299
Schweitzer-Mauduit International, Inc. (b)	3,313	193,181
Wausau Paper Corp. (a)	9,371	77,686

		1,290,825

PERSONAL PRODUCTS — 0.4%
Elizabeth Arden, Inc. (a)	4,869	97,331
Nu Skin Enterprises, Inc. (Class A) (b)	10,197	293,674
Prestige Brands Holdings, Inc. (a)	8,188	80,979

		471,984

PHARMACEUTICALS — 0.4%
Medicis Pharmaceutical Corp. (Class A)	10,646	315,654
Par Pharmaceutical Cos., Inc. (a)	6,502	189,078

		504,732

PROFESSIONAL SERVICES — 0.2%
CDI Corp. (b)	2,320	29,974
CRA International, Inc. (a)	1,900	34,295
Heidrick & Struggles International, Inc.	3,100	60,388
Kelly Services, Inc. (Class A) (a)	4,956	58,134
School Specialty, Inc. (a)(b)	2,887	37,560
Volt Information Sciences, Inc. (a)	1,658	11,938

		232,289

REAL ESTATE INVESTMENT TRUSTS — 14.2%
Acadia Realty Trust	7,636	145,084
American Campus Communities, Inc. (b)	12,094	368,141
American Capital Agency Corp. (b)	5,593	148,606
Anworth Mortgage Asset Corp.	21,732	154,949
Apartment Investment & Management Co. (Class A)	21,461	458,836
Associated Estates Realty Corp.	5,949	83,167
BioMed Realty Trust, Inc.	20,830	373,274
Brandywine Realty Trust	24,697	302,538
BRE Properties, Inc. (b)	11,750	487,625
Camden Property Trust (b)	12,400	594,828
CapLease, Inc. (b)	11,661	65,185
Capstead Mortgage Corp. (b)	12,559	136,516
CBL & Associates Properties, Inc. (b)	25,216	329,321
Cedar Shopping Centers, Inc.	8,995	54,690
Chimera Investment Corp. (b)	152,207	601,218
Cogdell Spencer, Inc.	9,280	58,650
Colonial Properties Trust	13,604	220,249
Colony Financial, Inc.	2,822	52,151
CommonWealth REIT	12,096	309,658
Cousins Properties, Inc.	17,698	126,364
CreXus Investment Corp. (b)	3,438	41,359
Cypress Sharpridge Investments, Inc.	5,327	71,115
DCT Industrial Trust, Inc. (b)	39,848	190,872
Developers Diversified Realty Corp.	34,684	389,154
DiamondRock Hospitality Co. (a)	28,211	267,722
Douglas Emmett, Inc. (b)	22,250	389,597
Duke Realty Corp.	45,324	525,305
DuPont Fabros Technology, Inc.	11,181	281,202
EastGroup Properties, Inc.	4,965	185,592
Education Realty Trust, Inc.	10,534	75,318
Entertainment Properties Trust	8,505	367,246
Equity One, Inc. (b)	8,103	136,779
FelCor Lodging Trust, Inc. (a)	17,384	79,966
First Industrial Realty Trust, Inc. (a)(b)	10,882	55,172
First Potomac Realty Trust (b)	7,102	106,530
Franklin Street Properties Corp.	13,106	162,776
Getty Realty Corp. (b)	4,198	112,632
Glimcher Realty Trust	15,887	97,705
Government Properties Income Trust	5,103	136,250
Hatteras Financial Corp. (b)	6,771	192,770
Healthcare Realty Trust, Inc. (b)	11,791	275,791
Hersha Hospitality Trust	22,248	115,245
Highwoods Properties, Inc. (b)	13,347	433,377
Home Properties, Inc. (b)	7,046	372,733
Hospitality Properties Trust	23,121	516,292
Inland Real Estate Corp. (b)	14,098	117,154
Invesco Mortgage Capital, Inc. (b)	5,003	107,665
Investors Real Estate Trust (b)	14,199	118,988
iStar Financial, Inc. (a)(b)	18,546	56,751
Kilroy Realty Corp. (b)	9,548	316,421
Kite Realty Group Trust	11,522	51,158
Lexington Realty Trust (b)	20,900	149,644
LTC Properties, Inc.	4,351	111,038
Mack-Cali Realty Corp.	14,589	477,206
Medical Properties Trust, Inc.	21,191	214,877
MFA Financial, Inc.	51,428	392,396
National Health Investors, Inc. (b)	4,464	196,684
National Retail Properties, Inc. (b)	15,265	383,304
NorthStar Realty Finance Corp.	13,265	49,611
OMEGA Healthcare Investors, Inc.	17,061	383,019
Parkway Properties, Inc. (b)	3,860	57,128
Pennsylvania Real Estate Investment Trust	9,937	117,853

SPDR Dow Jones Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Pennymac Mortgage Investment Trust (b)	3,075	$55,012
Post Properties, Inc.	9,118	254,575
Potlatch Corp. (b)	7,303	248,302
PS Business Parks, Inc.	3,502	198,108
Ramco-Gershenson Properties Trust (b)	7,039	75,388
Redwood Trust, Inc. (b)	13,061	188,862
Retail Opportunity Investments Corp.	7,500	71,775
Saul Centers, Inc.	1,358	56,968
Senior Housing Properties Trust	23,311	547,808
Sovran Self Storage, Inc.	5,109	193,631
Starwood Property Trust, Inc. (b)	8,890	176,644
Sun Communities, Inc.	3,345	102,691
Sunstone Hotel Investors, Inc. (a)	17,858	161,972
The Macerich Co.	1	43
Universal Health Realty Income Trust (b)	2,037	70,093
Urstadt Biddle Properties	664	10,458
Urstadt Biddle Properties (Class A) (b)	4,160	75,213
Walter Investment Management Corp.	4,897	85,649
Washington Real Estate Investment Trust (b)	11,485	364,419
Weingarten Realty Investors	21,990	479,822
Winthrop Realty Trust (b)	2,373	29,330

		17,397,210

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Avatar Holdings, Inc. (a)(b)	1,409	26,884
Forest City Enterprises, Inc. (Class A) (a)	22,741	291,767
Forestar Real Estate Group, Inc. (a)(b)	6,702	114,269
Hudson Pacific Properties, Inc.	2,390	39,124

		472,044

ROAD & RAIL — 0.8%
AMERCO, Inc. (a)	1,137	90,369
Arkansas Best Corp. (b)	4,912	119,018
Avis Budget Group, Inc. (a)(b)	19,076	222,235
Con-way, Inc.	10,135	314,083
Roadrunner Transportation Systems, Inc. (a)	2,058	22,309
Universal Truckload Services, Inc. (a)(b)	1,062	16,631
Werner Enterprises, Inc. (b)	9,441	193,446

		978,091

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Actel Corp. (a)(b)	4,219	67,293
Brooks Automation, Inc. (a)	11,689	78,433
Cohu, Inc.	4,217	53,092
Conexant Systems, Inc. (a)(b)	15,168	24,876
Cymer, Inc. (a)(b)	5,100	189,108
DSP Group, Inc. (a)	4,260	29,820
Fairchild Semiconductor International, Inc. (a)	23,251	218,560
Intersil Corp. (Class A) (b)	22,601	264,206
Kulicke & Soffa Industries, Inc. (a)(b)	12,781	79,114
Lattice Semiconductor Corp. (a)	21,827	103,678
LTX-Credence Corp. (a)	27,877	58,263
Micrel, Inc. (b)	10,013	98,728
MKS Instruments, Inc. (a)	8,600	154,628
Novellus Systems, Inc. (a)	16,855	448,006
PMC-Sierra, Inc. (a)	41,724	307,089
Semtech Corp. (a)	11,200	226,128
Teradyne, Inc. (a)(b)	33,624	374,571
Veeco Instruments, Inc. (a)(b)	7,400	258,038

		3,033,631

SOFTWARE — 1.2%
Compuware Corp. (a)	42,186	359,847
Epicor Software Corp. (a)(b)	9,405	81,824
Fair Isaac Corp. (b)	7,644	188,501
JDA Software Group, Inc. (a)	7,682	194,816
Novell, Inc. (a)	63,360	378,259
OPNET Technologies, Inc.	2,473	44,885
Renaissance Learning, Inc. (b)	1,243	12,666
S1 Corp. (a)	10,088	52,558
Take-Two Interactive Software, Inc. (a)	15,995	162,189

		1,475,545

SPECIALTY RETAIL — 4.4%
America’s Car-Mart, Inc. (a)	2,148	54,087
Asbury Automotive Group, Inc. (a)	5,873	82,633
Barnes & Noble, Inc. (b)	7,538	122,191
Big 5 Sporting Goods Corp. (b)	3,441	46,178
Brown Shoe Co., Inc.	8,257	94,708
Christopher & Banks Corp.	6,527	51,629
Collective Brands, Inc. (a)(b)	11,643	187,918
Conn’s, Inc. (a)(b)	2,132	9,914
Foot Locker, Inc.	28,409	412,783
Genesco, Inc. (a)	4,585	137,000
Group 1 Automotive, Inc. (a)(b)	4,638	138,583
Haverty Furniture Cos., Inc. (b)	3,686	40,214
Hot Topic, Inc. (b)	8,063	48,297
Jo-Ann Stores, Inc. (a)(b)	5,045	224,755
Kirkland’s, Inc. (a)(b)	3,493	48,413
MarineMax, Inc. (a)	4,233	29,800
OfficeMax, Inc. (a)(b)	15,635	204,662
Penske Automotive Group, Inc. (a)(b)	8,336	110,035
Pier 1 Imports, Inc. (a)(b)	22,477	184,087
RadioShack Corp. (b)	22,947	489,460
Rent-A-Center, Inc.	12,247	274,088
Select Comfort Corp. (a)(b)	10,376	70,349
Shoe Carnival, Inc. (a)	1,745	35,284
Signet Jewelers, Ltd. (a)	15,665	497,207
Sonic Automotive, Inc. (Class A) (a)	6,744	66,294
Stage Stores, Inc.	7,398	96,174
Stein Mart, Inc. (a)(b)	4,811	42,481
The Buckle, Inc. (b)	5,089	135,062
The Cato Corp. (Class A)	5,161	138,108
The Children’s Place Retail Stores, Inc. (a)(b)	5,107	249,068
The Finish Line, Inc. (Class A)	9,306	129,446
The Men’s Wearhouse, Inc. (b)	9,612	228,670
The Pep Boys — Manny, Moe & Jack (b)	10,258	108,530
Williams-Sonoma, Inc. (b)	17,719	561,692

		5,349,800

SPDR Dow Jones Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 1.9%
Columbia Sportswear Co.	2,648	$154,749
Hanesbrands, Inc. (a)	17,201	444,818
Jones Apparel Group, Inc.	16,407	322,233
Kenneth Cole Productions, Inc. (Class A) (a)	1,330	22,171
Liz Claiborne, Inc. (a)(b)	18,298	111,252
Maidenform Brands, Inc. (a)	4,379	126,334
Movado Group, Inc. (a)(b)	3,035	33,021
Oxford Industries, Inc. (b)	2,722	64,729
Perry Ellis International, Inc. (a)	1,919	41,930
Skechers USA, Inc. (a)(b)	6,246	146,719
The Timberland Co. (Class A) (a)	8,105	160,560
The Warnaco Group, Inc. (a)	8,271	422,896
Weyco Group, Inc. (b)	1,425	34,514
Wolverine World Wide, Inc.	9,169	265,993

		2,351,919

THRIFTS & MORTGAGE FINANCE — 2.3%
Astoria Financial Corp. (b)	16,652	226,967
Bank Mutual Corp. (b)	8,851	45,937
BankFinancial Corp. (b)	3,596	32,975
Berkshire Hills Bancorp, Inc. (b)	2,471	46,850
Brookline Bancorp, Inc.	11,208	111,856
Clifton Savings Bancorp, Inc. (b)	1,798	15,463
Dime Community Bancshares	5,528	76,563
Doral Financial Corp. (a)	9,515	15,795
ESSA Bancorp, Inc. (b)	2,374	28,108
First Financial Holdings, Inc. (b)	2,983	33,231
First Niagara Financial Group, Inc. (b)	38,280	445,962
Flagstar Bancorp, Inc. (a)(b)	7,326	13,333
Flushing Financial Corp. (b)	5,643	65,233
Kearny Financial Corp. (b)	3,846	33,960
Meridian Interstate Bancorp, Inc. (a)	1,811	19,088
MGIC Investment Corp. (a)	37,177	343,144
Northwest Bancshares, Inc.	8,325	93,157
Ocwen Financial Corp. (a)	13,400	135,876
Oritani Financial Corp. (b)	3,226	32,195
Provident Financial Services, Inc. (b)	10,543	130,311
Provident New York Bancorp (b)	6,874	57,673
Radian Group, Inc.	24,683	193,021
Rockville Financial, Inc. (b)	1,528	17,557
Roma Financial Corp.	1,334	14,047
The PMI Group, Inc. (a)	27,146	99,626
TrustCo Bank Corp. NY (b)	13,895	77,256
United Financial Bancorp, Inc. (b)	2,699	36,463
Washington Federal, Inc.	20,573	313,944
Westfield Financial, Inc. (b)	5,306	41,387
WSFS Financial Corp. (b)	1,754	65,793

		2,862,771

TOBACCO — 0.3%
Alliance One International, Inc. (a)(b)	17,158	71,206
Universal Corp. (b)	4,434	177,759
Vector Group, Ltd. (b)	8,238	154,051

		403,016

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Aceto Corp. (b)	4,444	30,175
Aircastle, Ltd.	9,439	80,043
Applied Industrial Technologies, Inc.	7,249	221,819
GATX Corp. (b)	7,623	223,506
Kaman Corp. (Class A)	4,723	123,790
Lawson Products, Inc. (b)	720	10,994
TAL International Group, Inc. (b)	2,336	56,578
Textainer Group Holdings, Ltd. (b)	3,443	92,066
Watsco, Inc.	4,705	261,975

		1,100,946

WATER UTILITIES — 0.3%
American States Water Co. (b)	3,539	126,625
California Water Service Group (b)	3,644	134,646
Connecticut Water Service, Inc. (b)	1,518	36,356
Middlesex Water Co. (b)	2,970	50,015
SJW Corp. (b)	2,324	57,240

		404,882

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp.	5,362	90,725
USA Mobility, Inc. (b)	4,136	66,300

		157,025

TOTAL COMMON STOCKS —
(Cost $137,393,828)		122,232,385

SHORT TERM INVESTMENTS — 16.7%
MONEY MARKET FUNDS — 16.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	20,390,224	20,390,224
State Street Institutional Liquid Reserves Fund (d)	150,103	150,103

TOTAL SHORT TERM INVESTMENTS —
(Cost $20,540,327)		20,540,327

TOTAL INVESTMENTS — 116.4% (f)
(Cost $157,934,155)		142,772,712
OTHER ASSETS AND LIABILITIES — (16.4)%		(20,167,931)

NET ASSETS — 100.0%		$122,604,781

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at September 30, 2010.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR DJ Global Titans ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 2.1%
BHP Billiton, Ltd. ADR (a)	24,231	$1,849,310

BRAZIL — 1.2%
Petroleo Brasileiro SA ADR (a)	31,808	1,043,938

FRANCE — 4.3%
BNP Paribas	14,172	1,009,366
Sanofi-Aventis SA ADR	31,785	1,056,851
Total SA ADR	31,913	1,646,711

		3,712,928

GERMANY — 3.3%
Allianz SE	6,531	739,147
E.ON AG	28,907	853,603
Siemens AG ADR (a)	12,404	1,307,382

		2,900,132

ITALY — 0.9%
Eni SpA ADR	17,610	760,400

JAPAN — 2.8%
Mitsubishi UFJ Financial Group, Inc. ADR	201,042	930,825
Toyota Motor Corp. ADR (a)	21,442	1,534,818

		2,465,643

NETHERLANDS ANTILLES — 1.4%
Schlumberger, Ltd.	19,719	1,214,887

RUSSIA — 1.0%
Gazprom OAO ADR (a)	43,538	912,121

SOUTH KOREA — 1.2%
Samsung Electronics Co., Ltd. GDR (b)	3,068	1,052,324

SPAIN — 3.4%
Banco Santander SA ADR (a)	117,655	1,489,512
Telefonica SA ADR (a)	19,146	1,419,676

		2,909,188

SWITZERLAND — 6.9%
Nestle SA	47,352	2,537,363
Novartis AG ADR (a)	35,177	2,028,658
Roche Holding AG	10,102	1,387,674

		5,953,695

UNITED KINGDOM — 10.8%
BP PLC ADR	45,101	1,856,808
GlaxoSmithKline PLC ADR (a)	37,519	1,482,751
HSBC Holdings PLC ADR	50,669	2,563,345
Royal Dutch Shell PLC ADR	25,459	1,535,178
Vodafone Group PLC ADR	75,978	1,885,014

		9,323,096

UNITED STATES — 60.4%
Abbott Laboratories	22,267	1,163,228
Apple, Inc. (c)	13,014	3,692,723
AT&T, Inc.	85,500	2,445,300
Bank of America Corp.	143,271	1,878,283
Chevron Corp.	28,894	2,341,859
Cisco Systems, Inc. (c)	83,129	1,820,525
ConocoPhillips	20,010	1,149,174
Exxon Mobil Corp.	73,537	4,543,851
General Electric Co.	153,462	2,493,758
Google, Inc. (Class A) (c)	3,514	1,847,626
Hewlett-Packard Co.	33,910	1,426,594
Intel Corp.	80,269	1,543,573
International Business Machines Corp.	18,131	2,432,092
Johnson & Johnson	39,909	2,472,762
JPMorgan Chase & Co.	57,285	2,180,840
Merck & Co., Inc.	44,419	1,635,063
Microsoft Corp.	110,753	2,712,341
Oracle Corp.	54,972	1,475,998
PepsiCo, Inc.	22,991	1,527,522
Pfizer, Inc.	116,194	1,995,051
Philip Morris International, Inc.	26,487	1,483,802
Procter & Gamble Co.	40,829	2,448,515
The Coca-Cola Co.	30,741	1,798,963
The Goldman Sachs Group, Inc.	6,205	897,119
Verizon Communications, Inc.	40,846	1,331,171
Wal-Mart Stores, Inc.	30,414	1,627,757

		52,365,490

TOTAL COMMON STOCKS —
(Cost $102,914,102)		86,463,152

SHORT TERM INVESTMENTS — 7.1%
MONEY MARKET FUNDS — 7.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	6,106,369	6,106,369
State Street Institutional Liquid Reserves Fund (d)	38,184	38,184

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,144,553)		6,144,553

TOTAL INVESTMENTS — 106.8% (f)
(Cost $109,058,655)		92,607,705
OTHER ASSETS AND LIABILITIES — (6.8)%		(5,900,323)

NET ASSETS — 100.0%		$86,707,382

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.2% of net assets as of September 30, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR DJ Global Titans ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	18.2%
Pharmaceuticals	15.3
Commercial Banks	6.9
Diversified Telecommunication Services	6.0
Computers & Peripherals	5.9
Software	4.8
Diversified Financial Services	4.7
Industrial Conglomerates	4.4
Beverages	3.8
Semiconductors & Semiconductor Equipment	3.0
Food Products	2.9
Household Products	2.8
IT Services	2.8
Wireless Telecommunication Services	2.2
Metals & Mining	2.1
Internet Software & Services	2.1
Communications Equipment	2.1
Food & Staples Retailing	1.9
Automobiles	1.8
Tobacco	1.7
Energy Equipment & Services	1.4
Capital Markets	1.0
Electric Utilities	1.0
Insurance	0.9
Short Term Investments	7.1
Other Assets & Liabilities	(6.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each Security is valued based on Level 1 inputs. (See accompanying Notes to Schedule of Investments).

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
DIVERSIFIED REITS — 9.0%
Colonial Properties Trust (a)	342,879	$5,551,211
Cousins Properties, Inc. (a)	439,033	3,134,696
Liberty Property Trust (a)	545,334	17,396,155
PS Business Parks, Inc.	91,562	5,179,662
Vornado Realty Trust	867,503	74,197,532
Washington Real Estate Investment Trust (a)	300,754	9,542,924

		115,002,180

INDUSTRIAL REITS — 5.4%
AMB Property Corp. (a)	809,783	21,434,956
DCT Industrial Trust, Inc. (a)	1,016,772	4,870,338
DuPont Fabros Technology, Inc. (a)	285,169	7,172,000
EastGroup Properties, Inc. (a)	129,768	4,850,728
First Industrial Realty Trust, Inc. (a)(b)	280,699	1,423,144
First Potomac Realty Trust (a)	181,349	2,720,235
ProLogis (a)	2,278,676	26,842,803

		69,314,204

OFFICE REITS — 17.6%
Alexandria Real Estate Equities, Inc. (a)	240,644	16,845,080
BioMed Realty Trust, Inc. (a)	546,654	9,796,040
Boston Properties, Inc.	667,315	55,467,223
Brandywine Realty Trust	632,697	7,750,538
CommonWealth REIT	311,013	7,961,933
Corporate Office Properties Trust (a)	283,814	10,589,100
Digital Realty Trust, Inc. (a)	419,173	25,862,974
Douglas Emmett, Inc. (a)	584,898	10,241,564
Duke Realty Corp.	1,188,556	13,775,364
Franklin Street Properties Corp. (a)	346,779	4,306,995
Highwoods Properties, Inc. (a)	344,704	11,192,539
Kilroy Realty Corp. (a)	251,817	8,345,215
Mack-Cali Realty Corp.	381,292	12,472,061
Parkway Properties, Inc. (a)	105,194	1,556,871
Piedmont Office Realty Trust, Inc. (Class A)	271,228	5,128,922
SL Green Realty Corp. (a)	375,379	23,772,752

		225,065,171

RESIDENTIAL REITS — 17.8%
American Campus Communities, Inc. (a)	311,573	9,484,282
Apartment Investment & Management Co. (Class A)	562,747	12,031,531
AvalonBay Communities, Inc.	410,089	42,620,550
BRE Properties, Inc.	307,185	12,748,178
Camden Property Trust	322,351	15,463,178
Education Realty Trust, Inc. (a)	273,069	1,952,443
Equity Lifestyle Properties, Inc. (a)	146,244	7,967,373
Equity Residential (a)	1,362,422	64,810,415
Essex Property Trust, Inc. (a)	144,985	15,867,158
Home Properties, Inc. (a)	180,500	9,548,450
Mid-America Apartment Communities, Inc.	157,882	9,201,363
Post Properties, Inc. (a)	233,278	6,513,122
Sun Communities, Inc. (a)	85,772	2,633,200
UDR, Inc. (a)	780,862	16,491,805

		227,333,048

RETAIL REITS — 23.8%
Acadia Realty Trust (a)	193,194	3,670,686
Alexander’s, Inc. (a)	16,621	5,248,579
CBL & Associates Properties, Inc. (a)	663,844	8,669,803
Cedar Shopping Centers, Inc. (a)	247,487	1,504,721
Developers Diversified Realty Corp.	909,873	10,208,775
Equity One, Inc. (a)	202,007	3,409,878
Federal Realty Investment Trust (a)	293,304	23,951,205
Inland Real Estate Corp. (a)	357,755	2,972,944
Kimco Realty Corp. (a)	1,934,565	30,469,399
Kite Realty Group Trust (a)	303,228	1,346,332
Pennsylvania Real Estate Investment Trust (a)	258,139	3,061,529
Ramco-Gershenson Properties Trust (a)	177,128	1,897,041
Regency Centers Corp. (a)	393,908	15,547,549
Saul Centers, Inc.	36,699	1,539,523
Simon Property Group, Inc.	1,409,914	130,755,424
Tanger Factory Outlet Centers, Inc. (a)	193,989	9,144,641
Taubman Centers, Inc. (a)	262,849	11,725,694
The Macerich Co. (a)	624,750	26,833,013
Weingarten Realty Investors	575,915	12,566,465

		304,523,201

SPECIALIZED REITS — 26.0%
Ashford Hospitality Trust (a)(b)	246,266	2,228,707
DiamondRock Hospitality Co. (a)(b)	744,262	7,063,046
Extra Space Storage, Inc.	416,203	6,675,896
FelCor Lodging Trust, Inc. (b)	447,499	2,058,495
HCP, Inc.	1,482,783	53,350,532
Health Care REIT, Inc.	592,393	28,043,885
Healthcare Realty Trust, Inc. (a)	306,378	7,166,182
Hersha Hospitality Trust	591,484	3,063,887
Hospitality Properties Trust	594,101	13,266,275
Host Hotels & Resorts, Inc.	3,169,479	45,894,056
LaSalle Hotel Properties	336,169	7,862,993
Nationwide Health Properties, Inc.	595,902	23,043,530
Public Storage (a)	679,069	65,896,856
Senior Housing Properties Trust (a)	611,346	14,366,631
Sovran Self Storage, Inc.	132,386	5,017,430
Sunstone Hotel Investors, Inc. (b)	472,887	4,289,085
U-Store-It Trust (a)	394,163	3,291,261
Universal Health Realty Income Trust (a)	55,307	1,903,114
Ventas, Inc.	753,630	38,864,699

		333,346,560

TOTAL COMMON STOCKS —
(Cost $1,403,326,400)		1,274,584,364

SHORT TERM INVESTMENTS — 11.5%
MONEY MARKET FUNDS — 11.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	144,919,249	144,919,249

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund (c)	2,071,216	$2,071,216

TOTAL SHORT TERM INVESTMENTS —
(Cost $146,990,465)		146,990,465

TOTAL INVESTMENTS — 111.1% (e)
(Cost $1,550,316,865)		1,421,574,829
OTHER ASSETS AND LIABILITIES — (11.1)%		(142,312,631)

NET ASSETS — 100.0%		$1,279,262,198

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR KBW Bank ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ASSET MANAGEMENT & CUSTODY BANKS — 7.4%
Northern Trust Corp.	271,349	$13,089,876
State Street Corp. (a)	441,354	16,621,391
The Bank of New York Mellon Corp.	1,003,959	26,233,449

		55,944,716

CONSUMER FINANCE — 3.5%
Capital One Financial Corp.	665,878	26,335,475

DIVERSIFIED BANKS — 15.9%
Comerica, Inc. (b)	781,086	29,017,345
U.S. Bancorp	1,944,109	42,031,637
Wells Fargo & Co.	1,941,465	48,789,015

		119,837,997

OTHER DIVERSIFIED FINANCIAL SERVICES — 26.3%
Bank of America Corp.	4,543,560	59,566,071
Citigroup, Inc. (c)	19,429,441	75,774,820
JPMorgan Chase & Co.	1,667,186	63,469,771

		198,810,662

REGIONAL BANKS — 44.7%
BB&T Corp.	1,090,075	26,249,006
Commerce Bancshares, Inc. (b)	375,452	14,113,241
Cullen/Frost Bankers, Inc. (b)	269,047	14,493,562
Fifth Third Bancorp	2,640,861	31,769,558
Huntington Bancshares, Inc.	5,743,308	32,564,556
Keycorp	3,039,756	24,196,458
M&T Bank Corp. (b)	442,621	36,210,824
Marshall & Ilsley Corp.	4,343,318	30,576,959
PNC Financial Services Group, Inc.	532,979	27,666,940
Regions Financial Corp.	5,191,580	37,742,786
SunTrust Banks, Inc. (b)	1,317,883	34,040,918
Zions Bancorporation	1,332,467	28,461,495

		338,086,303

THRIFTS & MORTGAGE FINANCE — 2.1%
First Niagara Financial Group, Inc.	403,585	4,701,765
People’s United Financial, Inc.	868,006	11,362,199

		16,063,964

TOTAL COMMON STOCKS —
(Cost $958,796,662)		755,079,117

SHORT TERM INVESTMENTS — 2.8%
MONEY MARKET FUNDS — 2.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	20,414,012	20,414,012
State Street Institutional Liquid Reserves Fund (d)	807,754	807,754

TOTAL SHORT TERM INVESTMENTS —
(Cost $21,221,766)		21,221,766

TOTAL INVESTMENTS — 102.7% (f)
(Cost $980,018,428)		776,300,883
OTHER ASSETS AND LIABILITIES — (2.7)%		(20,285,483)

NET ASSETS — 100.0%		$756,015,400

(a)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(b)	Security, or portion thereof, was on loan at September 30, 2010.
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR KBW Capital Markets ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 28.5%
Franklin Resources, Inc.	19,398	$2,073,646
Janus Capital Group, Inc. (a)	187,352	2,051,505
Legg Mason, Inc.	59,186	1,793,928
SEI Investments Co.	88,657	1,803,283
State Street Corp. (b)	90,132	3,394,371
T. Rowe Price Group, Inc.	40,523	2,028,784

		13,145,517

INVESTMENT BANKING & BROKERAGE — 52.3%
Greenhill & Co., Inc. (a)	13,745	1,090,253
Investment Technology Group, Inc. (c)	66,499	945,616
Jefferies Group, Inc.	90,676	2,057,438
Knight Capital Group, Inc. (Class A) (a)(c)	93,452	1,157,870
Lazard, Ltd. (Class A)	70,476	2,472,298
Morgan Stanley	143,066	3,530,869
optionsXpress Holdings, Inc. (a)(c)	113,403	1,741,870
Piper Jaffray Co., Inc. (a)(c)	17,990	524,049
Raymond James Financial, Inc. (a)	67,001	1,697,135
Stifel Financial Corp. (a)(c)	27,047	1,252,006
TD Ameritrade Holding Corp. (c)	98,817	1,595,894
The Charles Schwab Corp.	182,701	2,539,544
The Goldman Sachs Group, Inc.	24,201	3,498,981

		24,103,823

SPECIALIZED FINANCE — 19.0%
CME Group, Inc.	10,983	2,860,522
Interactive Brokers Group, Inc. (Class A) (a)(c)	61,718	1,062,167
Intercontinental Exchange, Inc. (c)	18,006	1,885,588
NYSE Euronext (a)	65,347	1,866,964
The NASDAQ OMX Group, Inc. (c)	56,065	1,089,343

		8,764,584

TOTAL COMMON STOCKS —
(Cost $72,341,658)		46,013,924

SHORT TERM INVESTMENTS — 12.9%
MONEY MARKET FUNDS — 12.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	5,856,689	5,856,689
State Street Institutional Liquid Reserves Fund (d)	83,364	83,364

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,940,053)		5,940,053

TOTAL INVESTMENTS — 112.7% (f)
(Cost $78,281,711)		51,953,977
OTHER ASSETS AND LIABILITIES — (12.7)%		(5,858,984)

NET ASSETS — 100.0%		$46,094,993

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR KBW Insurance ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 4.3%
Ameriprise Financial, Inc.	170,375	$8,063,849

INSURANCE BROKERS — 6.7%
AON Corp. (a)	139,436	5,453,342
Marsh & McLennan Cos., Inc.	289,302	6,977,964

		12,431,306

LIFE & HEALTH INSURANCE — 34.1%
AFLAC, Inc.	272,630	14,097,697
Lincoln National Corp.	300,067	7,177,603
MetLife, Inc.	388,923	14,954,089
Principal Financial Group, Inc.	288,923	7,488,884
Prudential Financial, Inc.	222,530	12,056,676
Unum Group	334,391	7,406,761

		63,181,710

MULTI-LINE INSURANCE — 11.9%
Assurant, Inc.	154,363	6,282,574
Genworth Financial, Inc. (Class A) (b)	694,271	8,483,991
Hartford Financial Services Group, Inc.	323,105	7,415,260

		22,181,825

PROPERTY & CASUALTY INSURANCE — 30.1%
Axis Capital Holdings, Ltd.	188,000	6,192,720
Chubb Corp.	132,813	7,569,013
Cincinnati Financial Corp. (a)	198,630	5,730,475
Fidelity National Financial, Inc. (Class A)	276,548	4,344,569
MBIA, Inc. (b)	580,934	5,838,387
The Allstate Corp.	235,923	7,443,371
The Progressive Corp.	362,341	7,562,057
The Travelers Cos., Inc.	212,951	11,094,747

		55,775,339

REINSURANCE — 8.5%
Arch Capital Group, Ltd. (b)	41,950	3,515,410
Everest Re Group, Ltd.	49,379	4,269,802
XL Group PLC	365,129	7,908,694

		15,693,906

THRIFTS & MORTGAGE FINANCE — 4.2%
MGIC Investment Corp. (a)(b)	844,299	7,792,880

TOTAL COMMON STOCKS —
(Cost $201,645,198)		185,120,815

SHORT TERM INVESTMENTS — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,919,120	2,919,120
State Street Institutional Liquid Reserves Fund (c)	175,545	175,545

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,094,666)		3,094,665

TOTAL INVESTMENTS — 101.5% (e)
(Cost $204,739,864)		188,215,480
OTHER ASSETS AND LIABILITIES — (1.5)%		(2,728,674)

NET ASSETS — 100.0%		$185,486,806

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR KBW Mortgage Finance ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
COMMERCIAL BANKS — 7.0%
Popular, Inc. (a)(b)	31,538	$91,460
United Community Banks, Inc. (a)(b)	23,118	51,784

		143,244

DIVERSIFIED FINANCIAL SERVICES — 5.0%
PHH Corp. (a)(b)	4,910	103,405

HOUSEHOLD DURABLES — 32.9%
D.R. Horton, Inc. (a)	12,809	142,436
KB HOME (a)	5,723	64,842
Lennar Corp. (Class A) (a)	5,676	87,297
M.D.C. Holdings, Inc. (a)	2,416	70,136
Meritage Homes Corp. (a)(b)	3,739	73,359
Pulte Group, Inc. (a)(b)	13,802	120,906
Ryland Group, Inc. (a)	2,771	49,656
Toll Brothers, Inc. (a)(b)	3,634	69,119

		677,751

INSURANCE — 8.9%
Fidelity National Financial, Inc. (Class A) (a)	5,570	87,505
First American Financial Corp. (a)	6,362	95,048

		182,553

IT SERVICES — 6.7%
Lender Processing Services, Inc.	4,143	137,672

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.8%
Avatar Holdings, Inc. (a)(b)	3,044	58,080

THRIFTS & MORTGAGE FINANCE — 36.6%
Astoria Financial Corp. (a)	5,222	71,176
Capitol Federal Financial (a)	1,768	43,670
Hudson City Bancorp, Inc.	10,796	132,359
MGIC Investment Corp. (a)(b)	8,804	81,261
New York Community Bancorp, Inc. (a)	10,826	175,922
Ocwen Financial Corp. (a)(b)	8,144	82,580
Radian Group, Inc. (a)	8,565	66,978
TFS Financial Corp. (a)	3,889	35,740
Washington Federal, Inc. (a)	4,143	63,222

		752,908

TOTAL COMMON STOCKS —
(Cost $2,231,701)		2,055,613

SHORT TERM INVESTMENTS — 23.0%
MONEY MARKET FUNDS — 23.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	470,713	470,713
State Street Institutional Liquid Reserves Fund (c)	3,133	3,133

TOTAL SHORT TERM INVESTMENTS —
(Cost $473,846)		473,846

TOTAL INVESTMENTS — 122.9% (e)
(Cost $2,705,547)		2,529,459
OTHER ASSETS AND LIABILITIES — (22.9)%		(470,797)

NET ASSETS — 100.0%		$2,058,662

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR KBW Regional Banking ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
REGIONAL BANKS — 92.4%
Associated Ban-Corp. (a)	1,066,088	$14,061,701
BancorpSouth, Inc. (a)	415,365	5,889,876
Bank of Hawaii Corp. (a)	260,811	11,715,630
BOK Financial Corp.	192,781	8,700,206
Boston Private Financial Holdings, Inc. (a)	2,030,203	13,277,528
Cathay General Bancorp (a)	1,202,272	14,295,014
City Holding Co. (a)	283,531	8,695,896
City National Corp. (a)	232,548	12,341,322
Columbia Banking System, Inc. (a)	606,829	11,924,190
Community Bank System, Inc. (a)	521,859	12,007,976
CVB Financial Corp. (a)	1,542,486	11,584,070
East West Bancorp, Inc.	833,634	13,571,561
F.N.B. Corp. (a)	1,701,242	14,562,631
First Commonwealth Financial Corp. (a)	1,258,840	6,860,678
First Financial Bancorp (a)	782,575	13,053,351
First Horizon National Corp. (b)	674,883	7,700,412
First Midwest Bancorp, Inc. (a)	1,128,496	13,011,559
FirstMerit Corp.	731,540	13,401,813
Fulton Financial Corp. (a)	1,667,304	15,105,774
Glacier Bancorp, Inc. (a)	634,112	9,258,035
Hancock Holding Co. (a)	221,203	6,651,574
IBERIABANK Corp.	170,156	8,504,397
MB Financial, Inc. (a)	657,829	10,669,986
National Penn Bancshares, Inc. (a)	1,389,381	8,683,631
Old National Bancorp (a)	1,003,705	10,538,902
PacWest Bancorp (a)	606,110	11,552,457
Pinnacle Financial Partners, Inc. (a)(b)	791,069	7,269,924
PrivateBancorp, Inc. (a)	544,386	6,200,557
Prosperity Bancshares, Inc.	266,534	8,654,359
S&T Bancorp, Inc. (a)	421,019	7,334,151
Signature Bank (b)	362,934	14,096,357
Sterling Bancshares, Inc. (a)	1,616,221	8,679,107
Susquehanna Bancshares, Inc. (a)	1,258,855	10,624,736
SVB Financial Group (a)(b)	283,513	11,998,270
Synovus Financial Corp. (a)	4,718,174	11,606,708
TCF Financial Corp. (a)	600,465	9,721,528
Texas Capital Bancshares, Inc. (a)(b)	714,526	12,339,864
Trustmark Corp. (a)	460,205	10,004,857
UMB Financial Corp. (a)	198,506	7,048,948
Umpqua Holdings Corp. (a)	1,060,468	12,025,707
United Bankshares, Inc. (a)	391,274	9,738,810
Valley National Bancorp (a)	833,597	10,753,401
Westamerica Bancorporation (a)	153,119	8,343,454
Whitney Holding Corp. (a)	1,151,227	9,405,525
Wilmington Trust Corp. (a)	805,266	7,231,289
Wintrust Financial Corp. (a)	351,540	11,393,411

		482,091,133

THRIFTS & MORTGAGE FINANCE — 7.3%
Brookline Bancorp, Inc.	935,663	9,337,917
Hudson City Bancorp, Inc.	617,252	7,567,510
Provident Financial Services, Inc. (a)	890,282	11,003,885
Webster Financial Corp. (a)	578,052	10,150,593

		38,059,905

TOTAL COMMON STOCKS —
(Cost $708,047,534)		520,151,038

SHORT TERM INVESTMENTS — 21.7%
MONEY MARKET FUNDS — 21.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	112,394,182	112,394,182
State Street Institutional Liquid Reserves Fund (c)	438,933	438,933

TOTAL SHORT TERM INVESTMENTS —
(Cost $112,833,115)		112,833,115

TOTAL INVESTMENTS — 121.4% (e)
(Cost $820,880,649)		632,984,153
OTHER ASSETS AND LIABILITIES — (21.4)%		(111,436,082)

NET ASSETS — 100.0%		$521,548,071

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedule of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedule of Investments)

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 16.1%
Cisco Systems, Inc. (a)	223,325	$4,890,817
Juniper Networks, Inc. (a)	199,561	6,056,676
Nokia Oyj ADR (b)	418,365	4,196,201
QUALCOMM, Inc.	116,855	5,272,498
Research In Motion, Ltd. (a)(b)	74,391	3,622,098
Telefonaktiebolaget LM Ericsson (Class B) ADR	575,570	6,314,003

		30,352,293

COMPUTERS & PERIPHERALS — 17.9%
Apple, Inc. (a)	26,617	7,552,574
Dell, Inc. (a)	379,144	4,913,706
EMC Corp. (a)	300,383	6,100,779
Hewlett-Packard Co.	101,190	4,257,063
NetApp, Inc. (a)	156,778	7,805,976
Seagate Technology (a)	268,846	3,167,006

		33,797,104

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Flextronics International, Ltd. (a)	738,842	4,462,606

HOUSEHOLD DURABLES — 3.0%
Sony Corp, ADR (b)	181,903	5,624,441

INTERNET & CATALOG RETAIL — 3.4%
Amazon.com, Inc. (a)	40,515	6,363,286

INTERNET SOFTWARE & SERVICES — 7.8%
eBay, Inc. (a)	229,815	5,607,486
Google, Inc. (Class A) (a)	8,748	4,599,611
Yahoo!, Inc. (a)(b)	322,673	4,572,276

		14,779,373

IT SERVICES — 11.9%
Accenture PLC (Class A)	125,900	5,349,491
Automatic Data Processing, Inc.	122,955	5,167,799
Infosys Technologies, Ltd. ADR	95,175	6,406,229
International Business Machines Corp.	40,763	5,467,949

		22,391,468

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.9%
Analog Devices, Inc.	168,625	5,291,453
Applied Materials, Inc.	383,055	4,474,082
Broadcom Corp. (Class A)	165,243	5,847,950
Intel Corp.	265,789	5,111,122
NVIDIA Corp. (a)(b)	309,649	3,616,700
Texas Instruments, Inc.	204,613	5,553,197

		29,894,504

SOFTWARE — 21.4%
Activision Blizzard, Inc.	471,042	5,096,674
Adobe Systems, Inc. (a)	139,575	3,649,886
Intuit, Inc. (a)	170,926	7,488,268
Microsoft Corp.	172,214	4,217,521
Oracle Corp.	213,960	5,744,826
Salesforce.com, Inc. (a)(b)	76,726	8,577,967
SAP AG ADR (b)	112,412	5,543,036

		40,318,178

TOTAL COMMON STOCKS —
(Cost $208,222,406)		187,983,253

SHORT TERM INVESTMENTS — 8.5%
MONEY MARKET FUNDS — 8.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	15,674,027	15,674,027
State Street Institutional Liquid Reserves Fund (c)	379,744	379,744

TOTAL SHORT TERM INVESTMENTS —
(Cost $16,053,771)		16,053,771

TOTAL INVESTMENTS — 108.3% (e)
(Cost $224,276,177)		204,037,024
OTHER ASSETS AND LIABILITIES — (8.3)%		(15,693,828)

NET ASSETS — 100.0%		$188,343,196

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at September 30, 2010.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investment of cash collateral for securities loaned.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BEVERAGES — 4.5%
Brown-Forman Corp. (Class B) (a)	630,840	$38,884,978
PepsiCo, Inc.	869,883	57,795,026
The Coca-Cola Co.	1,035,441	60,594,007

		157,274,011

CAPITAL MARKETS — 1.4%
Eaton Vance Corp. (a)	1,643,243	47,719,777

CHEMICALS — 7.5%
Air Products & Chemicals, Inc.	647,536	53,628,931
PPG Industries, Inc. (a)	920,111	66,984,081
RPM International, Inc. (a)	5,025,143	100,100,849
The Valspar Corp.	1,292,774	41,174,852

		261,888,713

COMMERCIAL BANKS — 1.5%
Commerce Bancshares, Inc. (a)	1,351,651	50,808,561

COMMERCIAL SERVICES & SUPPLIES — 4.9%
ABM Industries, Inc. (a)	2,437,877	52,633,765
Pitney Bowes, Inc. (a)	5,485,124	117,271,951

		169,905,716

COMPUTERS & PERIPHERALS — 2.4%
Diebold, Inc. (a)	2,731,358	84,917,920

CONTAINERS & PACKAGING — 3.8%
Bemis Co., Inc. (a)	2,008,149	63,758,731
Sonoco Products Co.	2,075,712	69,411,809

		133,170,540

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
CenturyLink, Inc. (a)	3,152,441	124,395,322

ELECTRICAL EQUIPMENT — 1.6%
Emerson Electric Co.	1,092,742	57,543,794

FOOD & STAPLES RETAILING — 2.2%
SUPERVALU, Inc. (a)	6,561,854	75,658,177

FOOD PRODUCTS — 1.1%
Hormel Foods Corp. (a)	840,635	37,492,321

GAS UTILITIES — 8.9%
National Fuel Gas Co. (a)	1,369,653	70,961,722
Northwest Natural Gas Co. (a)	1,524,548	72,339,802
Piedmont Natural Gas Co., Inc. (a)	2,855,868	82,820,172
WGL Holdings, Inc. (a)	2,271,374	85,812,510

		311,934,206

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Teleflex, Inc. (a)	1,044,795	59,323,460

HOTELS, RESTAURANTS & LEISURE — 1.6%
McDonald’s Corp.	753,019	56,107,446

HOUSEHOLD DURABLES — 4.8%
Leggett & Platt, Inc. (a)	5,113,745	116,388,836
Stanley Black & Decker, Inc.	823,383	50,456,910

		166,845,746

HOUSEHOLD PRODUCTS — 5.8%
Kimberly-Clark Corp.	1,180,270	76,776,563
Procter & Gamble Co.	1,017,710	61,032,069
The Clorox Co.	973,512	64,991,661

		202,800,293

INDUSTRIAL CONGLOMERATES — 1.5%
3M Co. (a)	614,699	53,300,550

INSURANCE — 7.6%
AFLAC, Inc.	964,443	49,871,347
Chubb Corp.	915,923	52,198,452
Cincinnati Financial Corp. (a)	4,079,140	117,683,189
RLI Corp. (a)	782,234	44,290,089

		264,043,077

IT SERVICES — 2.0%
Automatic Data Processing, Inc.	1,689,665	71,016,620

MACHINERY — 2.9%
Dover Corp.	960,091	50,126,351
Pentair, Inc. (a)	1,510,595	50,801,310

		100,927,661

MEDIA — 2.1%
The McGraw-Hill Cos., Inc. (a)	2,221,077	73,428,806

MULTI-UTILITIES — 11.2%
Black Hills Corp. (a)	2,265,062	70,669,935
Consolidated Edison, Inc. (a)	1,993,837	96,142,820
Integrys Energy Group, Inc. (a)	2,163,821	112,648,521
Vectren Corp. (a)	4,294,747	111,105,105

		390,566,381

OIL, GAS & CONSUMABLE FUELS — 1.6%
Exxon Mobil Corp.	931,686	57,568,878

PHARMACEUTICALS — 7.5%
Abbott Laboratories	1,345,169	70,271,628
Eli Lilly & Co. (a)	3,191,938	116,601,495
Johnson & Johnson	1,224,657	75,879,748

		262,752,871

SPECIALTY RETAIL — 1.2%
The Sherwin-Williams Co.	538,278	40,446,209

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
V.F. Corp.	861,071	69,763,972

TOBACCO — 1.8%
Universal Corp. (a)	1,591,979	63,822,438

WATER UTILITIES — 1.1%
American States Water Co. (a)	1,030,006	36,853,615

TOTAL COMMON STOCKS —
(Cost $3,188,742,831)		3,482,277,081

SHORT TERM INVESTMENTS — 13.0%
MONEY MARKET FUNDS — 13.0%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	446,257,083	446,257,083
State Street Institutional Liquid Reserves Fund (b)	7,100,726	7,100,726

TOTAL SHORT TERM INVESTMENTS —
(Cost $453,357,809)		453,357,809

TOTAL INVESTMENTS — 112.8% (d)
(Cost $3,642,100,640)		3,935,634,890
OTHER ASSETS AND LIABILITIES — (12.8)%		(445,603,380)

NET ASSETS — 100.0%		$3,490,031,510

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Investments of cash collateral for securities loaned.
(d)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
Acorda Therapeutics, Inc. (a)(b)	480,889	$15,878,955
Alexion Pharmaceuticals, Inc. (b)	268,460	17,278,086
Alkermes, Inc. (b)	1,164,421	17,058,768
Amgen, Inc. (b)	299,484	16,504,563
Amylin Pharmaceuticals, Inc. (a)(b)	743,377	15,499,410
Arena Pharmaceuticals, Inc. (a)(b)	2,322,246	3,645,926
Biogen Idec, Inc. (b)	282,218	15,838,074
BioMarin Pharmaceutical, Inc. (a)(b)	717,098	16,027,140
Celgene Corp. (b)	293,586	16,913,489
Cephalon, Inc. (a)(b)	264,146	16,493,276
Cepheid, Inc. (a)(b)	924,975	17,306,282
Cubist Pharmaceuticals, Inc. (a)(b)	698,639	16,341,166
Dendreon Corp. (a)(b)	388,226	15,987,147
Genzyme Corp. (b)	229,968	16,279,435
Gilead Sciences, Inc. (b)	473,380	16,857,062
Human Genome Sciences, Inc. (a)(b)	542,824	16,170,727
Incyte Corp. (a)(b)	1,157,853	18,514,069
Isis Pharmaceuticals, Inc. (a)(b)	1,995,022	16,758,185
Martek Biosciences Corp. (a)(b)	723,486	16,372,488
Myriad Genetics, Inc. (b)	1,009,904	16,572,525
Onyx Pharmaceuticals, Inc. (b)	631,752	16,665,618
Pharmasset, Inc. (a)(b)	585,628	17,276,026
Regeneron Pharmaceuticals, Inc. (a)(b)	647,270	17,735,198
Savient Pharmaceuticals, Inc. (a)(b)	1,111,971	25,430,777
Seattle Genetics, Inc. (a)(b)	1,279,801	19,875,310
Talecris Biotherapeutics Holdings Corp. (b)	709,664	16,237,112
Theravance, Inc. (a)(b)	1,086,049	21,829,585
United Therapeutics Corp. (a)(b)	319,460	17,892,955
Vertex Pharmaceuticals, Inc. (a)(b)	446,381	15,431,391

TOTAL COMMON STOCKS —
(Cost $477,265,594)		486,670,745

SHORT TERM INVESTMENTS — 22.1%
MONEY MARKET FUNDS — 22.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	107,245,419	107,245,419
State Street Institutional Liquid Reserves Fund (c)	667,776	667,776

TOTAL SHORT TERM INVESTMENTS —
(Cost $107,913,195)		107,913,195

TOTAL INVESTMENTS — 122.0% (e)
(Cost $585,178,789)		594,583,940
OTHER ASSETS AND LIABILITIES — (22.0)%		(107,364,036)

NET ASSETS — 100.0%		$487,219,904

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 31.5%
A.O. Smith Corp.	567,388	$32,846,091
Armstrong World Industries, Inc. (a)(b)	751,717	31,203,773
Lennox International, Inc.	714,939	29,805,807
Masco Corp.	2,801,227	30,841,509
Owens Corning, Inc. (a)(b)	1,186,363	30,406,484
Quanex Building Products Corp.	1,853,380	32,007,872
Simpson Manufacturing Co., Inc.	1,290,821	33,277,365
USG Corp. (a)(b)	2,367,998	31,233,894

		251,622,795

HOME FURNISHINGS — 12.4%
Leggett & Platt, Inc. (a)	1,431,470	32,580,257
Mohawk Industries, Inc. (a)(b)	636,135	33,905,996
Tempur-Pedic International, Inc. (a)(b)	1,062,387	32,933,997

		99,420,250

HOME FURNISHING RETAIL — 16.6%
Aaron’s, Inc. (a)	1,844,489	34,030,822
Bed Bath & Beyond, Inc. (b)	758,749	32,937,294
Pier 1 Imports, Inc. (a)(b)	3,935,421	32,231,098
Williams-Sonoma, Inc. (a)	1,059,827	33,596,516

		132,795,730

HOME IMPROVEMENT RETAIL — 8.0%
Lowe’s Cos., Inc.	1,422,714	31,712,295
The Home Depot, Inc.	1,031,619	32,681,690

		64,393,985

HOMEBUILDING — 31.4%
D.R. Horton, Inc. (a)	2,768,281	30,783,285
KB HOME (a)	2,628,192	29,777,415
Lennar Corp. (Class A) (a)	2,107,208	32,408,859
M.D.C. Holdings, Inc. (a)	1,108,568	32,181,729
NVR, Inc. (a)(b)	49,608	32,122,668
Pulte Group, Inc. (a)(b)	3,499,170	30,652,729
Ryland Group, Inc. (a)	1,754,540	31,441,357
Toll Brothers, Inc. (a)(b)	1,653,236	31,444,549

		250,812,591

TOTAL COMMON STOCKS —
(Cost $868,498,939)		799,045,351

SHORT TERM INVESTMENTS — 16.2%
MONEY MARKET FUNDS — 16.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	129,174,247	129,174,247
State Street Institutional Liquid Reserves Fund (c)	45,995	45,995

TOTAL SHORT TERM INVESTMENTS —
(Cost $129,220,242)		129,220,242

TOTAL INVESTMENTS — 116.1% (e)
(Cost $997,719,181)		928,265,593
OTHER ASSETS AND LIABILITIES — (16.1)%		(128,894,981)

NET ASSETS — 100.0%		$799,370,612

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALUMINUM — 4.2%
Alcoa, Inc. (a)	2,455,480	$29,735,863

COAL & CONSUMABLE FUELS — 24.0%
Alpha Natural Resources, Inc. (b)	682,645	28,090,842
Arch Coal, Inc.	1,158,263	30,937,205
CONSOL Energy, Inc.	796,394	29,434,722
Massey Energy Co. (a)	861,427	26,721,465
Patriot Coal Corp. (a)(b)	2,318,439	26,453,389
Peabody Energy Corp.	596,402	29,229,662

		170,867,285

DIVERSIFIED METALS & MINING — 16.5%
Compass Minerals International, Inc.	377,498	28,923,897
Freeport-McMoRan Copper & Gold, Inc.	345,830	29,530,424
Titanium Metals Corp. (b)	1,445,834	28,858,846
Walter Energy, Inc.	364,717	29,647,845

		116,961,012

GOLD — 8.0%
Newmont Mining Corp.	451,966	28,387,984
Royal Gold, Inc.	568,172	28,317,692

		56,705,676

PRECIOUS METALS & MINERALS — 13.0%
Coeur d’Alene Mines Corp. (a)(b)	1,538,275	30,642,438
Hecla Mining Co. (a)(b)	4,728,877	29,886,503
Stillwater Mining Co. (a)(b)	1,894,201	31,898,345

		92,427,286

STEEL — 34.1%
AK Steel Holding Corp. (a)	1,920,702	26,524,895
Allegheny Technologies, Inc. (a)	601,766	27,952,031
Carpenter Technology Corp.	811,974	27,371,644
Cliffs Natural Resources, Inc.	418,532	26,752,566
Commercial Metals Co. (a)	1,882,468	27,276,961
Nucor Corp. (a)	684,197	26,136,325
Reliance Steel & Aluminum Co.	675,189	28,040,599
Steel Dynamics, Inc. (a)	1,921,994	27,119,335
United States Steel Corp. (a)	578,055	25,341,931

		242,516,287

TOTAL COMMON STOCKS —
(Cost $799,525,358)		709,213,409

SHORT TERM INVESTMENTS — 9.4%
MONEY MARKET FUNDS — 9.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	65,808,874	65,808,874
State Street Institutional Liquid Reserves Fund (c)	1,336,048	1,336,048

TOTAL SHORT TERM INVESTMENTS —
(Cost $67,144,922)		67,144,922

TOTAL INVESTMENTS — 109.2% (e)
(Cost $866,670,280)		776,358,331
OTHER ASSETS AND LIABILITIES — (9.2)%		(65,359,479)

NET ASSETS — 100.0%		$710,998,852

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 31.9%
Diamond Offshore Drilling, Inc. (a)	175,246	$11,876,421
Helmerich & Payne, Inc.	271,014	10,965,227
Nabors Industries, Ltd. (b)	623,965	11,268,808
Noble Corp.	313,069	10,578,602
Patterson-UTI Energy, Inc.	672,801	11,491,441
Pride International, Inc. (b)	410,387	12,077,689
Rowan Cos., Inc. (b)	368,826	11,197,557
Transocean, Ltd. (b)	185,486	11,924,895

		91,380,640

OIL & GAS EQUIPMENT & SERVICES — 68.0%
Baker Hughes, Inc.	277,002	11,800,285
Cameron International Corp. (b)	271,350	11,657,196
CARBO Ceramics, Inc. (a)	134,379	10,884,699
Core Laboratories NV (a)	127,686	11,241,475
Dresser-Rand Group, Inc. (b)	287,120	10,591,857
Dril-Quip, Inc. (b)	185,640	11,530,100
FMC Technologies, Inc. (b)	165,658	11,312,785
Halliburton Co.	353,382	11,686,343
McDermott International, Inc. (b)	809,591	11,965,755
National-Oilwell Varco, Inc.	265,494	11,806,518
Oceaneering International, Inc. (b)	208,180	11,212,575
Oil States International, Inc. (b)	244,525	11,382,639
Schlumberger, Ltd.	183,976	11,334,761
SEACOR Holdings, Inc. (b)	132,205	11,258,578
Superior Energy Services, Inc. (b)	459,905	12,274,865
Tidewater, Inc. (a)	259,597	11,632,541
Weatherford International, Ltd. (b)	676,521	11,568,509

		195,141,481

TOTAL COMMON STOCKS —
(Cost $280,656,659)		286,522,121

SHORT TERM INVESTMENTS — 5.9%
MONEY MARKET FUNDS — 5.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	16,655,185	16,655,185
State Street Institutional Liquid Reserves Fund (d)	160,972	160,972

TOTAL SHORT TERM INVESTMENTS —
(Cost $16,816,157)		16,816,157

TOTAL INVESTMENTS — 105.8% (e)
(Cost $297,472,816)		303,338,278
OTHER ASSETS AND LIABILITIES — (5.8)%		(16,691,493)

NET ASSETS — 100.0%		$286,646,785

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 11.4%
Chevron Corp.	191,184	$15,495,463
ConocoPhillips	275,216	15,805,655
Exxon Mobil Corp.	246,168	15,210,721
Occidental Petroleum Corp.	192,643	15,083,947

		61,595,786

OIL & GAS EXPLORATION & PRODUCTION — 71.5%
Anadarko Petroleum Corp.	284,808	16,248,296
Apache Corp.	160,693	15,709,348
Atlas Energy, Inc. (a)	527,212	15,099,352
Cabot Oil & Gas Corp. (b)	517,388	15,578,553
Chesapeake Energy Corp. (b)	710,696	16,097,264
Cimarex Energy Co.	221,520	14,660,194
Concho Resources, Inc. (a)	236,106	15,623,134
Denbury Resources, Inc. (a)	985,404	15,658,069
Devon Energy Corp.	240,971	15,600,462
EOG Resources, Inc.	163,425	15,193,622
EQT Corp.	437,760	15,785,626
EXCO Resources, Inc. (b)	1,047,064	15,569,842
Forest Oil Corp. (a)	519,684	15,434,615
Mariner Energy, Inc. (a)(b)	644,728	15,621,759
Newfield Exploration Co. (a)	293,882	16,880,582
Noble Energy, Inc.	200,377	15,046,309
Petrohawk Energy Corp. (a)	928,957	14,993,366
Pioneer Natural Resources Co. (b)	232,568	15,123,897
Plains Exploration & Production Co. (a)	610,460	16,280,968
QEP Resources, Inc.	501,054	15,101,768
Range Resources Corp. (b)	406,809	15,511,627
SM Energy Co.	387,097	14,500,654
Southwestern Energy Co. (a)	451,495	15,097,993
Ultra Petroleum Corp. (a)	379,328	15,924,189
Whiting Petroleum Corp. (a)	165,215	15,779,685

		388,121,174

OIL & GAS REFINING & MARKETING — 17.0%
Frontier Oil Corp.	1,139,674	15,271,632
Holly Corp.	526,454	15,135,552
Sunoco, Inc. (b)	418,038	15,258,387
Tesoro Corp. (b)	1,214,069	16,219,962
Valero Energy Corp.	888,407	15,556,006
World Fuel Services Corp. (b)	570,290	14,833,243

		92,274,782

TOTAL COMMON STOCKS —
(Cost $591,330,606)		541,991,742

SHORT TERM INVESTMENTS — 4.5%
MONEY MARKET FUNDS — 4.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	23,777,325	23,777,325
State Street Institutional Liquid Reserves Fund (c)	691,005	691,005

TOTAL SHORT TERM INVESTMENTS —
(Cost $24,468,330)		24,468,330

TOTAL INVESTMENTS — 104.4% (e)
(Cost $615,798,936)		566,460,072
OTHER ASSETS AND LIABILITIES — (4.4)%		(23,664,091)

NET ASSETS — 100.0%		$542,795,981

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at September 30, 2010.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
PHARMACEUTICALS — 99.7%
Abbott Laboratories	161,343	$8,428,558
Allergan, Inc.	126,377	8,407,862
Auxilium Pharmaceuticals, Inc. (a)(b)	294,670	7,301,923
Bristol-Myers Squibb Co.	307,416	8,334,048
Eli Lilly & Co.	234,705	8,573,774
Endo Pharmaceuticals Holdings, Inc. (b)	291,980	9,705,415
Forest Laboratories, Inc. (b)	279,610	8,648,337
Impax Laboratories, Inc. (b)	461,465	9,137,007
Johnson & Johnson	138,640	8,590,134
King Pharmaceuticals, Inc. (b)	887,471	8,839,211
Medicis Pharmaceutical Corp. (Class A) (a)	290,755	8,620,886
Merck & Co., Inc.	226,892	8,351,895
Mylan, Inc. (a)(b)	464,559	8,738,355
Nektar Therapeutics (a)(b)	588,507	8,692,248
Par Pharmaceutical Cos., Inc. (b)	299,015	8,695,356
Perrigo Co. (a)	141,182	9,066,708
Pfizer, Inc.	489,441	8,403,702
Questcor Pharmaceuticals, Inc. (a)(b)	824,960	8,183,603
Salix Pharmaceuticals, Ltd. (a)(b)	204,164	8,109,394
The Medicines Co. (b)	595,673	8,458,557
ViroPharma, Inc. (a)(b)	629,493	9,385,741
Warner Chilcott PLC	377,467	8,470,359
Watson Pharmaceuticals, Inc. (b)	193,027	8,166,972

TOTAL COMMON STOCKS —
(Cost $175,948,684)		197,310,045

SHORT TERM INVESTMENTS — 12.3%
MONEY MARKET FUNDS — 12.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	19,873,333	19,873,333
State Street Institutional Liquid Reserves Fund (c)	4,424,505	4,424,505

TOTAL SHORT TERM INVESTMENTS —
(Cost $24,297,838)		24,297,838

TOTAL INVESTMENTS — 112.0% (e)
(Cost $200,246,522)		221,607,883
OTHER ASSETS AND LIABILITIES — (12.0)%		(23,739,401)

NET ASSETS — 100.0%		$197,868,482

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

101

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
APPAREL RETAIL — 31.6%
Abercrombie & Fitch Co. (Class A)	168,203	$6,613,742
Aeropostale, Inc. (a)	260,155	6,048,604
American Eagle Outfitters, Inc.	408,827	6,116,052
AnnTaylor Stores Corp. (a)	347,128	7,025,871
Chico’s FAS, Inc.	653,505	6,874,873
Collective Brands, Inc. (a)(b)	422,958	6,826,542
Foot Locker, Inc.	450,257	6,542,234
Guess ?, Inc.	163,803	6,655,316
Gymboree Corp. (a)(b)	153,714	6,385,280
J. Crew Group, Inc. (a)(b)	169,735	5,706,491
Jos. A. Bank Clothiers, Inc. (a)(b)	141,972	6,049,427
Limited Brands, Inc.	231,044	6,187,358
Ross Stores, Inc.	112,364	6,137,322
The Children’s Place Retail Stores, Inc. (a)	122,845	5,991,151
The Dress Barn, Inc. (a)(b)	259,654	6,166,782
The Finish Line, Inc. (Class A) (b)	417,272	5,804,253
The Gap, Inc.	337,386	6,288,875
The Men’s Wearhouse, Inc. (b)	262,937	6,255,271
The Talbots, Inc. (a)(b)	550,982	7,217,864
The TJX Cos., Inc.	142,692	6,368,344
Urban Outfitters, Inc. (a)	176,830	5,559,535

		132,821,187

AUTOMOTIVE RETAIL — 10.7%
Advance Auto Parts, Inc.	104,479	6,130,828
AutoNation, Inc. (a)(b)	251,115	5,838,424
AutoZone, Inc. (a)	26,926	6,163,630
CarMax, Inc. (a)(b)	261,797	7,293,664
Group 1 Automotive, Inc. (a)(b)	219,743	6,565,921
Monro Muffler Brake, Inc. (b)	142,608	6,575,655
O’Reilly Automotive, Inc. (a)	117,051	6,227,113

		44,795,235

CATALOG RETAIL — 1.5%
HSN, Inc. (a)(b)	204,996	6,129,380

COMPUTER & ELECTRONICS RETAIL — 6.2%
Best Buy Co., Inc. (b)	173,021	7,064,447
GameStop Corp. (Class A) (a)	321,264	6,332,113
RadioShack Corp. (b)	298,382	6,364,488
Rent-A-Center, Inc.	272,354	6,095,283

		25,856,331

DEPARTMENT STORES — 7.9%
J.C. Penney Co., Inc.	277,089	7,531,279
Kohl’s Corp. (a)	120,451	6,345,359
Macy’s, Inc.	281,787	6,506,462
Nordstrom, Inc.	176,173	6,553,636
Sears Holdings Corp. (a)(b)	87,717	6,327,904

		33,264,640

DRUG RETAIL — 3.1%
CVS Caremark Corp.	201,938	6,354,989
Walgreen Co.	202,368	6,779,328

		13,134,317

FOOD RETAIL — 7.2%
Casey’s General Stores, Inc.	134,726	5,624,811
Safeway, Inc. (b)	294,251	6,226,351
SUPERVALU, Inc. (b)	551,468	6,358,426
The Kroger Co.	275,920	5,976,427
Whole Foods Market, Inc. (a)	165,351	6,136,176

		30,322,191

GENERAL MERCHANDISE STORES — 5.7%
Big Lots, Inc. (a)(b)	177,326	5,896,090
Dollar Tree Stores, Inc. (a)	126,057	6,146,539
Family Dollar Stores, Inc.	137,695	6,080,611
Target Corp.	110,484	5,904,265

		24,027,505

HYPERMARKETS & SUPER CENTERS — 2.9%
Costco Wholesale Corp.	98,464	6,349,943
Wal-Mart Stores, Inc.	112,745	6,034,113

		12,384,056

INTERNET RETAIL — 6.1%
Amazon.com, Inc. (a)	41,189	6,469,144
Expedia, Inc.	226,636	6,393,402
Netflix, Inc. (a)(b)	40,112	6,504,562
Priceline.com, Inc. (a)(b)	18,110	6,308,437

		25,675,545

SPECIALTY STORES — 16.8%
Dick’s Sporting Goods, Inc. (a)(b)	227,638	6,382,969
Hibbett Sports, Inc. (a)(b)	252,301	6,294,910
Jo-Ann Stores, Inc. (a)(b)	139,089	6,196,415
Office Depot, Inc. (a)	1,495,361	6,878,661
OfficeMax, Inc. (a)(b)	501,792	6,568,457
PetSmart, Inc.	171,631	6,007,085
Sally Beauty Holdings, Inc. (a)(b)	586,225	6,565,720
Signet Jewelers, Ltd. (a)	205,612	6,526,125
Staples, Inc.	301,596	6,309,388
Tiffany & Co.	137,923	6,481,002
Tractor Supply Co. (b)	159,218	6,314,586

		70,525,318

TOTAL COMMON STOCKS —
(Cost $439,518,554)		418,935,705

SHORT TERM INVESTMENTS — 10.0%
MONEY MARKET FUNDS — 10.0%
State Street Navigator Security Lending Prime Portfolio (c)(d)	40,817,216	40,817,216
State Street Institutional Liquid Reserves Fund (c)	1,077,772	1,077,772

TOTAL SHORT TERM INVESTMENTS —
(Cost $41,894,988)		41,894,988

TOTAL INVESTMENTS — 109.7% (e)
(Cost $481,413,542)		460,830,693
OTHER ASSETS AND LIABILITIES — (9.7)%		(40,691,965)

NET ASSETS — 100.0%		$420,138,728

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at September 30, 2010.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	465,811	$3,311,916
Altera Corp. (b)	103,213	3,112,904
Analog Devices, Inc.	96,863	3,039,561
Atheros Communications, Inc. (a)(b)	114,801	3,025,006
Atmel Corp. (a)	416,352	3,314,162
Broadcom Corp. (Class A)	79,973	2,830,245
Cree, Inc. (a)(b)	55,583	3,017,601
Cypress Semiconductor Corp. (a)	232,873	2,929,542
First Solar, Inc. (a)	19,507	2,874,356
Intel Corp.	150,604	2,896,115
Linear Technology Corp. (b)	90,271	2,774,028
LSI Corp. (a)	647,423	2,952,249
Marvell Technology Group, Ltd. (a)	158,976	2,783,670
Maxim Integrated Products, Inc.	169,291	3,133,576
Microchip Technology, Inc. (b)	96,526	3,035,743
Micron Technology, Inc. (a)(b)	415,719	2,997,334
National Semiconductor Corp.	224,014	2,860,659
NVIDIA Corp. (a)	267,375	3,122,940
ON Semiconductor Corp. (a)	439,330	3,167,569
PMC-Sierra, Inc. (a)	370,737	2,728,624
Rambus, Inc. (a)(b)	145,445	3,031,074
Silicon Laboratories, Inc. (a)(b)	77,677	2,846,862
Skyworks Solutions, Inc. (a)	147,551	3,051,355
Texas Instruments, Inc.	114,232	3,100,257
Xilinx, Inc.	109,731	2,919,942

TOTAL COMMON STOCKS —
(Cost $81,068,692)		74,857,290

SHORT TERM INVESTMENTS — 8.2%
MONEY MARKET FUNDS — 8.2%
Streat Street Navigator Securities Lending Prime Portfolio (c)(d)	6,042,835	6,042,835
State Street Institutional Liquid Reserves Fund (c)	92,327	92,327

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,135,162)		6,135,162

TOTAL INVESTMENTS — 108.1% (e)
(Cost $87,203,854)		80,992,452
OTHER ASSETS AND LIABILITIES — (8.1)%		(6,043,740)

NET ASSETS — 100.0%		$74,948,712

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at September 30, 2010.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.7%
CAPITAL MARKETS — 8.1%
Morgan Stanley Capital Trust III, 6.25% (a)	25,633	$619,037
Morgan Stanley Capital Trust IV, 6.25% (a)	18,065	435,366
Morgan Stanley Capital Trust V, 5.75% (a)	14,563	347,036
Morgan Stanley Capital Trust VI, 6.60% (a)	25,128	628,954
Morgan Stanley Capital Trust VII, 6.60% (a)	32,131	795,564
Morgan Stanley Capital Trust VIII, 6.45% (a)	24,029	595,198
Morgan Stanley Series A, 4.00% (a)(b)	32,041	641,781
The Bank of New York Capital V Series F, 5.95% (a)	11,941	300,794
The Goldman Sachs Group, Inc. Series A, 3.75% (a)(b)	25,783	547,889
The Goldman Sachs Group, Inc. Series B, 6.20% (a)	27,594	693,161
The Goldman Sachs Group, Inc. Series D, 4.00% (a)(b)	46,494	995,437

		6,600,217

COMMERCIAL BANKS — 37.9%
BAC Capital Trust I, 7.00%	18,570	464,621
BAC Capital Trust II, 7.00%	29,084	729,718
BAC Capital Trust III, 7.00% (a)	16,125	404,576
BAC Capital Trust IV, 5.88% (a)	12,240	292,658
BAC Capital Trust V, 6.00% (a)	16,890	405,191
BAC Capital Trust VIII, 6.00%	16,320	390,048
BAC Capital Trust X Series B, 6.25% (a)	29,084	693,072
BAC Capital Trust XII, 6.88% (a)	27,858	701,464
Bank One Capital Trust VI, 7.20%	18,107	467,523
Barclays Bank PLC Series 2, 6.63% (a)	20,439	499,120
Barclays Bank PLC Series 3, 7.10% (a)	37,368	930,463
Barclays Bank PLC Series 4, 7.75% (a)	31,305	793,895
Barclays Bank PLC Series 5, 8.13% (a)	72,096	1,869,449
BB&T Capital Trust V, 8.95% (b)	15,456	426,586
BB&T Capital Trust VI, 9.60%	19,814	566,680
BB&T Capital Trust VII, 8.10% (a)	11,941	330,408
Fifth Third Capital Trust V, 7.25% (a)(b)	19,814	491,784
Fifth Third Capital Trust VI, 7.25% (a)(b)	29,724	734,480
Fifth Third Capital Trust VII, 8.88% (a)(b)	13,644	358,974
Fleet Capital Trust VIII, 7.20%	18,417	460,793
HSBC Holdings PLC, 8.13% (a)	35,105	962,228
HSBC Holdings PLC, 8.00% (a)	60,585	1,634,583
HSBC Holdings PLC, Series A, 6.20%	23,136	564,518
HSBC USA, Inc. Series F, 3.50% (b)	8,344	176,643
HSBC USA, Inc. Series G, 4.00% (b)	6,025	137,973
KeyCorp Capital IX, 6.75% (a)	11,287	281,498
KeyCorp Capital X, 8.00% (a)	19,584	499,392
Lloyds Banking Group PLC, 7.75% (a)	29,713	787,395
M&T Capital Trust IV, 8.50% (a)	11,941	322,407
National City Capital Trust II, 6.63% (a)	25,783	642,255
National City Capital Trust III, 6.63%	17,256	431,227
National City Capital Trust IV, 8.00% (a)	17,852	474,328
PNC Capital Trust D, 6.13%	10,375	260,413
PNC Capital Trust E, 7.75% (a)	15,547	402,823
Santander Finance Preferred SA Unipersonal, 10.50%	28,451	804,594
Suntrust Cap IX, 7.88% (a)	23,566	601,404
UBS Preferred Funding Trust IV Series D, 0.96% (a)(b)	10,340	168,852
US Bancorp Capital VI, 5.75% (a)	9,383	234,012
US Bancorp Capital VII, 5.88%	10,240	254,259
US Bancorp Capital VIII Series 1, 6.35% (a)	12,790	321,285
US Bancorp Capital X, 6.50% (a)	17,259	444,419
US Bancorp Capital XI, 6.60% (a)	26,395	664,626
US Bancorp Capital XII, 6.30% (a)	18,451	464,596
US Bancorp Series B, 3.50% (a)(b)	34,414	736,115
US Bancorp Series D, 7.88% (a)	17,258	484,777
Wachovia Capital Trust IV, 6.38% (a)	30,149	750,409
Wachovia Capital Trust IX, 6.38%	27,594	691,230
Wachovia Capital Trust X, 7.85% (a)	28,871	762,194
Wells Fargo & Co. Series J, 8.00% (a)	43,175	1,179,973
Wells Fargo Capital IX, 5.63%	10,028	251,201
Wells Fargo Capital Trust IV, 7.00% (a)	26,143	658,281
Wells Fargo Capital VII, 5.85% (a)	9,958	248,950
Wells Fargo Capital XI, 6.25% (a)	20,047	513,203
Wells Fargo Capital XII, 7.88% (a)	31,634	855,700
Wells Fargo Capital XIV, 8.63% (a)	13,862	388,136

		31,067,402

CONSUMER FINANCE — 1.4%
Capital One Capital II, 7.50% (a)	11,773	296,091
HSBC Finance Corp., 6.36% (a)	9,095	215,915
HSBC USA, Inc. Series H, 6.50% (a)	6,025	150,324
MBNA Capital D Series D, 8.13%	10,375	262,903
SLM Corp., 6.00% (a)	10,340	200,596

		1,125,829

DIVERSIFIED FINANCIAL SERVICES — 25.0%
Countrywide Capital IV, 6.75%	17,256	415,697
Countrywide Capital V, 7.00% (a)	51,449	1,267,189
Credit Suisse Guernsey, 7.90%	52,476	1,435,743
Deutsche Bank Capital Funding Trust IX, 6.63% (a)	27,162	672,259
Deutsche Bank Capital Funding Trust VIII, 6.38% (a)	14,184	342,544
Deutsche Bank Capital Funding Trust X, 7.35% (a)	19,030	486,597
Deutsche Bank Contingent Capital Trust II, 6.55% (a)	18,914	464,528
Deutsche Bank Contingent Capital Trust III, 7.60% (a)	46,720	1,241,818
Deutsche Bank Contingent Capital Trust V, 8.05% (a)	32,727	873,484
General Electric Capital Corp., 6.50%	7,707	207,858
General Electric Capital Corp., 6.00% (a)	30,729	799,261
General Electric Capital Corp., 6.05% (a)	18,424	482,893
General Electric Capital Corp., 5.88%	22,981	578,662

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

General Electric Capital Corp., 6.10% (a)	30,729	$794,037
General Electric Capital Corp., 6.63% (a)	30,729	796,803
General Electric Capital Corp. Series A, 6.45%	15,319	394,464
HSBC Finance Corp., 6.88%	4,836	122,544
HSBC Finance Corp., 6.00%	4,839	121,652
JP Morgan Chase & Co., 8.63% (a)	24,465	691,136
JP Morgan Chase Capital X, 7.00% (a)	13,621	345,701
JP Morgan Chase Capital XI Series K, 5.88% (a)	14,635	363,094
JP Morgan Chase Capital XII, 6.25% (a)	5,468	139,981
JP Morgan Chase Capital XIV, 6.20%	8,210	205,989
JP Morgan Chase Capital XIX Series S, 6.63% (a)	7,695	197,377
JP Morgan Chase Capital XVI, 6.35% (a)	6,835	172,174
JP Morgan Chase Capital XXIV Series X, 6.88%	9,392	246,634
JP Morgan Chase Capital XXIX, 6.70%	20,341	516,661
JP Morgan Chase Capital XXVI, 8.00% (a)(b)	24,661	666,587
JP Morgan Chase Capital XXVIII, 7.20% (a)(b)	20,332	545,711
Merrill Lynch Capital Trust I Series K, 6.45% (b)	36,129	867,819
Merrill Lynch Capital Trust II, 6.45% (a)(b)	32,713	786,748
Merrill Lynch Capital Trust III, 7.38%	25,783	659,787
Merrill Lynch Capital Trust III, 7.00% (a)	25,783	631,684
Merrill Lynch Capital Trust IV, 7.12%	13,650	334,971
Merrill Lynch Capital Trust V Series F, 7.28%	29,298	725,125
Repsol International Capital Ltd. Series A, 7.45% (a)	24,080	609,224
Tennessee Valley Authority Series A, 4.50% (b)	9,332	244,405

		20,448,841

ELECTRIC UTILITIES — 3.4%
Alabama Power Co. Series B, 5.88% (a)	8,639	232,821
American Electric Power, 8.75% (a)	10,750	309,923
BGE Capital Trust II, 6.20%	8,639	217,962
FPC Capital I Series A, 7.10% (a)	10,375	264,770
FPL Group Capital Trust I, 5.88%	10,375	263,318
FPL Group Capital, Inc. Series A, 6.60%	11,941	312,018
FPL Group Capital, Inc. Series E, 7.45%	11,941	330,885
FPL Group Capital, Inc. Series F, 8.75%	12,790	377,945
Georgia Power Co. Series D, 6.38% (a)	10,375	285,105
PPL Energy Supply LLC, 7.00% (a)	8,648	227,096

		2,821,843

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Tennessee Valley Authority Series D, 4.73% (a)(b)	11,266	302,379

INSURANCE — 11.2%
Aegon NV, 6.38% (a)	34,414	804,599
Aegon NV, 6.50% (a)	17,256	402,410
Aegon NV, 6.88% (a)	18,958	454,044
Aegon NV, 7.25% (a)	36,129	892,748
Aegon NV Series 1, 4.00% (a)(b)	8,639	187,293
American International Group, Inc., 7.70% (a)(b)	37,932	906,195
American International Group, Inc. Series A-4, 6.45% (b)	25,783	570,836
Axis Capital Holdings Series A, 7.25% (a)	8,639	216,061
Everest RE Capital Trust II Series B, 6.20%	10,914	264,337
Lincoln National Corp., 6.75% (a)	9,383	235,044
MetLife, Inc. Series A, 4.00% (a)(b)	20,665	481,908
MetLife, Inc. Series B, 6.50% (a)	51,623	1,272,507
PartnerRe Ltd. Series C, 6.75%	10,027	253,884
Principal Financial Group, Inc. Series B, 6.52% (b)	8,639	215,111
Prudential Financial, Inc., 9.00% (a)	31,678	903,457
Prudential PLC, 6.75%	8,639	216,925
Prudential PLC, 6.50% (a)	10,375	259,894
RenaissanceRe Holdings Ltd. Series C, 6.08% (a)	8,639	202,757
RenaissanceRe Holdings Ltd. Series D, 6.60% (a)	10,240	255,181
W.R. Berkley Capital Trust II, 6.75% (a)	8,639	217,271

		9,212,462

MEDIA — 4.2%
CBS Corp., 7.25%	11,426	287,250
CBS Corp., 6.75% (a)	24,080	609,224
Comcast Corp., 7.00%	11,773	308,099
Comcast Corp., 6.63% (a)	19,814	513,975
Comcast Corp. Series B, 7.00% (a)	38,792	1,013,635
Viacom, Inc., 6.85% (a)	25,783	676,288

		3,408,471

MULTI-UTILITIES — 1.3%
Dominion Resources Inc. Series A, 8.38% (a)	23,566	686,006
Xcel Energy, Inc., 7.60%	13,644	376,029

		1,062,035

REAL ESTATE INVESTMENT TRUSTS — 4.6%
Harris Preferred Capital Corp. Series A, 7.38% (a)	8,639	219,085
Hospitality Properties Trust Series C, 7.00% (a)	10,991	270,598
Kimco Realty Corp. Series G, 7.75% (a)	15,793	404,617
Public Storage Series I, 7.25% (a)	17,852	450,763
Public Storage Series K, 7.25% (a)	14,485	366,615
Public Storage Series M, 6.63% (a)	16,464	417,692
Vornado Realty LP, 7.88%	15,793	421,989

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value

Vornado Realty Trust Series I, 6.63% (a)	9,360	$230,724
Wachovia Preferred Funding Corp. Series A, 7.25% (a)	25,783	666,233
Weingarten Realty Investors Series F, 6.50%	11,941	293,748

		3,742,064

WIRELESS TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc., 6.38% (a)	41,357	1,122,842
Telephone & Data Systems, 7.60% (a)	17,258	433,866
US Cellular Corp., 7.50% (a)	11,258	283,702

		1,840,410

TOTAL PREFERRED STOCKS —
(Cost $76,237,648)		81,631,953

SHORT TERM INVESTMENTS — 26.0%
MONEY MARKET FUNDS — 26.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	20,866,808	20,866,808
State Street Institutional Liquid Reserves Fund (c)	450,098	450,098

TOTAL SHORT TERM INVESTMENTS —
(Cost $21,316,906)		21,316,906

TOTAL INVESTMENTS — 125.7% (e)
(Cost $97,554,554)		102,948,859
OTHER ASSETS AND LIABILITIES — (25.7)%		(21,067,658)

NET ASSETS — 100.0%		$81,881,201

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Variable rate security. The rate shown reflects the rate as of September 30, 2010
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 100.0%
Treasury Bill*
0.12%, 11/4/2010	$102,227,000	$102,214,451
0.12%, 11/26/2010	104,086,000	104,060,906
0.12%, 12/16/2010	154,271,000	154,228,663
0.13%, 11/12/2010	104,086,000	104,070,824
0.13%, 11/18/2010	154,271,000	154,245,283
0.13%, 12/9/2010	105,945,000	105,916,572
0.13%, 12/23/2010	104,086,000	104,052,401
0.14%, 12/2/2010	105,945,000	105,920,371
0.16%, 12/30/2010	105,945,000	105,902,621

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $1,040,617,756)		1,040,612,092

	Shares
SHORT TERM INVESTMENT — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid Reserves Fund (b)(c) (Cost $382,505)	382,505	382,505

TOTAL INVESTMENTS — 100.0% (d)
(Cost $1,041,000,261)		1,040,994,597
OTHER ASSETS AND LIABILITIES — 0.0% (a)		(101,411)

NET ASSETS — 100.0%		$1,040,893,186

*	Rate shown is the discount rate at time of purchase, not a coupon rate.
(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Inflation Protected Indexed Notes
0.50%, 4/15/2015	$6,614,384	$6,798,330
0.63%, 4/15/2013	9,048,732	9,290,515
1.25%, 4/15/2014	9,205,239	9,677,008
1.38%, 7/15/2018	8,857,281	9,474,545
1.38%, 1/15/2020 (a)	11,187,437	11,891,910
1.63%, 1/15/2015	12,683,586	13,563,447
1.63%, 1/15/2018	9,985,982	10,828,599
1.88%, 7/15/2013 (a)	13,886,709	14,752,406
1.88%, 7/15/2015	11,140,951	12,112,330
1.88%, 7/15/2019	9,070,828	10,053,017
2.00%, 4/15/2012	10,860,601	11,245,827
2.00%, 1/15/2014	14,497,059	15,538,963
2.00%, 7/15/2014 (a)	12,854,115	13,900,569
2.00%, 1/15/2016 (a)	10,923,685	11,980,223
2.13%, 1/15/2019	8,767,137	9,869,867
2.38%, 1/15/2017	10,909,953	12,304,354
2.50%, 7/15/2016	12,625,946	14,302,797
2.63%, 7/15/2017	8,615,946	9,935,220
3.00%, 7/15/2012	16,317,955	17,332,769
3.38%, 1/15/2012	4,313,191	4,520,741
Treasury Inflation Protected Indexed Bonds
1.25%, 7/15/2020	12,932,530	13,577,087
1.75%, 1/15/2028	9,515,612	10,055,337
2.00%, 1/15/2026	12,847,000	14,061,427
2.13%, 2/15/2040	8,953,783	9,968,068
2.38%, 1/15/2025	18,942,298	21,697,834
2.38%, 1/15/2027	10,415,913	11,965,280
2.50%, 1/15/2029 (a)	8,405,647	9,883,192
3.38%, 4/15/2032	3,606,053	4,805,642
3.63%, 4/15/2028	13,233,679	17,590,471
3.88%, 4/15/2029	15,118,110	20,874,784

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $340,392,907)		363,852,559

	Shares
SHORT TERM INVESTMENTS — 3.3%
MONEY MARKET FUNDS — 3.3%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	12,046,391	12,046,391
State Street Institutional Liquid Reserves Fund (b)	130,729	130,729

TOTAL SHORT TERM INVESTMENTS — (d)
(Cost $12,177,120)		12,177,120

TOTAL INVESTMENTS — 102.8% (e)
(Cost $352,570,027)		376,029,679
OTHER ASSETS AND LIABILITIES — (2.8)%		(10,278,842)

NET ASSETS — 100.0%		$365,750,837

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Investments of cash collateral for securities loaned.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.1%
Treasury Bonds
7.25%, 5/15/2016	$1,015,000	$1,331,254
7.50%, 11/15/2016	964,000	1,291,076
8.13%, 8/15/2019	525,000	767,970
8.50%, 2/15/2020 (a)	500,000	754,850
8.75%, 5/15/2017 (a)	870,000	1,249,607
8.75%, 8/15/2020 (a)	600,000	927,408
8.88%, 8/15/2017	572,000	831,722
8.88%, 2/15/2019	358,000	541,242
9.00%, 11/15/2018	121,000	183,533
9.13%, 5/15/2018 (a)	359,000	541,559
9.25%, 2/15/2016	264,000	371,741
9.88%, 11/15/2015	308,000	438,835
10.63%, 8/15/2015	191,000	276,092
11.25%, 2/15/2015 (a)	579,000	830,906
Treasury Notes
0.38%, 8/31/2012 (a)	300,000	299,775
0.38%, 9/30/2012	2,200,000	2,197,690
0.63%, 6/30/2012 (a)	1,300,000	1,305,291
0.63%, 7/31/2012 (a)	1,400,000	1,405,824
0.75%, 11/30/2011	2,000,000	2,009,920
0.75%, 5/31/2012	1,000,000	1,006,090
0.75%, 8/15/2013 (a)	1,000,000	1,003,770
0.75%, 9/15/2013	2,000,000	2,006,400
0.88%, 1/31/2012	2,600,000	2,618,928
0.88%, 2/29/2012	2,000,000	2,015,200
1.00%, 10/31/2011 (a)	2,650,000	2,669,769
1.00%, 12/31/2011	3,000,000	3,025,470
1.00%, 3/31/2012 (a)	2,500,000	2,524,625
1.00%, 4/30/2012 (a)	3,000,000	3,030,180
1.00%, 7/15/2013	1,500,000	1,516,425
1.13%, 12/15/2011	1,579,000	1,594,443
1.13%, 1/15/2012	1,518,000	1,533,818
1.13%, 12/15/2012 (a)	2,000,000	2,028,120
1.13%, 6/15/2013	2,000,000	2,028,560
1.25%, 8/31/2015 (a)	1,300,000	1,299,727
1.25%, 9/30/2015	1,300,000	1,298,167
1.38%, 2/15/2012	1,993,000	2,021,719
1.38%, 3/15/2012 (a)	1,307,000	1,327,180
1.38%, 4/15/2012	1,462,000	1,485,319
1.38%, 5/15/2012	1,993,000	2,025,466
1.38%, 9/15/2012	2,500,000	2,546,125
1.38%, 10/15/2012 (a)	1,600,000	1,630,144
1.38%, 11/15/2012 (a)	2,500,000	2,548,275
1.38%, 1/15/2013 (a)	3,000,000	3,059,580
1.38%, 2/15/2013	2,000,000	2,040,220
1.38%, 3/15/2013 (a)	2,500,000	2,551,325
1.38%, 5/15/2013	2,000,000	2,041,680
1.50%, 7/15/2012 (a)	840,000	857,060
1.50%, 12/31/2013	1,933,000	1,981,576
1.75%, 11/15/2011	1,518,000	1,542,318
1.75%, 8/15/2012	2,176,000	2,230,618
1.75%, 4/15/2013 (a)	3,000,000	3,090,780
1.75%, 1/31/2014	1,302,000	1,345,018
1.75%, 3/31/2014	1,751,000	1,807,942
1.75%, 7/31/2015 (a)	1,500,000	1,536,240
1.88%, 6/15/2012 (a)	2,018,000	2,069,742
1.88%, 2/28/2014	1,463,000	1,517,072
1.88%, 4/30/2014	1,793,000	1,859,771
1.88%, 6/30/2015	1,000,000	1,030,620
1.88%, 8/31/2017	1,000,000	999,280
1.88%, 9/30/2017	1,000,000	997,580
2.00%, 11/30/2013	1,533,000	1,595,516
2.13%, 11/30/2014	2,450,000	2,560,961
2.13%, 5/31/2015 (a)	2,450,000	2,554,443
2.25%, 5/31/2014	2,442,000	2,566,493
2.25%, 1/31/2015 (a)	2,600,000	2,728,804
2.38%, 8/31/2014 (a)	1,580,000	1,667,232
2.38%, 9/30/2014	1,600,000	1,688,992
2.38%, 10/31/2014	2,050,000	2,163,960
2.38%, 2/28/2015 (a)	2,300,000	2,426,270
2.38%, 3/31/2016 (a)	1,500,000	1,573,155
2.38%, 7/31/2017 (a)	1,700,000	1,755,845
2.50%, 3/31/2013	945,000	992,051
2.50%, 3/31/2015 (a)	1,700,000	1,802,816
2.50%, 4/30/2015 (a)	3,900,000	4,134,858
2.50%, 6/30/2017 (a)	1,000,000	1,041,550
2.63%, 6/30/2014	1,813,000	1,930,446
2.63%, 7/31/2014	2,962,000	3,153,553
2.63%, 12/31/2014 (a)	2,000,000	2,131,000
2.63%, 2/29/2016 (a)	1,116,000	1,186,297
2.63%, 4/30/2016	1,000,000	1,060,860
2.63%, 8/15/2020 (a)	1,600,000	1,614,880
2.75%, 2/28/2013 (a)	1,090,000	1,149,340
2.75%, 10/31/2013 (a)	1,620,000	1,722,481
2.75%, 11/30/2016 (a)	2,000,000	2,125,180
2.75%, 5/31/2017	1,800,000	1,904,400
2.75%, 2/15/2019 (a)	3,704,000	3,842,122
2.88%, 1/31/2013 (a)	944,000	997,412
3.00%, 8/31/2016	1,457,000	1,572,409
3.00%, 9/30/2016 (a)	2,200,000	2,373,426
3.00%, 2/28/2017 (a)	1,400,000	1,505,868
3.13%, 4/30/2013 (a)	1,014,000	1,081,887
3.13%, 8/31/2013 (a)	1,484,000	1,591,471
3.13%, 9/30/2013	1,113,000	1,194,783
3.13%, 10/31/2016 (a)	1,000,000	1,085,550
3.13%, 1/31/2017 (a)	2,300,000	2,492,556
3.13%, 4/30/2017 (a)	2,000,000	2,164,460
3.13%, 5/15/2019 (a)	3,809,000	4,048,167
3.25%, 5/31/2016 (a)	1,573,000	1,722,592
3.25%, 6/30/2016	1,093,000	1,196,758
3.25%, 7/31/2016	1,516,000	1,659,671
3.25%, 12/31/2016 (a)	1,100,000	1,200,628
3.25%, 3/31/2017	1,500,000	1,635,795
3.38%, 11/30/2012	811,000	862,693
3.38%, 6/30/2013 (a)	872,000	938,970
3.38%, 7/31/2013 (a)	1,382,000	1,491,219
3.38%, 11/15/2019	5,000,000	5,386,399
3.50%, 5/31/2013 (a)	1,272,000	1,372,564
3.50%, 2/15/2018	2,111,000	2,331,536
3.50%, 5/15/2020	4,050,000	4,396,113
3.63%, 12/31/2012	473,000	506,569
3.63%, 5/15/2013	1,210,000	1,309,317
3.63%, 8/15/2019 (a)	4,247,000	4,670,299
3.63%, 2/15/2020 (a)	3,300,000	3,619,176
3.75%, 11/15/2018	2,590,000	2,893,496
3.88%, 10/31/2012 (a)	875,000	938,096
3.88%, 2/15/2013	957,000	1,034,345
3.88%, 5/15/2018 (a)	1,534,000	1,732,055
4.00%, 11/15/2012	612,000	658,726
4.00%, 2/15/2014	1,700,000	1,884,110

SPDR Barclays Capital Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

4.00%, 2/15/2015	$1,813,000	$2,038,972
4.00%, 8/15/2018 (a)	1,626,000	1,849,168
4.13%, 8/31/2012	879,000	941,594
4.13%, 5/15/2015	2,071,000	2,347,748
4.25%, 9/30/2012	581,000	625,377
4.25%, 8/15/2013	2,207,000	2,437,499
4.25%, 11/15/2013	1,426,000	1,584,885
4.25%, 8/15/2014	1,544,000	1,741,370
4.25%, 11/15/2014 (a)	859,000	974,106
4.25%, 8/15/2015	1,482,000	1,694,223
4.25%, 11/15/2017 (a)	1,226,000	1,418,543
4.38%, 8/15/2012 (a)	521,000	560,132
4.50%, 9/30/2011	—	—
4.50%, 11/30/2011 (a)	950,000	996,123
4.50%, 3/31/2012 (a)	412,000	437,779
4.50%, 4/30/2012	910,000	969,842
4.50%, 11/15/2015	627,000	727,972
4.50%, 2/15/2016	1,375,000	1,595,770
4.50%, 5/15/2017	753,000	880,227
4.63%, 10/31/2011	796,000	833,094
4.63%, 12/31/2011	444,000	468,167
4.63%, 2/29/2012	856,000	907,942
4.63%, 7/31/2012	204,000	219,920
4.63%, 11/15/2016	1,410,000	1,656,708
4.63%, 2/15/2017	1,343,000	1,579,140
4.75%, 1/31/2012 (a)	842,000	892,107
4.75%, 5/31/2012	904,000	970,019
4.75%, 5/15/2014 (a)	1,652,000	1,885,742
4.75%, 8/15/2017	1,116,000	1,325,205
4.88%, 2/15/2012 (a)	1,390,000	1,476,972
4.88%, 6/30/2012	860,000	927,880
4.88%, 8/15/2016	606,000	719,728
5.13%, 5/15/2016	1,243,000	1,488,704

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $239,533,798)		250,693,916

	Shares
SHORT TERM INVESTMENTS — 20.6%
MONEY MARKET FUNDS — 20.6%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	51,652,671	51,652,671
State Street Institutional Liquid Reserves Fund (b)	604,300	604,300

TOTAL SHORT TERM INVESTMENTS — (d)
(Cost $52,256,971)		52,256,971

TOTAL INVESTMENTS — 119.7% (e)
(Cost $291,790,769)		302,950,887
OTHER ASSETS AND LIABILITIES — (19.7)%		(49,891,462)

NET ASSETS — 100.0%		$253,059,425

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Investments of cash collateral for securities loaned.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.0%
Treasury Bonds
3.50%, 2/15/2039	$1,323,000	$1,280,254
3.88%, 8/15/2040	1,500,000	1,550,865
4.25%, 5/15/2039 (a)	1,700,000	1,869,813
4.38%, 2/15/2038	814,000	917,818
4.38%, 11/15/2039 (a)	2,401,000	2,693,994
4.38%, 5/15/2040 (a)	2,137,000	2,400,065
4.50%, 2/15/2036 (a)	1,037,000	1,192,602
4.50%, 5/15/2038 (a)	1,048,000	1,205,493
4.50%, 8/15/2039 (a)	2,099,000	2,403,523
4.63%, 2/15/2040 (a)	2,037,000	2,379,868
4.75%, 2/15/2037	940,000	1,124,061
5.00%, 5/15/2037	727,000	903,014
5.25%, 11/15/2028	465,000	587,727
5.25%, 2/15/2029 (a)	583,000	736,953
5.38%, 2/15/2031 (a)	700,000	901,327
5.50%, 8/15/2028 (a)	473,000	613,893
6.00%, 2/15/2026 (a)	557,000	752,518
6.13%, 11/15/2027 (a)	866,000	1,196,292
6.13%, 8/15/2029	398,000	554,112
6.25%, 8/15/2023 (a)	974,000	1,319,419
6.25%, 5/15/2030	733,000	1,037,628
6.38%, 8/15/2027 (a)	324,000	457,990
6.50%, 11/15/2026 (a)	364,000	518,715
6.63%, 2/15/2027	354,000	511,038
6.75%, 8/15/2026	348,000	506,246
6.88%, 8/15/2025	466,000	677,173
7.13%, 2/15/2023	684,000	986,588
7.25%, 8/15/2022 (a)	263,000	381,397
7.50%, 11/15/2024	377,000	571,528
7.63%, 11/15/2022	205,000	306,081
7.63%, 2/15/2025 (a)	445,000	683,231
7.88%, 2/15/2021	454,000	672,932
8.00%, 11/15/2021	1,053,000	1,588,840
8.13%, 5/15/2021	407,000	614,647
8.13%, 8/15/2021 (a)	317,000	480,442

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $34,076,476)		36,578,087

	Shares
SHORT TERM INVESTMENTS — 19.6%
MONEY MARKET FUNDS — 19.6%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	7,250,884	7,250,884
State Street Institutional Liquid Reserves Fund (b)	1,578	1,578

TOTAL SHORT TERM INVESTMENTS — (d)
(Cost $7,252,461)		7,252,462

TOTAL INVESTMENTS — 118.6% (e)
(Cost $41,328,937)		43,830,549
OTHER ASSETS AND LIABILITIES — (18.6)%		(6,858,662)

NET ASSETS — 100.0%		$36,971,887

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Investments of cash collateral for securities loaned.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Intermediate Term Credit Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 91.9%
AEROSPACE & DEFENSE — 1.5%
Boeing Capital Corp. 6.50%, 2/15/2012	$510,000	$548,652
Honeywell International, Inc. 5.00%, 2/15/2019	440,000	508,310
Lockheed Martin Corp. 4.25%, 11/15/2019	145,000	156,984
Raytheon Co. 5.50%, 11/15/2012 (a)	145,000	158,737
United Technologies Corp. 5.38%, 12/15/2017	510,000	601,773

		1,974,456

AIR FREIGHT & LOGISTICS — 0.2%
United Parcel Service, Inc. 5.13%, 4/1/2019	250,000	294,265

AUTOMOBILES — 0.4%
Daimler Finance North America LLC 6.50%, 11/15/2013	440,000	502,638

BEVERAGES — 2.4%
Anheuser-Busch InBev Worldwide, Inc.:
4.13%, 1/15/2015	195,000	209,209
5.38%, 1/15/2020	215,000	242,217
Coca-Cola Enterprises, Inc. 3.50%, 9/15/2020	150,000	149,126
Diageo Finance BV 3.25%, 1/15/2015	640,000	675,976
Dr Pepper Snapple Group, Inc. 6.82%, 5/1/2018	265,000	326,764
PepsiCo, Inc.:
3.10%, 1/15/2015	160,000	170,736
5.00%, 6/1/2018	785,000	899,430
The Coca-Cola Co. 5.35%, 11/15/2017	350,000	409,278

		3,082,736

BIOTECHNOLOGY — 0.3%
Amgen, Inc. 6.15%, 6/1/2018	350,000	425,853

BUILDING PRODUCTS — 0.2%
Owens Corning 9.00%, 6/15/2019	265,000	318,000

CAPITAL MARKETS — 6.6%
BlackRock, Inc. 5.00%, 12/10/2019	145,000	161,747
Morgan Stanley:
4.75%, 4/1/2014	1,895,000	1,964,221
5.63%, 9/23/2019	885,000	920,202
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	145,000	158,942
The Bank of New York Mellon Corp. 3.10%, 1/15/2015	640,000	672,039
The Bear Stearns Cos. LLC 7.25%, 2/1/2018	1,045,000	1,268,724
The Goldman Sachs Group, Inc.:
3.70%, 8/1/2015	500,000	512,015
5.70%, 9/1/2012 (a)	880,000	950,818
5.95%, 1/18/2018	1,650,000	1,816,915
6.00%, 5/1/2014	160,000	178,615

		8,604,238

CHEMICALS — 1.9%
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	100,000	105,708
Airgas, Inc. 2.85%, 10/1/2013	100,000	102,051
E.I. du Pont de Nemours & Co.:
4.63%, 1/15/2020	350,000	389,452
5.88%, 1/15/2014	510,000	582,579
Potash Corp. of Saskatchewan, Inc. 3.75%, 9/30/2015	360,000	373,643
Praxair, Inc. 2.13%, 6/14/2013 (a)	320,000	327,928
The Dow Chemical Co.:
7.60%, 5/15/2014	205,000	239,593
8.55%, 5/15/2019	310,000	390,820

		2,511,774

COMMERCIAL BANKS — 17.7%
Asian Development Bank 2.75%, 5/21/2014	590,000	625,264
Bank of Nova Scotia 2.25%, 1/22/2013	205,000	210,639
Barclays Bank PLC 5.20%, 7/10/2014	605,000	668,550
BB&T Corp.:
3.85%, 7/27/2012	320,000	334,478
3.95%, 4/29/2016	125,000	133,847
Corp. Andina de Fomento 3.75%, 1/15/2016	300,000	301,861
Credit Suisse AG 5.40%, 1/14/2020	160,000	169,352
Credit Suisse of New York, NY:
5.30%, 8/13/2019	370,000	405,075
5.50%, 5/1/2014	800,000	889,619
6.00%, 2/15/2018	350,000	383,347
Deutsche Bank AG:
3.88%, 8/18/2014	320,000	340,081
6.00%, 9/1/2017 (a)	320,000	369,441
European Investment Bank:
1.63%, 3/15/2013	500,000	511,417
2.75%, 3/23/2015 (a)	1,200,000	1,273,286
4.25%, 7/15/2013	1,830,000	2,000,759
Export-Import Bank of Korea 4.13%, 9/9/2015	300,000	314,196
Inter-American Development Bank:
3.25%, 11/15/2011	690,000	711,458
3.88%, 2/14/2020	300,000	332,003
International Bank for Reconstruction & Development:
1.13%, 7/6/2012	500,000	501,989
2.00%, 4/2/2012	400,000	409,728
2.38%, 5/26/2015	770,000	807,562
International Finance Corp. 2.75%, 4/20/2015	515,000	547,545
KeyBank NA 4.95%, 9/15/2015	200,000	210,027
Korea Development Bank 4.38%, 8/10/2015	175,000	185,762

SPDR Barclays Capital Intermediate Term Credit Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Kreditanstalt fuer Wiederaufbau:
1.25%, 6/15/2012	$500,000	$506,249
2.75%, 10/21/2014 (a)	465,000	492,587
3.25%, 3/15/2013	2,120,000	2,248,145
4.00%, 1/27/2020 (a)	475,000	526,703
Landwirtschaftliche Rentenbank 3.13%, 7/15/2015	480,000	514,271
Nordic Investment Bank 2.50%, 7/15/2015	500,000	524,185
Oesterreichische Kontrollbank AG 1.75%, 3/11/2013	640,000	654,021
PNC Funding Corp.:
5.13%, 2/8/2020 (a)	360,000	389,343
5.63%, 2/1/2017	350,000	383,206
Svensk Exportkredit AB 3.25%, 9/16/2014	300,000	319,444
Union Bank NA 5.95%, 5/11/2016	255,000	282,062
US Bancorp 3.15%, 3/4/2015	640,000	671,313
Wachovia Corp. 5.50%, 5/1/2013	1,769,000	1,950,440
Wells Fargo & Co. 3.63%, 4/15/2015 (a)	530,000	560,586
Westpac Banking Corp. 2.25%, 11/19/2012	400,000	406,883

		23,066,724

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Pitney Bowes, Inc. 6.25%, 3/15/2019	135,000	150,778
Republic Services, Inc. 5.50%, 9/15/2019	155,000	173,992

		324,770

COMMUNICATIONS EQUIPMENT — 0.3%
Cisco Systems, Inc. 4.95%, 2/15/2019	320,000	364,162

COMPUTERS & PERIPHERALS — 1.5%
Dell, Inc. 4.70%, 4/15/2013	185,000	201,432
Hewlett-Packard Co. 4.75%, 6/2/2014	440,000	491,208
International Business Machines Corp. 5.70%, 9/14/2017	1,045,000	1,244,854

		1,937,494

CONSUMER FINANCE — 0.3%
SLM Corp.:
5.00%, 10/1/2013	265,000	258,375
8.45%, 6/15/2018	155,000	155,000

		413,375

DIVERSIFIED FINANCIAL SERVICES — 14.0%
Allstate Life Global Funding Trusts 5.38%, 4/30/2013	475,000	524,719
American Express Co.:
7.25%, 5/20/2014	990,000	1,156,222
8.13%, 5/20/2019	155,000	200,398
Bank of America Corp.:
4.50%, 4/1/2015	255,000	267,382
4.90%, 5/1/2013	2,235,000	2,389,159
5.63%, 7/1/2020	300,000	316,721
BP Capital Markets PLC:
3.88%, 3/10/2015	300,000	311,099
5.25%, 11/7/2013	250,000	271,857
Capital One Bank USA NA 8.80%, 7/15/2019	395,000	503,965
Capital One Financial Corp. 7.38%, 5/23/2014	185,000	216,720
Citigroup, Inc.:
4.75%, 5/19/2015 (a)	400,000	419,816
5.50%, 4/11/2013	1,860,000	1,998,665
8.50%, 5/22/2019	515,000	637,404
Credit Suisse USA, Inc.:
4.88%, 1/15/2015	5,000	5,517
6.13%, 11/15/2011	15,000	15,799
General Electric Capital Corp.:
4.80%, 5/1/2013	1,605,000	1,730,611
5.00%, 11/15/2011	590,000	618,115
5.63%, 5/1/2018	770,000	855,493
HSBC Finance Corp. 5.00%, 6/30/2015	810,000	885,678
JPMorgan Chase & Co. 4.65%, 6/1/2014 (a)	1,770,000	1,926,527
Lazard Group LLC 6.85%, 6/15/2017	145,000	153,608
Merrill Lynch & Co., Inc. 6.88%, 4/25/2018	917,000	1,026,146
National Rural Utilities Cooperative Finance Corp. 10.38%, 11/1/2018	185,000	266,273
Nomura Holdings, Inc.:
5.00%, 3/4/2015	170,000	183,043
6.70%, 3/4/2020	155,000	175,628
Royal Bank of Scotland Group PLC 5.00%, 10/1/2014	130,000	129,631
The Royal Bank of Scotland Group PLC 4.88%, 3/16/2015	250,000	262,710
The Western Union Co. 5.25%, 4/1/2020 (b)	135,000	144,753
UBS AG of Stamford, CT:
4.88%, 8/4/2020	45,000	47,359
5.75%, 4/25/2018	555,000	617,174

		18,258,192

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Qwest Corp. 8.38%, 5/1/2016	205,000	241,900

ELECTRIC UTILITIES — 4.1%
Carolina Power & Light Co. 5.25%, 12/15/2015	320,000	368,951
CenterPoint Energy Houston Electric LLC, Series M 5.75%, 1/15/2014	210,000	235,801
Commonwealth Edison Co.:
4.00%, 8/1/2020 (a)	60,000	62,894
5.80%, 3/15/2018	220,000	255,803
Consolidated Edison Co. of New York 6.65%, 4/1/2019	155,000	192,333
Duke Energy Corp. 3.95%, 9/15/2014	920,000	988,650

SPDR Barclays Capital Intermediate Term Credit Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

FirstEnergy Solutions Corp. 4.80%, 2/15/2015	$155,000	$166,484
FPL Group Capital, Inc. 6.00%, 3/1/2019	320,000	374,876
Georgia Power Co. 4.25%, 12/1/2019	360,000	386,324
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019	165,000	200,637
Nevada Power Co. 6.50%, 8/1/2018	155,000	185,227
Nisource Finance Corp. 6.40%, 3/15/2018	265,000	304,397
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	350,000	408,242
PG&E Corp. 5.75%, 4/1/2014	105,000	117,569
PSEG Power LLC 5.13%, 4/15/2020	280,000	309,028
Public Service of Colorado 7.88%, 10/1/2012	265,000	299,413
Union Electric Co. 6.70%, 2/1/2019	115,000	139,375
Virginia Electric and Power Co.:
5.10%, 11/30/2012	225,000	243,544
5.40%, 4/30/2018	155,000	179,280

		5,418,828

ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONANTS — 0.2%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	212,429

ENERGY EQUIPMENT & SERVICES — 0.1%
Nabors Industries, Inc. 9.25%, 1/15/2019	145,000	185,044

FOOD & STAPLES RETAILING — 2.1%
CVS Caremark Corp. 5.75%, 6/1/2017	465,000	535,120
Safeway, Inc. 5.00%, 8/15/2019	440,000	480,547
Target Corp. 6.00%, 1/15/2018	310,000	373,441
The Kroger Co. 6.40%, 8/15/2017	250,000	298,858
Wal-Mart Stores, Inc. 3.00%, 2/3/2014	1,045,000	1,108,473

		2,796,439

FOOD PRODUCTS — 1.7%
Campbell Soup Co. 07/17 Fixed 3.05 3.05%, 7/15/2017	100,000	104,609
General Mills, Inc. 5.70%, 2/15/2017	500,000	588,927
Kraft Foods, Inc.:
4.13%, 2/9/2016	110,000	118,452
5.38%, 2/10/2020	160,000	178,509
5.63%, 11/1/2011	1,045,000	1,096,612
Unilever Capital Corp. 3.65%, 2/15/2014	155,000	166,557

		2,253,666

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Baxter International, Inc. 4.00%, 3/1/2014	510,000	554,453
Medtronic, Inc. 4.45%, 3/15/2020	185,000	202,664

		757,117

HEALTH CARE PROVIDERS & SERVICES — 1.0%
Express Scripts, Inc. 6.25%, 6/15/2014	395,000	449,660
Humana, Inc. 7.20%, 6/15/2018	510,000	583,851
McKesson Corp. 7.50%, 2/15/2019	135,000	171,438
WellPoint, Inc. 7.00%, 2/15/2019	45,000	54,637

		1,259,586

HOTELS, RESTAURANTS & LEISURE — 0.6%
McDonald’s Corp.:
3.50%, 7/15/2020	55,000	56,620
5.35%, 3/1/2018	640,000	750,103

		806,723

HOUSEHOLD PRODUCTS — 0.5%
Clorox Co. 5.45%, 10/15/2012	145,000	157,443
Fortune Brands, Inc. 6.38%, 6/15/2014	265,000	297,821
Kimberly-Clark Corp. 7.50%, 11/1/2018	195,000	256,451

		711,715

INDUSTRIAL CONGLOMERATES — 1.0%
General Electric Co. 5.25%, 12/6/2017	510,000	572,477
Tyco Electronics Group SA 6.55%, 10/1/2017	210,000	244,254
Tyco International Finance SA:
3.38%, 10/15/2015	115,000	120,686
4.13%, 10/15/2014	320,000	347,823

		1,285,240

INSURANCE — 3.1%
ACE INA Holdings, Inc. 5.90%, 6/15/2019	155,000	179,949
Aflac, Inc. 8.50%, 5/15/2019	395,000	501,405
American International Group, Inc. 5.85%, 1/16/2018 (a)	800,000	824,000
Berkshire Hathaway Finance Corp.:
4.75%, 5/15/2012	320,000	339,912
5.40%, 5/15/2018 (a)	145,000	165,181
Chubb Corp. 6.38%, 3/29/2067 (c)	195,000	191,100
Genworth Financial, Inc. 5.75%, 6/15/2014	45,000	46,350
Hartford Financial Services Group, Inc. 6.30%, 3/15/2018	130,000	140,257
Marsh & McLennan Cos., Inc. 5.75%, 9/15/2015	185,000	203,968
MetLife, Inc. 6.75%, 6/1/2016	515,000	611,616

SPDR Barclays Capital Intermediate Term Credit Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Prudential Financial, Inc.:
3.88%, 1/14/2015	$125,000	$131,011
4.75%, 9/17/2015	320,000	345,184
The Travelers Cos., Inc. 6.25%, 6/20/2016	320,000	377,414

		4,057,347

IT SERVICES — 0.3%
Computer Sciences Corp. Series W 5.50%, 3/15/2013	210,000	227,575
Fiserv, Inc. 6.80%, 11/20/2017	150,000	172,647

		400,222

MACHINERY — 1.5%
Caterpillar Financial Services Corp. 6.20%, 9/30/2013	785,000	896,203
Ingersoll-Rand Global Holding Co. Ltd. 9.50%, 4/15/2014	430,000	528,388
John Deere Capital Corp. 7.00%, 3/15/2012	510,000	556,620

		1,981,211

MEDIA — 4.0%
CBS Corp. 8.88%, 5/15/2019	145,000	186,689
Comcast Corp. 5.70%, 5/15/2018	840,000	955,567
Cox Communications, Inc. 4.63%, 6/1/2013	205,000	220,895
DIRECTV Holdings LLC:
3.55%, 3/15/2015	145,000	151,198
7.63%, 5/15/2016	111,000	123,210
NBC Universal, Inc.:
2.10%, 4/1/2014 (b)	150,000	150,696
5.15%, 4/30/2020 (b)	150,000	161,989
News America, Inc. 6.90%, 3/1/2019 (a)	510,000	622,222
The Walt Disney Co. 4.50%, 12/15/2013	880,000	974,251
Thomson Reuters Corp. 6.50%, 7/15/2018	255,000	308,915
Time Warner Cable, Inc.:
5.88%, 11/15/2016	290,000	337,904
6.20%, 7/1/2013	785,000	883,093
Viacom, Inc. 6.25%, 4/30/2016	70,000	81,768

		5,158,397

METALS & MINING — 2.2%
Alcoa, Inc. 6.75%, 7/15/2018	205,000	218,838
ArcelorMittal 6.13%, 6/1/2018	300,000	321,885
BHP Billiton Finance USA, Ltd. 5.50%, 4/1/2014	715,000	804,109
Freeport-McMoRan Copper & Gold, Inc. 8.38%, 4/1/2017	205,000	228,063
Rio Tinto Finance USA Ltd. 5.88%, 7/15/2013	195,000	217,244
6.50%, 7/15/2018	300,000	360,923
Teck Resources Ltd. 10.75%, 5/15/2019	265,000	331,250
Vale Overseas Ltd. 5.63%, 9/15/2019	360,000	399,985

		2,882,297

MULTI-UTILITIES — 0.8%
MidAmerican Energy Holdings Co. 5.75%, 4/1/2018	490,000	570,323
Sempra Energy 6.50%, 6/1/2016	395,000	463,882

		1,034,205

OFFICE ELECTRONICS — 0.3%
Xerox Corp. 4.25%, 2/15/2015 (a)	395,000	423,804

OIL, GAS & CONSUMABLE FUELS — 6.8%
Anadarko Petroleum Corp. 6.95%, 6/15/2019	155,000	170,500
Canadian Natural Resources Ltd. 5.70%, 5/15/2017	205,000	235,650
Chevron Corp. 4.95%, 3/3/2019 (a)	255,000	295,505
ConocoPhillips 5.75%, 2/1/2019	310,000	371,475
ConocoPhillips Australia Funding Co. 5.50%, 4/15/2013	500,000	554,392
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019 (a)	145,000	164,945
EnCana Corp. 6.50%, 5/15/2019 (a)	310,000	378,486
Energy Transfer Partners LP 8.50%, 4/15/2014	320,000	379,507
Enterprise Products Operating LLC 6.30%, 9/15/2017	360,000	417,702
Husky Energy, Inc. 5.90%, 6/15/2014	100,000	110,726
Kinder Morgan Energy Partners LP 6.00%, 2/1/2017	855,000	971,905
Marathon Oil Corp. 7.50%, 2/15/2019 (a)	195,000	249,250
Nexen, Inc. 6.20%, 7/30/2019 (a)	155,000	178,970
Petrobras International Finance Co. 8.38%, 12/10/2018 (a)	785,000	961,625
Petroleos Mexicanos:
4.88%, 3/15/2015 (a)	225,000	241,097
6.00%, 3/5/2020 (b)	180,000	198,349
Shell International Finance BV:
4.00%, 3/21/2014	430,000	464,580
4.30%, 9/22/2019	350,000	380,457
Smith International, Inc. 9.75%, 3/15/2019	145,000	207,959
Statoil ASA 2.90%, 10/15/2014	145,000	152,348
Sunoco, Inc. 5.75%, 1/15/2017 (a)	145,000	151,846
Total Capital SA 3.00%, 6/24/2015	250,000	262,272
Valero Energy Corp. 6.13%, 2/1/2020	145,000	157,964
Weatherford International Ltd. 4.95%, 10/15/2013	195,000	208,361

SPDR Barclays Capital Intermediate Term Credit Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Williams Partners LP 3.80%, 2/15/2015	$265,000	$277,729
XTO Energy, Inc. 5.75%, 12/15/2013	695,000	795,543

		8,939,143

PAPER & FOREST PRODUCTS — 0.3%
International Paper Co. 9.38%, 5/15/2019	280,000	361,099

PERSONAL PRODUCTS — 0.1%
The Procter & Gamble Co. 1.38%, 8/1/2012	135,000	136,711

PHARMACEUTICALS — 3.1%
Abbott Laboratories 5.60%, 11/30/2017 (a)	780,000	928,212
AstraZeneca PLC 5.40%, 9/15/2012	845,000	920,651
GlaxoSmithKline Capital, Inc. 4.85%, 5/15/2013	395,000	434,361
Medco Health Solutions, Inc. 7.13%, 3/15/2018	205,000	250,860
Merck & Co, Inc. 5.00%, 6/30/2019 (a)	310,000	360,801
Novartis Capital Corp. 4.13%, 2/10/2014	320,000	350,169
Pfizer, Inc. 6.20%, 3/15/2019	310,000	381,310
Wyeth 5.45%, 4/1/2017	350,000	410,036

		4,036,400

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Boston Properties LP 5.63%, 11/15/2020	150,000	164,639
CommonWealth REIT 6.25%, 6/15/2017	100,000	104,911
Duke Realty LP 7.38%, 2/15/2015	300,000	340,494
ERP Operating LP 5.75%, 6/15/2017	110,000	123,503
HCP, Inc. 6.30%, 9/15/2016	150,000	162,924
Health Care REIT, Inc. 6.20%, 6/1/2016	100,000	111,738
Hospitality Properties Trust 7.88%, 8/15/2014	100,000	112,495
ProLogis 6.25%, 3/15/2017	150,000	147,177
Simon Property Group LP:
5.10%, 6/15/2015 (a)	200,000	221,263
5.65%, 2/1/2020	350,000	389,464

		1,878,608

ROAD & RAIL — 0.8%
CSX Corp. 7.38%, 2/1/2019	205,000	257,451
Union Pacific Corp. 5.13%, 2/15/2014 (a)	715,000	790,473

		1,047,924

SOFTWARE — 0.5%
Microsoft Corp. 4.20%, 6/1/2019	135,000	148,709
Oracle Corp. 3.75%, 7/8/2014	505,000	547,852

		696,561

SPECIALTY RETAIL — 0.3%
Lowe’s Cos, Inc. 4.63%, 4/15/2020	125,000	139,348
The Home Depot, Inc. 3.95%, 9/15/2020	250,000	255,155

		394,503

TOBACCO — 1.4%
Altria Group, Inc. 9.70%, 11/10/2018	790,000	1,062,102
Philip Morris International, Inc. 5.65%, 5/16/2018	500,000	587,166
Reynolds American, Inc. 7.63%, 6/1/2016	155,000	180,415

		1,829,683

WIRELESS TELECOMMUNICATION SERVICES — 5.3%
America Movil SAB de CV 5.50%, 3/1/2014	250,000	276,080
American Tower Corp. 5.05%, 9/1/2020	100,000	102,201
AT&T, Inc.:
4.95%, 1/15/2013	255,000	277,184
5.50%, 2/1/2018	798,000	921,722
Cellco Partnership / Verizon Wireless Capital LLC:
5.55%, 2/1/2014	265,000	299,492
8.50%, 11/15/2018	160,000	217,237
Deutsche Telekom International Finance BV 4.88%, 7/8/2014	265,000	291,214
Embarq Corp. 7.08%, 6/1/2016	265,000	292,883
France Telecom SA 4.38%, 7/8/2014	205,000	226,285
New Cingular Wireless Services, Inc. 8.13%, 5/1/2012	350,000	389,202
Rogers Communications, Inc. 6.80%, 8/15/2018	280,000	344,866
Telecom Italia Capital SA 6.18%, 6/18/2014	800,000	883,284
Telefonica Emisiones SAU 5.13%, 4/27/2020	255,000	277,425
Verizon Communications, Inc. 5.25%, 4/15/2013	1,305,000	1,435,369
Vodafone Group PLC 4.15%, 6/10/2014	605,000	651,518

		6,885,962

TOTAL CORPORATE BONDS & NOTES —
(Cost $113,403,789)		120,151,441

FOREIGN GOVERNMENT OBLIGATIONS — 6.2%
Export Development Canada 2.25%, 5/28/2015	110,000	114,319

SPDR Barclays Capital Intermediate Term Credit Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Federal Republic of Brazil:
5.88%, 1/15/2019	$465,000	$545,212
8.00%, 1/15/2018	683,333	817,608
Japan Bank for International Cooperation/Japan 2.88%, 2/2/2015	515,000	545,313
Japan Finance Corp. 1.50%, 7/6/2012	515,000	522,425
Mexico Government International Bond 5.13%, 1/15/2020	500,000	557,530
Province of British Columbia 2.85%, 6/15/2015	60,000	63,765
Province of Ontario
2.63%, 1/20/2012	300,000	308,171
4.00%, 10/7/2019	300,000	324,231
4.10%, 6/16/2014	605,000	664,372
Province of Quebec 4.63%, 5/14/2018	440,000	498,942
Republic of Italy: 3.13%, 1/26/2015	1,375,000	1,402,023
Republic of Korea
5.75%, 4/16/2014	250,000	280,038
7.13%, 4/16/2019	150,000	189,618
Republic of Peru 7.13%, 3/30/2019	155,000	193,750
Republic of Poland:
6.25%, 7/3/2012	280,000	302,400
6.38%, 7/15/2019	205,000	242,419
United Mexican States 5.88%, 1/15/2014	420,000	478,800

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $7,635,968)		8,050,936

	Shares
SHORT TERM INVESTMENTS — 6.2%
MONEY MARKET FUNDS — 6.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,515,655	4,515,655
State Street Institutional Liquid Reserves Fund (d)	3,664,132	3,664,132

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $8,179,787)		8,179,787

TOTAL INVESTMENTS — 104.3% (g)
(Cost $129,219,544)		136,382,164
OTHER ASSETS AND LIABILITIES — (4.3)%		(5,657,830)

NET ASSETS — 100.0%		$130,724,334

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of September 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security. Rate shown is rate in effect at September 30, 2010. Maturity date disclosed is the ultimate maturity.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)
REIT = Real Estate Investment Trust

SPDR Barclays Capital Long Term Credit Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 80.5%
AEROSPACE & DEFENSE — 1.6%
Lockheed Martin Corp. 6.15%, 9/1/2036	$160,000	$190,008
The Boeing Co. 6.63%, 2/15/2038	165,000	209,458
United Technologies Corp. 6.13%, 7/15/2038	130,000	155,405

		554,871

BEVERAGES — 1.7%
Anheuser-Busch InBev Worldwide, Inc. 6.38%, 1/15/2040 (a)	115,000	138,397
Coca-Cola Enterprises, Inc. 8.50%, 2/1/2022	150,000	213,256
PepsiCo, Inc. 5.50%, 1/15/2040	200,000	227,443

		579,096

BIOTECHNOLOGY — 0.3%
Amgen, Inc. 3.45%, 10/1/2020	100,000	100,671

BUILDING PRODUCTS — 0.1%
Owens Corning 7.00%, 12/1/2036	41,000	41,820

CAPITAL MARKETS — 2.1%
Morgan Stanley 6.25%, 8/9/2026 (a)	165,000	171,949
The Goldman Sachs Group, Inc.:
6.13%, 2/15/2033 (a)	200,000	215,739
6.75%, 10/1/2037	322,000	334,776

		722,464

CHEMICALS — 1.0%
Monsanto Co. 5.88%, 4/15/2038	200,000	226,396
The Dow Chemical Co. 9.40%, 5/15/2039	80,000	112,156

		338,552

COMMERCIAL BANKS — 2.7%
European Investment Bank 4.88%, 2/15/2036	100,000	111,938
HSBC Holdings PLC 6.50%, 9/15/2037	370,000	416,692
JPMorgan Chase & Co. 6.40%, 5/15/2038 (a)	35,000	42,064
Wachovia Bank NA 6.60%, 1/15/2038	200,000	223,599
Wells Fargo Capital X 5.95%, 12/15/2036	150,000	144,439

		938,732

COMMERCIAL SERVICES & SUPPLIES — 0.8%
Republic Services, Inc. 5.25%, 11/15/2021 (a)	150,000	165,025
Waste Management, Inc. 7.75%, 5/15/2032	100,000	127,637

		292,662

COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc. 5.90%, 2/15/2039 (a)	170,000	195,661

COMPUTERS & PERIPHERALS — 0.8%
Dell, Inc. 7.10%, 4/15/2028	50,000	59,001
International Business Machines Corp. 5.60%, 11/30/2039	187,000	214,923

		273,924

DIVERSIFIED FINANCIAL SERVICES — 7.3%
Bank of America Corp. 5.63%, 7/1/2020	200,000	211,148
Capital One Financial Corp. 8.88%, 5/15/2040	200,000	209,000
Citigroup, Inc.:
6.63%, 6/15/2032	200,000	207,893
6.88%, 3/5/2038	230,000	253,971
General Electric Capital Corp.:
5.88%, 1/14/2038 (a)	410,000	414,809
6.75%, 3/15/2032	80,000	88,856
6.88%, 1/10/2039 (a)	330,000	376,043
JP Morgan Chase Capital XXV 6.80%, 10/1/2037 (a)	400,000	403,055
Merrill Lynch & Co., Inc.:
6.11%, 1/29/2037	165,000	160,190
7.75%, 5/14/2038 (a)	170,000	194,955

		2,519,920

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
British Telecommunications PLC 9.88%, 12/15/2030 (b)	145,000	199,829

ELECTRIC UTILITIES — 8.8%
Alabama Power Co. 6.13%, 5/15/2038	170,000	199,366
Consolidated Edison Co. of New York 5.70%, 12/1/2036	80,000	88,891
Duke Energy Indiana, Inc. 6.45%, 4/1/2039	130,000	164,602
Exelon Generation Co. LLC 6.25%, 10/1/2039	270,000	291,423
FirstEnergy Corp. 7.38%, 11/15/2031	330,000	357,370
Florida Power & Light Co. 5.69%, 3/1/2040 (a)	115,000	133,281
Florida Power Corp. 6.40%, 6/15/2038	80,000	99,234
Georgia Power Co. 4.75%, 9/1/2040	100,000	97,070
Hydro Quebec 8.50%, 12/1/2029	120,000	186,865
Ohio Power Co. 6.60%, 2/15/2033	102,000	120,169
Oncor Electric Delivery Co. LLC 7.00%, 5/1/2032	150,000	180,618
Pacific Gas & Electric Co.:
6.05%, 3/1/2034	215,000	241,511
6.25%, 3/1/2039	—	—
PacifiCorp 6.00%, 1/15/2039	80,000	94,235
Puget Sound Energy, Inc. 5.80%, 3/15/2040	55,000	60,899
San Diego Gas & Electric Co., Series D 6.00%, 6/1/2026	100,000	121,301

SPDR Barclays Capital Long Term Credit Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Southern California Edison Co. 6.00%, 1/15/2034	$200,000	$230,699
Southwestern Electric Power Co. 6.20%, 3/15/2040 (a)	30,000	31,957
Southwestern Public Service Co., Series F 6.00%, 10/1/2036	100,000	107,043
Virginia Electric and Power Co. 6.00%, 5/15/2037	200,000	234,561

		3,041,095

FOOD & STAPLES RETAILING — 3.6%
CVS Caremark Corp. 6.13%, 9/15/2039	270,000	296,878
Target Corp. 7.00%, 1/15/2038	165,000	212,705
The Kroger Co. 7.50%, 4/1/2031	165,000	211,562
Wal-Mart Stores, Inc.:
5.25%, 9/1/2035	330,000	352,022
5.88%, 4/5/2027 (a)	150,000	176,001

		1,249,168

FOOD PRODUCTS — 2.0%
Kellogg Co. Series B 7.45%, 4/1/2031	45,000	60,893
Kraft Foods, Inc.:
6.50%, 2/9/2040	115,000	134,306
6.88%, 1/26/2039	245,000	295,539
Unilever Capital Corp. 5.90%, 11/15/2032	160,000	190,962

		681,700

HEALTH CARE PRODUCTS — 0.6%
Covidien International Finance SA 6.55%, 10/15/2037	50,000	62,832
Johnson & Johnson 4.50%, 9/1/2040	100,000	101,011
Medtronic, Inc. 5.55%, 3/15/2040	50,000	55,980

		219,823

HEALTH CARE PROVIDERS & SERVICES — 1.2%
Aetna, Inc. 6.63%, 6/15/2036	115,000	132,885
UnitedHealth Group, Inc. 6.88%, 2/15/2038	115,000	136,525
WellPoint, Inc. 6.38%, 6/15/2037	130,000	145,062

		414,472

HOTELS, RESTAURANTS & LEISURE — 0.4%
McDonald’s Corp. 6.30%, 3/1/2038	125,000	155,906

HOUSEHOLD PRODUCTS — 0.7%
The Procter & Gamble Co. 5.55%, 3/5/2037	200,000	234,389

INSURANCE — 3.2%
AON Corp. 8.21%, 1/1/2027	55,000	58,660
AXA SA 8.60%, 12/15/2030 (a)	115,000	130,143
Chubb Corp. 6.50%, 5/15/2038	70,000	85,166
MetLife, Inc. 6.40%, 12/15/2036	290,000	269,700
Prudential Financial, Inc. 6.63%, 12/1/2037	95,000	107,946
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	85,000	91,772
The Allstate Corp. 5.95%, 4/1/2036	130,000	141,970
The Progressive Corp. 6.25%, 12/1/2032	100,000	111,063
The Travelers Cos., Inc. 6.25%, 6/15/2037	80,000	94,139

		1,090,559

MACHINERY — 0.8%
Caterpillar, Inc. 7.30%, 5/1/2031 (a)	200,000	265,289

MEDIA — 6.3%
CBS Corp. 7.88%, 7/30/2030	75,000	89,813
Comcast Corp. 6.95%, 8/15/2037 (a)	410,000	483,943
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
4.60%, 2/15/2021	100,000	102,760
6.00%, 8/15/2040	50,000	51,639
NBC Universal, Inc.:
4.38%, 4/1/2021 (c)	100,000	101,218
6.40%, 4/30/2040 (c)	50,000	54,304
News America Holdings, Inc. 8.15%, 10/17/2036	200,000	251,904
News America, Inc.:
5.65%, 8/15/2020 (a)	—	—
6.20%, 12/15/2034	34,000	36,502
6.65%, 11/15/2037	40,000	45,586
Time Warner Cable, Inc. 7.30%, 7/1/2038	330,000	398,455
Time Warner, Inc.:
4.70%, 1/15/2021	200,000	212,260
7.63%, 4/15/2031 (a)	65,000	79,683
7.70%, 5/1/2032	150,000	186,147
Viacom, Inc. 6.88%, 4/30/2036	80,000	93,312

		2,187,526

METALS & MINING — 2.1%
Newmont Mining Corp. 6.25%, 10/1/2039	165,000	189,484
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	165,000	188,129
Vale Overseas, Ltd. 6.88%, 11/21/2036	295,000	336,651

		714,264

MULTI-UTILITIES — 1.4%
MidAmerican Energy Holdings Co.:
6.13%, 4/1/2036	330,000	381,169
6.50%, 9/15/2037	80,000	95,799

		476,968

SPDR Barclays Capital Long Term Credit Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

OIL, GAS & CONSUMABLE FUELS — 12.5%
Anadarko Finance Co. 7.50%, 5/1/2031 (a)	$150,000	$159,000
Apache Corp. 6.00%, 1/15/2037	125,000	141,766
Baker Hughes, Inc. 5.13%, 9/15/2040	100,000	104,017
Canadian Natural Resources Ltd. 6.25%, 3/15/2038	80,000	91,585
7.20%, 1/15/2032	100,000	120,474
Conoco Funding Co. 7.25%, 10/15/2031 (a)	165,000	212,002
Conoco, Inc. 6.95%, 4/15/2029	165,000	210,883
Devon Financing Corp. ULC 7.88%, 9/30/2031	65,000	87,178
EnCana Corp. 6.50%, 2/1/2038	250,000	289,897
Enterprise Products Operating LLC:
5.20%, 9/1/2020	—	—
7.55%, 4/15/2038 (a)	115,000	142,726
Halliburton Co. 6.70%, 9/15/2038	100,000	124,422
Hess Corp. 7.30%, 8/15/2031	115,000	141,513
Kinder Morgan Energy Partners LP:
5.30%, 9/15/2020	—	—
7.40%, 3/15/2031	200,000	233,766
Marathon Oil Corp. 6.60%, 10/1/2037 (a)	200,000	235,875
Nexen, Inc. 7.50%, 7/30/2039 (a)	165,000	201,138
Noble Holding International, Ltd. 4.90%, 8/1/2020	—	—
Pemex Project Funding Master Trust 6.63%, 6/15/2035 (a)	245,000	266,442
Petro-Canada 6.80%, 5/15/2038	270,000	320,048
Shell International Finance BV 6.38%, 12/15/2038 (a)	190,000	237,060
Southern Natural Gas Co. 8.00%, 3/1/2032	165,000	186,376
Statoil ASA 5.10%, 8/17/2040	50,000	53,122
TransCanada Pipelines, Ltd.:
6.20%, 10/15/2037	70,000	79,124
7.63%, 1/15/2039	165,000	218,254
Transocean, Inc. 7.50%, 4/15/2031	70,000	72,800
Valero Energy Corp. 7.50%, 4/15/2032	125,000	136,309
Williams Cos., Inc. 8.75%, 3/15/2032	100,000	123,307
Williams Partners LP 6.30%, 4/15/2040 (a)	100,000	109,461

		4,298,545

PAPER & FOREST PRODUCTS — 0.4%
International Paper Co. 7.50%, 8/15/2021 (a)	130,000	154,967

PHARMACEUTICALS — 4.0%
Abbott Laboratories 6.00%, 4/1/2039	150,000	176,797
AstraZeneca PLC 6.45%, 9/15/2037	150,000	187,249
Bristol-Myers Squibb Co. 5.88%, 11/15/2036	165,000	190,475
Eli Lilly & Co. 5.50%, 3/15/2027	165,000	185,301
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038 (a)	80,000	99,046
Merck & Co, Inc. 6.50%, 12/1/2033	150,000	189,384
Pfizer, Inc. 7.20%, 3/15/2039 (a)	260,000	355,357

		1,383,609

REAL ESTATE INVESTMENT TRUSTS — 0.4%
Boston Properties LP 5.63%, 11/15/2020	50,000	54,880
Simon Property Group LP 6.75%, 2/1/2040	65,000	76,351

		131,231

ROAD & RAIL — 2.1%
Canadian National Railway Co. 6.90%, 7/15/2028	95,000	120,556
CSX Corp. 6.22%, 4/30/2040	245,000	283,819
Norfolk Southern Corp. 7.25%, 2/15/2031	130,000	164,411
Union Pacific Corp. 4.00%, 2/1/2021	150,000	155,556

		724,342

SOFTWARE — 0.9%
Microsoft Corp.:
3.00%, 10/1/2020	50,000	49,871
4.50%, 10/1/2040	100,000	99,347
Oracle Corp. 6.13%, 7/8/2039	130,000	153,552

		302,770

SPECIALTY RETAIL — 0.3%
The Home Depot, Inc. 5.88%, 12/16/2036	115,000	120,311

TOBACCO — 0.7%
Altria Group, Inc. 9.95%, 11/10/2038	165,000	235,558

WIRELESS TELECOMMUNICATION SERVICES — 8.5%
America Movil SAB de CV 6.13%, 3/30/2040	200,000	222,414
AT&T Corp. 8.00%, 11/15/2031	19,000	25,359
AT&T, Inc.:
5.35%, 9/1/2040 (a)(c)	770,000	774,762
6.30%, 1/15/2038 (a)	165,000	185,083
6.55%, 2/15/2039 (a)	125,000	145,573
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (b)	180,000	250,145

SPDR Barclays Capital Long Term Credit Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

France Telecom SA 8.50%, 3/1/2031	$100,000	$144,637
Telecom Italia Capital SA 7.72%, 6/4/2038	150,000	168,361
Telefonica Europe BV 8.25%, 9/15/2030 (a)	95,000	123,810
Verizon Communications, Inc.:
7.75%, 12/1/2030	245,000	315,608
8.95%, 3/1/2039	250,000	368,967
Vodafone Group PLC 6.15%, 2/27/2037	165,000	192,957

		2,917,676

TOTAL CORPORATE BONDS & NOTES —
(Cost $25,127,238)		27,758,370

FOREIGN GOVERNMENT OBLIGATIONS — 7.7%
Federal Republic of Brazil
7.13%, 1/20/2037	165,000	215,756
8.75%, 2/4/2025	270,000	395,550
10.13%, 5/15/2027	295,000	477,900
International Bank for Reconstruction & Development 7.63%, 1/19/2023	100,000	146,093
Mexico Government International Bond 8.00%, 9/24/2022	100,000	137,000
Province of Quebec 7.50%, 9/15/2029	20,000	28,979
Republic of Italy 5.38%, 6/15/2033	180,000	182,800
Republic of Panama 8.88%, 9/30/2027	300,000	433,500
Republic of Peru 7.35%, 7/21/2025	165,000	213,675
United Mexican States:
6.75%, 9/27/2034	165,000	204,760
8.30%, 8/15/2031	165,000	233,475

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $2,366,039)		2,669,488

MUNICIPAL BONDS AND NOTES — 8.7%
CALIFORNIA — 3.0%
California, Bay Area Toll Authority 7.04%, 4/1/2050	150,000	165,237
California, State General Obligation:
7.50%, 4/1/2034	250,000	271,995
7.55%, 4/1/2039	250,000	271,877
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	200,000	202,040
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	100,000	111,005

		1,022,154

CONNECTICUT — 0.3%
Connecticut, State General Obligation Series A 5.85%, 3/15/2032	100,000	112,642

GEORGIA — 0.3%
Georgia, Municipal Electric Authority Revenue 7.06%, 4/1/2057	100,000	97,690

ILLINOIS — 1.4%
Chicago, IL Transit Authority 6.90%, 12/1/2040	100,000	107,770
Illinois, State General Obligation 5.10%, 6/1/2033	450,000	377,550

		485,320

NEW YORK — 1.6%
New York, NY, General Obligation 5.85%, 6/1/2040	220,000	229,847
New York, NY, Metropolitan Transportation Authority Revenue:
6.55%, 11/15/2031	100,000	108,237
6.65%, 11/15/2039	100,000	108,802
New York, NY, Municipal Water Finance Authority Revenue 5.95%, 6/15/2042	100,000	111,129

		558,015

PENNSYLVANIA — 0.7%
Pennsylvania, State General Obligation 4.65%, 2/15/2026	210,000	220,534

TEXAS — 0.8%
Texas, State General Obligation 5.52%, 4/1/2039	150,000	169,307
Texas, State Transportation Commission, General Obligation 5.18%, 4/1/2030	100,000	107,475

		276,782

VIRGINIA — 0.3%
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	100,000	107,986

WASHINGTON — 0.3%
State of Washington 5.09%, 8/1/2033	100,000	106,028

TOTAL MUNICIPAL BONDS AND NOTES —
(Cost $2,860,655)		2,987,151

	Shares
SHORT TERM INVESTMENTS — 11.5%
MONEY MARKET FUNDS — 11.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,250,723	3,250,723
State Street Institutional Liquid Reserves Fund (d)	731,027	731,027

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $3,981,750)		3,981,750

TOTAL INVESTMENTS — 108.4% (g)
(Cost $34,335,682)		37,396,759
OTHER ASSETS AND LIABILITIES — (8.4)%		(2,910,681)

NET ASSETS — 100.0%		$34,486,078

SPDR Barclays Capital Long Term Credit Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2010. Maturity date disclosed is the ultimate maturity.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.7% of net assets as of September 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

CONVERTIBLE CORPORATE BONDS & NOTES — 78.4%
AEROSPACE & DEFENSE — 0.5%
L-3 Communications Holdings, Inc. 3.00%, 8/1/2035 (a)	$1,900,000	$1,907,030

AIRLINES — 0.5%
UAL Corp. 4.50%, 6/30/2021	2,050,000	2,065,088

AUTOMOBILES — 4.4%
Ford Motor Co.:
4.25%, 11/15/2016	8,850,000	13,183,668
4.25%, 12/15/2036	1,650,000	2,448,930
Navistar International Corp. 3.00%, 10/15/2014	1,350,000	1,524,123

		17,156,721

BEVERAGES — 0.4%
Molson Coors Brewing Co. 2.50%, 7/30/2013 (a)	1,300,000	1,461,980

BIOTECHNOLOGY — 8.5%
Amgen, Inc.:
0.13%, 2/1/2011	7,700,000	7,676,199
0.38%, 2/1/2013	7,550,000	7,494,674
Amylin Pharmaceuticals, Inc. 3.00%, 6/15/2014	1,300,000	1,181,531
Cephalon, Inc.:
2.00%, 6/1/2015	2,250,000	3,191,445
2.50%, 5/1/2014	1,600,000	1,804,016
Gilead Sciences, Inc.:
0.50%, 5/1/2011	1,950,000	2,016,164
0.63%, 5/1/2013 (a)	1,900,000	2,086,960
1.00%, 5/1/2014 (b)	3,500,000	3,567,305
1.63%, 5/1/2016 (b)	3,750,000	3,834,187

		32,852,481

BUILDING PRODUCTS — 0.5%
Cemex SAB de CV 4.88%, 3/15/2015 (b)	2,000,000	1,929,000

COMMERCIAL BANKS — 1.0%
National City Corp. 4.00%, 2/1/2011	4,000,000	4,024,320

COMMUNICATIONS EQUIPMENT — 1.1%
Alcatel-Lucent USA, Inc. Series B, 2.88%, 6/15/2025	3,800,000	3,449,594
Ciena Corp. 0.88%, 6/15/2017	1,050,000	766,174

		4,215,768

COMPUTERS & PERIPHERALS — 6.8%
EMC Corp.:
1.75%, 12/1/2011 (a)	5,700,000	7,506,729
1.75%, 12/1/2013	4,650,000	6,432,531
NetApp, Inc. 1.75%, 6/1/2013	3,900,000	6,328,140
SanDisk Corp.:
1.00%, 5/15/2013	3,570,000	3,292,814
1.50%, 8/15/2017	3,000,000	2,798,400

		26,358,614

CONTAINERS & PACKAGING — 0.4%
Owens-Brockway Glass Container, Inc. 3.00%, 6/1/2015 (b)	1,750,000	1,712,375

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
Qwest Communications International, Inc. 3.50%, 11/15/2025	3,900,000	5,153,421

ELECTRICAL EQUIPMENT — 0.3%
Suntech Power Holdings Co., Ltd. 3.00%, 3/15/2013	1,400,000	1,209,132

ENERGY EQUIPMENT & SERVICES — 1.6%
Cameron International Corp. 2.50%, 6/15/2026	1,550,000	2,003,592
Nabors Industries, Inc. 0.94%, 5/15/2011 (a)	4,400,000	4,353,219

		6,356,811

FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co. 0.88%, 2/15/2014	3,500,000	3,668,280

HEALTH CARE EQUIPMENT & SUPPLIES — 5.6%
Beckman Coulter, Inc. 2.50%, 12/15/2036 (a)	1,550,000	1,583,248
Hologic, Inc. 2.00%, 12/15/2037 (c)	4,950,000	4,604,168
Kinetic Concepts, Inc. 3.25%, 4/15/2015 (b)	1,550,000	1,553,627
Medtronic, Inc.:
1.50%, 4/15/2011	7,050,000	7,063,818
1.63%, 4/15/2013	7,050,000	7,046,475

		21,851,336

HEALTH CARE PROVIDERS & SERVICES — 0.9%
LifePoint Hospitals, Inc. 3.50%, 5/15/2014 (a)	1,350,000	1,350,013
Omnicare, Inc. 3.25%, 12/15/2035	2,638,000	2,242,411

		3,592,424

HOTELS, RESTAURANTS & LEISURE — 1.9%
Carnival Corp. 2.00%, 4/15/2021	1,750,000	1,782,165
International Game Technology 3.25%, 5/1/2014 (a)	2,400,000	2,609,352
MGM Resorts International 4.25%, 4/15/2015 (a)(b)	3,050,000	2,801,410

		7,192,927

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc. 2.00%, 5/15/2014	1,300,000	1,435,850

INDUSTRIAL CONGLOMERATES — 0.8%
Textron, Inc. 4.50%, 5/1/2013	1,850,000	3,163,500

INSURANCE — 0.8%
Vale Capital II 6.75%, 6/15/2012	33,000	2,952,510

INTERNET & CATALOG RETAIL — 0.6%
priceline.com, Inc. 1.25%, 3/15/2015 (b)	1,600,000	2,133,520

INTERNET SOFTWARE & SERVICES — 1.0%
VeriSign, Inc. 3.25%, 8/15/2037	3,500,000	3,787,000

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

IT SERVICES — 0.6%
Alliance Data Systems Corp. 1.75%, 8/1/2013 (a)	$2,250,000	$2,314,800

MACHINERY — 0.7%
Danaher Corp. Zero Coupon, 1/22/2021	2,300,000	2,717,266

MARINE — 0.5%
DryShips, Inc. 5.00%, 12/1/2014	2,000,000	1,874,166

MEDIA — 3.4%
Liberty Global, Inc. 4.50%, 11/15/2016 (b)	2,400,000	3,234,792
Liberty Media LLC:
3.13%, 3/30/2023	3,200,000	3,526,496
3.25%, 3/15/2031	1,200,000	797,520
Virgin Media, Inc. 6.50%, 11/15/2016	2,800,000	4,144,000
XM Satellite Radio, Inc. 7.00%, 12/1/2014 (b)	1,250,000	1,352,638

		13,055,446

METALS & MINING — 6.1%
Alcoa, Inc. 5.25%, 3/15/2014	1,700,000	3,410,625
AngloGold Ashanti, Holdings Finance PLC 3.50%, 5/22/2014 (a)(b)	2,100,000	2,487,975
ArcelorMittal 5.00%, 5/15/2014	2,250,000	3,007,642
Goldcorp, Inc. 2.00%, 8/1/2014	2,450,000	2,998,457
Newmont Mining Corp.:
1.25%, 7/15/2014	1,750,000	2,545,375
1.63%, 7/15/2017	1,700,000	2,506,293
3.00%, 2/15/2012	1,350,000	1,924,938
Sterlite Industries India, Ltd. 4.00%, 10/30/2014	1,250,000	1,208,438
United States Steel Corp. 4.00%, 5/15/2014	2,400,000	3,737,592

		23,827,335

OIL, GAS & CONSUMABLE FUELS — 7.4%
Chesapeake Energy Corp.:
2.25%, 12/15/2038	3,850,000	2,963,384
2.50%, 5/15/2037	4,700,000	4,061,270
Massey Energy Co. 3.25%, 8/1/2015 (a)	1,525,000	1,334,419
Peabody Energy Corp. 4.75%, 12/15/2066	2,100,000	2,339,127
Transocean, Inc.:
Series B 1.50%, 12/15/2037 (a)	6,900,000	6,730,736
Series C 1.50%, 12/15/2037	6,900,000	6,614,237
Series A 1.63%, 12/15/2037 (a)	3,500,000	3,478,342
USEC, Inc. 3.00%, 10/1/2014	1,400,000	1,102,984

		28,624,499

PHARMACEUTICALS — 2.8%
Allergan, Inc. 1.50%, 4/1/2026 (a)	1,800,000	2,057,580
Mylan, Inc.:
1.25%, 3/15/2012 (a)	1,800,000	1,863,054
3.75%, 9/15/2015	1,650,000	2,603,799
Teva Pharmaceutical Finance Co. BV Series B 1.75%, 2/1/2026 (a)	2,350,000	2,762,942
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026 (a)	1,250,000	1,518,538

		10,805,913

REAL ESTATE INVESTMENT TRUSTS — 3.0%
Annaly Capital Management, Inc. 4.00%, 2/15/2015	1,600,000	1,760,496
Boston Properties LP:
2.88%, 2/15/2037 (a)	1,750,000	1,764,577
3.63%, 2/15/2014 (b)	2,750,000	2,905,650
Host Hotels & Resorts LP 2.63%, 4/15/2027 (b)	1,200,000	1,169,628
ProLogis 2.25%, 4/1/2037	2,800,000	2,707,849
The Macerich Co. 3.25%, 3/15/2012 (b)	1,500,000	1,477,871

		11,786,071

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.0%
Advanced Micro Devices, Inc. 6.00%, 5/1/2015	4,100,000	4,044,121
Intel Corp.:
2.95%, 12/15/2035	4,750,000	4,703,094
3.25%, 8/1/2039	5,950,000	6,962,690
Linear Technology Corp. Series A 3.00%, 5/1/2027	3,150,000	3,213,378
Microchip Technology, Inc. 2.13%, 12/15/2037	3,500,000	3,936,100
Micron Technology, Inc. 1.88%, 6/1/2014	4,400,000	3,958,143
Xilinx, Inc.:
2.63%, 6/15/2017 (a)(b)	2,250,000	2,559,150
3.13%, 3/15/2037	1,550,000	1,514,970

		30,891,646

SOFTWARE — 3.9%
Microsoft Corp. Zero Coupon, 6/15/2013 (b)	5,250,000	5,376,000
Salesforce.com, Inc. 0.75%, 1/15/2015 (a)(b)	1,700,000	2,437,545
Symantec Corp.:
0.75%, 6/15/2011	3,400,000	3,479,900
1.00%, 6/15/2013 (a)	3,650,000	3,937,948

		15,231,393

WIRELESS TELECOMMUNICATION SERVICES — 1.7%
NII Holdings, Inc. 3.13%, 6/15/2012	3,350,000	3,257,212
SBA Communications Corp.:
1.88%, 5/1/2013	1,150,000	1,283,515
4.00%, 10/1/2014	1,350,000	1,977,750

		6,518,477

TOTAL CONVERTIBLE CORPORATE BONDS & NOTES —
(Cost $284,816,422)		303,827,100

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Security Description	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 20.5% (d)
AUTOMOBILES — 1.8%
Ford Motor Co. Capital Trust II 6.50%, 1/15/2032 (a)	149,500	$7,162,545

COMMERCIAL BANKS — 3.0%
Wells Fargo & Co. Series L 7.50%, 12/31/2049	11,500	11,569,000

CONSUMER FINANCE — 0.4%
SLM Corp. Series C 7.25%, 12/15/2010	2,300	1,454,750

DIVERSIFIED FINANCIAL SERVICES — 5.3%
Bank of America Corp. Series L 7.25%, 12/31/2049 (e)	9,530	9,363,225
Citigroup, Inc. 7.50%, 12/15/2012	95,400	11,305,854

		20,669,079

ELECTRIC UTILITIES — 1.4%
AES Trust III 6.75%, 10/15/2029	30,500	1,484,740
PPL Corp. 9.50%, 7/1/2013	67,000	3,825,030

		5,309,770

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co. 6.25%, 6/1/2011	98,300	4,063,722
Bunge, Ltd.:
4.88%, 12/31/2049	17,500	1,557,500
5.13%, 12/1/2010	1,850	1,102,378

		6,723,600

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Alere, Inc. 3.00%, 12/31/2049 (a)(e)	4,245	933,900

INSURANCE — 1.3%
American International Group, Inc. 8.50%, 8/1/2011	225,000	1,932,750
Hartford Financial Services Group, Inc. 7.25%, 4/1/2013	52,500	1,251,075
XL Group PLC 10.75%, 8/15/2011	55,900	1,759,732

		4,943,557

METALS & MINING — 0.4%
AngloGold Ashanti, Ltd. 6.00%, 9/15/2013	28,000	1,484,000

OIL, GAS & CONSUMABLE FUELS — 1.9%
Apache Corp. 6.00%, 8/1/2013 (a)	110,000	6,380,000
CenterPoint Energy, Inc. 0.29%, 9/15/2029 (f)	30,500	928,591

		7,308,591

PHARMACEUTICALS — 1.7%
Mylan, Inc. 6.50%, 11/15/2010 (a)	5,900	6,596,200

PIPELINES — 0.6%
El Paso Corp. 4.99%, 12/31/2049 (a)(e)	1,950	2,246,400

THRIFTS & MORTGAGE FINANCE — 0.3%
Federal National Mortgage Association 5.38%, 12/31/2049 (a)(e)	25	33,476
Sovereign Capital Trust IV 4.38%, 3/1/2034	37,000	1,322,750

		1,356,226

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Lucent Technologies Capital Trust I 7.75%, 3/15/2017	2,200	1,782,000

TOTAL CONVERTIBLE PREFERRED STOCKS — (d)
(Cost $72,673,149)		79,539,618

COMMON STOCKS — 0.0% (d)(g)
THRIFTS & MORTGAGE FINANCE — 0.0% (g)
Federal National Mortgage Association (e) (Cost $110,270)	100,000	27,360

SHORT TERM INVESTMENTS — 8.6%
MONEY MARKET FUNDS — 8.6%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	31,754,127	31,754,127
State Street Institutional Liquid Reserves Fund (h)	1,815,812	1,815,812

TOTAL SHORT TERM INVESTMENTS — (d)
(Cost $33,569,939)		33,569,939

TOTAL INVESTMENTS — 107.5% (j)
(Cost $391,169,780)		416,964,017
OTHER ASSETS AND LIABILITIES — (7.5)%		(29,225,490)

NET ASSETS — 100.0%		$387,738,527

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 10.5% of net assets as of September 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2010. Maturity date disclosed is the ultimate maturity.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Non-income producing security.
(f)	Variable-rate security. Rate shown is as of September 30, 2010. Maturity date disclosed is the ultimate maturity.
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedule of Investments)
(i)	Investments of cash collateral for securities loaned.
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedule of Investments)

SPDR Barclays Capital Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 99.7%
Fannie Mae
4.00%, 15yr TBA	$700,000	$730,844
4.00%, 30yr TBA	1,300,000	1,336,562
4.50%, 15yr TBA	1,000,000	1,052,187
4.50%, 30yr TBA	3,500,000	3,645,469
5.00%, 15yr TBA	1,400,000	1,485,312
5.00%, 30yr TBA	4,000,000	4,210,625
5.50%, 15yr TBA	500,000	538,281
5.50%, 30yr TBA	3,850,000	4,091,227
6.00%, 15yr TBA	300,000	323,625
6.00%, 30yr TBA	2,700,000	2,899,547
6.50%, 30yr TBA	500,000	545,469
Freddie Mac
4.00%, 15yr TBA	1,000,000	1,043,750
4.00%, 30yr TBA	500,000	513,047
4.50%, 15yr TBA	750,000	788,789
4.50%, 30yr TBA	3,000,000	3,119,531
5.00%, 30yr TBA	2,500,000	2,626,367
5.50%, 30yr TBA	3,000,000	3,180,937
6.00%, 30yr TBA	2,000,000	2,144,375
6.50%, 30yr TBA	700,000	762,016
Ginnie Mae
4.00%, 2/15/2040	99,560	103,154
4.50%, 30yr TBA	2,500,000	2,631,641
5.00%, 30yr TBA	3,000,000	3,194,062
5.50%, 30yr TBA	1,600,000	1,719,750
6.00%, 30yr TBA	800,000	868,000
6.50%, 30yr TBA	100,000	109,938

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $43,776,703)		43,664,505

	Shares
SHORT TERM INVESTMENT — 99.8%
MONEY MARKET FUND — 99.8%
State Street Institutional Liquid Reserves Fund (a)(b)(c) (Cost $43,704,212)	43,704,212	43,704,212

TOTAL INVESTMENTS — 199.5% (d)
(Cost $87,480,915)		87,368,717
OTHER ASSETS AND LIABILITIES — (99.5)%		(43,576,095)

NET ASSETS — 100.0%		$43,792,622

(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
TBA = To Be Announced

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 25.4%
ADVERTISING — 0.0% (a)
Omnicom Group, Inc. 4.45%, 8/15/2020	$35,000	$35,933

AEROSPACE & DEFENSE — 0.4%
General Dynamics Corp. 5.25%, 2/1/2014	220,000	249,185
Honeywell International, Inc. 6.13%, 11/1/2011	380,000	401,661
The Boeing Co. 6.13%, 2/15/2033	165,000	196,343
United Technologies Corp.:
4.50%, 4/15/2020	60,000	67,322
5.70%, 4/15/2040	60,000	68,599

		983,110

AIR FREIGHT & LOGISTICS — 0.1%
United Parcel Service, Inc. 6.20%, 1/15/2038	250,000	306,943

BEVERAGES — 0.4%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/2020	385,000	433,738
Diageo Capital PLC 5.75%, 10/23/2017	250,000	294,358
PepsiCo, Inc. 4.50%, 1/15/2020 (b)	100,000	111,068

		839,164

BIOTECHNOLOGY — 0.1%
Amgen, Inc.:
4.50%, 3/15/2020	50,000	55,190
5.75%, 3/15/2040	55,000	62,077
Life Technologies Corp. 6.00%, 3/1/2020	100,000	113,312

		230,579

CAPITAL MARKETS — 1.1%
BlackRock, Inc. 3.50%, 12/10/2014	200,000	212,588
Svensk Exportkredit AB 5.13%, 3/1/2017	405,000	470,552
The Bank of New York Mellon Corp. 4.95%, 11/1/2012	230,000	248,545
The Goldman Sachs Group, Inc.:
3.25%, 6/15/2012 (b)	205,000	214,469
5.35%, 1/15/2016	755,000	815,082
5.95%, 1/15/2027	595,000	598,755

		2,559,991

CHEMICALS — 0.2%
Praxair, Inc. 2.13%, 6/14/2013	100,000	102,477
The Dow Chemical Co. 8.55%, 5/15/2019	330,000	416,034

		518,511

COMMERCIAL BANKS — 4.1%
Asian Development Bank 2.75%, 5/21/2014	205,000	217,253
Bank of Nova Scotia 2.38%, 12/17/2013	100,000	103,336
BB&T Corp. 3.95%, 4/29/2016 (b)	100,000	107,077
Deutsche Bank AG 6.00%, 9/1/2017	250,000	288,626
E.I. du Pont de Nemours & Co. 5.25%, 12/15/2016	405,000	472,966
European Investment Bank:
2.00%, 2/10/2012	1,090,000	1,112,401
2.38%, 3/14/2014 (b)	545,000	569,396
Export-Import Bank of Korea:
4.13%, 9/9/2015	200,000	209,464
5.88%, 1/14/2015	205,000	228,928
HSBC Bank USA NA 4.63%, 4/1/2014	370,000	394,538
Inter-American Development Bank 5.13%, 9/13/2016	405,000	478,465
International Bank for Reconstruction & Development:
2.38%, 5/26/2015	200,000	209,756
4.75%, 2/15/2035	80,000	91,448
JPMorgan Chase & Co.:
2.20%, 6/15/2012	310,000	318,841
6.40%, 5/15/2038	205,000	246,377
JPMorgan Chase Bank NA 6.00%, 10/1/2017	555,000	628,782
Key Bank NA 5.80%, 7/1/2014	455,000	493,463
Kreditanstalt fuer Wiederaufbau:
3.25%, 10/14/2011 (b)	545,000	560,720
4.00%, 10/15/2013	720,000	786,297
4.50%, 7/16/2018 (b)	215,000	247,664
Oesterreichische Kontrollbank AG 4.75%, 10/16/2012	405,000	437,390
PNC Funding Corp. 5.13%, 2/8/2020	150,000	162,226
SunTrust Bank/Atlanta GA:
5.00%, 9/1/2015	16,000	17,316
7.25%, 3/15/2018	60,000	68,044
Wachovia Bank NA 5.85%, 2/1/2037	275,000	279,124
Wells Fargo & Co. 5.63%, 12/11/2017 (b)	150,000	170,234
Wells Fargo Bank NA 4.75%, 2/9/2015	245,000	265,718

		9,165,850

COMMERCIAL SERVICES — 0.1%
RR Donnelley & Sons Co. 5.50%, 5/15/2015	100,000	104,000

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Republic Services, Inc. 5.00%, 3/1/2020	100,000	108,450
Waste Management, Inc. 7.38%, 3/11/2019	100,000	124,813

		233,263

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc. 5.50%, 2/22/2016	240,000	282,334

COMPUTERS & PERIPHERALS — 0.3%
Hewlett-Packard Co. 6.13%, 3/1/2014	200,000	230,843

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

International Business Machines Corp.:
5.70%, 9/14/2017	$210,000	$250,162
5.88%, 11/29/2032	165,000	191,799

		672,804

DIVERSIFIED CONSUMER SERVICES — 0.1%
Stanford University 4.75%, 5/1/2019	110,000	124,311

DIVERSIFIED FINANCIAL SERVICES — 6.2%
American Express Credit Corp. 5.88%, 5/2/2013	265,000	291,522
Bank of America Corp.:
Series L 2.10%, 4/30/2012	205,000	210,220
Series L 3.13%, 6/15/2012	410,000	428,083
Bank of America NA 5.30%, 3/15/2017	785,000	807,960
BP Capital Markets PLC 3.13%, 3/10/2012 (b)	100,000	101,837
Capital One Financial Corp. 8.88%, 5/15/2040	155,000	161,975
Caterpillar Financial Services Corp. 7.15%, 2/15/2019 (b)	220,000	283,411
Citigroup Funding, Inc. 0.35%, 5/5/2011 (c)	5,300,000	5,302,337
Citigroup, Inc. 5.63%, 8/27/2012	1,175,000	1,240,006
Credit Suisse USA, Inc. 6.50%, 1/15/2012 (b)	585,000	621,966
General Electric Capital Corp.:
2.63%, 12/28/2012	530,000	553,320
5.25%, 10/19/2012	405,000	436,588
5.63%, 5/1/2018	485,000	538,850
6.75%, 3/15/2032	240,000	266,568
HSBC Finance Corp. 6.38%, 10/15/2011	200,000	210,807
Merrill Lynch & Co., Inc. 6.88%, 4/25/2018	580,000	649,035
Morgan Stanley:
6.00%, 5/13/2014	560,000	614,548
6.63%, 4/1/2018	390,000	431,857
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	360,000	484,218
Nomura Holdings, Inc.:
5.00%, 3/4/2015 (b)	70,000	75,371
6.70%, 3/4/2020	21,000	23,795
UBS AG/Stamford CT 2.25%, 8/12/2013	250,000	251,447

		13,985,721

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
British Telecommunications PLC 9.88%, 12/15/2030	100,000	137,813
Deutsche Telekom International Finance BV 6.75%, 8/20/2018	210,000	258,822
Qwest Corp. 8.38%, 5/1/2016	15,000	17,700
Telefonica Emisiones SAU 4.95%, 1/15/2015	210,000	229,807
Verizon Communications, Inc. 6.40%, 2/15/2038	300,000	345,538

		989,680

ELECTRIC UTILITIES — 1.5%
Duke Energy Carolinas LLC 7.00%, 11/15/2018 (b)	620,000	786,405
Florida Power & Light Co. 5.69%, 3/1/2040 (b)	65,000	75,333
Georgia Power Co. 4.75%, 9/1/2040 (b)	100,000	97,070
Northern States Power Co/MN:
1.95%, 8/15/2015	100,000	100,793
4.85%, 8/15/2040 (b)	100,000	102,907
Pacific Gas & Electric Co. 4.80%, 3/1/2014	880,000	969,267
Progress Energy, Inc. 7.75%, 3/1/2031	405,000	537,767
PSEG Power LLC 5.13%, 4/15/2020	80,000	88,293
San Diego Gas & Electric Co. 6.13%, 9/15/2037	115,000	140,134
Virginia Electric and Power Co. 5.10%, 11/30/2012	360,000	389,671

		3,287,640

FOOD & STAPLES RETAILING — 0.4%
CVS Caremark Corp. 6.25%, 6/1/2027	150,000	170,322
Safeway, Inc. 5.63%, 8/15/2014	215,000	244,937
Target Corp. 7.00%, 1/15/2038	220,000	283,606
Wal-Mart Stores, Inc. 5.88%, 4/5/2027	200,000	234,669

		933,534

FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035	240,000	264,091
General Mills, Inc. 5.70%, 2/15/2017	305,000	359,245
Kraft Foods, Inc.:
5.63%, 11/1/2011	405,000	425,003
6.50%, 2/9/2040	100,000	116,788

		1,165,127

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc. 6.25%, 12/1/2037 (b)	155,000	186,540
Covidien International Finance SA 2.80%, 6/15/2015	100,000	103,214

		289,754

HEALTH CARE PROVIDERS & SERVICES — 0.2%
Express Scripts, Inc. 6.25%, 6/15/2014	205,000	233,368
UnitedHealth Group, Inc. 6.00%, 2/15/2018	200,000	231,981
WellPoint, Inc. 5.80%, 8/15/2040	55,000	57,750

		523,099

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

HOTELS, RESTAURANTS & LEISURE — 0.2%
McDonald’s Corp. 5.35%, 3/1/2018	$360,000	$421,933

HOUSEHOLD DURABLES — 0.1%
Newell Rubbermaid, Inc. 4.70%, 8/15/2020 (b)	100,000	104,678

HOUSEHOLD PRODUCTS — 0.3%
Fortune Brands, Inc. 6.38%, 6/15/2014	100,000	112,386
Kimberly-Clark Corp. 5.00%, 8/15/2013	215,000	238,508
The Procter & Gamble Co. 5.55%, 3/5/2037	240,000	281,266

		632,160

INDUSTRIAL CONGLOMERATES — 0.1%
Tyco International Finance SA 3.38%, 10/15/2015	100,000	104,944

INSURANCE — 1.3%
Aflac, Inc. 3.45%, 8/15/2015	100,000	103,728
American International Group, Inc. 5.45%, 5/18/2017 (b)	790,000	790,000
Berkshire Hathaway Finance Corp. 5.00%, 8/15/2013	215,000	238,057
CNA Financial Corp. 7.35%, 11/15/2019	100,000	112,223
Genworth Financial, Inc. 7.70%, 6/15/2020	100,000	105,500
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	100,000	102,151
6.63%, 3/30/2040	100,000	99,190
Lincoln National Corp. 6.30%, 10/9/2037	100,000	103,874
Marsh & McLennan Cos., Inc. 5.75%, 9/15/2015	100,000	110,253
MetLife, Inc. 5.70%, 6/15/2035	405,000	430,715
Prudential Financial, Inc. 3.88%, 1/14/2015	135,000	141,491
The Allstate Corp. 5.95%, 4/1/2036	165,000	180,193
The Travelers Cos., Inc. 6.25%, 3/15/2037 (c)	405,000	388,800

		2,906,175

MACHINERY — 0.1%
Caterpillar, Inc. 6.05%, 8/15/2036	165,000	195,687

MEDIA — 0.9%
CBS Corp. 8.20%, 5/15/2014	210,000	248,850
Comcast Corp.:
6.40%, 5/15/2038	210,000	232,248
6.50%, 1/15/2017	330,000	390,171
DIRECTV Holdings LLC 5.20%, 3/15/2020	65,000	70,198
NBC Universal, Inc.:
3.65%, 4/30/2015 (d)	75,000	78,845
5.15%, 4/30/2020 (d)	35,000	37,835
News America, Inc. 6.15%, 3/1/2037	240,000	258,487
Time Warner Cable, Inc. 5.85%, 5/1/2017	330,000	373,830
Time Warner, Inc. 7.70%, 5/1/2032	240,000	297,835
Viacom, Inc. 6.25%, 4/30/2016	100,000	116,811

		2,105,110

METALS & MINING — 0.5%
Alcoa, Inc. 5.38%, 1/15/2013	215,000	228,975
ArcelorMittal 5.38%, 6/1/2013	100,000	107,260
Rio Tinto Finance USA, Ltd. 5.88%, 7/15/2013	430,000	479,052
Vale Overseas, Ltd. 6.88%, 11/21/2036	330,000	376,593

		1,191,880

MULTI-UTILITIES — 0.2%
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	405,000	467,799

OFFICE ELECTRONICS — 0.2%
Xerox Corp. 5.65%, 5/15/2013	430,000	470,000

OIL, GAS & CONSUMABLE FUELS — 2.0%
Anadarko Petroleum Corp. 5.95%, 9/15/2016 (b)	130,000	140,400
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038	405,000	463,651
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	880,000	1,042,495
Enterprise Products Operating LLC 5.20%, 9/1/2020	200,000	214,939
Hess Corp. 5.60%, 2/15/2041	100,000	103,598
Kinder Morgan Energy Partners LP 5.80%, 3/15/2035	175,000	175,262
Pemex Project Funding Master Trust 6.63%, 6/15/2035	115,000	125,065
Petro-Canada 5.95%, 5/15/2035	100,000	105,908
Petrobras International Finance Co.:
5.75%, 1/20/2020	105,000	116,835
6.88%, 1/20/2040	105,000	120,694
Shell International Finance BV 6.38%, 12/15/2038	220,000	274,491
Southern Natural Gas Co. 5.90%, 4/1/2017 (d)	880,000	958,478
Transocean, Inc. 6.00%, 3/15/2018	55,000	57,200
Valero Energy Corp. 6.13%, 2/1/2020	65,000	70,811
Weatherford International, Inc. 6.80%, 6/15/2037	239,000	249,927
Williams Partners LP 5.25%, 3/15/2020	110,000	119,222

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

XTO Energy, Inc. 5.90%, 8/1/2012	$165,000	$180,353

		4,519,329

PHARMACEUTICALS — 0.7%
AstraZeneca PLC 6.45%, 9/15/2037	75,000	93,624
Eli Lilly & Co. 5.20%, 3/15/2017	225,000	259,299
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	155,000	191,902
Novartis Capital Corp. 1.90%, 4/24/2013	160,000	164,044
Pfizer, Inc. 6.20%, 3/15/2019	235,000	289,058
Schering-Plough Corp. 6.00%, 9/15/2017	305,000	370,204
Wyeth 5.95%, 4/1/2037	240,000	282,419

		1,650,550

REAL ESTATE INVESTMENT TRUSTS — 0.3%
Duke Realty LP 6.75%, 3/15/2020 (b)	25,000	27,829
ProLogis 7.38%, 10/30/2019 (b)	200,000	200,731
Simon Property Group LP 4.20%, 2/1/2015 (b)	300,000	322,357
Vornado Realty LP 4.25%, 4/1/2015	100,000	103,396

		654,313

ROAD & RAIL — 0.3%
CSX Corp. 6.15%, 5/1/2037	165,000	188,262
Norfolk Southern Corp. 7.70%, 5/15/2017	330,000	418,696
Union Pacific Corp. 6.13%, 2/15/2020	100,000	120,214

		727,172

SOFTWARE — 0.2%
Oracle Corp.:
5.75%, 4/15/2018	200,000	236,597
6.13%, 7/8/2039	100,000	118,117

		354,714

SPECIALTY RETAIL — 0.3%
Staples, Inc. 9.75%, 1/15/2014	100,000	122,643
The Home Depot, Inc. 5.40%, 3/1/2016	405,000	459,113

		581,756

TOBACCO — 0.3%
Philip Morris International, Inc. 4.88%, 5/16/2013	430,000	472,582
Reynolds American, Inc. 7.63%, 6/1/2016	100,000	116,396

		588,978

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
AT&T Corp. 8.00%, 11/15/2031	16,000	21,354
AT&T, Inc. 5.35%, 9/1/2040 (d)	520,000	523,216
Embarq Corp. 7.08%, 6/1/2016	165,000	182,361
New Cingular Wireless Services, Inc. 8.13%, 5/1/2012	405,000	450,363
Telecom Italia Capital 5.25%, 10/1/2015	200,000	215,649
Verizon Global Funding Corp. 6.88%, 6/15/2012	405,000	444,563
Vodafone Group PLC 5.63%, 2/27/2017	240,000	276,190

		2,113,696

TOTAL CORPORATE BONDS & NOTES —
(Cost $52,077,012)		57,022,222

FOREIGN GOVERNMENT OBLIGATIONS — 1.8%
Export Development Canada 2.25%, 5/28/2015	200,000	207,852
Federal Republic of Brazil 8.25%, 1/20/2034	360,000	520,200
Japan Finance Corp. 1.50%, 7/6/2012	150,000	152,163
Panama Government International Bond
5.20%, 1/30/2020	50,000	55,037
6.70%, 1/26/2036	50,000	60,976
Province of Ontario 4.95%, 6/1/2012	455,000	487,836
Province of Quebec 7.50%, 9/15/2029	455,000	659,267
Republic of Italy 5.63%, 6/15/2012	790,000	842,607
Republic of South Africa 5.50%, 3/9/2020	100,000	111,500
United Mexican States 5.63%, 1/15/2017	880,000	1,010,416

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $3,769,662)		4,107,854

U.S. GOVERNMENT AGENCY MBS TBA — 32.0%
Fannie Mae
4.00%, 30yr TBA	2,700,000	2,775,938
4.50%, 30yr TBA	2,400,000	2,499,750
5.00%, 15yr TBA	2,900,000	3,076,719
5.50%, 30yr TBA	13,500,000	14,345,859
6.00%, 30yr TBA	1,500,000	1,610,859
6.50%, 30yr TBA	2,000,000	2,181,875
Freddie Mac
4.00%, 15yr TBA	2,000,000	2,087,500
4.50%, 15yr TBA	3,250,000	3,418,086
4.50%, 30yr TBA	5,700,000	5,927,109
5.00%, 30yr TBA	11,500,000	12,081,289
5.50%, 15yr TBA	1,000,000	1,074,688
6.00%, 30yr TBA	7,000,000	7,505,312
Ginnie Mae
4.50%, 30yr TBA	2,450,000	2,579,008
5.00%, 30yr TBA	3,600,000	3,832,875
5.50%, 30yr TBA	3,200,000	3,439,500
6.00%, 30yr TBA	2,200,000	2,387,000

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

6.50%, 30yr TBA	$1,000,000	$1,099,375

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $72,239,406)		71,922,742

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.9%
Fannie Mae
2.50%, 5/15/2014 (b)	1,685,000	1,767,459
4.00%, 1/20/2017	250,000	252,772
5.00%, 5/11/2017	1,210,000	1,421,833
6.00%, 6/1/2017	602,546	649,393
7.13%, 1/15/2030 (b)	525,000	754,965
Federal Farm Credit Bank
0.79%, 9/27/2012	100,000	100,073
1.40%, 10/28/2013	100,000	100,069
1.88%, 12/7/2012 (b)	1,025,000	1,051,902
Federal Home Loan Bank
0.85%, 12/21/2012	100,000	99,991
5.00%, 11/17/2017 (b)	300,000	355,696
5.13%, 8/14/2013 (b)	1,760,000	1,975,684
Federal Home Loan Mortgage Corp.
1.00%, 7/26/2012	100,000	100,256
1.30%, 7/26/2013 (b)	100,000	100,260
1.35%, 3/28/2014	100,000	100,132
1.50%, 10/28/2013	100,000	100,344
1.75%, 6/15/2012 (b)	600,000	612,938
4.13%, 9/27/2013 (b)	500,000	547,855
Federal National Mortgage Association
1.13%, 10/8/2013	100,000	100,107
1.25%, 7/29/2013	100,000	100,405
1.25%, 8/23/2013	100,000	100,248
2.00%, 9/30/2015	100,000	100,428
2.25%, 3/28/2016	100,000	100,256
2.35%, 9/23/2016	100,000	100,692
Freddie Mac
2.13%, 3/23/2012 (b)	1,090,000	1,116,911
5.00%, 4/18/2017 (b)	723,000	849,119
Ginnie Mae 4.00%, 6/15/2040	248,926	257,911
Tennessee Valley Authority
4.75%, 8/1/2013	100,000	110,531
5.25%, 9/15/2039	200,000	231,983

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $12,525,829)		13,260,213

U.S. TREASURY OBLIGATIONS — 31.7%
Treasury Bonds
4.38%, 5/15/2040 (b)	250,000	280,775
4.50%, 8/15/2039 (b)	3,850,000	4,408,558
5.38%, 2/15/2031 (b)	600,000	772,566
6.88%, 8/15/2025	1,000,000	1,453,160
7.13%, 2/15/2023	500,000	721,190
7.50%, 11/15/2016	515,000	689,734
8.75%, 8/15/2020	1,130,000	1,746,618
8.88%, 8/15/2017	713,000	1,036,745
Treasury Notes
0.75%, 11/30/2011	2,000,000	2,009,920
0.75%, 5/31/2012	2,500,000	2,515,225
1.38%, 2/15/2012	2,000,000	2,028,820
1.38%, 5/15/2012	5,475,000	5,564,188
1.38%, 1/15/2013 (b)	6,000,000	6,119,160
1.38%, 5/15/2013	300,000	306,252
1.88%, 6/30/2015	2,000,000	2,061,240
1.88%, 9/30/2017	1,000,000	997,580
2.38%, 10/31/2014	3,555,000	3,752,623
2.63%, 2/29/2016 (b)	1,500,000	1,594,485
2.75%, 10/31/2013 (b)	2,565,000	2,727,262
2.75%, 11/30/2016	3,880,000	4,122,849
2.75%, 5/31/2017	300,000	317,400
3.13%, 8/31/2013	3,445,000	3,694,487
3.13%, 10/31/2016 (b)	2,155,000	2,339,360
3.13%, 5/15/2019 (b)(e)	7,000,000	7,439,530
3.38%, 11/15/2019	1,000,000	1,077,280
3.50%, 5/15/2020	600,000	651,276
4.00%, 11/15/2012 (b)	1,500,000	1,614,525
4.00%, 2/15/2014	2,800,000	3,103,240
4.13%, 5/15/2015	1,000,000	1,133,630
4.63%, 2/29/2012	1,500,000	1,591,020
4.75%, 8/15/2017	2,425,000	2,879,591
5.13%, 5/15/2016	310,000	371,278

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $67,859,216)		71,121,567

COMMERCIAL MORTGAGE BACKED SECURITIES — 3.4%
Bank of America Commercial Mortgage, Inc. 5.66%, 6/10/2049 (c)	250,000	259,393
Bear Stearns Commercial Mortgage Securities 4.75%, 2/13/2046 (c)	550,000	586,855
Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	400,000	396,432
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049	400,000	402,415
Greenwich Capital Commercial Funding Corp. 4.80%, 8/10/2042 (c)	500,000	534,074
GS Mortgage Securities Corp. II
5.40%, 8/10/2038 (c)	475,000	518,905
5.55%, 4/10/2038 (c)	500,000	539,640
JPMorgan Chase Commercial Mortgage Securities Corp.
4.87%, 3/15/2046	250,000	262,080
4.88%, 1/12/2038 (c)	500,000	536,985
5.44%, 6/12/2047	510,000	536,596
5.81%, 6/12/2043 (c)	500,000	545,716
LB-UBS Commercial Mortgage Trust
4.37%, 3/15/2036	450,000	471,991
4.51%, 12/15/2029	500,000	506,526
5.29%, 6/15/2029 (c)	250,000	260,739
Morgan Stanley Capital I
5.51%, 11/12/2049 (c)	475,000	520,825
5.61%, 4/15/2049	205,000	212,214
Wachovia Bank Commercial Mortgage Trust 4.96%, 11/15/2035 (c)	500,000	543,367

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $6,083,030)		7,634,753

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

ASSET BACKED — 0.5%
AUTOMOBILES — 0.0% (a)
USAA Auto Owner Trust 2.53%, 7/15/2015	$40,000	$41,543

CREDIT CARD RECEIVABLES — 0.5%
Capital One Multi-Asset Execution Trust 5.05%, 2/15/2016	245,000	269,157
Citibank Credit Card Issuance Trust:
4.90%, 6/23/2016	200,000	224,864
5.35%, 2/7/2020	295,000	347,007
5.65%, 9/20/2019	200,000	239,236

		1,080,264

TOTAL ASSET BACKED —
(Cost $987,774)		1,121,807

MUNICIPAL BONDS AND NOTES — 0.6%
CALIFORNIA — 0.1%
California, State General Obligation:
5.95%, 4/1/2016	35,000	38,479
7.30%, 10/1/2039	200,000	211,690
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 6.00%, 11/1/2040	50,000	52,260

		302,429

GEORGIA — 0.1%
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	217,434

ILLINOIS — 0.1%
Illinois, State General Obligation:
4.07%, 1/1/2014	100,000	103,372
5.10%, 6/1/2033	200,000	167,800

		271,172

MASSACHUSETTS — 0.0% (a)
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	101,362

NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	65,000	69,874
New York, NY, City Transitional Finance Authority Revenue: 5.51%, 8/1/2037	100,000	103,955

		173,829

OHIO — 0.0% (a)
Ohio State University 4.91%, 6/1/2040	100,000	101,943

PENNSYLVANIA — 0.1%
Pennsylvania, Turnpike Commission Revenue 5.51%, 12/1/2045	75,000	75,384
State Public School Building Authority Revenue 5.00%, 9/15/2027	100,000	100,000

		175,384

TEXAS — 0.1%
Texas, State Transportation Commission, General Obligation 5.18%, 4/1/2030	100,000	107,475

TOTAL MUNICIPAL BONDS AND NOTES —
(Cost $1,406,837)		1,451,028

	Shares
SHORT TERM INVESTMENTS — 40.8%
MONEY MARKET FUNDS — 40.8%
State Street Institutional Liquid Reserves Fund (e)(f)	71,906,167	71,906,167
State Street Navigator Securities Lending Prime Portfolio (f)(g)	19,724,810	19,724,810

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $91,630,977)		91,630,977

TOTAL INVESTMENTS — 142.1% (i)
(Cost $308,579,743)		319,273,163
OTHER ASSETS AND LIABILITIES — (42.1)%		(94,640,319)

NET ASSETS — 100.0%		$224,632,844

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Security, or portion thereof, was on loan at September 30, 2010.
(c)	Variable Rate Security. Rate shown is rate in effect at September 30, 2010. Maturity date disclosed is the ultimate maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.7% of net assets as of September 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Security or a portion thereof, has been designated as collateral for TBA securities.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	Investments of cash collateral for securities loaned.
(h)	Value determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
TBA = To Be Announced

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS AND NOTES — 98.6%
ALABAMA — 0.5%
Alabama, Auburn University, General Fee Revenue 5.00%, 6/1/2038 (a)	$2,200,000	$2,329,954
Alabama, Public School & College Authority 5.00%, 12/1/2023	1,500,000	1,690,815
Birmingham, AL, Capital Investment Series A 4.50%, 12/1/2027 (a)	1,000,000	1,022,610

		5,043,379

ALASKA — 0.3%
Alaska, State General Obligation Series A 5.00%, 8/1/2024	2,580,000	2,983,744

ARIZONA — 3.0%
Arizona, Salt River Project, Agricultural Improvement & Power District:
Series A 5.00%, 1/1/2016	500,000	587,015
Series A 5.00%, 1/1/2027	2,500,000	2,783,475
Series A 5.00%, 1/1/2033	5,000,000	5,442,900
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2021	1,500,000	1,698,360
Arizona, State Transportation Board, Highway Revenue Series A 5.00%, 7/1/2028	7,145,000	7,963,102
Chandler, AZ, General Obligation 4.25%, 7/1/2026	5,000,000	5,283,350
Maricopa County, AZ, Community College District, General Obligation Series C 3.00%, 7/1/2022	2,000,000	2,015,280
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Senior Lien 5.50%, 7/1/2019	1,000,000	1,202,840
Phoenix, AZ, General Obligation Series A 5.00%, 7/1/2017	1,000,000	1,197,280
Pima County, AZ, Industrial Development Authority, Lease Revenue 5.00%, 9/1/2039	2,000,000	2,038,320

		30,211,922

CALIFORNIA — 11.1%
Anaheim, CA, Public Financing Authority, Revenue 4.50%, 10/1/2037 (a)	4,000,000	4,006,680
Azusa, CA, Public Financing Authority, Revenue 5.00%, 7/1/2039 (a)	1,200,000	1,242,804
Bay Area Toll Authority 5.13%, 4/1/2047	655,000	691,431
California, State Department of Water Resources, Revenue:
Series L 5.00%, 5/1/2020	10,000,000	11,891,400
Series AG 5.00%, 12/1/2025	5,760,000	6,686,093
California, State University Revenue:
Series D 4.50%, 11/1/2037	3,120,000	3,110,203
Series A 4.50%, 11/1/2044 (a)	6,090,000	6,016,555
Series A 5.00%, 11/1/2037 (a)	1,000,000	1,041,420
Eastern Municipal Water District, CA, Water & Sewer Revenue Series H 5.00%, 7/1/2033	4,035,000	4,301,028
Foothill-De Anza, CA, Community College District, General Obligation Series B 5.00%, 8/1/2027 (a)	4,475,000	4,896,097
Los Angeles, CA, Community College District, General Obligation:
Series A 5.00%, 8/1/2027	1,000,000	1,084,600
Series A 5.00%, 8/1/2032	1,345,000	1,422,889
Los Angeles, CA, Unified School District:
Series B 4.75%, 7/1/2019 (a)	3,485,000	3,850,611
Series B 5.00%, 7/1/2016	1,500,000	1,758,780
Series A 5.00%, 7/1/2018 (a)	900,000	1,024,722
Series H 5.00%, 7/1/2021 (a)	2,695,000	3,023,278
Los Angeles, CA, Wastewater System Revenue Series A 5.00%, 6/1/2029	1,000,000	1,114,300
Metropolitan Water District of Southern California, Waterworks Revenue Series A 5.00%, 1/1/2029	4,900,000	5,473,888
Palomar, CA, Community College District Series A 4.75%, 5/1/2032	3,000,000	3,081,660
San Diego, CA, Unified School District Series A Zero Coupon, 7/1/2025	485,000	233,212
San Diego, CA, Community College District 5.00%, 5/1/2020 (a)	2,720,000	3,038,213
San Diego, CA, Unified School District Election of 1998 Series G-1 4.50%, 7/1/2029 (a)	5,000,000	5,190,100
San Diego, CA, Unified School District Election of 2008 Series A Zero Coupon, 7/1/2028	2,000,000	774,520
San Francisco, CA, Unified School District Series A 3.00%, 6/15/2027	1,000,000	897,140
San Francisco, CA, Bay Area Rapid Transit District:
Series B 5.00%, 8/1/2022	1,500,000	1,718,625
Series B 5.00%, 8/1/2032	1,600,000	1,747,504
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue Series F 5.00%, 4/1/2031	7,275,000	7,744,601
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.50%, 11/1/2031 (a)	1,000,000	1,012,750
Series A 4.75%, 11/1/2036 (a)	3,000,000	3,048,330
5.00%, 6/15/2027	500,000	540,275
San Francisco, CA, Community College District Series B 5.00%, 6/15/2028 (a)	5,225,000	5,574,448
University of California, Revenue:
Series J 4.50%, 5/15/2031 (a)	4,305,000	4,425,153
Series J 4.50%, 5/15/2035 (a)	3,000,000	3,032,490
Series B 4.75%, 5/15/2038	1,300,000	1,315,418
Series B 5.00%, 5/15/2021	1,200,000	1,315,752

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Series S 5.00%, 5/15/2040	$1,000,000	$1,049,890
University of Southern California, Educational Facilities Authority, Revenue Series A 4.50%, 10/1/2033	1,000,000	1,011,960
West Valley-Mission Community College District, CA, Election 2004-A 5.00%, 8/1/2030 (a)	2,000,000	2,145,800

		111,534,620

COLORADO — 0.5%
Douglas County, CO, School District Series B 5.00%, 12/15/2019	2,000,000	2,413,880
Platte River, CO, Power Authority Revenue:
Series HH 5.00%, 6/1/2024	1,255,000	1,436,812
Series HH 5.00%, 6/1/2029	1,000,000	1,111,130

		4,961,822

CONNECTICUT — 2.6%
Connecticut, State General Obligation:
Series A 4.50%, 5/1/2026	1,000,000	1,080,790
Series C 5.00%, 4/1/2011 (a)	2,000,000	2,045,980
Series B 5.00%, 4/15/2012	5,000,000	5,339,600
5.00%, 12/1/2020	7,500,000	9,005,250
5.00%, 12/1/2021	7,500,000	8,904,150

		26,375,770

DELAWARE — 0.4%
Delaware, State General Obligation 5.00%, 3/1/2013	1,000,000	1,105,940
New Castle County, DE, General Obligation Series A 5.00%, 7/15/2039	2,500,000	2,719,550

		3,825,490

DISTRICT OF COLUMBIA — 1.1%
District of Columbia, Water & Sewer Authority, Public Utility Revenue Series A 5.50%, 10/1/2039	5,000,000	5,479,900
Metropolitan Washington, DC, Airports Authority System Series C 5.00%, 10/1/2028	5,000,000	5,453,250

		10,933,150

FLORIDA — 4.7%
Broward County Educational Facilities Authority 5.00%, 4/1/2036	1,200,000	1,218,396
County of Miami-Dade FL 5.00%, 10/1/2023 (a)	500,000	538,865
Florida Hurricane Catastrophe Fund Finance Corp. Series A 5.00%, 7/1/2014	865,000	939,762
Florida, State Board of Education, General Obligation 5.00%, 6/1/2037	1,000,000	1,063,980
Series B 5.25%, 6/1/2013	2,000,000	2,231,120
Florida Water Pollution Control Financing Corp. Series A 5.00%, 7/15/2013	2,575,000	2,860,181
Florida, State Board of Education, Capital Outlay:
Series B 5.00%, 6/1/2015	2,600,000	3,006,406
Series A 5.00%, 6/1/2016	1,215,000	1,423,859
Series A 5.00%, 6/1/2017	5,000,000	5,896,150
Series D 5.00%, 6/1/2024	7,550,000	8,664,455
Gainesville, FL, Utility System Revenue, (Pre-refunded) Series A 5.00%, 10/1/2035 (a)	900,000	1,066,572
JEA, FL, Bulk Power Supply System Revenue, Scherer 4 Project Series A 5.63%, 10/1/2033	5,000,000	5,282,100
Miami-Dade County FL, School Board General Obligation Series B 4.00%, 5/1/2017	1,000,000	1,071,690
Miami-Dade County, FL, General Obligation:
4.75%, 7/1/2034	1,675,000	1,718,249
5.00%, 7/1/2031	1,980,000	2,118,501
Orlando Utilities Commission 5.00%, 10/1/2029	1,400,000	1,530,480
Palm Beach County, FL, Public Improvement Revenue 5.00%, 5/1/2038	5,000,000	5,217,450
Polk County, FL, School District 5.00%, 10/1/2011	1,000,000	1,040,170

		46,888,386

GEORGIA — 2.9%
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue Series B 5.00%, 7/1/2037 (a)	6,875,000	7,298,019
Augusta, GA, Water & Sewer Revenue 5.00%, 10/1/2014 (a)	1,085,000	1,243,746
De Kalb County, GA, General Obligation 5.00%, 12/1/2014	1,495,000	1,739,119
De Kalb County, GA, Water & Sewer Revenue Series B 5.25%, 10/1/2024	3,000,000	3,778,290
Georgia, State General Obligation:
Series B 5.00%, 4/1/2012	2,000,000	2,134,880
Series B 5.00%, 7/1/2022	4,500,000	5,255,910
Series B 5.00%, 7/1/2024	1,145,000	1,325,166
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2019	5,380,000	6,528,845

		29,303,975

HAWAII — 0.8%
Hawaii, State General Obligation:
Series DJ 5.00%, 4/1/2023 (a)	900,000	1,016,739
Series DI 5.00%, 3/1/2025 (a)	5,000,000	5,490,200
Honolulu, HI, City & County General Obligation Series A 5.00%, 7/1/2029 (a)	1,500,000	1,636,770

		8,143,709

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

ILLINOIS — 4.8%
Chicago, IL, General Obligation:
Series A 5.00%, 1/1/2015 (a)	$900,000	$1,022,922
Series A 5.25%, 1/1/2037	5,000,000	5,229,150
Chicago, IL, Metropolitan Water Reclamation District:
Series A 5.00%, 12/1/2020	1,000,000	1,208,000
Series C 5.25%, 12/1/2032	5,000,000	6,147,400
Chicago, IL, O’Hare International Airport Revenue Series A 5.00%, 1/1/2038 (a)	1,500,000	1,544,865
Chicago, IL, Water Revenue 5.25%, 11/1/2038	2,500,000	2,678,075
County of Cook IL 5.25%, 11/15/2033	8,520,000	9,134,292
Illinois State, Toll Highway Authority, 5.00%, 1/1/2028	10,000,000	10,677,800
Illinois, Finance Authority Revenue, University of Chicago Series B 6.25%, 7/1/2038	5,000,000	5,861,900
Kendall, Kane, & Will Counties, IL, School District No. 308, General Obligation Zero Coupon, 2/1/2022 (a)	5,000,000	3,123,100
Southwestern, IL, Development Authority Revenue Zero Coupon, 12/1/2021 (a)	1,125,000	708,356
Illinois, State General Obligation
5.00%, 1/1/2015	955,000	1,054,072

		48,389,932

INDIANA — 1.6%
Indiana, State Finance Authority, Highway Revenue:
Series A 4.50%, 12/1/2020 (a)	1,000,000	1,090,750
Series A 4.50%, 6/1/2027 (a)	9,000,000	9,483,930
Indiana, State Finance Authority, Lease Revenue Series A-1 5.00%, 11/1/2015	3,000,000	3,404,100
Indiana, State Finance Authority, State Revolving Fund Program Revenue Series B 5.00%, 2/1/2018	1,535,000	1,799,204

		15,777,984

KANSAS — 0.2%
Kansas, State Department of Transportation, Highway Revenue Series A 5.00%, 9/1/2011	2,000,000	2,084,200

KENTUCKY — 0.4%
Kentucky, State Property & Buildings Commission:
5.00%, 8/1/2013 (a)	1,000,000	1,105,120
5.00%, 11/1/2018	1,000,000	1,161,870
Kentucky, State Turnpike Authority, Economic Recovery Series B 4.50%, 7/1/2023	1,285,000	1,376,762

		3,643,752

LOUISIANA — 0.8%
Louisiana, State Gas & Fuels Tax Revenue:
Series A 4.50%, 5/1/2041	1,500,000	1,513,935
Series B 5.00%, 5/1/2025	1,000,000	1,141,180
Series A 5.00%, 5/1/2031 (a)	5,365,000	5,679,872

		8,334,987

MARYLAND — 1.6%
Howard County, MD, General Obligation Series B 5.00%, 8/15/2017	4,745,000	5,765,175
Maryland, State Department of Transportation, Highway Revenue:
5.00%, 2/15/2015	1,500,000	1,747,725
5.00%, 2/15/2017	1,925,000	2,302,589
Maryland, State General Obligation:
5.00%, 8/1/2012	1,250,000	1,351,900
Series C 5.00%, 3/1/2017	2,900,000	3,482,349
Series A 5.25%, 2/15/2013	1,000,000	1,109,600

		15,759,338

MASSACHUSETTS — 3.0%
Commonwealth of Massachusetts:
Series C 3.00%, 1/1/2014	4,130,000	4,397,996
5.00%, 3/1/2025	965,000	1,104,336
Massachusetts, School Building Authority Series A 4.35%, 8/15/2025	3,580,000	3,833,965
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 7/1/2021	1,000,000	1,212,090
Series A 5.25%, 7/1/2029	5,000,000	6,101,650
Massachusetts, State General Obligation:
Series A 5.25%, 8/1/2019	900,000	1,100,412
Series B 5.25%, 9/1/2024 (a)	5,000,000	6,251,800
Massachusetts, State Health & Educational Facilities Authority Revenue Series A 5.50%, 11/15/2036	2,000,000	2,303,120
Massachusetts, State Water Pollution Abatement Trust:
3.50%, 8/1/2026	1,200,000	1,217,676
5.25%, 8/1/2033	2,000,000	2,485,460

		30,008,505

MICHIGAN — 0.8%
Michigan, Municipal Bond Authority Revenue:
4.63%, 10/1/2025	3,000,000	3,275,640
5.00%, 10/1/2022	1,700,000	1,896,945
5.00%, 10/1/2029	2,905,000	3,254,036

		8,426,621

MINNESOTA — 1.9%
Minnesota, State General Obligation:
5.00%, 6/1/2015	1,820,000	2,133,113
5.00%, 11/1/2016	1,820,000	2,184,855
5.00%, 6/1/2018	1,940,000	2,268,947
Series D 5.00%, 8/1/2018	10,000,000	12,137,900

		18,724,815

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

MISSISSIPPI — 0.1%
Mississippi, State General Obligation Series B 5.00%, 12/1/2013	$1,000,000	$1,129,600

MISSOURI — 1.7%
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series B 5.00%, 5/1/2024	10,000,000	11,248,400
Missouri, State Highways & Transit Commission, State Road Revenue, Second Lien:
5.25%, 5/1/2019	4,000,000	4,758,840
5.25%, 5/1/2020	1,000,000	1,177,630

		17,184,870

NEBRASKA — 0.5%
Omaha, NE, Public Power District Series A 5.00%, 2/1/2039	5,000,000	5,177,450

NEVADA — 0.9%
Clark County, NV, General Obligation:
4.50%, 6/1/2018 (a)	1,475,000	1,603,650
4.75%, 6/1/2025 (a)	1,735,000	1,813,595
5.00%, 11/1/2020 (a)	1,000,000	1,107,320
Clark County, NV, School District, General Obligation Series B 4.50%, 6/15/2016 (a)	1,010,000	1,155,763
Las Vegas Valley, NV, Water District, General Obligation Series B 5.00%, 6/1/2015	1,500,000	1,717,740
Nevada, State Highway Improvement Revenue 5.00%, 12/1/2017 (a)	1,000,000	1,144,850

		8,542,918

NEW JERSEY — 3.8%
New Jersey, Environmental Infrastructure Trust
Series A 4.00%, 9/1/2022	3,200,000	3,470,560
4.00%, 9/1/2027	2,520,000	2,641,817
New Jersey, Recreational Facility Improvements Revenue Series A 5.80%, 11/1/2018 (a)	1,000,000	1,189,850
New Jersey, State Economic Development Authority School Facilities Construction:
Series DD-1 5.00%, 12/15/2016	2,000,000	2,311,280
Series DD-1 5.00%, 12/15/2017	5,500,000	6,353,050
New Jersey, State Educational Facilities Authority Revenue, Higher Education Capital Improvement Series A 5.00%, 9/1/2018 (a)	735,000	824,369
New Jersey, State General Obligation
5.00%, 6/15/2017	1,020,000	1,142,196
5.00%, 6/1/2019	9,565,000	11,309,274
New Jersey, State Higher Education Assistance Authority Revenue Series 1A 5.00%, 12/1/2017	1,410,000	1,558,769
New Jersey, State Transportation Trust Fund Authority (Escrow to Maturity) Series C Zero Coupon, 12/15/2029 (a)	2,585,000	975,889
Series A Zero Coupon, 12/15/2034	20,000,000	5,231,800
Series A 5.25%, 6/15/2012 (a)	1,305,000	1,411,070

		38,419,924

NEW MEXICO — 1.3%
Albuquerque, NM, Municipal School District, General Obligation Series A 4.00%, 8/1/2022	6,650,000	7,177,943
New Mexico, Severance Tax Series A-1 4.00%, 7/1/2014	2,000,000	2,163,940
New Mexico, State Finance Authority 5.00%, 6/15/2017	3,000,000	3,563,280

		12,905,163

NEW YORK — 15.5%
City of New York, NY 2.00%, 8/1/2012	915,000	935,990
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2020	1,000,000	1,204,810
Erie County, NY, Industrial Development Agency Revenue:
Series A 5.75%, 5/1/2019 (a)	1,500,000	1,839,030
Series A 5.75%, 5/1/2021 (a)	3,000,000	3,529,800
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	1,275,000	1,465,013
New York & New Jersey, Port Authority Revenue:
156th Series 4.75%, 11/1/2036	7,000,000	7,398,440
144th Series 5.00%, 10/1/2028	3,000,000	3,280,200
New York, NY, City Municipal Water Finance Authority:
4.50%, 6/15/2032	1,000,000	1,034,790
Series DD 4.50%, 6/15/2038	2,310,000	2,341,370
Series DD 4.63%, 6/15/2031	1,030,000	1,079,873
Series C 4.75%, 6/15/2033 (a)	5,000,000	5,176,150
Series C 4.75%, 6/15/2033	1,000,000	1,035,230
5.00%, 6/15/2027	545,000	624,232
Series A 5.00%, 6/15/2038	1,000,000	1,064,810
Series A 5.50%, 6/15/2021	500,000	609,075
New York, NY, City Transitional Finance Authority:
Series D-1 5.00%, 11/1/2013	1,500,000	1,690,320
Series B 5.00%, 11/1/2014	1,050,000	1,210,367
Series B 5.00%, 11/1/2016	1,000,000	1,188,340
5.00%, 11/1/2020	600,000	714,096
Series C-1 5.00%, 11/1/2020	900,000	1,043,109
5.00%, 5/1/2023	865,000	997,008
Series B 5.00%, 11/1/2026	10,000,000	11,115,400

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

New York, NY, General Obligation:
Series C-1 5.00%, 10/1/2012	$1,400,000	$1,517,236
Series C 5.00%, 8/1/2015	5,000,000	5,803,450
Series C 5.00%, 11/15/2016	5,000,000	5,947,400
Series B-1 5.25%, 9/1/2023	7,180,000	8,325,713
New York, NY, Liberty Development Corp.:
5.13%, 1/15/2044	5,750,000	5,862,297
5.63%, 1/15/2046	1,000,000	1,056,500
New York, NY, Triborough Bridge & Tunnel Authority Revenue Series A-2 5.00%, 11/15/2029	12,620,000	13,983,843
New York, State Dormitory Authority Revenue Series A 5.00%, 7/1/2038	3,350,000	3,545,707
New York, State Dormitory Authority, State Income Tax Revenue:
Series D 5.00%, 3/15/2016	1,800,000	2,110,680
5.00%, 7/1/2021	700,000	831,754
Series B 5.00%, 3/15/2028	5,000,000	5,594,550
5.00%, 2/15/2029	750,000	833,205
New York, State Environmental Facilities Corp.:
4.50%, 6/15/2036	4,370,000	4,477,808
Series A 4.50%, 6/15/2036	1,500,000	1,565,085
Series A 5.13%, 6/15/2038	1,000,000	1,086,460
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	2,760,000	2,966,310
New York, State Local Government Assistance Corp. Series A 5.00%, 4/1/2020	3,000,000	3,522,750
New York, State Thruway Authority Series G 4.75%, 1/1/2030 (a)	920,000	959,551
New York, State Thruway Authority, Personal Income Tax Revenue:
Series A 5.00%, 3/15/2028	2,000,000	2,234,380
Series A 5.00%, 3/15/2029	2,000,000	2,223,840
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund:
Series B 5.00%, 4/1/2019	5,400,000	6,393,600
Series A 5.00%, 4/1/2020 (a)	3,000,000	3,344,940
Series A 5.00%, 4/1/2021	500,000	570,945
New York, State Urban Development Corp. Revenue:
Series B 3.63%, 3/15/2012	710,000	741,574
Series A-1 5.00%, 12/15/2016	2,630,000	3,143,297
Series B 5.00%, 3/15/2020	3,000,000	3,443,820
Series B-1 5.00%, 3/15/2036	1,000,000	1,077,730
Oyster Bay, N Y, General Obligation 4.00%, 8/15/2026	3,910,000	4,074,259
New York & New Jersey, Port Authority Revenue:
4.25%, 7/15/2040	1,000,000	1,003,120
4.50%, 7/15/2027	1,350,000	1,446,862
New York, State General Obligation
3.00%, 3/1/2017	4,255,000	4,562,551
4.00%, 3/1/2018	1,030,000	1,163,560

		155,992,230

NORTH CAROLINA — 1.8%
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2038	3,000,000	3,247,620
Mecklenburg County, NC, General Obligation:
Series A 4.00%, 8/1/2015	3,135,000	3,554,494
Series A 5.00%, 8/1/2015	1,000,000	1,180,600
North Carolina, Infrastructure Finance Corp. Certificates of Participation Series A 5.00%, 2/1/2020 (a)	1,275,000	1,458,689
North Carolina, State Capital Improvement Obligation Series A 4.50%, 5/1/2026	4,500,000	4,914,270
University of North Carolina, Chapel Hill 5.00%, 12/1/2031	3,640,000	3,997,303

		18,352,976

OHIO — 2.8%
Columbus, OH, General Obligation:
Series A 4.00%, 6/1/2014	10,000,000	11,062,700
Series A 5.00%, 9/1/2018	1,500,000	1,776,120
Ohio, State Common Schools, General Obligation Series C 5.00%, 9/15/2015	5,000,000	5,849,150
Ohio, University of Akron, General Receipts:
Series A 5.00%, 1/1/2033 (a)	1,000,000	1,043,720
Series B 5.25%, 1/1/2023 (a)	1,970,000	2,212,763
Ohio, State General Obligation 5.00%, 8/1/2021	4,885,000	5,831,811

		27,776,264

OKLAHOMA — 0.1%
Tulsa County, OK, Industrial Authority 5.50%, 9/1/2016	535,000	638,801

OREGON — 1.1%
Oregon, State Department of Transportation Revenue:
Series C 5.00%, 11/15/2015	1,500,000	1,771,935
Series A 5.00%, 11/15/2033	1,500,000	1,638,000
Portland, OR, Sewer System Revenue Series A 5.00%, 6/1/2015 (a)	1,730,000	2,025,051
Salem-Keizer, OR, School District No. 24J, General Obligation:
Series B Zero Coupon, 6/15/2021	2,010,000	1,346,700
Series B Zero Coupon, 6/15/2028	9,745,000	4,550,818

		11,332,504

PENNSYLVANIA — 2.8%
Central Bucks, PA, School District 5.00%, 5/15/2023	2,500,000	2,878,300
City of Philadelphia PA Series A 5.00%, 8/1/2018	1,870,000	2,092,998
Pennsylvania, Commonwealth Financing Authority, Revenue Series A 5.00%, 6/1/2025 (a)	1,925,000	2,082,176
Pennsylvania, State General Obligation:
Series A 4.50%, 11/1/2021	1,390,000	1,547,237

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Series A 5.00%, 11/1/2013	$1,000,000	$1,127,530
5.00%, 3/15/2015	4,750,000	5,531,137
5.00%, 5/15/2015	1,000,000	1,168,000
5.00%, 7/1/2015	5,000,000	5,852,500
5.00%, 4/15/2021	5,000,000	5,866,550

		28,146,428

PUERTO RICO — 0.4%
Commonwealth of Puerto Rico 5.00%, 7/1/2016 (a)	3,250,000	3,668,762

RHODE ISLAND — 0.4%
Rhode Island, State & Providence Plantations, Consolidated Capital Development:
Series E 4.70%, 11/1/2025	3,000,000	3,196,050
Series C 5.00%, 11/15/2025 (a)	1,000,000	1,096,250

		4,292,300

SOUTH CAROLINA — 0.9%
Charleston County, SC, Sales Tax Revenue 5.00%, 11/1/2018	2,000,000	2,392,380
South Carolina, State Economic Development Authority Series A 2.00%, 4/1/2024	3,000,000	2,539,830
South Carolina, State Public Service Authority:
Series C 5.00%, 1/1/2016 (a)	1,275,000	1,495,486
Series E 5.00%, 1/1/2017	2,500,000	2,957,075

		9,384,771

TENNESSEE — 1.3%
Chattanooga, TN, Electric Revenue Series A 5.00%, 9/1/2027	5,950,000	6,646,864
Memphis, TN, Electric System Revenue 5.00%, 12/1/2018	1,500,000	1,799,565
Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue:
Series A 5.00%, 10/1/2013	2,000,000	2,252,660
Series B 5.00%, 10/1/2039	1,000,000	1,102,660
Shelby County, TN, General Obligation 5.00%, 4/1/2019	1,080,000	1,307,405

		13,109,154

TEXAS — 10.8%
Austin, TX, Electrical Utilities System Revenue 5.00%, 11/15/2035 (a)	5,100,000	5,326,083
City of San Antonio TX 4.50%, 5/15/2037	1,500,000	1,523,085
County of Harris TX 5.00%, 10/1/2024	10,000,000	11,762,400
Cypress-Fairbanks, TX, Independant School District 5.00%, 2/15/2023 (a)	5,000,000	5,588,800
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.50%, 12/1/2027 (a)	6,500,000	6,816,485
Series A 5.00%, 12/1/2015	6,785,000	7,969,864
Dallas, TX, General Obligation:
4.75%, 2/15/2026	1,500,000	1,591,380
5.00%, 2/15/2027	1,750,000	1,947,785
Denton, TX, Independant School District, General Obligation 5.00%, 8/15/2028 (a)	1,000,000	1,101,640
Harris County, TX, Road Revenue Series B 5.25%, 8/15/2047	3,000,000	3,194,430
Houston, TX, Airport System Revenue, Senior Lien Series A 5.50%, 7/1/2034	1,850,000	2,025,287
Houston, TX, Public Improvement Series D 5.00%, 3/1/2017 (a)	5,000,000	5,854,300
Houston, TX, Utility System Revenue Series A 5.25%, 11/15/2031 (a)	4,600,000	5,128,678
Hurst-Euless-Bedford, TX, Independent School District, General Obligation 5.00%, 8/15/2021	2,500,000	2,945,025
La Joya, TX, Independent School District 5.00%, 2/15/2034 (a)	3,300,000	3,547,665
Texas, State General Obligation:
Series B 4.25%, 8/1/2026	5,000,000	5,310,750
4.75%, 4/1/2036	1,000,000	1,033,640
Series A 5.00%, 10/1/2014	3,795,000	4,375,863
5.00%, 4/1/2029	3,000,000	3,306,660
Texas, State Transportation Commission:
Series A 4.50%, 4/1/2030 (a)	3,000,000	3,125,010
5.00%, 4/1/2019	5,000,000	5,832,400
Series A 5.00%, 4/1/2020	1,000,000	1,145,140
5.00%, 4/1/2024	4,125,000	4,660,054
5.00%, 4/1/2026	2,555,000	2,818,625
Texas, State Water Development Board, Revenue, Sub Lien, A-1 5.00%, 7/15/2015	5,620,000	6,585,853
University of Texas:
Series F 4.75%, 8/15/2026	1,890,000	2,064,163
5.00%, 8/15/2018	255,000	298,317
5.00%, 8/15/2018	1,420,000	1,693,819

		108,573,201

UTAH — 0.9%
Utah, Transport Authority Sales Tax Revenue:
Series A 5.00%, 6/15/2028	4,410,000	4,912,387
Series A 5.00%, 6/15/2036 (a)	3,850,000	4,142,215

		9,054,602

VIRGINIA — 1.9%
Fairfax County, VA, General Obligation Series A 4.00%, 4/1/2011	1,675,000	1,705,334
Virginia College Building Authority 5.00%, 9/1/2022	5,945,000	6,964,330
Virginia, State Public Building Authority, Public Facilities Revenue:
Series B 5.00%, 8/1/2017	3,000,000	3,598,740
Series B 5.25%, 8/1/2027	2,000,000	2,301,060

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Virginia, State Resources Authority, Revenue Series B 5.00%, 11/1/2028	$3,540,000	$4,017,015

		18,586,479

WASHINGTON — 5.1%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue:
Series A 5.00%, 11/1/2032 (a)	3,000,000	3,229,050
Series A 5.00%, 11/1/2036	2,000,000	2,128,420
Energy Northwest, WA, Electric Revenue:
Series A 5.00%, 7/1/2014	1,000,000	1,145,630
Series A 5.50%, 7/1/2012 (a)	1,200,000	1,302,648
King County, WA, School District, General Obligation Series A 4.00%, 6/1/2011	1,250,000	1,279,925
Pierce County, WA, School District No. 3 5.00%, 12/1/2017 (a)	800,000	926,344
Seattle, WA, Municipal Light & Power Revenue 5.50%, 4/1/2022	1,435,000	1,711,582
Snohomish County, WA, Public Utility District No 1 3.00%, 12/1/2012	2,280,000	2,394,000
Snohomish County, WA, School District No. 201 5.25%, 12/1/2024	3,225,000	3,733,744
Washington, State General Obligation:
Series C 4.25%, 1/1/2013	1,000,000	1,078,950
Series R 5.00%, 7/1/2016	10,000,000	11,844,900
Series C 5.00%, 1/1/2021 (a)	2,100,000	2,385,873
Series A 5.00%, 7/1/2023	900,000	1,016,667
Series D 5.00%, 1/1/2027	8,945,000	9,947,108
Series A 5.00%, 7/1/2027 (a)	1,000,000	1,094,190
Series A 5.00%, 7/1/2032	2,000,000	2,166,120
Washington, State Motor Vehicle Fuel Tax Series B 5.00%, 7/1/2026	1,855,000	2,067,768
Washington, State Variable Purposes Series C 5.00%, 2/1/2016	1,215,000	1,430,359

		50,883,278

WISCONSIN — 1.5%
Milwaukee, WI, General Obligation, Promisory Notes Series N1 5.00%, 2/1/2019	11,020,000	13,187,854
Wisconsin, State General Obligation Series C 5.00%, 5/1/2014	2,000,000	2,278,520

		15,466,374

TOTAL MUNICIPAL BONDS AND NOTES —
(Cost $933,198,350)		989,974,150

	Shares
SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Tax Free Money Market Fund (b)(c) (Cost $5,458,620)	5,458,620	5,458,620

TOTAL INVESTMENTS — 99.1% (d)
(Cost $938,656,970)		995,432,770
OTHER ASSETS AND LIABILITIES — 0.9%		8,647,430

NET ASSETS — 100.0%		$1,004,080,200

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	12.03%
	National Public Finance Guarantee Corp.	2.60%
	Ambac Financial Group	2.17%
	Assured Guaranty Corp.	1.15%
	Public School Fund Guaranteed	1.02%
	XL Capital Assurance, Inc.	0.52%
	Financial Guaranty Insurance Co.	0.14%

(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
Escrow to Maturity = Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Pre-refunded = Bonds which are pre-refunded are collateralized usually by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS AND NOTES — 94.4%
CALIFORNIA — 94.4%
Alameda County, CA, Joint Powers Authority, Lease Revenue 5.00%, 12/1/2034 (a)	$1,000,000	$1,033,330
Anaheim, CA, Public Financing Authority, Revenue 4.50%, 10/1/2037 (a)	1,000,000	1,001,670
Bakersfield, CA, Certificates of Participation Zero Coupon, 4/15/2021	1,000,000	723,350
Bakersfield, CA, Wastewater Revenue Series A 5.00%, 9/15/2032 (a)	300,000	316,539
California, State Department of Water Resources:
Series H 4.38%, 5/1/2022 (a)	1,150,000	1,240,206
Series L 5.00%, 5/1/2019	500,000	593,360
Series AE 5.00%, 12/1/2022	1,000,000	1,154,340
5.00%, 12/1/2026	760,000	857,158
California, State University Revenue Series D 4.50%, 11/1/2037 (a)	1,000,000	996,860
Chabot-Las Positas Community College District, CA, Election of 2004 Series B Zero Coupon, 8/1/2024 (a)	1,400,000	665,812
Chaffey Community College District, CA, Election of 2002 Series C 5.00%, 6/1/2032 (a)	1,000,000	1,047,750
Coast Community College District, CA, Election of 2002 Series B 5.00%, 8/1/2023 (a)	800,000	895,288
Desert Community College District, CA Series C 5.00%, 8/1/2037 (a)	300,000	315,546
Eastern Municipal Water District, CA, Water & Sewer Revenue Series H 5.00%, 7/1/2035	1,000,000	1,060,470
El Dorado, CA, Irrigation District, Certificates of Participation Series A 6.25%, 8/1/2029 (a)	1,200,000	1,330,176
Foothill-De Anza, CA, Community College District, General Obligation Series B 5.00%, 8/1/2027 (a)	1,000,000	1,094,100
Grossmont, CA, Union High School District, Election of 2004 5.00%, 8/1/2033	1,780,000	1,880,072
Grossmont, CA, Union High School District, Election of 2008 Series B 4.75%, 8/1/2040	1,500,000	1,488,075
Los Altos, CA, School District 5.00%, 8/1/2018 (a)	780,000	912,655
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.00%, 7/1/2026	2,500,000	2,828,350
Los Angeles, CA, Community College District 5.00%, 8/1/2026	100,000	110,110
Los Angeles, CA, Community College District, General Obligation Series A 5.00%, 8/1/2032 (a)	1,000,000	1,057,910
Los Angeles, CA, Department of Airports Revenue Series A 5.00%, 5/15/2021	1,000,000	1,135,320
Los Angeles, CA, Harbor Department Revenue:
Series A 5.00%, 8/1/2029	1,515,000	1,666,803
Series C 5.25%, 8/1/2023	700,000	814,184
Los Angeles, CA, Unified School District:
Series A-1 4.50%, 1/1/2028 (a)	2,000,000	2,026,580
Series F 5.00%, 1/1/2034	1,000,000	1,054,210
Los Angeles, CA, Wastewater System Revenue Series A 5.00%, 6/1/2029	485,000	540,435
Los Angeles, CA, Water & Power Revenue Series A-1 5.00%, 7/1/2023 (a)	400,000	447,948
Los Angeles, CA, Water Utility, General Obligation Series A 4.00%, 9/1/2018	1,000,000	1,110,770
Marin, CA, Community College District Election of 2004 Series B 4.75%, 8/1/2034	1,000,000	1,028,990
Metropolitan Water District of Southern California:
Series C 5.00%, 7/1/2029	370,000	405,461
Series A 5.00%, 1/1/2031	1,000,000	1,103,490
Rancho Santiago, CA, Community College District 5.13%, 9/1/2029 (a)	1,075,000	1,232,756
Riverside, CA, Electric Revenue Series D 5.00%, 10/1/2027 (a)	835,000	910,083
Sacramento County, CA, Sanitation District Financing Authority Revenue Series A 5.25%, 12/1/2022 (a)	535,000	653,775
Sacramento, CA, Municipal Utility District, Electric Revenue:
5.00%, 8/15/2022 (a)	550,000	622,391
Series U 5.00%, 8/15/2023 (a)	1,000,000	1,130,130
San Bernardino, CA, Community College District:
Series B Zero Coupon, 8/1/2028	1,050,000	406,928
Series D Zero Coupon, 8/1/2032	2,290,000	652,055
Series C 5.00%, 8/1/2031 (a)	900,000	956,367
San Diego County, CA, Water Authority Revenue Series 2008-A 5.00%, 5/1/2015 (a)	200,000	232,454
San Diego Public Facilities Financing Authority 5.00%, 8/1/2024	1,000,000	1,155,200
San Diego, CA, Community College District 5.00%, 8/1/2032 (a)	1,000,000	1,064,050
San Diego, CA, Unified School District Election of 1998 Series G-1 4.50%, 7/1/2029 (a)	1,000,000	1,038,020
San Diego, CA, Unified School District Election of 2008 Series A Zero Coupon, 7/1/2028	3,000,000	1,161,780
San Francisco, CA, Bay Area Rapid Transit District:
4.25%, 7/1/2033 (a)	1,000,000	1,005,010
Series B 5.00%, 8/1/2022	500,000	572,875

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
Series F 5.00%, 4/1/2025	$800,000	$885,536
Series F 5.00%, 4/1/2031	500,000	532,275
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.50%, 11/1/2031 (a)	1,000,000	1,012,750
Series A 4.75%, 11/1/2036 (a)	1,500,000	1,524,165
Series D 5.00%, 11/1/2015	1,000,000	1,176,740
San Francisco, CA, City & County Unified School District Election of 2006 Series B 5.25%, 6/15/2022	800,000	943,528
San Jose, CA, Unified School District Santa Clara County Election of 2002:
Series C 5.00%, 8/1/2024 (a)	300,000	334,365
Series C 5.25%, 8/1/2019 (a)	1,000,000	1,162,230
San Juan, CA, Public Power Agency Project Revenue Series L 5.00%, 7/1/2022 (a)	100,000	111,884
San Marcos Schools Financing Authority:
Zero Coupon, 8/15/2031 (a)	1,000,000	275,850
Zero Coupon, 8/15/2034 (a)	1,110,000	242,357
San Mateo County, CA, Community College District Series B 5.00%, 9/1/2031	315,000	335,847
San Mateo, CA, Union High School District Series C Zero Coupon, 9/1/2027 (a)	2,535,000	1,129,419
San Ramon Valley, CA, Unified School District Election of 2002 5.00%, 8/1/2025 (a)	750,000	830,400
Santa Clara County, CA, Financing Authority, Lease Revenue:
Series L 5.00%, 5/15/2028	750,000	813,097
Series L 5.25%, 5/15/2036	1,000,000	1,073,820
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue Series A 5.00%, 4/1/2036 (a)	500,000	529,500
Santa Clara Valley, CA, Water District, Certificates of Participation:
Series A 5.00%, 2/1/2030	200,000	216,284
Series A 5.00%, 6/1/2037 (a)	500,000	528,340
Santa Clarita, CA, Union High School District, General Obligation, Election of 2001 Series B Zero Coupon, 9/1/2028 (a)	1,500,000	538,515
Southern California Public Power Authority:
5.00%, 7/1/2022	1,000,000	1,163,190
5.00%, 7/1/2030	1,500,000	1,651,710
Stanford University, Educational Facilities Authority Revenue:
Series T-4 5.00%, 3/15/2014	450,000	513,257
Series T-1 5.00%, 3/15/2039	350,000	423,325
University of California, Revenue:
Series J 4.50%, 5/15/2035 (a)	2,000,000	2,021,660
Series K 5.00%, 5/15/2020 (a)	250,000	282,320
Series Q 5.25%, 5/15/2023	1,000,000	1,157,190
University of Southern California, Educational Facilities Authority, Revenue:
Series A 4.50%, 10/1/2033	840,000	850,046
Series A 4.75%, 10/1/2037	1,740,000	1,779,446

TOTAL MUNICIPAL BONDS AND NOTES —
(Cost $66,695,734)		70,770,238

	Shares
SHORT TERM INVESTMENT — 1.5%
MONEY MARKET FUND — 1.5%
State Street Institutional Tax Free Money Market Fund (b)(c) (Cost $1,139,840)	1,139,840	1,139,840

TOTAL INVESTMENTS — 95.9% (d)
(Cost $67,835,574)		71,910,078
OTHER ASSETS AND LIABILITIES — 4.1%		3,100,157

NET ASSETS — 100.0%		$75,010,235

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	24.95%
	National Public Finance Guarantee Corp.	13.40%
	Ambac Financial Group	4.87%
	Assured Guaranty Corp.	1.77%

(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays Capital New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS AND NOTES — 97.5%
NEW YORK — 94.9%
Albany County Airport Authority Series A 4.00%, 12/15/2024	$400,000	$400,940
County of Nassau NY, General Obligation Series C 4.00%, 10/1/2015	300,000	335,460
County of Suffolk NY, General Obligation Series C 4.00%, 10/15/2013	500,000	550,140
Erie County, NY, Industrial Development Agency Series A 5.75%, 5/1/2024 (a)	500,000	579,835
Haverstraw-Stony Point Central, NY, School District, General Obligation 3.00%, 10/15/2026 (a)	810,000	731,835
Nassau County, Interim Finance Authority Series A 3.00%, 11/15/2014	400,000	432,140
Nassau County, NY, General Obligation:
Series C 5.00%, 7/1/2015 (a)	500,000	582,745
5.00%, 7/1/2022	100,000	112,979
Series C 5.13%, 10/1/2035 (a)	100,000	108,188
Nassau County, NY, Interim Finance Authority:
5.00%, 11/15/2014	100,000	116,071
5.00%, 11/15/2014	100,000	116,071
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	400,000	459,612
New York & New Jersey, Port Authority Revenue:
4.50%, 9/15/2039	350,000	360,388
5.00%, 7/15/2022	100,000	115,352
New York City, Municipal Water Finance Authority Series DD 4.75%, 6/15/2035	100,000	103,588
New York City, NY, Cultural Resource Revenue, Museum of Modern Art Series A-1 5.00%, 4/1/2031	300,000	329,370
New York City, Transitional Finance Authority:
Series S-1 4.50%, 1/15/2038	245,000	247,408
Series C-1 5.00%, 11/1/2017	350,000	418,918
New York Metropolitan Transportation Authority 5.00%, 11/15/2011	135,000	141,444
New York NY, General Obligation Series A 3.00%, 8/1/2017	200,000	209,952
New York State Dormitory Authority Series C-1 4.00%, 1/15/2022	500,000	516,035
New York, NY, City Municipal Water Finance Authority 4.50%, 6/15/2032	200,000	206,958
New York, NY, City Transitional Finance Authority:
Series B 5.00%, 11/1/2015	200,000	234,598
5.00%, 11/1/2018	200,000	240,552
New York, NY, General Obligation:
Series K 5.00%, 8/1/2013	200,000	222,798
Series J-1 5.00%, 5/15/2036	425,000	453,768
New York, NY, Liberty Development Corp. 5.13%, 1/15/2044	1,000,000	1,019,530
New York, NY, Municipal Water Finance Authority:
4.50%, 6/15/2039	600,000	606,882
Series GG-2 5.00%, 6/15/2035	100,000	108,193
Series DD 5.25%, 6/15/2024	200,000	229,964
Series A 5.63%, 6/15/2024	130,000	157,057
New York, State Dormitory Authority Revenue, Columbia University 5.00%, 7/1/2038	250,000	273,620
New York, State Dormitory Authority Revenue, Cornell University:
Series A 5.00%, 7/1/2034	355,000	391,963
Series A 5.00%, 7/1/2039	300,000	326,541
New York, State Dormitory Authority Revenue, Fordham University:
4.25%, 7/1/2039	500,000	504,350
5.00%, 3/15/2017	100,000	118,719
5.00%, 10/1/2019	125,000	143,599
Series B 5.00%, 7/1/2033 (a)	500,000	534,685
New York, State Dormitory Authority Revenue, New York University Series A 5.00%, 7/1/2029	240,000	264,209
New York, State Dormitory Authority Revenue, Non State Supported Debt Series A 5.00%, 8/1/2014	210,000	239,131
New York, State Dormitory Authority Revenue, School Districts Series C 5.00%, 10/1/2031 (a)	600,000	660,144
New York, State Dormitory Authority Revenue, State Supported Debt Series A 5.00%, 7/1/2038	650,000	687,973
New York, State Dormitory Authority, State Income Tax Revenue Series B 5.00%, 3/15/2028	260,000	290,917
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series B 5.00%, 2/15/2018	125,000	149,225
Series C 5.00%, 12/15/2020	500,000	575,020
New York, State Environmental Facilities Corp.:
Series A 4.50%, 6/15/2036	635,000	662,553
5.00%, 5/15/2015	150,000	175,126
5.00%, 12/15/2015	200,000	235,948
Series A 5.25%, 12/15/2026	200,000	231,524
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	550,000	591,112
New York, State Local Government Assistance Corp.:
Series C 5.00%, 4/1/2018	500,000	599,995
5.00%, 4/1/2019	580,000	686,726
Series A 5.00%, 4/1/2020	435,000	510,799
New York, State Municipal Bond Bank Agency Series C-1 5.00%, 2/15/2016 (a)	200,000	230,244
New York, State Power Authority:
Series A 4.50%, 11/15/2047 (a)	700,000	714,490
Series C 5.00%, 11/15/2020 (a)	250,000	289,950

SPDR Nuveen Barclays Capital New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Thruway Authority, General Revenue Series B 5.00%, 4/1/2027	$300,000	$328,854
New York, State Thruway Authority, Second General Highway & Bridge Trust:
5.00%, 4/1/2019	110,000	126,733
Series B 5.00%, 4/1/2028	250,000	275,570
Series B 5.00%, 4/1/2029	300,000	330,255
New York, State Urban Development Corp., Revenue:
5.00%, 12/15/2017	200,000	241,502
Series A-1 5.00%, 12/15/2027	250,000	278,192
New York, Triborough Bridge & Tunnel Authority, Revenue:
Series A-1 4.00%, 11/15/2038	200,000	213,718
5.00%, 11/15/2027	145,000	161,088
5.00%, 11/15/2037	750,000	802,320
Oyster Bay, N Y, General Obligation 4.00%, 8/15/2026	1,100,000	1,146,211
Port Authority of New York & New Jersey 4.25%, 7/15/2040	500,000	501,560
State of New York, General Obligation Series A 2.00%, 3/1/2012	500,000	510,135
Suffolk County, NY, General Obligation Series C 4.00%, 10/15/2028	500,000	520,780
Westchester County, NY, General Obligation Series A 3.75%, 11/15/2012	500,000	533,755

		26,508,007

PUERTO RICO — 2.6%
Puerto Rico Sales Tax Financing Corp. Series A Zero Coupon, 8/1/2044	1,100,000	145,079
Puerto Rico, Electric Power Authority Revenue Series UU 5.00%, 7/1/2016 (a)	500,000	567,280

		712,359

TOTAL MUNICIPAL BONDS AND NOTES —
(Cost $25,948,299)		27,220,366

	Shares
SHORT TERM INVESTMENT — 1.2%
MONEY MARKET FUND — 1.2%
State Street Institutional Tax Free Money Market Fund (b)(c) (Cost $338,773)	338,773	338,773

TOTAL INVESTMENTS — 98.7% (d)
(Cost $26,287,072)		27,559,139
OTHER ASSETS AND LIABILITIES — 1.3%		374,813

NET ASSETS — 100.0%		$27,933,952

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	8.81%
	Assured Guaranty Corp.	5.49%
	National Public Finance Guarantee Corp.	3.60%

(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS AND NOTES — 99.8%
ALABAMA — 0.1%
Alabama, Public School & College Authority Revenue Series A 5.00%, 5/1/2014	$1,500,000	$1,707,195

ARIZONA — 3.3%
Arizona, Salt River Project, Electrical Systems Revenue:
Series A 3.00%, 1/1/2014	1,070,000	1,141,562
Series B 3.00%, 1/1/2014	5,000,000	5,334,400
Arizona, State Certificates of Participation Series A 5.00%, 10/1/2013 (a)	6,500,000	7,172,555
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2013	2,750,000	3,059,870
Gilbert, AZ, General Obligation 5.00%, 7/1/2013	8,740,000	9,669,499
Pima County, AZ, General Obligation Series A 3.00%, 7/1/2012	5,000,000	5,178,050
Arizona, State General Obligation 5.00%, 10/1/2014 (a)	10,375,000	11,672,912

		43,228,848

ARKANSAS — 1.3%
Arkansas, State General Obligation 4.00%, 8/1/2014	15,000,000	16,671,300

CALIFORNIA — 7.7%
California, State Department of Water Resources Revenue:
Series L 4.00%, 5/1/2015	7,630,000	8,512,791
Series AF 5.00%, 12/1/2012	5,000,000	5,484,050
Series L 5.00%, 5/1/2015	1,000,000	1,159,860
Contra Costa Water District 3.00%, 10/1/2015	11,750,000	12,694,113
Irvine, CA, Unified School District Special Tax 5.00%, 9/1/2012 (a)	3,000,000	3,201,750
Long Beach, CA, Community College District Series A 9.85%, 1/15/2013	1,560,000	1,865,776
Long Beach, CA, Unified School District, General Obligation Series A 4.00%, 8/1/2012	7,950,000	8,430,101
Los Angeles County, CA, Metropolitan Transportation Authority Sales Tax Revenue 3.00%, 7/1/2013	3,000,000	3,181,800
Los Angeles County, CA, Public Works Financing Authority Revenue:
5.00%, 10/1/2011 (a)	770,000	803,980
5.00%, 10/1/2012 (a)	1,000,000	1,085,610
Series A 5.00%, 10/1/2014	4,800,000	5,508,336
Los Angeles, CA, General Obligation Series A 2.50%, 9/1/2014	8,825,000	9,261,396
Los Angeles, CA, Unified School District, General Obligation:
Series H 5.00%, 7/1/2014 (a)	3,975,000	4,582,340
Series I 5.00%, 7/1/2014	2,000,000	2,273,100
Northern California Power Agency Revenue, Hydroelectric No-1 Series C 5.00%, 7/1/2014 (a)	1,500,000	1,694,835
San Bernardino County, CA, Transportation Authority, Sales Tax Revenue Series A 4.00%, 5/1/2012	4,000,000	4,186,080
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series D 5.00%, 11/1/2015	5,360,000	6,307,326
San Francisco, CA, City & County, General Obligation:
Series 2008-R1 5.00%, 6/15/2013	3,000,000	3,334,320
Series A 5.00%, 6/15/2014	10,075,000	11,513,206
University of California, Revenue:
Series J 5.00%, 5/15/2013 (a)	1,000,000	1,109,410
Series O 5.00%, 5/15/2013	3,000,000	3,328,230

		99,518,410

COLORADO — 0.4%
Denver, CO, City & County, General Obligation 5.00%, 8/1/2012	950,000	1,026,903
University of Colorado, Enterprise System Revenue 5.00%, 6/1/2012 (a)	3,700,000	3,963,292

		4,990,195

CONNECTICUT — 5.6%
Connecticut, State General Obligation:
Series F 5.00%, 12/1/2011	1,500,000	1,578,390
Series A 5.00%, 1/1/2012	5,000,000	5,276,850
5.00%, 3/15/2013	4,670,000	5,153,438
5.00%, 12/1/2014	15,000,000	17,389,650
Series A 5.00%, 1/1/2015	14,000,000	16,217,180
5.00%, 3/15/2015	5,000,000	5,817,550
Connecticut, State Health & Educational Facility Authority Revenue Series A-4 5.00%, 7/1/2049 (b)	5,000,000	5,796,450
Connecticut, State Special Tax Obligation Revenue:
Series 1 5.00%, 2/1/2013	2,000,000	2,196,280
Series A 5.00%, 12/1/2013	5,575,000	6,288,210
Series A 5.00%, 12/1/2014	5,000,000	5,789,900
University of Connecticut, Revenue Series A 3.00%, 2/15/2014	415,000	443,216

		71,947,114

DELAWARE — 0.6%
Delaware, State General Obligation:
Series 2009C 2.00%, 10/1/2014	225,000	234,765
Series 2009A 4.00%, 1/1/2012	2,000,000	2,088,120
Series 2009A 5.00%, 1/1/2014	1,200,000	1,362,468
Series A 5.00%, 7/1/2015	4,000,000	4,710,240

		8,395,593

DISTRICT OF COLUMBIA — 0.2%
District of Columbia, Income Tax Revenue Series B 4.00%, 12/1/2013	2,000,000	2,192,440

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

FLORIDA — 5.1%
City of Jacksonville FL:
Series B 5.00%, 10/1/2013	$7,705,000	$8,564,493
Series B 5.00%, 10/1/2015	7,705,000	8,908,290
County of Miami-Dade FL 4.00%, 10/1/2013	150,000	163,125
Florida, Water Pollution Control Financing Corp. Series A 5.00%, 7/15/2012	11,630,000	12,546,444
Florida, State Board of Education, General Obligation:
5.00%, 6/1/2013	1,000,000	1,109,010
Series C 5.00%, 6/1/2014	9,585,000	10,913,289
Florida, State Department of Environmental Protection Series A 5.00%, 7/1/2014	1,500,000	1,705,410
Florida, State Department of Management Services, Certificates of Participation 5.00%, 8/1/2012	1,000,000	1,064,900
Florida, State General Obligation Series B 5.00%, 7/1/2014	8,070,000	9,206,902
Florida, State Turnpike Authority, Turnpike Revenue Series A 5.00%, 7/1/2012 (a)	1,115,000	1,197,911
Florida, Water Pollution Control Revenue:
Series A 3.00%, 1/15/2012	2,000,000	2,063,340
Series A 3.00%, 1/15/2013	3,535,000	3,704,432
JEA, FL, Park System Revenue:
Series 20 4.00%, 10/1/2014	1,000,000	1,009,970
Series 21 5.00%, 10/1/2011 (a)	1,000,000	1,044,640
Orlando, FL, Utilities Commission System Revenue 5.00%, 10/1/2013	1,975,000	2,213,896
Pasco County, FL, School District Sales Tax Revenue 5.00%, 10/1/2011 (a)	300,000	310,179

		65,726,231

GEORGIA — 3.2%
Georgia, Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue Series A 5.00%, 7/1/2013 (a)	2,500,000	2,770,175
Georgia, State General Obligation:
Series C 5.00%, 7/1/2014	5,000,000	5,755,950
Series G 5.00%, 11/1/2014	3,535,000	4,110,145
Georgia, State Road & Tollway Authority Revenue Series A 5.00%, 6/1/2012	3,000,000	3,221,250
Gwinnett County, GA, School District, General Obligation:
5.00%, 2/1/2012	4,990,000	5,286,206
5.00%, 2/1/2013	5,135,000	5,658,976
Henry County, GA, School District, General Obligation Series A 5.00%, 4/1/2012	5,525,000	5,877,108
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2012	7,000,000	7,616,770
State of Georgia:
Series A 3.00%, 1/1/2014	200,000	214,172
Series B 3.50%, 1/1/2013	560,000	596,579
Series D 5.00%, 5/1/2015	400,000	468,984

		41,576,315

HAWAII — 1.0%
Hawaii, State General Obligation:
Series DT 4.00%, 11/1/2014	2,000,000	2,232,880
Series DG 5.00%, 7/1/2012 (a)	2,500,000	2,692,250
Series DY 5.00%, 2/1/2015	1,000,000	1,159,570
Honolulu, HI, City & County, General Obligation:
Series A 2.75%, 4/1/2014	1,750,000	1,853,513
Series C 4.00%, 4/1/2013	2,035,000	2,195,684
Series B 5.25%, 7/1/2014 (a)	2,125,000	2,449,657

		12,583,554

IDAHO — 0.1%
Idaho, State Building Authority 5.00%, 9/1/2013	1,375,000	1,534,211

ILLINOIS — 1.7%
Chicago, IL, Board of Education, General Obligation Series D 4.00%, 12/1/2012 (a)	1,610,000	1,703,493
Chicago, IL, General Obligation Series C 5.00%, 1/1/2012 (a)	700,000	733,131
Chicago, IL, Water Revenue:
5.00%, 11/1/2011 (a)	2,000,000	2,089,500
5.00%, 11/1/2014 (a)	1,000,000	1,138,600
Cook County, IL, General Obligation Series B 5.00%, 11/15/2014 (a)	1,200,000	1,357,596
Illinois, Finance Authority Series B 1.88%, 7/1/2036 (b)	5,000,000	5,082,900
Illinois, State General Obligation:
Series B 5.00%, 1/1/2011	950,000	958,284
Series B 5.00%, 3/1/2013	1,000,000	1,074,250
Illinois, State Revenue Series B 3.00%, 6/15/2014	1,675,000	1,757,544
Illinois, State General Obligation 5.00%, 6/15/2015	2,575,000	2,910,780
University of Illinois Sereis B 5.00%, 10/1/2015	2,420,000	2,717,805

		21,523,883

INDIANA — 1.4%
Indiana, State Finance Authority Revenue:
Series A 5.00%, 2/1/2013	2,715,000	2,983,432
Series A 5.00%, 2/1/2015	4,500,000	5,213,970
Indiana, State Finance Authority, Lease Revenue Series A-1 5.00%, 11/1/2014	8,915,000	9,992,913

		18,190,315

KENTUCKY — 0.3%
Kentucky Asset/Liability Commission Agency Fund Revenue 5.00%, 9/1/2012 (a)	4,000,000	4,304,360

LOUISIANA — 0.4%
Louisiana, State General Obligation Series A 5.00%, 5/1/2014	5,000,000	5,675,550

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

MARYLAND — 4.3%
Baltimore County, MD, General Obligation:
5.00%, 2/1/2012	$1,000,000	$1,059,910
5.00%, 2/1/2014	3,230,000	3,674,997
Maryland, State Transportation Authority 5.25%, 3/1/2015	1,025,000	1,206,948
Maryland, State Department of Transportation, Highway Revenue 5.00%, 2/15/2015	1,100,000	1,281,665
Maryland, State Department of Transportation, Revenue 4.00%, 2/15/2014	2,500,000	2,758,625
Maryland, State General Obligation:
Series A 3.00%, 3/1/2014	2,725,000	2,925,042
5.00%, 7/15/2013	1,000,000	1,119,840
5.00%, 8/1/2013	11,225,000	12,588,164
Series B 5.25%, 8/15/2014	200,000	233,022
Maryland, State Transportation Authority, Grant & Revenue Anticipation:
5.00%, 3/1/2012	1,000,000	1,063,090
5.00%, 3/1/2013	3,550,000	3,921,578
Montgomery County, MD, General Obligation:
Series A 4.00%, 11/1/2011	1,000,000	1,037,600
Series A 5.00%, 5/1/2012	1,450,000	1,552,530
Series A 5.00%, 5/1/2013	1,500,000	1,668,210
Series A 5.00%, 8/1/2015	16,250,000	19,176,300

		55,267,521

MASSACHUSETTS — 3.3%
Boston, MA, General Obligation Series A 5.00%, 1/1/2014	1,935,000	2,190,323
Boston, MA, Water & Sewer Commission, Water Revenue Series B 5.00%, 11/1/2014	4,545,000	5,256,838
Commonwealth of Massachusetts:
Series C 3.00%, 1/1/2014	4,125,000	4,392,671
Series B 4.00%, 6/1/2012	610,000	644,843
Series A 4.00%, 11/1/2014	250,000	278,793
Massachusetts Bay Transportation Authority, Sales Tax Revenue Series B 5.00%, 7/1/2013	1,000,000	1,114,120
Massachusetts St Wtr Pollutn A Maswtr 08/13 Fixed 5 5.00%, 8/1/2013	1,165,000	1,304,742
Massachusetts, State General Obligation:
Series C 5.00%, 9/1/2013	1,000,000	1,119,460
Series C 5.00%, 5/1/2014	12,405,000	14,127,806
Series A 5.00%, 9/1/2014	1,500,000	1,724,265
Massachusetts, State Port Authority Revenue Series C 5.00%, 7/1/2012 (a)	1,000,000	1,071,470
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A 3.50%, 8/15/2012 (a)	850,000	895,552
Series A 4.00%, 5/15/2012	300,000	316,428
Series A 4.00%, 5/15/2013	1,975,000	2,139,043
Series A 5.00%, 8/15/2013 (a)	3,220,000	3,603,695
Series A 5.00%, 8/15/2014 (a)	1,000,000	1,150,710
Springfield MA, General Obligation 5.75%, 8/1/2014 (a)	1,025,000	1,189,113

		42,519,872

MICHIGAN — 0.8%
Michigan, Municipal Bond Authority Revenue:
5.00%, 10/1/2011	1,630,000	1,703,268
5.00%, 10/1/2012	500,000	543,745
5.00%, 10/1/2013	1,025,000	1,149,948
University of Michigan, Revenue Series C 3.00%, 4/1/2014	5,920,000	6,329,190

		9,726,151

MINNESOTA — 2.7%
Minneapolis, MN, Special School District No 1, Certificates of Participation Series A 4.50%, 2/1/2014 (a)	5,700,000	6,336,348
Minnesota, State General Obligation:
Series A 5.00%, 6/1/2012	4,000,000	4,297,080
5.00%, 10/1/2012	1,045,000	1,137,514
Northern Municipal Power Agency, Electric System Revenue Series A 5.00%, 1/1/2014 (a)	1,000,000	1,112,240
Minnesota, State General Obligation
Series A 5.00%, 8/1/2013	9,075,000	10,166,269
Sereis H 5.00%, 11/1/2013	1,000,000	1,130,140
Series A 5.00%, 6/1/2014	1,275,000	1,462,055
5.00%, 8/1/2014	350,000	403,364
Series A 5.00%, 6/1/2015	200,000	234,408
Series D 5.00%, 8/1/2015	7,675,000	9,033,475

		35,312,893

MISSISSIPPI — 0.6%
Mississippi, State General Obligation
5.00%, 11/1/2014	1,000,000	1,153,590
Series B 5.00%, 12/1/2014	6,000,000	6,937,260

		8,090,850

MISSOURI — 1.4%
Missouri, State Highways & Transportation Commission, State Road Revenue:
2.00%, 5/1/2012	8,580,000	8,781,287
Series A 5.00%, 5/1/2013	1,335,000	1,482,531
Series A 5.00%, 5/1/2014	7,350,000	8,404,210

		18,668,028

NEBRASKA — 0.2%
Nebraska, Public Power District Revenue Series B 5.00%, 1/1/2012 (a)	1,250,000	1,317,450
Omaha, NE, General Obligation 3.75%, 6/1/2013	1,000,000	1,079,270

		2,396,720

NEVADA — 1.1%
Clark County School District Series B 5.00%, 6/15/2015	3,000,000	3,469,770

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Clark County, NV, Highway Improvement Revenue 5.00%, 7/1/2012 (a)	$4,300,000	$4,587,971
Clark County, NV, Sales and Excise Tax Series B 3.00%, 7/1/2015	2,985,000	3,160,906
Las Vegas Valley, NV, Water District Series B 5.00%, 6/1/2011	1,500,000	1,541,595
Nevada, State General Obligation Series A 5.00%, 2/1/2012	1,460,000	1,545,658

		14,305,900

NEW JERSEY — 2.3%
New Jersey Educational Facilities Authority Series K 5.00%, 7/1/2013	250,000	279,327
New Jersey Higher Education Assistance Authority Series A 5.00%, 12/1/2014	250,000	274,413
New Jersey, Economic Development Authority Revenue:
5.00%, 9/1/2011 (a)	3,000,000	3,126,840
Series W 5.00%, 3/1/2012	250,000	265,993
Series Y 5.00%, 9/1/2015	2,670,000	3,045,135
New Jersey, State General Obligation:
4.00%, 8/1/2012	3,305,000	3,501,482
5.00%, 8/1/2014	13,000,000	14,834,690
Series A 5.00%, 6/15/2015	220,000	245,038
5.00%, 8/1/2015	2,045,000	2,374,654
Union County, NJ, General Obligation 4.00%, 3/1/2013	2,000,000	2,160,160

		30,107,732

NEW MEXICO — 1.7%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue 5.00%, 7/1/2014 (a)	3,250,000	3,723,298
Albuquerque Municipal School District No 12 Series A 3.00%, 8/1/2015	8,250,000	8,827,500
New Mexico, State General Obligation 5.00%, 3/1/2012	500,000	531,910
New Mexico, State Severance Tax Revenue Series B 5.00%, 7/1/2014	8,230,000	9,412,157

		22,494,865

NEW YORK — 17.2%
City of New York NY:
Series B 4.00%, 8/1/2015	1,000,000	1,114,380
5.00%, 6/1/2015	6,110,000	7,065,054
County of Nassau NY, General Obligation Series C 4.00%, 10/1/2015	6,855,000	7,665,261
County of Suffolk NY, General Obligation Series C 4.00%, 10/15/2013	500,000	550,140
New York City Transitional Finance Authority 5.00%, 11/1/2014	5,000,000	5,763,650
New York State Dormitory Authority 5.00%, 10/1/2013	2,500,000	2,781,200
New York State Thruway Authority 5.00%, 4/1/2014	2,310,000	2,604,825
New York, NY, City Cultural Resource Revenue, Juilliard School Series B 2.75%, 1/1/2036 (b)	1,080,000	1,112,303
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
Series BB 5.00%, 6/15/2013	1,040,000	1,155,898
Series BB 5.00%, 6/15/2013	5,375,000	5,973,990
New York, NY, City Transitional Finance Authority Revenue:
Series A-1 5.00%, 8/1/2012	6,000,000	6,478,800
Series B 5.00%, 11/1/2013	1,000,000	1,126,880
Series S-2 5.00%, 1/15/2014 (a)	2,005,000	2,242,252
Series B 5.00%, 11/1/2014	10,200,000	11,757,846
New York, NY, General Obligation:
Series I-1 4.00%, 2/1/2013	1,040,000	1,115,910
Series C 4.00%, 8/1/2014	4,000,000	4,425,040
Series C-1 5.00%, 10/1/2011	1,800,000	1,879,614
Series J-1 5.00%, 8/1/2012	5,000,000	5,385,700
Series K 5.00%, 8/1/2013	5,000,000	5,569,950
Series O 5.00%, 6/1/2014	4,250,000	4,838,965
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series C 5.00%, 3/15/2012	1,675,000	1,783,339
Series A 5.00%, 3/15/2014	3,980,000	4,517,658
New York, State Environmental Facilities Revenue:
Series A 3.50%, 12/15/2013	2,500,000	2,720,725
Series A 5.00%, 12/15/2013	2,200,000	2,498,298
New York, State General Obligation:
Series C 3.00%, 2/1/2014	15,000,000	15,952,350
Series A 3.00%, 3/1/2015	13,245,000	14,217,713
New York, State Local Government Assistance Corp. Revenue:
Series C 5.00%, 4/1/2013	2,220,000	2,457,451
Series A 5.00%, 4/1/2013	8,520,000	9,431,299
Series A 5.00%, 4/1/2015	3,200,000	3,732,896
New York, State Power Authority Revenue Series C 5.00%, 11/15/2014	1,625,000	1,879,036
New York, State Thruway Authority Personal Income Tax Revenue:
Series A 3.50%, 3/15/2014	2,330,000	2,522,598
Series A 4.00%, 3/15/2013	5,000,000	5,404,250
New York, State Thruway Authority, General Revenue Series H 4.00%, 1/1/2012 (a)	1,000,000	1,038,980
New York, State Thruway Authority, Highway & Bridge Revenue Series B 5.00%, 4/1/2012 (a)	2,080,000	2,213,848
New York, State Urban Development Corp. Revenue:
Series A-1 3.00%, 12/15/2011	4,625,000	4,769,809
Series A-1 3.50%, 12/15/2012	1,000,000	1,064,930
4.00%, 12/15/2012	2,395,000	2,576,613
Series A-1 5.00%, 12/15/2012	6,580,000	7,222,339
Series A 5.00%, 1/1/2014	2,780,000	3,112,682

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

5.00%, 1/1/2014 (a)	$2,500,000	$2,800,850
Series A-2 5.00%, 1/1/2015	2,610,000	2,972,216
Series A-1 5.00%, 1/1/2015	7,390,000	8,415,584
Series B 5.00%, 1/1/2016	10,000,000	11,609,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series C 4.00%, 11/15/2011	2,500,000	2,596,525
Series A-1 4.00%, 11/15/2038 (b)	20,000,000	21,371,800
Series C 5.00%, 11/15/2012	1,500,000	1,635,915
Westchester County, NY, General Obligation Series A 2.00%, 10/15/2013	1,245,000	1,299,133

		222,425,495

NORTH CAROLINA — 2.1%
Charlotte, NC 5.00%, 8/1/2015	550,000	647,350
Charlotte, NC, Certificates of Participation 5.00%, 6/1/2014	5,455,000	6,162,732
Guilford County, NC, General Obligation Series A 4.00%, 2/1/2014	6,005,000	6,629,520
Mecklenburg County, NC, General Obligation Series A 3.00%, 8/1/2014	1,970,000	2,128,171
North Carolina, Infrastructure Finance Corp., Certificates of Participation Series A 5.00%, 2/1/2014	1,885,000	2,132,067
North Carolina, State Capital Improvement Obligation Series A 4.50%, 5/1/2014	1,745,000	1,957,471
North Carolina, State General Obligation Series A 5.50%, 3/1/2012	5,000,000	5,355,550
Wake County, NC, General Obligation 5.00%, 3/1/2013	1,500,000	1,660,815

		26,673,676

OHIO — 4.0%
Cincinnati, OH, City School District Certificates Participation 5.00%, 12/15/2011 (a)	1,000,000	1,048,710
Columbus, OH, General Obligation:
Series A 4.00%, 6/1/2012	10,000,000	10,578,000
Series D 5.00%, 12/15/2012	5,000,000	5,470,800
Ohio, State Building Authority Series C 4.00%, 10/1/2015	3,145,000	3,513,531
Ohio, State General Obligation Series K 5.00%, 5/1/2012	1,150,000	1,230,189
Ohio, State Highway Capital Improvements 5.00%, 5/1/2014	1,975,000	2,247,807
Ohio, State Major New State Infrastructure Project Revenue:
5.00%, 6/15/2012	375,000	403,301
Series 2008-1 5.00%, 6/15/2013	3,000,000	3,329,220
Series 2007-1 5.00%, 6/15/2013 (a)	4,960,000	5,511,354
5.00%, 6/15/2015	475,000	552,188
Ohio, State Water Development Authority Revenue:
5.00%, 6/1/2012	950,000	1,020,224
5.00%, 6/1/2013	2,670,000	2,966,290
Ohio, State Water Development Authority, Water Quality — Loan Fund 5.00%, 12/1/2011	1,000,000	1,052,740
Ohio, State General Obligation
Series A 5.00%, 6/15/2013	1,000,000	1,111,720
Series C 5.00%, 9/15/2015	10,000,000	11,695,400

		51,731,474

OKLAHOMA — 0.4%
Tulsa County, OK, Industrial Authority, Educational Facilities Lease Revenue 4.00%, 9/1/2013	5,410,000	5,823,540

OREGON — 1.3%
Portland, OR, Sewer System Revenue:
Series A 5.00%, 6/15/2012 (a)	3,000,000	3,226,410
Series A 5.00%, 6/1/2014	315,000	360,725
Series A 5.00%, 3/1/2015	10,440,000	12,156,858
Salem-Keizer, OR, School District No. 24J, General Obligation Series A 4.00%, 6/15/2015	1,250,000	1,397,150

		17,141,143

PENNSYLVANIA — 4.1%
Pennsylvania Economic Development Financing Authority 5.00%, 6/15/2014	9,175,000	10,216,179
Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue:
5.00%, 6/15/2014	2,000,000	2,284,720
5.00%, 6/15/2015	5,000,000	5,812,500
Pennsylvania St Higher Edl Pasedu 5.00%, 6/15/2015	7,110,000	8,212,832
Pennsylvania, State General Obligation:
4.75%, 9/1/2014	1,600,000	1,827,920
5.00%, 10/1/2012	5,000,000	5,438,450
5.00%, 5/15/2013	3,000,000	3,329,880
5.00%, 7/1/2013	2,000,000	2,229,400
5.00%, 3/15/2014	8,920,000	10,147,838
Series A 5.00%, 2/15/2015	1,000,000	1,162,360
5.50%, 1/1/2013	2,500,000	2,767,275

		53,429,354

RHODE ISLAND — 0.7%
Rhode Island, State & Providence Plantations, Consolidated Capital Development Series A 5.00%, 10/1/2014	6,745,000	7,731,861
Rhode Island, State Economic Development Corp., Revenue Series A 5.00%, 6/15/2013 (a)	915,000	1,003,060

		8,734,921

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

SOUTH CAROLINA — 1.8%
South Carolina, State Public Service Authority 5.00%, 1/1/2015 (a)	$1,000,000	$1,152,540
South Carolina, State General Obligation:
Series A 4.00%, 6/1/2015	15,000,000	16,910,550
Series A 5.00%, 11/1/2013	1,120,000	1,266,485
South Carolina, State Public Service Authority, Revenue:
Series B 5.00%, 1/1/2014 (a)	2,500,000	2,822,150
Series E 5.00%, 1/1/2014	1,000,000	1,128,860

		23,280,585

TENNESSEE — 1.4%
City of Murfreesboro TN 5.00%, 6/1/2013	1,500,000	1,663,515
Memphis, TN, Electric System Revenue 5.00%, 12/1/2014	3,500,000	4,046,735
Nashville & Davidson County, TN, General Obligation:
Series B 5.00%, 1/1/2012	3,210,000	3,391,044
Series C 5.00%, 2/1/2013	1,000,000	1,102,290
Sevierville, TN, Public Building Authority Revenue 5.00%, 6/1/2014	1,000,000	1,128,600
Tennessee, State General Obligation Series A 4.00%, 5/1/2013	150,000	162,998
Tennessee, State School Bond Authority:
3.00%, 5/1/2012	4,875,000	5,062,492
5.00%, 5/1/2013 (a)	1,900,000	2,104,288

		18,661,962

TEXAS — 6.5%
Arlington, TX, Independent School District, General Obligation:
5.00%, 2/15/2012 (a)	880,000	934,146
5.00%, 2/15/2014 (a)	1,640,000	1,865,615
Dallas County, TX, Community College District, General Obligation 5.00%, 2/15/2014	1,340,000	1,519,573
Dallas, TX, General Obligation:
5.00%, 2/15/2011	710,000	722,113
5.00%, 2/15/2012	150,000	158,954
El Paso, TX, Independent School District, General Obligation Zero Coupon, 8/15/2013 (a)	1,980,000	1,910,660
Fort Bend, TX, Independent School District, General Obligation 4.00%, 2/15/2013	1,000,000	1,072,980
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2012	5,000,000	5,306,900
5.00%, 2/15/2013	2,000,000	2,197,540
Harris County, TX, General Obligation Series A 5.00%, 10/1/2012	1,250,000	1,360,663
Houston, TX, General Obligation Series A 5.00%, 3/1/2013 (a)	2,500,000	2,748,400
Houston, TX, Utilities System Revenue Series C 5.00%, 11/15/2012	12,505,000	13,635,327
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2013 (a)	4,535,000	5,003,193
Lewisville, TX, Independent School District, General Obligation 5.00%, 8/15/2013 (a)	1,000,000	1,119,460
Pharr, TX, San Juan Alamo Independent School District, General Obligation 5.00%, 2/1/2013 (a)	1,880,000	2,066,327
San Antonio, TX, Electric and Gas Series A 5.00%, 2/1/2014	200,000	226,636
San Antonio, TX, General Obligation 4.00%, 2/1/2012	3,000,000	3,141,030
San Jacinto, TX Community College District, General Obligation 4.00%, 2/15/2012	3,000,000	3,118,830
State of Texas:
5.00%, 10/1/2015	3,495,000	4,102,920
5.00%, 10/1/2015	8,000,000	9,391,520
Texas, A&M University Revenue 5.00%, 5/15/2012	3,000,000	3,214,830
Texas, State General Obligation:
Series A 5.00%, 10/1/2011	1,000,000	1,045,760
5.00%, 10/1/2012	1,500,000	1,631,850
Series A 5.00%, 10/1/2014	1,180,000	1,360,611
Texas, State Public Finance Authority Building Revenue 5.00%, 2/1/2014 (a)	1,605,000	1,810,312
Texas, State University System Financing Revenue 5.00%, 3/15/2012	1,000,000	1,064,080
University of Texas, Revenue:
Series A 3.25%, 8/15/2013	2,650,000	2,839,501
Series A 5.00%, 8/15/2012	3,400,000	3,683,050
Series B 5.00%, 8/15/2012	1,000,000	1,083,250
Series D 5.00%, 8/15/2015	1,150,000	1,351,572
Series A 5.00%, 8/15/2015	3,100,000	3,643,368

		84,330,971

UTAH — 0.7%
Utah, State General Obligation:
Series A 5.00%, 7/1/2013	1,150,000	1,285,240
Series A 5.00%, 7/1/2015	6,000,000	7,053,240
Series C 5.00%, 7/1/2015	150,000	176,331

		8,514,811

VIRGINIA — 2.3%
Virginia College Building Authority Series A 5.00%, 9/1/2014	150,000	172,363
Virginia, State General Obligation Series A 5.00%, 6/1/2012	1,000,000	1,074,610
Virginia, State Public Building Authority, Building Revenue Bonds:
Series A 5.00%, 8/1/2012	7,365,000	7,961,197
Series B 5.00%, 8/1/2013	5,000,000	5,592,250
Series B 5.00%, 8/1/2014	1,000,000	1,148,000

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Virginia, State Public School Authority:
Series B 5.00%, 8/1/2012	$1,000,000	$1,078,470
Series C 5.00%, 8/1/2013	8,570,000	9,572,347
Series B 5.00%, 8/1/2014	2,025,000	2,324,700
Virginia, State Resources Authority Clean Water Revenue 4.50%, 10/1/2011	1,200,000	1,249,368

		30,173,305

WASHINGTON — 4.1%
Energy Northwest Washington, Electricity Revenue:
Series A 4.00%, 7/1/2014	1,375,000	1,524,930
Series D 5.00%, 7/1/2012	3,350,000	3,607,615
Series D 5.00%, 7/1/2012	1,000,000	1,076,900
Series A 5.00%, 7/1/2012	1,090,000	1,173,821
Series A 5.00%, 7/1/2013	4,495,000	5,007,969
Series D 5.00%, 7/1/2014	850,000	973,786
King County School District No 1 Seattle Series A 5.00%, 6/1/2013	1,250,000	1,392,562
Seattle, WA, General Obligation 5.00%, 5/1/2013	6,540,000	7,246,778
Seattle, WA, Municipal Light & Power Revenue:
5.00%, 4/1/2013	3,000,000	3,309,870
Series B 5.00%, 2/1/2015	7,540,000	8,729,360
Snohomish County Public Utility District No 1 4.00%, 12/1/2013	3,625,000	3,974,994
Washington, State General Obligation:
Series D 4.50%, 1/1/2012 (a)	2,450,000	2,569,609
Series R-2006A 5.00%, 7/1/2011	200,000	206,916
Series R 5.00%, 1/1/2015	10,500,000	12,148,710

		52,943,820

WISCONSIN — 2.4%
Milwaukee, WI, General Obligation 5.00%, 2/1/2015	11,825,000	13,668,754
Wisconsin, State General Obligation:
Series C 4.00%, 5/1/2013	5,000,000	5,409,200
Series C 5.00%, 5/1/2015	10,000,000	11,642,000

		30,719,954

TOTAL MUNICIPAL BONDS AND NOTES —
(Cost $1,268,448,027)		1,293,241,057

	Shares
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Tax Free Money Market Fund (c)(d) (Cost $3,124,810)	3,124,810	3,124,810

TOTAL INVESTMENTS — 100.0% (e)
(Cost $1,271,572,837)		1,296,365,867
OTHER ASSETS AND LIABILITIES — 0.0%(f)		162,207

NET ASSETS — 100.0%		$1,296,528,074

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	5.48%
	National Public Finance Guarantee Corp.	2.30%
	Ambac Financial Group	1.28%
	Public School Fund Guaranteed	0.99%

(b)	Variable- rate security. Rate shown is rate in effect at September 30, 2010. Maturity date disclosed is the ultimate maturity.
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Amount shown represents less than 0.05% of net assets.
Escrow to Maturity = Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS AND NOTES — 99.8%
ARIZONA — 4.4%
Arizona, Sports & Tourism Authority, Revenue 2.00%, 7/1/2036 (a)	$400,000	$400,000

CALIFORNIA — 17.9%
California, Eastern Municipal Water District, Certificates of Participation 0.24%, 7/1/2038 (a)	400,000	400,000
California, Infrastructure & Economic Development Bank Revenue Series B 1.60%, 8/1/2037 (a)	250,000	250,000
California, Statewide Communities Development Authority Revenue:
1.40%, 4/1/2033 (a)	400,000	400,000
1.45%, 10/1/2036 (a)	400,000	400,000
University of San Francisco, Educational Facilities Authority Revenue 1.40%, 5/1/2033 (a)	160,000	160,000

		1,610,000

COLORADO — 3.7%
Colorado, Fitzsimons Redevelopment Authority Revenue 3.00%, 1/1/2025 (a)	335,000	335,000

FLORIDA — 3.9%
University of South Florida, Certificates of Participation Series A 0.40%, 10/1/2022 (a)	350,000	350,000

ILLINOIS — 9.2%
Chicago, IL, Board of Education, General Obligation Series B 0.34%, 3/1/2032 (a)(b)	430,000	430,000
Illinois, State Toll Highway Authority Revenue Series A 0.27%, 7/1/2030 (a)	400,000	400,000

		830,000

INDIANA — 4.2%
Indiana, Health & Educational Facilities Financing Authority Revenue Series A 0.32%, 2/15/2021 (a)(b)	275,000	275,000
Indiana, Health Finance Authority Hospital Revenue Series B 1.50%, 3/1/2033 (a)	100,000	100,000

		375,000

NEBRASKA — 1.1%
Nebraska, Central Plains Energy Project 0.27%, 8/1/2039 (a)	100,000	100,000

NEW YORK — 4.4%
New York City, NY,Transitional Finance Authority Revenue Series 3 0.33%, 11/1/2022 (a)	400,000	400,000

NORTH CAROLINA — 8.9%
Charlotte, NC, Health Care Systems Revenue Series F 0.34%, 1/15/2042 (a)(b)	400,000	400,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue 0.28%, 12/1/2028 (a)	400,000	400,000

		800,000

OHIO — 13.1%
Hancock County, OH, Hospital Revenue 0.44%, 12/1/2034 (a)(b)	400,000	400,000
Montgomery County, OH, Hospital Revenue Series A 0.35%, 8/1/2047 (a)(b)	400,000	400,000
Ohio, State University, General Reciepts 0.63%, 12/1/2026 (a)(b)	380,000	380,000

		1,180,000

PENNSYLVANIA — 10.0%
Bucks County, PA, Industrial Development Authority Revenue 1.60%, 5/1/2033 (a)	400,000	400,000
La Salle University, PA, Higher Educational Facilties Authority Revenue Series B 0.45%, 5/1/2037 (a)	300,000	300,000
Lackawanna County, PA, General Obligation Series B 0.49%, 9/1/2035 (a)(b)	200,000	200,000

		900,000

TENNESSEE — 10.1%
Clarksville, TN, Public Building Authority 0.30%, 10/1/2025 (a)	325,000	325,000
Metropolitan Government Nashville & Davidson County, TN, Industrial Development Board Revenue 0.30%, 12/1/2031 (a)	187,000	187,000
Signal Mountain, TN, Health, Educational & Housing Facility Board Revenue 0.44%, 1/1/2028 (a)(b)	400,000	400,000

		912,000

TEXAS — 8.9%
Texas, State General Obligation 0.60%, 4/1/2030 (a)	400,000	400,000
Texas, Kendall County Health Facility Development Corp., Health Care Revenue 0.30%, 1/1/2041 (a)	400,000	400,000

		800,000

TOTAL MUNICIPAL BONDS AND NOTES —
(Cost $8,992,000)		8,992,000

TOTAL INVESTMENTS — 99.8% (c)
(Cost $8,992,000)		8,992,000
OTHER ASSETS AND LIABILITIES — 0.2%		14,615

NET ASSETS — 100.0%		$9,006,615

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

(a)	Variable Rate Security. Rate shown is rate in effect at September 30, 2010. Maturity date disclosed is the ultimate maturity.
(b)	Bond is insured by the following company:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	32.03%

(c)	The values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS AND NOTES — 98.9%
ARIZONA — 0.9%
Arizona, Salt River Project, Agricultural Improvement & Power District 4.84%, 1/1/2041	$125,000	$125,835
Phoenix, AZ, General Obligation 5.27%, 7/1/2034	100,000	106,316

		232,151

CALIFORNIA — 37.1%
Bay Area Toll Authority, CA, Toll Bridge Revenue:
6.26%, 4/1/2049	735,000	820,385
6.79%, 4/1/2030	200,000	212,226
6.92%, 4/1/2040	350,000	379,295
California, State General Obligation:
6.65%, 3/1/2022	500,000	556,590
7.30%, 10/1/2039	800,000	846,760
7.35%, 11/1/2039	200,000	213,458
7.50%, 4/1/2034	1,300,000	1,414,374
7.55%, 4/1/2039	1,025,000	1,114,698
7.63%, 3/1/2040	275,000	302,467
7.95%, 3/1/2036	325,000	348,432
California, State Public Works Board, Lease Revenue 8.36%, 10/1/2034	200,000	225,816
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	225,000	253,381
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	250,000	275,875
6.75%, 8/1/2049	200,000	223,730
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	100,000	102,633
6.17%, 7/1/2040	100,000	101,838
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	100,000	108,514
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	425,000	429,335
6.76%, 7/1/2034	525,000	595,413
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	275,000	305,264
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6.00%, 11/1/2040	100,000	104,574
6.00%, 11/1/2040	125,000	130,650
University of California, Revenue:
5.77%, 5/15/2043	250,000	263,440
6.58%, 5/15/2049	300,000	327,885

		9,657,033

COLORADO — 0.4%
Denver, CO, City & County, General Obligation 5.65%, 8/1/2030	100,000	103,475

GEORGIA — 4.4%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	450,000	483,831
6.66%, 4/1/2057	300,000	317,913
7.06%, 4/1/2057	350,000	341,915

		1,143,659

ILLINOIS — 6.6%
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	275,000	312,986
Chicago, IL, O’Hare International Airport Revenue 6.40%, 1/1/2040	300,000	318,696
County of Cook, IL, General Obligation 6.23%, 11/15/2034	100,000	103,702
Illinois, State General Obligation:
6.63%, 2/1/2035	60,000	58,996
7.35%, 7/1/2035	425,000	445,995
Illinois, State Toll Highway Authority Revenue 5.85%, 12/1/2034	455,000	468,304

		1,708,679

INDIANA — 0.4%
Indianapolis, IN, Local Public Improvement Bond Bank 6.12%, 1/15/2040	100,000	111,958

KANSAS — 0.3%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	75,000	76,489

LOUISIANA — 0.4%
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	100,000	103,611

MASSACHUSETTS — 2.2%
Massachusetts, State General Obligation:
4.91%, 5/1/2029	200,000	202,724
5.46%, 12/1/2039	250,000	271,272
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	100,000	104,340

		578,336

MISSOURI — 1.2%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	200,000	214,252
University of Missouri, Revenue 5.96%, 11/1/2039	85,000	98,077

		312,329

NEVADA — 1.4%
Clark County, NV, Airport Revenue 6.88%, 7/1/2042	325,000	338,504
Las Vegas Valley, NV, Water District, General Obligation 7.01%, 6/1/2039	25,000	28,944

		367,448

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

NEW JERSEY — 3.8%
New Jersey State Turnpike Authority Revenue 7.41%, 1/1/2040	$470,000	$583,528
New Jersey, State Transportation Trust Fund Authority 6.56%, 12/15/2040	365,000	410,775

		994,303

NEW YORK — 15.2%
New York, NY, Metropolitan Transportation Authority:
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	300,000	313,365
5.72%, 6/15/2042	300,000	322,494
5.75%, 6/15/2041	300,000	323,385
New York, NY, City Transitional Finance Authority Revenue: 5.51%, 8/1/2037	250,000	259,887
New York, NY, General Obligation:
5.85%, 6/1/2040	200,000	208,952
5.99%, 12/1/2036	275,000	291,107
6.25%, 6/1/2035	150,000	158,249
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	325,000	354,991
6.69%, 11/15/2040	100,000	109,179
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund
6.09%, 11/15/2040	200,000	211,130
7.34%, 11/15/2039	430,000	536,042
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.43%, 3/15/2039	255,000	258,251
5.60%, 3/15/2040	350,000	370,167
New York, State Urban Development Corp., Revenue 5.77%, 3/15/2039	225,000	238,442

		3,955,641

NORTH CAROLINA — 0.1%
North Carolina Turnkpike Authority Revenue 6.70%, 1/1/2039	25,000	27,128

OHIO — 3.5%
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	250,000	254,858
Ohio, American Municipal Power, Inc.:
5.94%, 2/15/2047	425,000	435,259
6.42%, 2/15/2032	100,000	108,302
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	100,000	103,605

		902,024

OREGON — 0.4%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	80,000	90,668

PENNSYLVANIA — 1.9%
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	165,000	173,276
5.35%, 5/1/2030	100,000	105,756
Pennsylvania, Turnpike Commission Revenue:
5.51%, 12/1/2045	175,000	175,896
6.11%, 12/1/2039	35,000	38,390

		493,318

TENNESSEE — 0.6%
Metropolitan Government of Nashville & Davidson County, TN, Convention Center Authority 6.73%, 7/1/2043	150,000	161,162

TEXAS — 12.9%
Dallas Convention Center Hotel Development Corp. 7.09%, 1/1/2042	175,000	194,346
Dallas County, TX, Community Hospital District 5.62%, 8/15/2044	200,000	226,774
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
6.00%, 12/1/2044	250,000	290,057
6.25%, 12/1/2034	100,000	107,057
North, TX, Tollway Authority Revenue:
6.72%, 1/1/2049	300,000	327,534
8.91%, 2/1/2030	150,000	153,918
San Antonio, TX, Electric & Gas Revenue:
5.72%, 2/1/2041	100,000	110,251
5.99%, 2/1/2039	100,000	118,541
Texas, State General Obligation 5.52%, 4/1/2039	480,000	541,781
Texas, State Transportation Commission, General Obligation:
4.63%, 4/1/2033	100,000	100,939
4.68%, 4/1/2040	100,000	100,518
5.03%, 4/1/2026	400,000	435,324
5.18%, 4/1/2030	150,000	161,213
University of Texas 5.13%, 8/15/2042	245,000	262,246
University of Texas, Permanent University Fund 5.26%, 7/1/2039	200,000	219,188

		3,349,687

UTAH — 2.2%
Utah, State General Obligation 3.54%, 7/1/2025	500,000	499,430
Utah, Transport Authority Sales Tax Revenue 5.94%, 6/15/2039	65,000	75,973

		575,403

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

VIRGINIA — 1.2%
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	$180,000	$194,375
Virginia, University Revenue 6.20%, 9/1/2039	100,000	123,845

		318,220

WASHINGTON — 1.8%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	125,000	136,924
Washington, State General Obligation 5.14%, 8/1/2040	325,000	338,776

		475,700

TOTAL MUNICIPAL BONDS AND NOTES —
(Cost $25,212,779)		25,738,422

	Shares
SHORT TERM INVESTMENT — 1.2%
MONEY MARKET FUND — 1.2%
State Street Institutional Liquid Reserves Fund (a)(b) (Cost $320,126)	320,126	320,126

TOTAL INVESTMENTS — 100.1% (c)
(Cost $25,532,905)		26,058,548
OTHER ASSETS AND LIABILITIES — (0.1)%		(27,898)

NET ASSETS — 100.0%		$26,030,650

(a)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.9%
AUSTRALIA — 3.5%
Commonwealth of Australia
3.00%, 9/20/2025	AUD	5,784,240	$5,974,705
4.00%, 8/20/2015	AUD	5,060,834	5,264,301
4.00%, 8/20/2020 (a)	AUD	17,457,814	19,260,502

			30,499,508

BRAZIL — 4.6%
Federal Republic of Brazil
6.00%, 5/15/2017	BRL	36,654,002	21,522,585
6.00%, 8/15/2024	BRL	23,223,926	13,663,098
6.00%, 5/15/2035	BRL	7,376,785	4,346,638

			39,532,321

CANADA — 6.6%
Government of Canada
2.00%, 12/1/2041	CAD	7,938,076	9,462,443
3.00%, 12/1/2036	CAD	5,789,591	7,969,406
4.00%, 12/1/2031	CAD	13,680,241	20,630,045
4.25%, 12/1/2021	CAD	8,138,887	10,733,122
4.25%, 12/1/2026	CAD	5,740,229	8,217,784

			57,012,800

CHILE — 3.7%
Republic of Chile
3.00%, 5/1/2017	CLP	1,621,839,240	3,371,658
3.00%, 1/1/2018	CLP	11,246,174,730	23,315,787
3.00%, 3/1/2028	CLP	2,326,058,910	4,699,908
5.00%, 1/1/2016	CLP	256,079,880	589,799

			31,977,152

FRANCE — 16.8%
Republic of France
1.00%, 7/25/2017	EUR	30,531,809	43,286,808
1.60%, 7/25/2015	EUR	25,578,100	37,325,177
1.80%, 7/25/2040	EUR	8,436,726	12,929,910
2.25%, 7/25/2020	EUR	20,521,485	31,537,552
2.50%, 7/25/2013	EUR	2,970,897	4,384,396
3.00%, 7/25/2012	EUR	2,128,234	3,111,174
3.15%, 7/25/2032	EUR	5,060,034	9,364,434
3.40%, 7/25/2029	EUR	1,624,036	3,064,524

			145,003,975

GERMANY — 4.7%
Federal Republic of Germany
1.50%, 4/15/2016	EUR	19,594,200	28,673,343
1.75%, 4/15/2020	EUR	4,193,504	6,300,335
2.25%, 4/15/2013	EUR	3,860,223	5,606,731

			40,580,409

GREECE — 3.2%
Republic of Greece
2.30%, 7/25/2030	EUR	18,277,793	11,356,045
2.90%, 7/25/2025	EUR	24,648,788	16,771,431

			28,127,476

ISRAEL — 4.5%
State of Israel
4.00%, 7/30/2021	ILS	41,560,025	13,791,708
5.00%, 4/30/2015	ILS	77,973,043	25,471,857

			39,263,565

ITALY — 4.7%
Republic of Italy
2.15%, 9/15/2014	EUR	10,333,312	14,695,310
2.35%, 9/15/2035	EUR	3,137,965	4,226,119
2.60%, 9/15/2023	EUR	16,006,261	22,059,351

			40,980,780

JAPAN — 4.5%
Government of Japan 10 Year Bond 1.10%, 12/10/2016	JPY	3,274,471,200	38,882,875

MEXICO — 5.3%
United Mexican States
3.50%, 12/19/2013	MXN	24,850,796	2,122,827
4.50%, 11/22/2035	MXN	176,034,982	18,107,791
5.00%, 6/16/2016	MXN	272,967,746	25,637,808

			45,868,426

POLAND — 2.7%
Republic of Poland 3.00%, 8/24/2016	PLN	67,350,590	23,019,595

SOUTH AFRICA — 4.1%
Republic of South Africa
3.45%, 12/7/2033	ZAR	104,398,914	17,286,170
6.25%, 3/31/2013	ZAR	115,336,300	18,453,727

			35,739,897

SOUTH KOREA — 2.5%
Republic of South Korea
2.75%, 3/10/2017	KRW	21,812,194,155	20,135,838
2.75%, 6/10/2020	KRW	2,012,280,000	1,922,927

			22,058,765

SWEDEN — 4.7%
Kingdom of Sweden
3.50%, 12/1/2015	SEK	42,445,584	7,349,114
3.50%, 12/1/2028	SEK	15,209,668	3,209,174
4.00%, 12/1/2020	SEK	152,958,128	30,193,666

			40,751,954

TURKEY — 4.7%
Republic of Turkey
9.00%, 5/21/2014	TRY	38,971,015	32,869,880
10.00%, 2/15/2012	TRY	10,148,177	7,865,548

			40,735,428

UNITED KINGDOM — 18.1%
United Kingdom Treasury Bond
0.63%, 11/22/2042	GBP	684,119	1,094,104
0.75%, 11/22/2047	GBP	947,135	1,602,059
1.13%, 11/22/2037	GBP	5,086,128	9,121,429
1.25%, 11/22/2017	GBP	4,938,095	8,504,352
1.25%, 11/22/2027	GBP	38,854,544	67,369,192
1.25%, 11/22/2055	GBP	5,223,935	10,762,362
1.88%, 11/22/2022	GBP	18,946,551	34,538,811
2.00%, 1/26/2035	GBP	2,035,068	4,176,580
2.50%, 7/26/2016	GBP	3,753,042	6,790,868
2.50%, 4/16/2020	GBP	1,836,227	3,509,072

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount		Value

4.13%, 7/22/2030	GBP	3,482,267	$9,022,095

			156,490,924

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $800,164,798)			856,525,850

	Shares
SHORT TERM INVESTMENTS — 1.2%
MONEY MARKET FUNDS — 1.2%
State Street Navigator Securities Lending Prime Portfolio (b)(c)		9,202,289	9,202,289
State Street Institutional Liquid Reserves Fund (b)		1,128,779	1,128,779

TOTAL SHORT TERM INVESTMENTS — (d)
(Cost $10,331,068)			10,331,068

TOTAL INVESTMENTS — 100.1% (e)
(Cost $810,495,866)			866,856,918
OTHER ASSETS AND LIABILITIES — (0.1)%			(1,109,957)

NET ASSETS — 100.0%			$865,746,961

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Investments of cash collateral for securities loaned.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — Euro Currency
GBP — Great British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays Capital Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 95.4%
AUSTRALIA — 2.8%
Commonwealth of Australia
4.75%, 11/15/2012	AUD	1,680,000	$1,625,765
5.75%, 4/15/2012	AUD	2,000,000	1,964,328
6.50%, 5/15/2013	AUD	500,000	504,647

			4,094,740

AUSTRIA — 2.4%
Republic of Austria 5.00%, 7/15/2012 (a)	EUR	2,430,000	3,545,213

BELGIUM — 3.4%
Kingdom of Belgium
2.00%, 3/28/2012	EUR	2,355,000	3,252,343
4.00%, 3/28/2013	EUR	450,000	653,357
5.00%, 9/28/2011	EUR	—	—
8.00%, 12/24/2012	EUR	718,000	1,121,414

			5,027,114

CANADA — 3.7%
Government of Canada
1.50%, 6/1/2012	CAD	1,500,000	1,466,019
1.75%, 3/1/2013	CAD	1,550,000	1,520,506
3.50%, 6/1/2013	CAD	750,000	769,016
3.75%, 9/1/2011	CAD	—	—
5.25%, 6/1/2012	CAD	1,590,000	1,649,502

			5,405,043

DENMARK — 2.4%
Kingdom of Denmark
4.00%, 11/15/2012	DKK	11,515,000	2,236,680
6.00%, 11/15/2011	DKK	6,904,000	1,336,103

			3,572,783

FRANCE — 4.6%
Republic of France
3.75%, 1/12/2013	EUR	2,265,000	3,281,112
5.00%, 10/25/2011	EUR	500,000	712,566
5.00%, 4/25/2012	EUR	1,910,000	2,773,790

			6,767,468

GERMANY — 10.9%
Federal Republic of Germany
1.00%, 3/16/2012	EUR	500,000	684,860
1.25%, 12/16/2011	EUR	1,600,000	2,197,820
3.75%, 7/4/2013	EUR	1,350,000	1,982,132
4.00%, 4/13/2012	EUR	3,195,000	4,575,982
4.50%, 1/4/2013	EUR	1,450,000	2,140,418
5.00%, 7/4/2012	EUR	3,130,000	4,582,193

			16,163,405

HUNGARY — 2.3%
Republic of Hungary
6.00%, 10/24/2012	HUF	113,500,000	558,591
6.75%, 2/12/2013	HUF	386,500,000	1,924,110
7.25%, 6/12/2012	HUF	185,000,000	930,559

			3,413,260

ITALY — 11.6%
Republic of Italy
3.00%, 3/1/2012	EUR	5,455,000	7,569,959
4.25%, 10/15/2012	EUR	3,985,000	5,677,795
4.25%, 4/15/2013	EUR	600,000	859,372
4.75%, 2/1/2013	EUR	2,110,000	3,047,503

			17,154,629

JAPAN — 21.9%
Government of Japan 5 Year Bond
0.80%, 3/20/2013	JPY	325,000,000	3,952,722
0.90%, 12/20/2012	JPY	595,000,000	7,241,066
1.00%, 6/20/2013	JPY	75,000,000	918,377
1.10%, 9/20/2012	JPY	266,000,000	3,245,155
1.50%, 6/20/2012	JPY	621,100,000	7,607,434
Government of Japan 10 Year Bond
1.30%, 6/20/2012	JPY	32,800,000	400,407
1.40%, 12/20/2011	JPY	735,000,000	8,931,570

			32,296,731

MEXICO — 2.5%
United Mexican States
7.50%, 6/21/2012	MXN	14,340,000	1,188,687
9.00%, 12/22/2011	MXN	29,515,000	2,475,772
9.00%, 6/20/2013	MXN	1,000,000	87,177

			3,751,636

NETHERLANDS — 4.2%
Kingdom of the Netherlands
1.75%, 1/15/2013	EUR	3,210,000	4,459,028
5.00%, 7/15/2012	EUR	1,230,000	1,800,855

			6,259,883

POLAND — 2.9%
Republic of Poland
4.75%, 4/25/2012	PLN	9,805,000	3,380,695
5.25%, 4/25/2013	PLN	2,500,000	867,491

			4,248,186

SINGAPORE — 2.1%
Government of Singapore
2.50%, 10/1/2012	SGD	1,000,000	790,790
2.63%, 4/1/2012	SGD	3,000,000	2,355,890

			3,146,680

SOUTH KOREA — 4.4%
Korea Treasury Bond
4.00%, 6/10/2012	KRW	750,000,000	666,914
4.25%, 12/10/2012	KRW	2,500,000,000	2,237,117
4.75%, 12/10/2011	KRW	4,000,000,000	3,580,184

			6,484,215

SPAIN — 4.5%
Kingdom of Spain
2.75%, 4/30/2012	EUR	1,005,000	1,382,537
5.00%, 7/30/2012	EUR	1,575,000	2,251,680
6.15%, 1/31/2013	EUR	2,040,000	3,010,456

			6,644,673

SWEDEN — 2.2%
Kingdom of Sweden 5.50%, 10/8/2012	SEK	19,990,000	3,208,831

TAIWAN — 2.1%
Government of Taiwan
2.00%, 7/20/2012	TWD	10,000,000	329,922

SPDR Barclays Capital Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount		Value

2.38%, 1/16/2013	TWD	85,000,000	$2,848,038

			3,177,960

UNITED KINGDOM — 4.5%
United Kingdom Treasury Bond
4.50%, 3/7/2013	GBP	1,170,000	2,003,995
5.00%, 3/7/2012	GBP	2,005,000	3,355,116
5.25%, 6/7/2012	GBP	720,000	1,220,577

			6,579,688

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $136,982,323)			140,942,138

	Shares
SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund (b)(c) (Cost $1,118,421)		1,118,421	1,118,421

TOTAL INVESTMENTS — 96.1% (d)
(Cost $138,100,744)			142,060,559
OTHER ASSETS AND LIABILITIES — 3.9%			5,701,078

NET ASSETS — 100.0%			$147,761,637

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represent 2.4% of net assets as of September 30, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
HUF — Hungarian Forint
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
SGD — Singapore Dollar
TWD — Taiwan Dollar

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.9%
AUSTRALIA — 3.4%
Commonwealth of Australia
4.50%, 4/15/2020	AUD	2,750,000	$2,565,526
5.25%, 3/15/2019	AUD	15,285,000	15,092,885
5.50%, 12/15/2013	AUD	6,000,000	5,919,393
5.75%, 4/15/2012	AUD	2,500,000	2,455,410
6.00%, 2/15/2017	AUD	6,130,000	6,282,118
6.50%, 5/15/2013	AUD	10,830,000	10,930,657

			43,245,989

AUSTRIA — 4.2%
Republic of Austria
3.40%, 10/20/2014	EUR	3,500,000	5,090,601
3.50%, 9/15/2021 (a)	EUR	4,000,000	5,742,471
3.80%, 10/20/2013 (a)	EUR	7,735,000	11,316,228
4.15%, 3/15/2037 (a)	EUR	1,250,000	1,935,582
4.65%, 1/15/2018	EUR	11,895,000	18,576,514
6.25%, 7/15/2027	EUR	5,115,000	9,747,433

			52,408,829

BELGIUM — 4.5%
Kingdom of Belgium
4.00%, 3/28/2019	EUR	5,770,000	8,493,994
5.00%, 9/28/2012	EUR	12,405,000	18,188,529
5.00%, 3/28/2035	EUR	5,375,000	8,973,804
5.50%, 9/28/2017	EUR	12,760,000	20,529,425

			56,185,752

CANADA — 4.6%
Government of Canada
3.50%, 6/1/2013	CAD	2,500,000	2,563,387
3.75%, 6/1/2019	CAD	6,125,000	6,466,701
4.00%, 6/1/2016	CAD	17,580,000	18,838,713
5.00%, 6/1/2037	CAD	5,850,000	7,342,082
5.25%, 6/1/2012	CAD	16,410,000	17,024,105
5.75%, 6/1/2029	CAD	3,740,000	4,873,466

			57,108,454

DENMARK — 3.4%
Kingdom of Denmark
4.00%, 11/15/2017	DKK	44,505,000	9,185,378
4.00%, 11/15/2019	DKK	32,100,000	6,692,391
4.50%, 11/15/2039	DKK	37,685,000	9,120,023
5.00%, 11/15/2013	DKK	77,825,000	15,878,541
7.00%, 11/10/2024	DKK	5,000,000	1,387,163

			42,263,496

FRANCE — 4.6%
Republic of France
2.50%, 1/15/2015	EUR	12,170,000	17,232,552
3.75%, 10/25/2019	EUR	10,980,000	16,391,460
4.00%, 4/25/2013	EUR	3,390,000	4,965,414
4.00%, 4/25/2018	EUR	750,000	1,141,363
4.50%, 4/25/2041	EUR	2,500,000	4,210,313
5.00%, 4/25/2012	EUR	4,760,000	6,912,691
5.75%, 10/25/2032	EUR	3,485,000	6,650,538

			57,504,331

GERMANY — 4.5%
Federal Republic of Germany
1.00%, 3/16/2012	EUR	6,000,000	8,218,317
2.25%, 4/10/2015	EUR	2,670,000	3,783,198
3.00%, 7/4/2020	EUR	1,250,000	1,814,744
4.00%, 1/4/2037	EUR	3,875,000	6,338,450
4.25%, 7/4/2017	EUR	10,590,000	16,617,278
4.50%, 1/4/2013	EUR	8,635,000	12,746,561
5.63%, 1/4/2028	EUR	3,865,000	7,271,177

			56,789,725

ITALY — 11.0%
Republic of Italy
3.00%, 6/15/2015	EUR	5,000,000	6,898,885
4.00%, 9/1/2020	EUR	2,000,000	2,771,904
4.00%, 2/1/2037	EUR	10,315,000	12,771,008
4.25%, 9/1/2019	EUR	15,350,000	21,849,388
4.75%, 2/1/2013	EUR	23,645,000	34,150,808
5.00%, 2/1/2012	EUR	6,480,000	9,211,065
5.25%, 8/1/2017	EUR	18,025,000	27,596,354
6.50%, 11/1/2027	EUR	13,635,000	22,861,972

			138,111,384

JAPAN — 22.0%
Government of Japan 2 Year Bond 0.30%, 12/15/2011	JPY	1,000,000,000	11,994,266
Government of Japan 10 Year Bond
1.30%, 6/20/2012	JPY	4,584,600,000	55,966,584
1.50%, 9/20/2014	JPY	5,387,200,000	67,754,970
1.70%, 12/20/2016	JPY	1,540,600,000	19,955,971
Government of Japan 20 Year Bond
1.90%, 3/20/2029	JPY	804,300,000	10,029,854
2.30%, 6/20/2027	JPY	2,216,200,000	29,515,120
2.60%, 3/20/2019	JPY	2,094,800,000	29,074,590
2.90%, 9/20/2019	JPY	2,516,200,000	35,645,675
Government of Japan 30 Year Bond 2.40%, 3/20/2037	JPY	1,244,950,000	16,710,034

			276,647,064

MEXICO — 3.3%
United Mexican States
7.25%, 12/15/2016	MXN	129,850,000	11,115,464
9.00%, 12/20/2012	MXN	182,590,000	15,713,767
10.00%, 12/5/2024	MXN	95,720,000	10,163,070
10.00%, 11/20/2036	MXN	45,000,000	4,842,513

			41,834,814

NETHERLANDS — 4.7%
Kingdom of the Netherlands
1.75%, 1/15/2013	EUR	9,750,000	13,543,778
3.50%, 7/15/2020	EUR	6,170,000	9,140,532
3.75%, 7/15/2014	EUR	6,625,000	9,844,437
4.00%, 7/15/2018	EUR	1,185,000	1,817,184
4.00%, 1/15/2037	EUR	3,470,000	5,625,196
4.50%, 7/15/2017	EUR	9,580,000	15,047,741
5.50%, 1/15/2028	EUR	2,430,000	4,489,389

			59,508,257

POLAND — 3.3%
Republic of Poland
Zero Coupon, 1/25/2012	PLN	17,380,000	5,638,951
Zero Coupon, 7/25/2012	PLN	39,000,000	12,318,830
4.75%, 4/25/2012	PLN	7,315,000	2,522,161
5.25%, 10/25/2017	PLN	16,100,000	5,517,803

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount		Value

5.50%, 10/25/2019	PLN	7,000,000	$2,416,772
5.75%, 9/23/2022	PLN	13,790,000	4,821,302
5.75%, 4/25/2029	PLN	3,250,000	1,123,981
6.25%, 10/24/2015	PLN	20,290,000	7,296,665

			41,656,465

SOUTH AFRICA — 3.0%
Republic of South Africa
6.25%, 3/31/2036	ZAR	19,000,000	2,216,535
7.25%, 1/15/2020	ZAR	88,785,000	12,177,000
10.50%, 12/21/2026	ZAR	50,850,000	8,939,634
13.50%, 9/15/2015	ZAR	79,725,000	14,327,935

			37,661,104

SPAIN — 4.6%
Kingdom of Spain
3.15%, 1/31/2016	EUR	8,510,000	11,494,245
4.20%, 1/31/2037	EUR	5,985,000	7,280,853
4.60%, 7/30/2019	EUR	10,120,000	14,420,274
5.00%, 7/30/2012	EUR	2,500,000	3,574,096
5.35%, 10/31/2011	EUR	2,700,000	3,820,398
6.00%, 1/31/2029	EUR	2,500,000	3,907,955
6.15%, 1/31/2013	EUR	8,810,000	13,001,038

			57,498,859

SWEDEN — 3.2%
Kingdom of Sweden
3.75%, 8/12/2017	SEK	65,885,000	10,670,932
4.25%, 3/12/2019	SEK	138,165,000	23,309,589
5.00%, 12/1/2020	SEK	12,500,000	2,256,688
5.50%, 10/8/2012	SEK	24,775,000	3,976,928

			40,214,137

TAIWAN — 3.1%
Government of Taiwan
1.38%, 9/9/2019	TWD	400,000,000	13,060,384
2.00%, 7/20/2014	TWD	365,000,000	12,279,043
2.00%, 7/20/2015	TWD	30,000,000	1,012,086
2.13%, 8/13/2029	TWD	170,000,000	5,919,476
2.38%, 9/21/2017	TWD	50,000,000	1,746,296
3.63%, 3/8/2012	TWD	135,000,000	4,516,903

			38,534,188

UNITED KINGDOM — 10.5%
United Kingdom Treasury Bond
2.25%, 3/7/2014	GBP	3,500,000	5,706,077
3.75%, 9/7/2020	GBP	10,500,000	17,517,318
4.50%, 3/7/2019	GBP	1,850,000	3,290,567
4.75%, 9/7/2015	GBP	17,490,000	31,466,665
4.75%, 12/7/2030	GBP	4,000,000	7,173,360
4.75%, 12/7/2038	GBP	19,564,000	35,377,780
5.00%, 3/7/2012	GBP	10,585,000	17,712,667
5.00%, 3/7/2025	GBP	7,225,000	13,356,615

			131,601,049

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,099,498,732)			1,228,773,897

	Shares
SHORT TERM INVESTMENT — 0.4%
MONEY MARKET FUND — 0.4%
State Street Institutional Liquid Reserves Fund (b)(c) (Cost $5,028,916)		5,028,916	5,028,916

TOTAL INVESTMENTS — 98.3% (d)
(Cost $1,104,527,648)			1,233,802,813
OTHER ASSETS AND LIABILITIES — 1.7%			20,789,835

NET ASSETS — 100.0%			$1,254,592,648

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represents 1.5% of net assets as of September 30, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

At September 30, 2010, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		September 30, 2010	for U.S. $	(Depreciation)	Counterparty

12/3/2010	103,000,000	TWD	$3,300,617	$3,224,796	$75,821	BNP Paribas
12/3/2010	35,000,000	TWD	1,121,569	1,104,798	16,771	BNP Paribas

					92,592

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen
MXN — Mexican Peso

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

PLN — Polish Zloty
SEK — Swedish Krona
TWD — Taiwan Dollar
ZAR — South African Rand

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 96.1%
AUSTRALIA — 4.3%
Australia & New Zealand Banking Group, Ltd. 3.75%, 3/10/2017	EUR	50,000	$71,183
BHP Billion Finance, Ltd. 4.75%, 4/4/2012	EUR	50,000	71,142
National Australia Bank, Ltd. 3.50%, 1/23/2015	EUR	50,000	70,719
Telstra Corp., Ltd. 4.75%, 3/21/2017	EUR	50,000	75,132

			288,176

CANADA — 1.2%
The Toronto-Dominion Bank 5.38%, 5/14/2015	EUR	50,000	77,648

DENMARK — 1.1%
Danske Bank A/S 4.75%, 6/4/2014	EUR	50,000	73,576

FRANCE — 10.9%
BNP Paribas 3.25%, 3/27/2012	EUR	50,000	70,009
Bouygues SA 6.13%, 7/3/2015	EUR	50,000	78,953
Carrefour SA 5.13%, 10/10/2014	EUR	50,000	75,838
France Telecom SA:
3.88%, 4/9/2020	EUR	50,000	71,848
5.00%, 1/22/2014	EUR	50,000	74,279
GDF Suez 4.38%, 1/16/2012	EUR	50,000	70,683
Sanofi-Aventis SA 3.50%, 5/17/2013	EUR	50,000	70,978
Societe Generale 5.25%, 3/28/2013	EUR	50,000	73,133
Total Capital SA 4.75%, 12/10/2013	EUR	50,000	74,128
Veolia Environnement 5.25%, 4/24/2014	EUR	50,000	75,041

			734,890

GERMANY — 5.3%
BASF SE 3.75%, 10/8/2012	EUR	50,000	70,951
Bayer AG 6.00%, 4/10/2012	EUR	50,000	72,621
Commerzbank AG 5.00%, 2/6/2014	EUR	50,000	73,347
Daimler AG 3.00%, 7/19/2013	EUR	50,000	69,906
Deutsche Bank AG 4.88%, 9/24/2012	EUR	50,000	72,222

			359,047

HONG KONG — 1.1%
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	50,000	72,556

IRELAND — 3.2%
GE Capital European Funding:
4.25%, 3/1/2017	EUR	50,000	71,847
4.75%, 7/30/2014	EUR	100,000	146,224

			218,071

ITALY — 7.4%
Assicurazioni Generali SpA 5.13%, 9/16/2024	EUR	50,000	73,645
Banca Monte dei Paschi di Siena SpA 5.00%, 10/25/2012	EUR	50,000	71,103
Banco Popolare SC 3.75%, 8/7/2012	EUR	50,000	69,018
ENI SpA 4.63%, 4/30/2013	EUR	50,000	72,753
Intesa Sanpaolo SpA 3.38%, 1/19/2015	EUR	50,000	68,864
Telecom Italia SpA 5.25%, 2/10/2022	EUR	50,000	71,658
UniCredit SpA, Series E 4.88%, 2/12/2013	EUR	50,000	71,501

			498,542

LUXEMBOURG — 1.1%
Enel Finance International SA 5.00%, 9/14/2022	EUR	50,000	75,211

NETHERLANDS — 20.0%
Allianz Finance II BV 4.75%, 7/22/2019	EUR	50,000	76,514
BMW Finance NV 3.88%, 1/18/2017	EUR	50,000	71,172
Deutsche Telekom International Finance BV 6.00%, 1/20/2017	EUR	50,000	79,155
Diageo Capital BV 5.50%, 7/1/2013	EUR	50,000	74,382
E.ON International Finance BV:
5.13%, 10/2/2012	EUR	50,000	72,674
5.88%, 10/30/2037	GBP	50,000	90,343
EDP Finance BV 5.50%, 2/18/2014	EUR	50,000	72,381
ING Groep NV 4.75%, 5/31/2017	EUR	50,000	72,460
Rabobank Nederland NV:
4.00%, 9/10/2015	GBP	150,000	250,821
4.13%, 7/14/2025	EUR	20,000	28,267
Repsol International Finance BV 6.50%, 3/27/2014	EUR	50,000	75,707
RWE Finance BV 6.50%, 8/10/2021	EUR	50,000	86,652
Shell International Finance BV 4.50%, 2/9/2016	EUR	50,000	75,519
Siemens Financieringsmaatschappij NV 5.13%, 2/20/2017	EUR	50,000	78,568
ThyssenKrupp Finance Nederland BV 6.75%, 2/25/2013	EUR	50,000	74,182
Volkswagen International Finance NV 5.63%, 2/9/2012	EUR	50,000	71,768

			1,350,565

NORWAY — 2.3%
DnB NOR Bank ASA 4.50%, 5/29/2014	EUR	50,000	73,244

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount		Value

Statoil ASA 5.63%, 3/11/2021	EUR	50,000	$83,083

			156,327

SPAIN — 5.2%
Abertis Infraestructuras SA 4.63%, 10/14/2016	EUR	50,000	67,382
Gas Natural Capital Markets SA 5.25%, 7/9/2014	EUR	50,000	72,550
Iberdrola Finanzas SAU 6.38%, 11/25/2011	EUR	50,000	71,517
Santander International Debt SA 5.63%, 2/14/2012	EUR	50,000	70,946
Telefonica Emisiones SAU 3.41%, 3/24/2015	EUR	50,000	68,753

			351,148

SWEDEN — 3.1%
Nordea Bank AB 3.00%, 8/6/2012	EUR	50,000	69,769
Skandinaviska Enskilda Banken AB 4.38%, 5/29/2012	EUR	50,000	70,943
Svenska Handelsbanken AB 3.00%, 8/20/2012	EUR	50,000	69,656

			210,368

UNITED KINGDOM — 13.5%
Barclays Bank PLC 4.88%, 8/13/2019	EUR	50,000	74,878
BAT International Finance PLC 5.38%, 6/29/2017	EUR	50,000	78,033
British Telecommunications PLC 5.25%, 1/22/2013	EUR	50,000	72,062
Credit Suisse/London 3.88%, 1/25/2017	EUR	50,000	70,762
GlaxoSmithKline Capital PLC 5.25%, 12/19/2033	GBP	50,000	84,290
HSBC Holdings PLC 4.50%, 4/30/2014	EUR	50,000	72,730
Morgan Stanley 4.50%, 10/29/2014	EUR	50,000	70,253
Royal Bank of Scotland Group PLC:
5.25%, 5/15/2013	EUR	50,000	71,933
5.38%, 9/30/2019	EUR	50,000	70,621
Tesco PLC 5.63%, 9/12/2012	EUR	50,000	73,047
UBS AG/London 4.88%, 1/21/2013	EUR	70,000	100,689
Vodafone Group PLC 4.65%, 1/20/2022	EUR	50,000	74,073

			913,371

UNITED STATES — 16.4%
AT&T, Inc. 6.13%, 4/2/2015	EUR	50,000	78,947
Bank of America Corp.:
4.75%, 4/3/2017	EUR	50,000	70,351
5.13%, 9/26/2014	EUR	50,000	72,056
Citigroup, Inc.:
6.40%, 3/27/2013	EUR	50,000	73,788
7.38%, 9/4/2019	EUR	50,000	80,310
HSBC Finance Corp. 4.88%, 5/30/2017	EUR	50,000	74,082
JPMorgan Chase & Co. 5.25%, 5/8/2013	EUR	50,000	73,033
Pfizer, Inc. 3.63%, 6/3/2013	EUR	50,000	71,321
Roche Holdings, Inc.:
5.63%, 3/4/2016	EUR	50,000	79,002
6.50%, 3/4/2021	EUR	50,000	87,815
The Goldman Sachs Group, Inc. 4.00%, 2/2/2015	EUR	80,000	110,480
The Procter & Gamble Co. 4.50%, 5/12/2014	EUR	50,000	74,163
Wachovia Bank NA 6.00%, 5/23/2013	EUR	50,000	74,490
Wal-Mart Stores, Inc. 5.25%, 9/28/2035	GBP	50,000	85,000

			1,104,838

TOTAL CORPORATE BONDS & NOTES —
(Cost $5,789,775)			6,484,334

	Shares
SHORT TERM INVESTMENT — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid Reserves Fund (b)(c) (Cost $779)		779	779

TOTAL INVESTMENTS — 96.1% (d)
(Cost $5,790,554)			6,485,113
OTHER ASSETS AND LIABILITIES — 3.9%			264,948

NET ASSETS — 100.0%			$6,750,061

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedule of Investments)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedule of Investments)

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

At September 30, 2010, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
					Appreciation/	Counterparty
Settlement Date	Contracts to Deliver		In Exchange for		(Depreciation)

10/7/2010	15,300,000	JPY	134,547	EUR	530	JP Morgan
10/7/2010	143,319	EUR	15,300,000	JPY	(12,504)	UBS AG London
11/8/2010	134,605	EUR	15,300,000	JPY	(514)	JP Morgan

					(12,488)

EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 96.9%
AEROSPACE & DEFENSE — 0.9%
BE Aerospace, Inc. 8.50%, 7/1/2018	$20,419,000	$22,256,710
Bombardier, Inc. 7.75%, 3/15/2020 (a)	30,080,000	32,486,400

		54,743,110

AIRLINES — 1.6%
Air Canada 9.25%, 8/1/2015 (a)	21,035,000	21,245,350
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)	26,990,000	27,361,113
Delta Air Lines, Inc. 9.50%, 9/15/2014 (a)	22,834,000	24,774,890
United Air Lines, Inc. 9.75%, 1/15/2017	19,962,443	22,008,593

		95,389,946

AUTO COMPONENTS — 0.7%
The Goodyear Tire & Rubber Co. 10.50%, 5/15/2016	36,024,000	40,797,180

AUTOMOBILES — 0.6%
Navistar International Corp. 8.25%, 11/1/2021	35,850,000	38,269,875

BIOTECHNOLOGY — 0.4%
Talecris Biotherapeutics Holdings Corp. 7.75%, 11/15/2016	19,850,000	21,835,000

BUILDING PRODUCTS — 0.9%
Nortek, Inc. 11.00%, 12/1/2013	57	61
Ply Gem Industries, Inc. 11.75%, 6/15/2013	25,744,000	27,546,080
Texas Industries, Inc. 9.25%, 8/15/2020 (a)	22,050,000	22,876,875

		50,423,016

CAPITAL MARKETS — 0.6%
Offshore Group Investments Ltd. 11.50%, 8/1/2015 (a)	33,345,000	35,012,250

CHEMICALS — 4.3%
Ashland, Inc. 9.13%, 6/1/2017 (a)	23,630,000	27,056,350
Celanese US Holdings LLC 6.63%, 10/15/2018 (a)	20,420,000	20,879,450
CF Industries, Inc. 7.13%, 5/1/2020	26,825,000	29,339,844
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	35,690,000	34,976,200
Huntsman International LLC 5.50%, 6/30/2016	22,190,000	21,246,925
Lyondell Chemical Co. 11.00%, 5/1/2018	110,626,000	122,380,012

		255,878,781

COMMERCIAL BANKS — 0.4%
Royal Bank of Scotland Group PLC 7.64%, 3/29/2049 (b)	32,450,000	24,094,125

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Ceridian Corp. 11.25%, 11/15/2015	29,075,000	26,821,687
Interactive Data Corp. 10.25%, 8/1/2018 (a)	15,030,000	15,931,800
The Hertz Corp. 7.50%, 10/15/2018 (a)	23,240,000	23,240,000
The ServiceMaster Co. PIK 10.75%, 7/15/2015 (a)	37,975,000	40,443,375

		106,436,862

COMPUTERS & PERIPHERALS — 0.7%
Fidelity National Information Services, Inc., Series 1 7.63%, 7/15/2017 (a)	20,425,000	21,803,688
Seagate HDD Cayman 6.88%, 5/1/2020 (a)	22,475,000	21,969,312

		43,773,000

CONTAINERS & PACKAGING — 0.4%
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	22,065,000	23,747,456

DISTRIBUTORS — 0.5%
McJunkin Red Man Corp. 9.50%, 12/15/2016 (a)	36,715,000	32,309,200

DIVERSIFIED CONSUMER SERVICES — 0.7%
Reynolds Group Issuer, Inc. 7.75%, 10/15/2016 (a)	38,425,000	39,097,438

DIVERSIFIED FINANCIAL SERVICES — 11.9%
Ally Financial, Inc.:
7.50%, 9/15/2020 (a)	24,950,000	26,571,750
8.30%, 2/12/2015 (a)	9,600,000	10,464,000
CEVA Group PLC 11.50%, 4/1/2018 (a)	21,075,000	22,023,375
CIT Group, Inc. 7.00%, 5/1/2017	248,225,000	242,950,219
Citigroup Capital XXI 8.30%, 12/21/2057 (b)	77,810,000	81,700,500
Ford Motor Credit Co. LLC 7.50%, 8/1/2012	60,150,000	63,852,774
GMAC, Inc. 6.88%, 9/15/2011	45,022,000	46,428,937
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 8.00%, 1/15/2018	40,030,000	40,230,150
Mizuho Capital Investment USD 2, Ltd. 14.95%, 12/31/2049 (a)(b)	23,925,000	30,731,423
Nuveen Investments, Inc. 10.50%, 11/15/2015	27,380,000	27,208,875
Pinafore LLC/Pinafore, Inc. 9.00%, 10/1/2018 (a)	38,150,000	40,057,500
SMFG Preferred Capital USD 3 Ltd. 9.50%, 7/29/2049 (a)(b)	44,550,000	50,519,700
Trans Union LLC/TransUnion Financing Corp. 11.38%, 6/15/2018 (a)	22,523,000	25,619,913

		708,359,116

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.8%
Cricket Communications, Inc. 7.75%, 5/15/2016	$37,080,000	$39,351,150
Frontier Communications Corp.:
8.25%, 4/15/2017	29,000,000	31,718,750
8.50%, 4/15/2020	9,000,000	9,933,750
Global Crossing Ltd. 12.00%, 9/15/2015	23,940,000	27,052,200
Inmarsat Finance PLC 7.38%, 12/1/2017 (a)	21,600,000	22,572,000
Intelsat Luxembourg SA 11.25%, 2/4/2017 (c)	96,425,000	103,295,281
Level 3 Financing, Inc. 10.00%, 2/1/2018	21,675,000	19,507,500
PAETEC Holding Corp. 8.88%, 6/30/2017	22,250,000	23,251,250
Virgin Media Finance PLC 9.50%, 8/15/2016	47,110,000	53,234,300
Wind Acquisition Finance SA 11.75%, 7/15/2017 (a)	69,300,000	77,659,313

		407,575,494

ELECTRIC UTILITIES — 4.4%
Calpine Corp. 7.25%, 10/15/2017 (a)	41,030,000	41,748,025
Dubai Electricity & Water Authority 8.50%, 4/22/2015 (a)	33,975,000	36,574,155
Energy Future Holdings Corp. 10.00%, 1/15/2020 (a)	500,000	496,380
GenOn Escrow Corp. 9.50%, 10/15/2018 (a)	22,455,000	21,612,938
NRG Energy, Inc.:
8.25%, 9/1/2020 (a)	18,985,000	19,578,281
8.50%, 6/15/2019	20,300,000	21,391,125
Texas Competitive Electric Holdings Co. LLC 10.25%, 11/1/2015	97,985,000	64,180,175
The AES Corp. 8.00%, 10/15/2017	51,584,000	55,710,720

		261,291,799

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
NXP BV / NXP Funding LLC, Series 1 9.75%, 8/1/2018 (a)	36,425,000	38,792,625

FOOD PRODUCTS — 1.6%
JBS USA LLC/JBS USA Finance, Inc. 11.63%, 5/1/2014	23,110,000	26,692,050
Smithfield Foods, Inc. 10.00%, 7/15/2014 (a)	31,130,000	35,799,500
Tyson Foods, Inc. 10.50%, 3/1/2014	28,705,000	34,553,644

		97,045,194

HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Bausch & Lomb, Inc. 9.88%, 11/1/2015	21,977,000	23,378,034
Boston Scientific Corp. 6.00%, 1/15/2020	29,065,000	30,998,956

		54,376,990

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Apria Healthcare Group, Inc. 11.25%, 11/1/2014	24,000,000	26,400,000
HCA, Inc.:
8.50%, 4/15/2019	23,370,000	26,057,550
9.25%, 11/15/2016	28,353,000	30,692,122
Multiplan, Inc. 9.88%, 9/1/2018 (a)	22,175,000	23,172,875
Tenet Healthcare Corp. 8.88%, 7/1/2019	31,836,000	35,138,985
US Oncology, Inc. 9.13%, 8/15/2017	26,815,000	28,423,900
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Series 1 8.00%, 2/1/2018 (a)	32,180,000	32,662,700

		202,548,132

HOTELS, RESTAURANTS & LEISURE — 4.0%
Ameristar Casinos, Inc. 9.25%, 6/1/2014	23,720,000	25,321,100
CKE Restaurants, Inc. 11.38%, 7/15/2018 (a)	19,925,000	20,423,125
Harrah’s Operating Co., Inc. 10.00%, 12/15/2018	113,797,000	90,895,354
MCE Finance, Ltd. 10.25%, 5/15/2018 (a)	19,375,000	21,554,687
MGM Resorts International 11.13%, 11/15/2017	30,420,000	34,640,775
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020 (a)	45,320,000	47,812,600

		240,647,641

HOUSEHOLD DURABLES — 0.9%
K Hovnanian Enterprises, Inc. 10.63%, 10/15/2016	26,475,000	26,508,094
Spectrum Brands Holdings, Inc. 9.50%, 6/15/2018 (a)	25,175,000	27,000,187

		53,508,281

INDUSTRIAL CONGLOMERATES — 0.7%
RBS Global, Inc. / Rexnord LLC 8.50%, 5/1/2018	39,745,000	40,390,856

INSURANCE — 3.3%
American International Group, Inc. 8.18%, 5/15/2058 (b)	136,318,000	136,318,000
Liberty Mutual Group, Inc. 10.75%, 6/15/2058 (a)(b)	39,475,000	46,580,500
MBIA Insurance Corp. 14.00%, 1/15/2033 (a)(b)	30,825,000	13,871,250

		196,769,750

INTERNET SOFTWARE & SERVICES — 0.4%
Equinix, Inc. 8.13%, 3/1/2018	24,005,000	25,625,338

IT SERVICES — 2.1%
First Data Corp. 11.25%, 3/31/2016	49,920,000	35,942,400

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

First Data Corp. PIK 10.55%, 9/24/2015	$78,502,985	$63,489,289
GXS Worldwide, Inc. 9.75%, 6/15/2015	24,065,000	23,974,756

		123,406,445

MACHINERY — 1.6%
Case New Holland, Inc.:
7.75%, 9/1/2013 (a)	22,300,000	24,223,375
7.88%, 12/1/2017 (a)	25,875,000	28,106,719
SPX Corp. 6.88%, 9/1/2017 (a)	14,650,000	15,529,000
Terex Corp. 8.00%, 11/15/2017	28,744,000	28,779,930

		96,639,024

MEDIA — 8.3%
AMC Entertainment, Inc. 8.75%, 6/1/2019	21,216,000	22,356,360
Cablevision Systems Corp. 8.63%, 9/15/2017	31,350,000	34,485,000
CCH II LLC / CCH II Capital Corp. 13.50%, 11/30/2016	60,275,000	71,576,562
Cequel Communications Holdings I LLC and Cequel Capital Corp. 8.63%, 11/15/2017 (a)	40,450,000	42,674,750
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/2017	68,850,000	73,497,375
DISH DBS Corp. 7.88%, 9/1/2019	47,185,000	50,782,856
Sirius XM Radio, Inc. 8.75%, 4/1/2015 (a)	27,750,000	29,484,375
The Interpublic Group of Cos., Inc. 10.00%, 7/15/2017	21,645,000	25,270,538
The McClatchy Co. 11.50%, 2/15/2017	29,980,000	31,891,225
Umbrella Acquisition, Inc. PIK 9.75%, 3/15/2015 (a)	657	629
Unitymedia Hessen Gmbh & Co. 8.13%, 12/1/2017 (a)	28,155,000	29,281,200
Videotron Ltee 9.13%, 4/15/2018	23,520,000	26,460,000
Visant Corp. 10.00%, 10/1/2017 (a)	16,885,000	17,644,825
WMG Acquisition Corp. 9.50%, 6/15/2016	38,540,000	41,237,800

		496,643,495

METALS & MINING — 0.8%
Steel Dynamics, Inc. 7.38%, 11/1/2012	25,062,000	26,785,013
United States Steel Corp. 7.38%, 4/1/2020	19,920,000	20,766,600

		47,551,613

MULTILINE RETAIL — 1.1%
Macy’s Retail Holdings, Inc. 8.38%, 7/15/2015 (c)	21,895,000	25,069,775
Sears Holding Corp. 6.63%, 10/15/2018 (a)	9,065,000	9,065,000
SUPERVALU, Inc. 8.00%, 5/1/2016	33,363,000	33,613,223

		67,747,998

OIL, GAS & CONSUMABLE FUELS — 11.6%
Arch Coal, Inc. 8.75%, 8/1/2016	20,360,000	22,446,900
ATP Oil & Gas Corp. 11.88%, 5/1/2015 (a)	51,565,000	44,474,812
Chesapeake Energy Corp. 9.50%, 2/15/2015	49,963,000	57,832,172
Consol Energy, Inc. 8.00%, 4/1/2017 (a)	51,975,000	56,262,937
Crosstex Energy LP / Crosstex Energy Finance Corp. 8.88%, 2/15/2018	24,365,000	25,522,337
Denbury Resources, Inc. 8.25%, 2/15/2020	33,615,000	36,682,369
El Paso Corp.:
7.00%, 6/15/2017	16,092,000	17,087,548
7.25%, 6/1/2018	4,500,000	4,850,181
Enbridge Energy Partners LP 8.05%, 10/1/2037	100,000	101,933
Energy Transfer Equity LP 7.50%, 10/15/2020	51,795,000	54,514,237
Energy XXI Gulf Coast, Inc.:
10.00%, 6/15/2013	839	873
16.00%, 6/15/2014	130	148
EXCO Resources, Inc. 7.50%, 9/15/2018	26,675,000	26,508,281
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	48,140,000	45,853,350
Forest Oil Corp.:
7.25%, 6/15/2019	18,823,000	19,246,518
8.50%, 2/15/2014	2,500,000	2,731,250
Linn Energy LLC/ Linn Energy Finance Corp. 8.63%, 4/15/2020 (a)	46,405,000	49,189,300
Newfield Exploration Co. 6.88%, 2/1/2020	23,975,000	25,473,438
NGPL PipeCo LLC 7.12%, 12/15/2017 (a)	22,850,000	24,792,250
Peabody Energy Corp. 6.50%, 9/15/2020	24,450,000	26,314,312
PetroHawk Energy Corp.:
7.25%, 8/15/2018 (a)	14,185,000	14,468,700
7.88%, 6/1/2015	14,825,000	15,529,188
Pride International, Inc. 6.88%, 8/15/2020	31,035,000	33,789,356
QEP Resources, Inc. 6.88%, 3/1/2021	11,710,000	12,676,075
Quicksilver Resources, Inc. 11.75%, 1/1/2016	20,860,000	24,458,350
SandRidge Energy, Inc. 8.00%, 6/1/2018 (a)	26,520,000	25,857,000
Southern Union Co. 7.20%, 11/1/2066 (b)	25,000	22,563
Southwestern Energy Co. 7.50%, 2/1/2018	20,721,000	23,414,730

		690,101,108

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

PAPER & FOREST PRODUCTS — 1.4%
ABI Escrow Corp. 10.25%, 10/15/2018 (a)	$2,000,000	$2,035,000
Georgia-Pacific LLC 8.25%, 5/1/2016 (a)	25,625,000	28,475,781
NewPage Corp. 11.38%, 12/31/2014	59,415,000	53,770,575

		84,281,356

PHARMACEUTICALS — 2.0%
Elan Finance PLC/ Elan Finance Corp. 8.75%, 10/15/2016 (a)	20,810,000	21,018,100
Mylan, Inc. 7.88%, 7/15/2020 (a)	35,025,000	37,520,531
NBTY, Inc. 9.00%, 10/1/2018 (a)	18,390,000	19,309,500
Valeant Pharmaceuticals International 7.00%, 10/1/2020 (a)	6,590,000	6,738,275
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Series 1 7.75%, 9/15/2018 (a)	34,790,000	35,746,725

		120,333,131

REAL ESTATE INVESTMENT TRUSTS — 2.5%
Evergrande Real Estate Group Ltd. 13.00%, 1/27/2015 (a)	46,925,000	48,450,062
Felcor Lodging LP 10.00%, 10/1/2014	23,310,000	25,320,488
Residential Capital LLC 9.63%, 5/15/2015	73,415,000	73,965,612

		147,736,162

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)	23,425,000	24,127,750
Atlantic Finance Ltd. Series 1 9.75%, 5/27/2014 (a)	44,125,000	48,144,346
Realogy Corp. 10.50%, 4/15/2014	58,122,000	49,403,700

		121,675,796

SEMICONDUCTORS — 1.2%
Freescale Semiconductor, Inc.:
8.88%, 12/15/2014	12,953,000	12,936,809
Series 1 9.25%, 4/15/2018 (a)	33,335,000	34,668,400
STATS ChipPAC Ltd. 7.50%, 8/12/2015 (a)	20,000,000	21,550,000

		69,155,209

SPECIALTY RETAIL — 2.3%
Blockbuster, Inc. 11.75%, 10/1/2014 (a)(d)	738,000	413,280
Inergy LP/Inergy Finance Corp. 7.00%, 10/1/2018 (a)	16,500,000	16,912,500
Phillips-Van Heusen Corp. 7.38%, 5/15/2020	21,040,000	22,170,900
QVC, Inc. 7.50%, 10/1/2019 (a)	34,940,000	36,512,300
Rite Aid Corp. 8.00%, 8/15/2020 (a)	21,950,000	22,279,250
Toys R Us Property Co. I LLC 10.75%, 7/15/2017	34,837,000	39,365,810

		137,654,040

TOBACCO — 0.4%
Alliance One International, Inc. 10.00%, 7/15/2016	22,937,000	24,829,303

TRANSPORTATION INFRASTRUCTURE — 0.3%
CHC Helicopter SA 9.25%, 10/15/2020 (a)	19,500,000	19,695,000

WIRELESS TELECOMMUNICATION SERVICES — 5.7%
Avaya, Inc. 9.75%, 11/1/2015	17,025,000	16,046,063
Avaya, Inc. PIK 10.13%, 11/1/2015	10,771,875	10,206,352
Cincinnati Bell, Inc. 8.75%, 3/15/2018	20,975,000	20,450,625
Clearwire Communications LLC/Clearwire Finance, Inc.:
12.00%, 12/1/2015 (a)	12,750,000	13,770,000
12.00%, 12/1/2015 (a)	41,905,000	45,152,637
Crown Castle International Corp. 9.00%, 1/15/2015	29,800,000	32,854,500
MetroPCS Wireless, Inc. 7.88%, 9/1/2018	35,395,000	36,456,850
NII Capital Corp. 10.00%, 8/15/2016 (a)	28,275,000	32,162,812
Qwest Communications International, Inc. 7.13%, 4/1/2018 (a)	27,430,000	28,801,500
Sprint Nextel Corp. 8.38%, 8/15/2017	44,475,000	48,255,375
Telesat Canada / Telesat LLC 11.00%, 11/1/2015	21,400,000	24,182,000
Windstream Corp. 7.88%, 11/1/2017	29,725,000	30,988,313

		339,327,027

TOTAL CORPORATE BONDS & NOTES —
(Cost $5,439,401,335)		5,775,515,162

	Shares
SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund (e)(f) (Cost $39,184,485)	39,184,485	39,184,485

TOTAL INVESTMENTS — 97.6% (g)
(Cost $5,478,585,820)		5,814,699,647
OTHER ASSETS AND LIABILITIES — 2.4%		142,258,374

NET ASSETS — 100.0%		$5,956,958,021

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 35.9% of net assets as of September 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security. Rate shown is rate in effect at September 30, 2010. Maturity date disclosed is the ultimate maturity.
(c)	Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2010. Maturity date disclosed is the ultimate maturity.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedule of Investments)
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments).
PIK = Payment in Kind

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.4%
AEROSPACE & DEFENSE — 1.9%
General Dynamics Corp. 4.25%, 5/15/2013	$500,000	$541,400
Honeywell International, Inc.:
4.25%, 3/1/2013	500,000	539,443
5.63%, 8/1/2012	105,000	113,843
6.13%, 11/1/2011	310,000	327,671
Lockheed Martin Corp. 4.12%, 3/14/2013	200,000	214,226
Raytheon Co.:
5.38%, 4/1/2013	350,000	385,513
5.50%, 11/15/2012	105,000	114,948
The Boeing Co. 1.88%, 11/20/2012	890,000	908,736
United Technologies Corp. 6.10%, 5/15/2012	355,000	383,289

		3,529,069

AIR FREIGHT & LOGISTICS — 0.4%
United Parcel Service, Inc. 4.50%, 1/15/2013	680,000	734,674

AUTOMOBILES — 0.6%
Daimler Finance North America LLC 7.30%, 1/15/2012	480,000	516,499
PACCAR Financial Corp. 2.05%, 6/17/2013	300,000	303,241
PACCAR, Inc. 6.38%, 2/15/2012	205,000	219,603

		1,039,343

BEVERAGES — 2.3%
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 3/26/2013	660,000	675,387
3.00%, 10/15/2012	885,000	917,391
Bottling Group LLC 4.63%, 11/15/2012	155,000	166,164
Coca-Cola Enterprises, Inc. 3.75%, 3/1/2012	255,000	265,288
Diageo Capital PLC 5.13%, 1/30/2012	570,000	601,400
Dr. Pepper Snapple Group, Inc.:
1.70%, 12/21/2011	155,000	156,450
2.35%, 12/21/2012	350,000	358,581
PepsiCo Inc.:
4.65%, 2/15/2013	765,000	834,245
5.15%, 5/15/2012	255,000	273,150

		4,248,056

BUILDING MATERIALS — 0.3%
CRH America, Inc. 6.95%, 3/15/2012	565,000	603,837

CAPITAL MARKETS — 6.7%
Morgan Stanley:
5.25%, 11/2/2012	926,000	990,558
5.30%, 3/1/2013	515,000	553,114
6.60%, 4/1/2012	2,050,000	2,205,207
TD Ameritrade Holding Corp. 2.95%, 12/1/2012	250,000	257,546
The Bank of New York Mellon Corp. 4.95%, 11/1/2012	760,000	821,278
The Bear Stearns Cos. LLC:
5.35%, 2/1/2012	1,085,000	1,146,181
6.95%, 8/10/2012	770,000	852,198
The Goldman Sachs Group, Inc.:
3.63%, 8/1/2012	1,400,000	1,458,039
5.25%, 4/1/2013	550,000	594,210
5.45%, 11/1/2012	1,690,000	1,816,346
5.70%, 9/1/2012	385,000	415,983
6.60%, 1/15/2012	920,000	982,371
UBS AG 2.75%, 1/8/2013	255,000	259,557

		12,352,588

CHEMICALS — 1.5%
E.I. du Pont de Nemours & Co. 5.00%, 1/15/2013	710,000	773,412
Praxair, Inc.:
1.75%, 11/15/2012	310,000	315,343
2.13%, 6/14/2013	500,000	512,387
The Dow Chemical Co. 4.85%, 8/15/2012	1,125,000	1,189,412

		2,790,554

COMMERCIAL BANKS — 15.0%
American Express Bank FSB:
5.50%, 4/16/2013	1,000,000	1,090,454
5.55%, 10/17/2012	385,000	415,644
Bank of Montreal 2.13%, 6/28/2013	500,000	513,930
Bank of Nova Scotia 2.25%, 1/22/2013	775,000	796,319
Barclays Bank PLC:
2.50%, 1/23/2013	765,000	784,230
5.45%, 9/12/2012	800,000	866,405
BB&T Corp. 3.38%, 9/25/2013	500,000	526,644
BNP Paribas / BNP Paribas US 2.13%, 12/21/2012	275,000	279,479
Canadian Imperial Bank of Commerce/Canada 1.45%, 9/13/2013	350,000	353,948
Charter One Bank NA 6.38%, 5/15/2012	250,000	262,124
Credit Suisse of New York, NY 5.00%, 5/15/2013	2,000,000	2,171,724
Deutsche Bank AG:
2.38%, 1/11/2013	815,000	830,156
4.88%, 5/20/2013	1,500,000	1,626,668
5.38%, 10/12/2012	600,000	648,487
Fifth Third Bancorp 6.25%, 5/1/2013	350,000	383,637
Golden West Financial Corp. 4.75%, 10/1/2012	1,000,000	1,057,132
HSBC Holdings PLC 5.25%, 12/12/2012	270,000	287,693
ICICI Bank, Ltd. 6.63%, 10/3/2012 (a)	310,000	331,700
JPMorgan Chase & Co.:
4.75%, 5/1/2013	1,000,000	1,082,290
5.38%, 10/1/2012	1,290,000	1,394,039
5.75%, 1/2/2013	800,000	871,465

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

KeyBank NA:
5.50%, 9/17/2012	$310,000	$331,208
5.70%, 8/15/2012	255,000	270,938
M&I Marshall & Ilsley Bank 5.25%, 9/4/2012	60,000	62,100
Mercantile Bankshares Corp. 4.63%, 4/15/2013	250,000	261,476
National City Bank 6.20%, 12/15/2011	310,000	330,088
Regions Financial Corp. 4.88%, 4/26/2013	125,000	126,604
Royal Bank of Canada:
2.10%, 7/29/2013	1,000,000	1,026,618
2.25%, 3/15/2013	205,000	211,039
SunTrust Banks, Inc. 5.25%, 11/5/2012	255,000	271,219
The Bank of New York Mellon Corp. 6.38%, 4/1/2012	645,000	696,711
The Royal Bank Of Scotland Plc 3.40%, 8/23/2013	500,000	509,806
US Bancorp 2.00%, 6/14/2013	500,000	508,720
Wachovia Corp.:
5.30%, 10/15/2011	650,000	681,396
5.50%, 5/1/2013	1,350,000	1,488,465
Wells Fargo & Co.:
4.38%, 1/31/2013	515,000	553,195
5.25%, 10/23/2012	1,545,000	1,672,729
Wells Fargo Capital XIII 7.70%, 12/29/2049 (b)	1,515,000	1,552,875
Westpac Banking Corp. 2.25%, 11/19/2012	710,000	722,217

		27,851,572

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Block Financial LLC 7.88%, 1/15/2013	155,000	168,386
Waste Management, Inc. 6.38%, 11/15/2012	450,000	494,373

		662,759

COMMUNICATIONS EQUIPMENT — 0.7%
Motorola, Inc.:
5.38%, 11/15/2012	1,000,000	1,065,000
8.00%, 11/1/2011	255,000	271,575

		1,336,575

COMPUTERS & PERIPHERALS — 2.4%
Dell, Inc. 4.70%, 4/15/2013	500,000	544,411
Hewlett-Packard Co.:
4.25%, 2/24/2012	525,000	550,656
4.50%, 3/1/2013	565,000	612,938
5.25%, 3/1/2012	250,000	265,720
6.50%, 7/1/2012	250,000	274,813
HP Enterprise Services LLC, Series B 6.00%, 8/1/2013	100,000	113,810
International Business Machines Corp.:
1.00%, 8/5/2013	1,000,000	1,001,663
2.10%, 5/6/2013	750,000	773,235
4.75%, 11/29/2012	330,000	357,662

		4,494,908

CONSTRUCTION MATERIALS — 0.0% (c)
Vulcan Materials Co. 5.60%, 11/30/2012	40,000	42,570

DIVERSIFIED FINANCIAL SERVICES — 21.5%
Allstate Life Global Funding Trusts 5.38%, 4/30/2013	750,000	828,504
American Express Credit Corp.:
5.88%, 5/2/2013	500,000	550,042
7.30%, 8/20/2013	1,000,000	1,151,216
Bank of America Corp.:
4.88%, 9/15/2012	515,000	542,969
4.90%, 5/1/2013	500,000	534,487
BlackRock, Inc. 2.25%, 12/10/2012	550,000	564,527
Boeing Capital Corp. 5.80%, 1/15/2013	255,000	282,683
BP Capital Markets PLC 3.13%, 3/10/2012	900,000	916,530
Capital One Bank USA NA 6.50%, 6/13/2013	350,000	388,346
Caterpillar Financial Services Corp.:
1.90%, 12/17/2012	500,000	509,506
2.00%, 4/5/2013	155,000	158,677
4.85%, 12/7/2012	360,000	386,787
Citigroup, Inc.:
5.25%, 2/27/2012	515,000	540,073
5.30%, 10/17/2012	1,705,000	1,814,390
5.50%, 8/27/2012	500,000	533,250
5.50%, 4/11/2013	1,550,000	1,665,554
5.63%, 8/27/2012	550,000	580,428
6.00%, 2/21/2012	515,000	542,863
6.50%, 8/19/2013	1,500,000	1,657,457
Countrywide Financial Corp. 5.80%, 6/7/2012	2,020,000	2,156,350
Credit Suisse 3.45%, 7/2/2012	550,000	570,150
Credit Suisse USA, Inc.:
6.13%, 11/15/2011	1,040,000	1,095,371
6.50%, 1/15/2012	515,000	547,543
Franklin Resources, Inc. 2.00%, 5/20/2013	360,000	368,011
General Electric Capital Corp.:
1.88%, 9/16/2013	1,000,000	1,003,283
2.80%, 1/8/2013	2,295,000	2,359,192
4.80%, 5/1/2013	500,000	539,131
5.00%, 11/15/2011	515,000	539,541
5.25%, 10/19/2012	1,085,000	1,169,625
5.45%, 1/15/2013	790,000	858,246
5.88%, 2/15/2012	1,325,000	1,411,329
6.00%, 6/15/2012	3,375,000	3,636,985
Goldman Sachs Capital II 5.79%, 6/1/2043 (b)	275,000	233,750
HSBC Finance Corp.:
5.90%, 6/19/2012	105,000	112,006
6.38%, 10/15/2011	775,000	816,878
7.00%, 5/15/2012	1,690,000	1,826,206
IBM International Group Capital LLC 5.05%, 10/22/2012	360,000	390,956
Merrill Lynch & Co, Inc.:
5.45%, 2/5/2013	1,220,000	1,307,457
6.05%, 8/15/2012	1,000,000	1,074,456

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

6.15%, 4/25/2013	$500,000	$547,171
National Rural Utilities Cooperative Finance Corp. 7.25%, 3/1/2012	1,050,000	1,139,298
NYSE Euronext 4.80%, 6/28/2013	500,000	544,280
SLM Corp. 5.13%, 8/27/2012	610,000	606,950
The Western Union Co. 5.40%, 11/17/2011	300,000	314,318
Toyota Motor Credit Corp. 1.38%, 8/12/2013	500,000	502,587

		39,819,359

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
British Telecommunications PLC 5.15%, 1/15/2013	330,000	350,534
Qwest Corp. 8.88%, 3/15/2012	985,000	1,081,037
Telefonica Emisiones SAU 5.86%, 2/4/2013	505,000	551,242
Telstra Corp., Ltd. 6.38%, 4/1/2012	155,000	166,099
Verizon Communications, Inc. 4.35%, 2/15/2013	250,000	269,029

		2,417,941

ELECTRIC UTILITIES — 4.6%
Allegheny Energy Supply Co. LLC 8.25%, 4/15/2012 (a)	705,000	764,942
Appalachian Power Co. Series O 5.65%, 8/15/2012	410,000	438,704
Carolina Power & Light Co. 6.50%, 7/15/2012	250,000	273,011
CenterPoint Energy Houston Electric LLC, Series J 5.70%, 3/15/2013	500,000	549,922
Commonwealth Edison Co. Series 9 6.15%, 3/15/2012	705,000	755,435
Consolidated Edison Co. of New York, Inc. Series 2 4.88%, 2/1/2013	255,000	275,632
Duke Energy Carolinas LLC:
5.63%, 11/30/2012	885,000	963,852
6.25%, 1/15/2012	250,000	266,668
KCP&L Greater Missouri Operations Co. 11.88%, 7/1/2012	110,000	126,500
Nisource Finance Corp. 6.15%, 3/1/2013	255,000	277,062
Oncor Electric Delivery Co. LLC 6.38%, 5/1/2012	275,000	294,870
PacifiCorp 6.90%, 11/15/2011	275,000	293,128
PPL Energy Supply LLC 6.40%, 11/1/2011	255,000	268,436
Progress Energy, Inc. 6.85%, 4/15/2012	330,000	357,665
PSEG Power LLC 2.50%, 4/15/2013	105,000	107,763
Public Service Electric & Gas Co. 5.13%, 9/1/2012	295,000	318,172
Public Service of Colorado 7.88%, 10/1/2012	507,000	572,840
SCANA Corp. 6.25%, 2/1/2012	205,000	217,161
Southern Power Co. 6.25%, 7/15/2012	730,000	791,937
Tampa Electric Co. 6.88%, 6/15/2012	105,000	113,763
Virginia Electric and Power Co. 5.10%, 11/30/2012	470,000	508,737

		8,536,200

FOOD & STAPLES RETAILING — 2.0%
Costco Wholesale Corp. 5.30%, 3/15/2012	305,000	325,384
CVS Caremark Corp. 6.30%, 6/1/2037 (b)	220,000	201,850
Safeway, Inc. 5.80%, 8/15/2012	255,000	275,767
Target Corp.:
4.00%, 6/15/2013	185,000	199,567
5.88%, 3/1/2012	370,000	397,063
The Kroger Co.:
6.20%, 6/15/2012	325,000	351,320
6.75%, 4/15/2012	330,000	357,164
Wal-Mart Stores, Inc.:
4.25%, 4/15/2013	400,000	434,186
4.55%, 5/1/2013	1,000,000	1,094,592

		3,636,893

FOOD PRODUCTS — 2.8%
Campbell Soup Co. 5.00%, 12/3/2012	250,000	272,406
General Mills, Inc.:
5.25%, 8/15/2013	400,000	445,711
6.00%, 2/15/2012	500,000	533,426
HJ Heinz Finance Co. 6.00%, 3/15/2012	440,000	470,528
Kellogg Co.:
4.25%, 3/6/2013	205,000	219,215
5.13%, 12/3/2012	480,000	520,184
Kraft Foods, Inc.:
2.63%, 5/8/2013	350,000	360,547
5.63%, 11/1/2011	660,000	692,597
6.00%, 2/11/2013	500,000	553,341
6.25%, 6/1/2012	580,000	629,408
Sara Lee Corp. 3.88%, 6/15/2013	500,000	528,076

		5,225,439

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Baxter International, Inc. 1.80%, 3/15/2013	205,000	209,518
Covidien International Finance SA:
1.88%, 6/15/2013	500,000	508,413
5.45%, 10/15/2012	155,000	168,629
Hospira, Inc. 5.55%, 3/30/2012	255,000	269,150

		1,155,710

HEALTH CARE PROVIDERS & SERVICES — 0.6%
UnitedHealth Group, Inc. 4.88%, 2/15/2013	360,000	386,977

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

WellPoint, Inc. 6.80%, 8/1/2012	$655,000	$712,190

		1,099,167

HOTELS, RESTAURANTS & LEISURE — 0.2%
McDonald’s Corp. 5.75%, 3/1/2012	264,000	281,292
Yum! Brands, Inc. 7.70%, 7/1/2012	102,000	112,079

		393,371

HOUSEHOLD DURABLES — 0.2%
Whirlpool Corp. 8.00%, 5/1/2012	315,000	342,092

HOUSEHOLD PRODUCTS — 0.6%
Clorox Co.:
5.00%, 3/1/2013	250,000	272,619
5.45%, 10/15/2012	155,000	168,300
Fortune Brands, Inc. 3.00%, 6/1/2012	360,000	366,295
Newell Rubbermaid, Inc. 5.50%, 4/15/2013	350,000	381,170

		1,188,384

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.:
4.50%, 11/1/2011	1,205,000	1,256,632
4.65%, 12/15/2012	125,000	134,704
General Electric Co. 5.00%, 2/1/2013	1,550,000	1,684,333
Koninklijke Philips Electronics NV 4.63%, 3/11/2013	360,000	389,699
Tyco Electronics Group SA 6.00%, 10/1/2012	355,000	382,502

		3,847,870

INSURANCE — 3.7%
Aegon NV 4.75%, 6/1/2013	350,000	370,735
American International Group, Inc.:
4.25%, 5/15/2013	300,000	309,000
4.95%, 3/20/2012	155,000	160,813
5.38%, 10/18/2011	110,000	113,850
Berkshire Hathaway Finance Corp.:
4.00%, 4/15/2012	885,000	927,837
4.60%, 5/15/2013	500,000	544,555
4.75%, 5/15/2012	515,000	547,046
Berkshire Hathaway, Inc. 2.13%, 2/11/2013	510,000	524,675
Hartford Financial Services Group, Inc. 5.25%, 10/15/2011	277,000	287,146
Lincoln National Corp. 6.20%, 12/15/2011	115,000	121,533
MetLife, Inc. 6.13%, 12/1/2011	410,000	432,686
Nationwide Financial Services 5.90%, 7/1/2012	255,000	270,295
Principal Life Income Funding Trusts 5.30%, 12/14/2012	520,000	562,317
Prudential Financial, Inc.:
2.75%, 1/14/2013	55,000	56,052
3.63%, 9/17/2012	940,000	974,237
5.15%, 1/15/2013	155,000	165,550
The Allstate Corp. 6.13%, 2/15/2012	50,000	53,428
Travelers Property Casualty Corp. 5.00%, 3/15/2013	255,000	277,789
XL Capital Finance Europe PLC 6.50%, 1/15/2012	242,000	251,591

		6,951,135

IT SERVICES — 0.3%
Computer Sciences Corp. Series W 5.50%, 3/15/2013	310,000	335,943
Fiserv, Inc. 6.13%, 11/20/2012	275,000	300,854

		636,797

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. 5.63%, 3/15/2013	250,000	270,103

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Life Technologies Corp. 3.38%, 3/1/2013	400,000	410,137

MACHINERY — 1.6%
John Deere Capital Corp.:
1.88%, 6/17/2013	1,400,000	1,430,008
4.95%, 12/17/2012	925,000	998,804
7.00%, 3/15/2012	435,000	474,764

		2,903,576

MEDIA — 3.1%
CBS Corp. 5.63%, 8/15/2012	360,000	383,400
Comcast Cable Communications Holdings, Inc.:
7.13%, 6/15/2013	500,000	570,118
8.38%, 3/15/2013	486,000	565,091
Cox Communications, Inc.:
4.63%, 6/1/2013	250,000	269,385
7.13%, 10/1/2012	402,000	445,733
The McGraw-Hill Companies, Inc. 5.38%, 11/15/2012	110,000	117,256
The Walt Disney Co.:
4.70%, 12/1/2012	310,000	335,720
6.38%, 3/1/2012	820,000	885,992
Time Warner Cable, Inc.:
5.40%, 7/2/2012	1,085,000	1,161,274
6.20%, 7/1/2013	390,000	438,734
Time Warner, Inc. 6.88%, 5/1/2012	500,000	542,893

		5,715,596

METALS & MINING — 2.2%
Alcoa, Inc. 5.38%, 1/15/2013	650,000	692,250
ArcelorMittal 5.38%, 6/1/2013	500,000	536,300
BHP Billiton Finance USA, Ltd. 5.13%, 3/29/2012	655,000	692,685
Nucor Corp. 5.00%, 12/1/2012	355,000	384,335
Rio Tinto Alcan, Inc.:
4.50%, 5/15/2013	1,200,000	1,281,310

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

4.88%, 9/15/2012	$105,000	$111,222
Vale Inco, Ltd. 7.75%, 5/15/2012	105,000	114,096
Xstrata Canada Corp. 7.25%, 7/15/2012	205,000	222,381

		4,034,579

MULTI-UTILITIES — 0.4%
MidAmerican Energy Holdings Co. 5.88%, 10/1/2012	255,000	277,810
Veolia Environnement 5.25%, 6/3/2013	340,000	371,015

		648,825

OFFICE ELECTRONICS — 0.5%
Xerox Corp.:
5.50%, 5/15/2012	275,000	292,890
5.65%, 5/15/2013	500,000	546,511

		839,401

OIL, GAS & CONSUMABLE FUELS — 5.5%
Apache Corp. 6.00%, 9/15/2013	500,000	564,178
Atmos Energy Corp. 5.13%, 1/15/2013	255,000	272,494
Canadian Natural Resources, Ltd. 5.15%, 2/1/2013	435,000	471,363
Chevron Corp. 3.45%, 3/3/2012	515,000	535,919
ConocoPhillips:
4.40%, 5/15/2013	500,000	541,979
4.75%, 10/15/2012	560,000	603,721
Consolidated Natural Gas Co. Series C 6.25%, 11/1/2011	360,000	379,192
EnCana Corp. 6.30%, 11/1/2011	255,000	268,305
Enterprise Products Operating LLC:
5.65%, 4/1/2013	300,000	326,645
7.63%, 2/15/2012	440,000	474,397
Husky Energy, Inc. 6.25%, 6/15/2012	205,000	219,430
Kinder Morgan Energy Partners LP 5.85%, 9/15/2012	275,000	296,703
Marathon Global Funding Corp. 6.00%, 7/1/2012	275,000	296,647
NuStar Pipeline Operating Partnership LP 5.88%, 6/1/2013	250,000	273,044
ONEOK Partners LP 5.90%, 4/1/2012	500,000	531,527
Plains All American Pipeline LP / PAA Finance Corp. 4.25%, 9/1/2012	275,000	285,373
Shell International Finance BV 1.88%, 3/25/2013	515,000	525,763
Spectra Energy Capital LLC 6.25%, 2/15/2013	244,000	265,289
Transcontinental Gas Pipe Line Co. LLC 8.88%, 7/15/2012	250,000	279,205
Transocean, Inc. 5.25%, 3/15/2013	500,000	523,750
Valero Energy Corp. 6.88%, 4/15/2012	310,000	331,915
Weatherford International, Inc. 5.95%, 6/15/2012	425,000	452,790
XTO Energy, Inc.:
5.90%, 8/1/2012	165,000	180,353
6.25%, 4/15/2013	1,205,000	1,359,285

		10,259,267

PERSONAL PRODUCTS — 0.3%
Johnson & Johnson 5.15%, 8/15/2012	105,000	113,515
The Procter & Gamble Co. 1.38%, 8/1/2012	395,000	400,008

		513,523

PHARMACEUTICALS — 3.8%
Abbott Laboratories 5.15%, 11/30/2012	275,000	299,503
AstraZeneca PLC 5.40%, 9/15/2012	830,000	904,308
Bristol-Myers Squibb Co. 5.25%, 8/15/2013	150,000	167,368
Eli Lilly & Co. 3.55%, 3/6/2012	680,000	705,772
GlaxoSmithKline Capital, Inc. 4.85%, 5/15/2013	1,400,000	1,539,506
McKesson Corp. 7.75%, 2/1/2012	155,000	167,138
Merck & Co, Inc. 5.13%, 11/15/2011	360,000	378,993
Novartis Capital Corp. 1.90%, 4/24/2013	725,000	743,322
Pfizer, Inc. 4.45%, 3/15/2012	1,450,000	1,526,912
Teva Pharmaceutical Finance III LLC 1.50%, 6/15/2012	350,000	353,915
Wyeth 5.50%, 3/15/2013	255,000	282,498

		7,069,235

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Boston Properties LP 6.25%, 1/15/2013	330,000	359,347
Duke Realty LP 6.25%, 5/15/2013	350,000	379,013
ERP Operating LP 5.20%, 4/1/2013	250,000	266,633
HCP, Inc. 6.45%, 6/25/2012	130,000	136,436
Hospitality Properties Trust 6.75%, 2/15/2013	350,000	372,041

		1,513,470

ROAD & RAIL — 0.2%
Union Pacific Corp. 5.45%, 1/31/2013	410,000	447,040

SOFTWARE — 0.3%
Oracle Corp. 4.95%, 4/15/2013	500,000	551,506

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

SPECIALTY RETAIL — 0.1%
Lowe’s Cos., Inc. 5.60%, 9/15/2012	$105,000	$114,807

TOBACCO — 0.8%
Philip Morris International, Inc. 4.88%, 5/16/2013	900,000	989,125
Reynolds American, Inc. 7.25%, 6/1/2012	255,000	275,609
UST LLC 6.63%, 7/15/2012	155,000	167,450

		1,432,184

WIRELESS TELECOMMUNICATION SERVICES — 5.8%
AT&T Corp. 7.30%, 11/15/2011	275,000	294,514
AT&T, Inc.:
4.95%, 1/15/2013	1,175,000	1,277,220
5.88%, 2/1/2012	385,000	409,909
BellSouth Corp. 4.75%, 11/15/2012	515,000	554,003
Cellco Partnership / Verizon Wireless Capital LLC 5.25%, 2/1/2012	360,000	380,814
CenturyLink, Inc. 7.88%, 8/15/2012	500,000	544,719
Deutsche Telekom International Finance BV 5.25%, 7/22/2013	1,000,000	1,098,647
New Cingular Wireless Services, Inc. 8.13%, 5/1/2012	1,470,000	1,634,649
Rogers Communications, Inc.:
7.25%, 12/15/2012	878,000	983,465
7.88%, 5/1/2012	310,000	342,312
Verizon Communications, Inc. 5.25%, 4/15/2013	529,000	581,847
Verizon Global Funding Corp.:
4.38%, 6/1/2013	500,000	540,291
7.38%, 9/1/2012	330,000	368,976
Verizon New York, Inc. Series A 6.88%, 4/1/2012	595,000	638,315
Verizon Virginia, Inc. 4.63%, 3/15/2013	500,000	531,411
Walgreen Co. 4.88%, 8/1/2013	500,000	550,432

		10,731,524

TOTAL CORPORATE BONDS & NOTES —
(Cost $180,377,639)		182,391,636

	Shares
SHORT TERM INVESTMENT — 3.2%
MONEY MARKET FUND — 3.2%
State Street Institutional Liquid Reserves Fund (d)(e) (Cost $5,955,097)	5,955,097	5,955,097

TOTAL INVESTMENTS — 101.6% (f)
(Cost $186,332,736)		188,346,733
OTHER ASSETS AND LIABILITIES — (1.6)%		(2,974,187)

NET ASSETS — 100.0%		$185,372,546

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of September 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security. Rate shown is rate in effect at September 30, 2010. Maturity date disclosed is the ultimate maturity.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2010 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities and other financial instruments are based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Variable Rate Demand Obligations are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgements and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides Funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Fund’s investments by industry, debt securities issued by the U.S. government or U.S. government agencies, corporate debt securities, commercial mortgage obligations, debt issued by state of the U.S. and political subdivisions of states.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

The following table summarizes the inputs used in valuing the Funds’ investments, as of September 30, 2010:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
SPDR Series Trust	Prices	Inputs	Inputs	Total

SPDR Dow Jones Total Market ETF	$191,154,777	$—	$—	$191,154,777
SPDR Dow Jones Large Cap ETF	42,718,780	—	—	42,718,780
SPDR Dow Jones Large Cap Growth ETF	183,781,525	—	—	183,781,525
SPDR Dow Jones Large Cap Value ETF	168,302,809	—	—	168,302,809
SPDR Dow Jones Mid Cap ETF	63,683,709	—	—	63,683,709
SPDR Dow Jones Mid Cap Growth ETF	72,741,140	—	—	72,741,140
SPDR Dow Jones Mid Cap Value ETF	47,621,651	—	—	47,621,651
SPDR Dow Jones Small Cap ETF	66,386,471	—	—	66,386,471
SPDR Dow Jones Small Cap Growth ETF	160,249,191	—	—	160,249,191
SPDR Dow Jones Small Cap Value ETF	142,772,712	—	—	142,772,712
SPDR DJ Global Titans ETF	92,607,705	—	—	92,607,705
SPDR Dow Jones REIT ETF	1,421,574,829	—	—	1,421,574,829
SPDR KBW Bank ETF	776,300,883	—	—	776,300,883
SPDR KBW Capital Markets ETF	51,953,977	—	—	51,953,977
SPDR KBW Insurance ETF	188,215,480	—	—	188,215,480
SPDR KBW Mortgage Finance ETF	2,529,459	—	—	2,529,459
SPDR KBW Regional Banking ETF	632,984,153	—	—	632,984,153
SPDR Morgan Stanley Technology ETF	204,037,024	—	—	204,037,024
SPDR S&P Dividend ETF	3,935,634,890	—	—	3,935,634,890
SPDR S&P Biotech ETF	594,583,940	—	—	594,583,940
SPDR S&P Homebuilders ETF	928,265,593	—	—	928,265,593
SPDR S&P Metals & Mining ETF	776,358,331	—	—	776,358,331
SPDR S&P Oil & Gas Equipment & Services ETF	303,338,278	—	—	303,338,278
SPDR S&P Oil & Gas Exploration & Production ETF	566,460,072	—	—	566,460,072
SPDR S&P Pharmaceuticals ETF	221,607,883	—	—	221,607,883
SPDR S&P Retail ETF	460,830,693	—	—	460,830,693
SPDR S&P Semiconductor ETF	80,992,452	—	—	80,992,452
SPDR Wells Fargo Preferred Stock ETF	102,948,859	—	—	102,948,859
SPDR Barclays Capital 1-3 Month T-Bill ETF	382,505	1,040,612,092	—	1,040,994,597
SPDR Barclays Capital TIPS ETF	12,177,120	363,852,559	—	376,029,679
SPDR Barclays Capital Intermediate Term Treasury ETF	52,256,971	250,693,916	—	302,950,887
SPDR Barclays Capital Long Term Treasury ETF	7,252,462	36,578,087	—	43,830,549
SPDR Barclays Capital Intermediate Term Credit Bond ETF	8,179,787	128,202,377	—	136,382,164
SPDR Barclays Capital Long Term Credit Bond ETF	3,981,750	33,415,009	—	37,396,759
SPDR Barclays Capital Convertible Securities ETF	113,136,917	303,827,100	—	416,964,017
SPDR Barclays Capital Mortgage Backed Bond ETF	43,704,212	43,664,505	—	87,368,717
SPDR Barclays Capital Aggregate Bond ETF	91,630,977	227,642,186	—	319,273,163
SPDR Nuveen Barclays Capital Municipal Bond ETF	5,458,620	989,974,150	—	995,432,770

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
SPDR Series Trust	Prices	Inputs	Inputs	Total

SPDR Nuveen Barclays Capital California Municipal Bond ETF	1,139,840	70,770,238	—	71,910,078
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	338,773	27,220,366	—	27,559,139
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	3,124,810	1,293,241,057	—	1,296,365,867
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	8,992,000	—	8,992,000
SPDR Nuveen Barclays Capital Build America Bond ETF	320,126	25,738,422	—	26,058,548
SPDR DB International Government Inflation-Protected Bond ETF	10,331,068	856,525,850	—	866,856,918
SPDR Barclays Capital Short Term International Treasury Bond ETF	1,118,421	140,942,138	—	142,060,559
SPDR Barclays Capital International Treasury Bond ETF	5,028,916	1,228,773,897	—	1,233,802,813
SPDR Barclays Capital International Corporate Bond ETF	779	6,484,334	—	6,485,113
SPDR Barclays Capital High Yield Bond ETF	39,184,485	5,775,515,162	—	5,814,699,647
SPDR Barclays Capital Short Term Corporate Bond ETF	5,955,097	182,391,636	—	188,346,733

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR Barclays Capital International Treasury Bond ETF	$—	$92,592	$—	$92,592
SPDR Barclays Capital International Corporate Bond ETF	—	(12,488)	—	(12,488)

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency contracts, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at September 30, 2010:

Net change in
				Realized					Unrealized
				Gain (Loss)					(Depreciation)
			(Amortized	and Change in					from
			Premiums)	Unrealized	Net				Investments
	Balances at		Accreted	Appreciation	Purchases	Net Transfers		Balance at	Still held at
	6/30/10		Discounts	(Depreciation)	Sales	in or out		9/30/10	End of Period

SPDR Dow Jones Small Cap ETF	$	—*	$—	$—	$—	$	—*	$—	$—
SPDR Dow Jones Small Cap Value ETF	$	—*	$—	$—	$—	$	—*	$—	$—

*	Included in this amount are level 3 securities that were valued at $0.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at September 30, 2010:

		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Capital International Treasury Bond ETF	Forward Contract	$—	$92,592	$—	$—	$—	$—	$92,592
SPDR Barclays Capital International Corporate Bond ETF	Forward Contract	—	(12,488)	—	—	—	—	(12,488)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Transactions with Affiliates

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at September 30, 2010 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/10	6/30/10	Cost	Shares	Proceeds	Shares	at 9/30/10	9/30/10	Income	Gain (Loss)

SPDR Dow Jones Total Market ETF	6,860	$232,005	$33,574	882	$11,913	337	7,405	$278,872	$74	$(618)
SPDR Dow Jones Large Cap ETF	1,691	57,190	4,557	119	4,439	119	1,691	63,683	17	144
SPDR Dow Jones Large Cap Growth ETF	17,609	595,536	11,661	300	67,971	1,798	16,111	606,740	163	(17,390)
SPDR KBW Bank ETF	443,580	15,001,875	11,853,917	311,215	11,878,408	313,441	441,354	16,621,391	4,380	(271,845)
SPDR KBW Capital Markets ETF	106,332	3,596,148	888,495	22,740	1,453,848	38,940	90,132	3,394,371	126,073	(404,660)

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund (“Tax Free Money Market Fund”), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio, respectively, each a series of State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as interest income on securities of affiliated issuers in the accompanying Statement of Operations. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Navigator”), for which SSgA FM serves as the investment adviser. Navigator is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Liquid Reserves Fund at September 30, 2010 and for the period ended are:

	Value at	Purchased		Sold		Value at
Liquid Reserves	6/30/10	Cost	Shares	Proceeds	Shares	9/30/10	Income

SPDR Dow Jones Total Market ETF	$541,450	$1,554,414	1,554,414	$1,846,847	1,846,847	$249,017	$397
SPDR Dow Jones Large Cap ETF	74,544	331,029	331,029	364,466	364,466	41,107	45

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Value at	Purchased		Sold		Value at
Liquid Reserves	6/30/10	Cost	Shares	Proceeds	Shares	9/30/10	Income

SPDR Dow Jones Large Cap Growth ETF	$100	$1,082,976	1,082,976	$790,444	790,444	$292,632	$295
SPDR Dow Jones Large Cap Value ETF	43,072	1,706,931	1,706,931	1,546,676	1,546,676	203,327	200
SPDR Dow Jones Mid Cap ETF	12,439	521,439	521,439	377,031	377,031	156,847	47
SPDR Dow Jones Mid Cap Growth ETF	253,449	374,167	374,167	443,156	443,156	184,460	94
SPDR Dow Jones Mid Cap Value ETF	37,720	315,787	315,787	305,801	305,801	47,706	59
SPDR Dow Jones Small Cap ETF	26,567	684,956	684,956	608,800	608,800	102,723	102
SPDR Dow Jones Small Cap Growth ETF	177,386	2,131,001	2,131,001	1,990,430	1,990,430	317,957	283
SPDR Dow Jones Small Cap Value ETF	96,833	2,054,136	2,054,136	2,000,866	2,000,866	150,103	163
SPDR DJ Global Titans ETF	100	626,694	626,694	588,610	588,610	38,184	70
SPDR Dow Jones REIT ETF	1,815,488	21,074,828	21,074,828	20,819,100	20,819,100	2,071,216	1,000
SPDR KBW Bank ETF	684,735	2,668,140	2,668,140	2,545,121	2,545,121	807,754	595
SPDR KBW Capital Markets ETF	74,340	162,606	162,606	153,582	153,582	83,364	39
SPDR KBW Insurance ETF	136,368	1,095,148	1,095,148	1,055,971	1,055,971	175,545	115
SPDR KBW Mortgage Finance ETF	6,754	21,154	21,154	24,775	24,775	3,133	3
SPDR KBW Regional Banking ETF	964,165	5,000,709	5,000,709	5,525,941	5,525,941	438,933	590
SPDR Morgan Stanley Technology ETF	372,470	321,542	321,542	314,268	314,268	379,744	230
SPDR S&P Dividend ETF	5,087,806	41,837,649	41,837,649	39,824,729	39,824,729	7,100,726	5,197
SPDR S&P Biotech ETF	269,146	7,800,279	7,800,279	7,401,649	7,401,649	667,776	304
SPDR S&P Homebuilders ETF	396,379	2,211,153	2,211,153	2,561,537	2,561,537	45,995	758
SPDR S&P Metals & Mining ETF	1,597,914	2,079,523	2,079,523	2,341,389	2,341,389	1,336,048	1,348
SPDR S&P Oil & Gas Equipment & Services ETF	240,252	812,405	812,405	891,685	891,685	160,972	159
SPDR S&P Oil & Gas Exploration & Production ETF	348,701	1,299,964	1,299,964	957,660	957,660	691,005	322
SPDR S&P Pharmaceuticals ETF	16,857	5,420,138	5,420,138	1,012,490	1,012,490	4,424,505	141
SPDR S&P Retail ETF	913,959	5,253,792	5,253,792	5,089,979	5,089,979	1,077,772	624
SPDR S&P Semiconductor ETF	119,723	459,158	459,158	486,554	486,554	92,327	84
SPDR Wells Fargo Preferred Stock ETF	210,792	2,872,616	2,872,616	2,633,310	2,633,310	450,098	218
SPDR Barclays Capital 1-3 Month T-Bill ETF	118,394	859,408	859,408	595,297	595,297	382,505	164
SPDR Barclays Capital TIPS ETF	81,251	4,881,651	4,881,651	4,832,173	4,832,173	130,729	527
SPDR Barclays Capital Intermediate Term Treasury ETF	525,070	20,932,726	20,932,726	20,853,496	20,853,496	604,300	799
SPDR Barclays Capital Long Term Treasury ETF	1,622	2,236,272	2,236,272	2,236,316	2,236,316	1,578	93
SPDR Barclays Capital Intermediate Term Credit Bond ETF	2,198,747	6,549,907	6,549,907	5,084,522	5,084,522	3,664,132	2,312
SPDR Barclays Capital Long Term Credit Bond ETF	880,585	2,263,030	2,263,030	2,412,588	2,412,588	731,027	413
SPDR Barclays Capital Convertible Securities ETF	3,037,026	16,775,530	16,775,530	17,996,744	17,996,744	1,815,812	1,640
SPDR Barclays Capital Mortgage Backed Bond ETF	26,464,512	43,885,096	43,885,096	26,645,396	26,645,396	43,704,212	22,529
SPDR Barclays Capital Aggregate Bond ETF	70,848,215	59,625,555	59,625,555	58,567,603	58,567,603	71,906,167	45,669
SPDR Nuveen Barclays Capital Build America Bond ETF	337,703	6,262,558	6,262,558	6,280,135	6,280,135	320,126	187
SPDR DB International Government Inflation-Protected Bond ETF	16,569	10,173,133	10,173,133	9,060,923	9,060,923	1,128,779	343
SPDR Barclays Capital Short Term International Treasury Bond ETF	2,290,566	2,873,468	2,873,468	4,045,613	4,045,613	1,118,421	1,154
SPDR Barclays Capital International Treasury Bond ETF	3,279,496	32,355,122	32,355,122	30,605,702	30,605,702	5,028,916	4,204
SPDR Barclays Capital International Corporate Bond ETF	7,320	40,002	40,002	46,543	46,543	779	3
SPDR Barclays Capital High Yield Bond ETF	14,812,046	420,862,962	420,862,962	396,490,523	396,490,523	39,184,485	48,291
SPDR Barclays Capital Short Term Corporate Bond ETF	6,232,291	24,551,999	24,551,999	24,829,193	24,829,193	5,955,097	1,325

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

Amounts related to investments in Tax Free Money Market Fund at September 30, 2010 and for the period ended are:

	Value at	Purchased		Sold		Value at
Tax Free Money Market Fund	6/30/10	Cost	Shares	Proceeds	Shares	9/30/10	Income

SPDR Nuveen Barclays Capital Municipal Bond ETF	$1,323,334	$72,612,765	72,612,765	$68,477,479	68,477,479	$5,458,620	$1,924
SPDR Nuveen Barclays Capital California Municipal Bond ETF	69,456	10,349,231	10,349,231	9,278,847	9,278,847	1,139,840	174
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	177,072	2,156,692	2,156,692	1,994,991	1,994,991	338,773	85
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	10,409,726	127,546,173	127,546,173	134,831,089	134,831,089	3,124,810	1,717
SPDR Nuveen S&P VRDO Municipal Bond ETF	116,417	919,567	919,567	1,035,984	1,035,984	—	8

Amounts related to investments in Navigator Fund at September 30, 2010 and for the period ended are:

	Value at	Purchased		Sold		Value at
Navigator	6/30/10	Cost	Shares	Proceeds	Shares	9/30/10	Income	Realized Gain

SPDR Dow Jones Total Market ETF	$9,918,748	$13,895,717	13,895,717	$15,459,598	15,459,598	$8,354,867	$9,229	$—
SPDR Dow Jones Large Cap ETF	5,945,846	14,105,850	14,105,850	14,696,565	14,696,565	5,355,131	3,683	—
SPDR Dow Jones Large Cap Growth ETF	7,399,558	7,207,630	7,207,630	6,379,018	6,379,018	8,228,170	6,003	—
SPDR Dow Jones Large Cap Value ETF	2,713,149	31,142,793	31,142,793	27,892,262	27,892,262	5,963,680	3,508	—
SPDR Dow Jones Mid Cap ETF	15,395,297	6,190,106	6,190,106	7,678,014	7,678,014	13,907,389	11,405	—
SPDR Dow Jones Mid Cap Growth ETF	17,208,494	7,949,378	7,949,378	17,756,048	17,756,048	7,401,824	10,778	—
SPDR Dow Jones Mid Cap Value ETF	5,322,474	8,403,506	8,403,506	3,167,780	3,167,780	10,558,200	6,458	—
SPDR Dow Jones Small Cap ETF	14,231,812	7,322,680	7,322,680	6,684,507	6,684,507	14,869,985	17,721	—
SPDR Dow Jones Small Cap Growth ETF	28,390,690	14,755,082	14,755,082	18,395,900	18,395,900	24,749,872	42,146	—
SPDR Dow Jones Small Cap Value ETF	29,593,856	10,823,145	10,823,145	20,026,777	20,026,777	20,390,224	33,044	—
SPDR DJ Global Titans ETF	2,962,407	21,604,949	21,604,949	18,460,987	18,460,987	6,106,369	4,001	—
SPDR Dow Jones REIT ETF	132,239,179	230,074,603	230,074,603	217,394,533	217,394,533	144,919,249	64,784	—
SPDR KBW Bank ETF	46,080,711	24,999,394	24,999,394	50,666,093	50,666,093	20,414,012	10,821	—
SPDR KBW Capital Markets ETF	7,980,811	8,162,897	8,162,897	10,287,019	10,287,019	5,856,689	2,919	—
SPDR KBW Insurance ETF	4,237,598	28,476,759	28,476,759	29,795,237	29,795,237	2,919,120	4,452	—
SPDR KBW Mortgage Finance ETF	1,031,758	564,220	564,220	1,125,265	1,125,265	470,713	619	—
SPDR KBW Regional Banking ETF	161,564,684	114,653,911	114,653,911	163,824,413	163,824,413	112,394,182	119,667	—
SPDR Morgan Stanley Technology ETF	10,341,311	53,706,066	53,706,066	48,373,350	48,373,350	15,674,027	9,018	—
SPDR S&P Dividend ETF	275,284,148	520,204,408	520,204,408	349,231,473	349,231,473	446,257,083	166,412	—
SPDR S&P Biotech ETF	94,435,725	147,395,564	147,395,564	134,585,870	134,585,870	107,245,419	56,514	—
SPDR S&P Homebuilders ETF	112,277,545	184,923,232	184,923,232	168,026,530	168,026,530	129,174,247	70,866	—
SPDR S&P Metals & Mining ETF	75,252,050	184,475,706	184,475,706	193,918,882	193,918,882	65,808,874	38,442	—
SPDR S&P Oil & Gas Equipment & Services ETF	27,354,745	44,025,470	44,025,470	54,725,030	54,725,030	16,655,185	34,255	—
SPDR S&P Oil & Gas Exploration & Production ETF	48,293,877	74,354,742	74,354,742	98,871,294	98,871,294	23,777,325	22,809	—
SPDR S&P Pharmaceuticals ETF	30,386,719	51,445,947	51,445,947	61,959,333	61,959,333	19,873,333	39,234	—
SPDR S&P Retail ETF	67,696,465	228,029,702	228,029,702	254,908,951	254,908,951	40,817,216	142,899	—
SPDR S&P Semiconductor ETF	14,605,362	21,820,759	21,820,759	30,383,286	30,383,286	6,042,835	5,595	—
SPDR Wells Fargo Preferred Stock ETF	9,537,013	29,305,942	29,305,942	17,976,147	17,976,147	20,866,808	11,081	—
SPDR Barclays Capital TIPS ETF	37,370,682	55,253,788	55,253,788	80,578,079	80,578,079	12,046,391	5,903	—
SPDR Barclays Capital Intermediate Term Treasury ETF	26,431,174	75,291,981	75,291,981	50,070,484	50,070,484	51,652,671	10,039	—
SPDR Barclays Capital Long Term Treasury ETF	2,203,900	11,478,317	11,478,317	6,431,333	6,431,333	7,250,884	1,295	—
SPDR Barclays Capital Intermediate Term Credit Bond ETF	16,362,468	6,961,632	6,961,633	18,808,445	18,808,445	4,515,655	5,877	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

	Value at	Purchased		Sold		Value at
Navigator	6/30/10	Cost	Shares	Proceeds	Shares	9/30/10	Income	Realized Gain

SPDR Barclays Capital Long Term Credit Bond ETF	$3,383,865	$5,910,250	5,910,250	$6,043,392	6,043,392	$3,250,723	$1,482	$—
SPDR Barclays Capital Convertible Securities ETF	33,590,990	50,370,877	50,370,877	52,207,740	52,207,740	31,754,127	24,077	—
SPDR Barclays Capital Aggregate Bond ETF	10,761,980	41,162,095	41,162,095	32,199,265	32,199,265	19,724,810	5,915	—
SPDR DB International Government Inflation-Protected Bond ETF	9,505,986	813,953	813,953	1,117,650	1,117,650	9,202,289	4,542	—

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at September 30, 2010 were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Dow Jones Total Market ETF	$189,802,622	$25,014,044	$23,661,889	$1,352,155
SPDR Dow Jones Large Cap ETF	37,875,532	6,160,174	1,316,926	4,843,248
SPDR Dow Jones Large Cap Growth ETF	186,519,116	21,436,637	24,174,228	(2,737,591)
SPDR Dow Jones Large Cap Value ETF	173,525,123	11,681,758	16,904,072	(5,222,314)
SPDR Dow Jones Mid Cap ETF	61,678,954	4,587,462	2,582,707	2,004,755
SPDR Dow Jones Mid Cap Growth ETF	67,462,327	8,409,025	3,130,212	5,278,813
SPDR Dow Jones Mid Cap Value ETF	46,008,573	2,431,984	818,906	1,613,078
SPDR Dow Jones Small Cap ETF	65,762,206	5,387,516	4,763,251	624,265
SPDR Dow Jones Small Cap Growth ETF	164,745,998	15,821,623	20,318,430	(4,496,807)
SPDR Dow Jones Small Cap Value ETF	157,934,155	6,044,437	21,205,880	(15,161,443)
SPDR DJ Global Titans ETF	109,058,655	4,908,668	21,359,618	(16,450,950)
SPDR Dow Jones REIT ETF	1,550,316,865	68,767,711	197,509,747	(128,742,036)
SPDR KBW Bank ETF	980,018,428	—	203,717,545	(203,717,545)
SPDR KBW Capital Markets ETF	78,281,711	—	26,327,734	(26,327,734)
SPDR KBW Insurance ETF	204,739,864	1,381,102	17,905,486	(16,524,384)
SPDR KBW Mortgage Finance ETF	2,705,547	146,885	322,973	(176,088)
SPDR KBW Regional Banking ETF	820,880,649	—	187,896,496	(187,896,496)
SPDR Morgan Stanley Technology ETF	224,276,177	16,183,038	36,422,191	(20,239,153)
SPDR S&P Dividend ETF	3,642,100,640	305,856,665	12,322,415	293,534,250
SPDR S&P Biotech ETF	585,178,789	41,977,716	32,572,565	9,405,151
SPDR S&P Homebuilders ETF	997,719,181	10,082,379	79,535,967	(69,453,588)
SPDR S&P Metals & Mining ETF	866,670,280	10,728,770	101,040,719	(90,311,949)
SPDR S&P Oil & Gas Equipment & Services ETF	297,472,816	17,832,791	11,967,329	5,865,462
SPDR S&P Oil & Gas Exploration & Production ETF	615,798,936	3,768,705	53,107,569	(49,338,864)
SPDR S&P Pharmaceuticals ETF	200,246,522	24,138,896	2,777,535	21,361,361
SPDR S&P Retail ETF	481,413,542	2,865,641	23,448,490	(20,582,849)
SPDR S&P Semiconductor ETF	87,203,854	3,443,208	9,654,610	(6,211,402)
SPDR Wells Fargo Preferred Stock ETF	97,554,554	5,414,382	20,077	5,394,305
SPDR Barclays Capital 1-3 Month T-Bill ETF	1,041,000,261	4,156	9,820	(5,664)
SPDR Barclays Capital TIPS ETF	352,570,027	23,460,458	806	23,459,652
SPDR Barclays Capital Intermediate Term Treasury ETF	291,790,769	11,164,782	4,664	11,160,118

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2010 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Barclays Capital Long Term Treasury ETF	$41,328,937	$2,534,630	$33,018	$2,501,612
SPDR Barclays Capital Intermediate Term Credit Bond ETF	129,219,544	7,180,459	17,839	7,162,620
SPDR Barclays Capital Long Term Credit Bond ETF	34,335,682	3,136,241	75,164	3,061,077
SPDR Barclays Capital Convertible Securities ETF	391,169,780	28,811,774	3,017,537	25,794,237
SPDR Barclays Capital Mortgage Backed Bond ETF	87,480,915	22,719	134,917	(112,198)
SPDR Barclays Capital Aggregate Bond ETF	308,579,743	11,049,637	356,217	10,693,420
SPDR Nuveen Barclays Capital Municipal Bond ETF	938,656,970	56,930,715	154,915	56,775,800
SPDR Nuveen Barclays Capital California Municipal Bond ETF	67,835,574	4,132,683	58,179	4,074,504
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	26,287,072	1,282,756	10,689	1,272,067
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	1,271,572,837	25,368,862	575,832	24,793,030
SPDR Nuveen S&P VRDO Municipal Bond ETF	8,992,000	—	—	—
SPDR Nuveen Barclays Capital Build America Bond ETF	25,532,905	587,775	62,132	525,643
SPDR DB International Government Inflation-Protected Bond ETF	810,495,866	78,026,398	21,665,346	56,361,052
SPDR Barclays Capital Short Term International Treasury Bond ETF	138,100,744	5,749,613	1,789,798	3,959,815
SPDR Barclays Capital International Treasury Bond ETF	1,104,527,648	130,347,691	1,072,526	129,275,165
SPDR Barclays Capital International Corporate Bond ETF	5,790,554	694,580	21	694,559
SPDR Barclays Capital High Yield Bond ETF	5,478,585,820	374,812,518	38,698,691	336,113,827
SPDR Barclays Capital Short Term Corporate Bond ETF	186,332,736	2,071,839	57,842	2,013,997

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)
under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® Series Trust

By:	/s/ James E. Ross James E. Ross
President

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer
Date: November 22, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer
Date: November 22, 2010